UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (212) 250-4352

Date of fiscal year end:             August 31

Date of reporting period:             November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Australia - 11.6%
Adelaide Brighton Ltd.	20,213	$76,460
AGL Energy Ltd.	18,053	247,976
ALS Ltd.	1,254	6,630
Alumina Ltd.	34,960	56,931
Amcor Ltd.	9,119	89,432
APA Group (a)	12,088	77,680
Aristocrat Leisure Ltd.	5,718	98,794
ASX Ltd.	1,668	73,437
Atlas Arteria Ltd. (a)	17,416	85,211
Aurizon Holdings Ltd.	26,362	81,046
AusNet Services	40,591	45,796
Australia & New Zealand Banking Group Ltd.	506	9,903
Bank of Queensland Ltd.	581	4,213
Bendigo & Adelaide Bank Ltd.	1,017	7,932
BHP Billiton Ltd.	1,514	33,931
BHP Group PLC	2,214	42,418
BlueScope Steel Ltd.	7,932	65,048
Boral Ltd.	18,774	69,920
Brambles Ltd.	27,900	209,241
Caltex Australia Ltd.	16,481	331,330
Challenger Ltd.	2,180	15,155
CIMIC Group Ltd.	1,399	41,478
Coca-Cola Amatil Ltd.	25,518	161,002
Cochlear Ltd.	1,004	124,111
Coles Group Ltd.*	5,842	49,956
Commonwealth Bank of Australia	94	4,890
Computershare Ltd.	11,937	158,213
Crown Resorts Ltd.	8,660	73,990
CSL Ltd.	263	34,071
CSR Ltd.	27,762	60,820
Dexus REIT	81,313	621,102
Domino’s Pizza Enterprises Ltd.	287	9,639
Downer EDI Ltd.	26,798	122,699
DuluxGroup Ltd.	20,084	100,464
Flight Centre Travel Group Ltd.	1,200	42,807
Goodman Group REIT	43,622	326,513
GPT Group REIT	112,905	434,506
Harvey Norman Holdings Ltd. (b)	17,172	39,626
Healthscope Ltd.	28,133	46,430
Iluka Resources Ltd.	1,158	6,824
Incitec Pivot Ltd.	14,366	39,445
Insurance Australia Group Ltd.	25,883	137,600
IOOF Holdings Ltd.	1,572	7,921
LendLease Group (a)	18,307	169,248
Macquarie Group Ltd.	384	32,085
Magellan Financial Group Ltd.	2,564	48,850
Medibank Pvt Ltd.	111,096	196,329
Metcash Ltd.	12,788	25,867
Mirvac Group REIT	228,153	364,873

National Australia Bank Ltd.	534	9,608
Newcrest Mining Ltd.	365	5,531
Oil Search Ltd.	10,949	58,447
Orica Ltd.	1,315	16,805
Origin Energy Ltd.*	5,063	23,958
Orora Ltd.	51,506	122,992
OZ Minerals Ltd.	1,575	9,960
Perpetual Ltd.	990	25,600
Platinum Asset Management Ltd.	1,801	7,115
Qantas Airways Ltd.	10,292	44,794
Ramsay Health Care Ltd.	834	33,022
REA Group Ltd.	874	48,551
Scentre Group REIT	214,830	611,831
SEEK Ltd.	3,996	53,926
Seven Group Holdings Ltd.	630	7,324
Shopping Centres Australasia Property Group REIT	54,265	104,615
Sonic Healthcare Ltd.	8,504	141,589
South32 Ltd.	6,131	13,879
Star Entertainment Group Ltd.	4,205	13,450
Stockland REIT	70,359	187,022
Suncorp Group Ltd.	1,832	17,820
Sydney Airport (a)	6,147	30,524
Telstra Corp. Ltd.	16,928	36,220
TPG Telecom Ltd.	2,180	11,446
Transurban Group (a)	4,454	37,046
Treasury Wine Estates Ltd.	1,974	20,397
Vicinity Centres REIT	136,966	267,052
Wesfarmers Ltd.	5,842	134,767
Westpac Banking Corp.	566	10,734
Woodside Petroleum Ltd.	7,542	171,064
Woolworths Group Ltd.	14,985	316,466

		7,803,398

Austria - 0.2%
ANDRITZ AG	884	42,559
Erste Group Bank AG*	154	6,077
OMV AG	846	42,741
Telekom Austria AG*	1,921	14,116
Verbund AG	286	11,696
Vienna Insurance Group AG Wiener Versicherung Gruppe	146	3,756
voestalpine AG	969	32,201

		153,146

Belgium - 0.7%
Ackermans & van Haaren NV	145	23,297
Ageas	250	12,070
Colruyt SA	1,520	97,134
Groupe Bruxelles Lambert SA	241	21,693
KBC Group NV	52	3,733
Proximus SADP	867	23,992
Sofina SA	658	132,465
Solvay SA	408	44,126
UCB SA	915	76,913
Umicore SA	456	19,785

		455,208

Bermuda (c) - 0.0%
Hiscox Ltd.	390	8,390

Canada - 6.3%
Alimentation Couche-Tard, Inc., Class B	915	48,005
Bank of Montreal	84	6,265
Bank of Nova Scotia	442	24,044
BCE, Inc.	849	36,378
Brookfield Asset Management, Inc., Class A	714	31,287
Canadian Imperial Bank of Commerce	539	45,217
Canadian National Railway Co.	1,659	142,496
Canadian Natural Resources Ltd.	857	21,530
Canadian Pacific Railway Ltd.	905	191,343
Canadian Tire Corp. Ltd., Class A	1,909	213,077
Canadian Utilities Ltd., Class A	1,480	34,876
Cenovus Energy, Inc.	3,025	22,350
CGI Group, Inc., Class A*	3,069	196,272
CI Financial Corp.	5,929	89,753
Constellation Software, Inc.	126	86,389
Dollarama, Inc.	2,863	75,652
Fairfax Financial Holdings Ltd.	684	323,283
Fortis, Inc.	2,316	80,418
Franco-Nevada Corp.	230	15,920
George Weston Ltd.	1,362	98,448
Goldcorp, Inc.	585	5,423
Great-West Lifeco, Inc. (b)	439	10,064
Husky Energy, Inc.	5,270	65,424
Hydro One Ltd., 144A	3,082	45,589
IGM Financial, Inc.	1,243	31,872
Imperial Oil Ltd.	1,550	46,147
Intact Financial Corp.	1,629	130,371
Inter Pipeline Ltd.	6,375	102,453
Loblaw Cos. Ltd.	2,054	94,718
Magna International, Inc.	8,527	425,420
Manulife Financial Corp.	2,132	35,242
Metro, Inc.	7,791	268,473
National Bank of Canada	1,449	66,067
Nutrien Ltd.	662	34,089
Pembina Pipeline Corp.	667	22,482
Power Corp. of Canada	2,578	51,401
Power Financial Corp.	755	15,968
Restaurant Brands International, Inc.	814	47,483
RioCan Real Estate Investment Trust REIT	11,047	205,547
Rogers Communications, Inc., Class B	3,070	163,698
Royal Bank of Canada	259	18,984
Saputo, Inc.	3,607	112,055
Shaw Communications, Inc., Class B	7,412	139,473
Sun Life Financial, Inc.	1,377	50,766
Suncor Energy, Inc.	2,617	84,352
TELUS Corp.	2,068	74,203
Thomson Reuters Corp.	645	32,577
Toronto-Dominion Bank	239	13,228
Tourmaline Oil Corp.	1,629	22,552
TransCanada Corp.	991	40,599
Wheaton Precious Metals Corp.	515	8,083

		4,247,806

Chile - 0.0%
Antofagasta PLC	1,278	13,051

China (c) - 0.1%
Tingyi Cayman Islands Holding Corp.	8,023	10,396
Uni-President China Holdings Ltd.	10,535	9,598
Want Want China Holdings Ltd.	58,686	43,270

		63,264

Denmark - 1.5%
Ambu A/S, Class B	142	2,837
Carlsberg A/S, Class B	862	95,467
Chr Hansen Holding A/S	566	51,110
Coloplast A/S, Class B	889	84,781
DSV A/S	2,930	224,215
GN Store Nord A/S	2,422	84,623
H Lundbeck A/S	159	6,530
ISS A/S	2,820	91,427
Jyske Bank A/S	186	7,297
Novo Nordisk A/S, Class B	543	25,208
Novozymes A/S, Class B	1,614	75,198
Orsted A/S, 144A	1,460	95,002
Pandora A/S	59	3,187
Rockwool International A/S, Class B	184	47,875
Tryg A/S	2,310	57,475
Vestas Wind Systems A/S	184	13,734
William Demant Holding A/S*	1,152	33,644

		999,610

Finland - 1.5%
Elisa OYJ	3,423	137,277
Fortum OYJ	2,889	60,221
Huhtamaki OYJ (b)	1,155	35,309
Kesko OYJ, Class B	2,881	167,863
Kone OYJ, Class B	1,597	79,127
Metso OYJ	498	14,192
Neste OYJ	1,164	90,964
Nokia OYJ	968	5,322
Nokian Renkaat OYJ	1,369	43,820
Nordea Bank Abp	607	5,388
Orion OYJ, Class B	431	14,386
Sampo OYJ, Class A	1,960	87,504
Stora Enso OYJ, Class R	4,987	63,552
UPM-Kymmene OYJ	6,322	168,430
Wartsila OYJ Abp	1,776	28,916

		1,002,271

France - 5.0%
Accor SA	486	21,571
Aeroports de Paris	86	16,719
Air Liquide SA	591	71,433
Airbus SE	102	10,928
Alstom SA	1,607	70,525
Amundi SA, 144A	158	9,052
Arkema SA	1,369	129,894
Atos SE	280	23,777
AXA SA	246	5,993

BioMerieux	286	20,174
Bouygues SA	1,607	61,791
Bureau Veritas SA	1,800	39,783
Capgemini SE	839	97,893
Carrefour SA	1,924	34,637
Cie de Saint-Gobain	716	26,538
Cie Generale des Etablissements Michelin	1,424	149,011
Cie Plastic Omnium SA	665	17,649
CNP Assurances	260	5,952
Covivio REIT	906	88,272
Danone SA	389	29,096
Dassault Aviation SA	40	61,141
Dassault Systemes SE	191	22,924
Edenred	2,295	87,518
Eiffage SA	1,295	123,195
Electricite de France SA (b)	664	10,909
Engie SA	5,435	76,430
EssilorLuxottica SA	682	86,602
Eurazeo SE	361	27,038
Eutelsat Communications SA (b)	660	14,068
Faurecia SA	536	20,889
Gecina SA REIT	2,364	330,565
Getlink SE	1,519	19,736
Hermes International	28	15,145
ICADE REIT	76	6,024
Imerys SA	240	12,880
Ipsen SA	228	29,352
JCDecaux SA	211	7,167
Kering	45	19,565
Klepierre SA REIT	2,702	88,476
Lagardere SCA	1,253	35,439
Legrand SA	937	57,396
L’Oreal SA	41	9,651
LVMH Moet Hennessy Louis Vuitton SE (b)	10	2,859
Orange SA (b)	3,934	67,527
Orpea	47	4,981
Pernod Ricard SA	196	31,335
Peugeot SA	701	15,398
Publicis Groupe SA	1,149	68,118
Remy Cointreau SA	155	17,953
Renault SA	125	8,782
Rexel SA	5,316	63,772
Rubis SCA	1,346	72,512
Safran SA	684	85,462
Sanofi	311	28,103
Sartorius Stedim Biotech	108	10,932
Schneider Electric SE	663	48,254
SCOR SE	618	29,697
SEB SA	231	33,112
Societe BIC SA	330	35,403
Sodexo SA	402	41,620
Suez	1,368	20,330

Teleperformance	946	156,596
Thales SA	605	74,187
TOTAL SA	463	25,774
Ubisoft Entertainment SA*	110	8,960
Unibail-Rodamco-Westfield REIT	351	60,344
Valeo SA	341	9,730
Veolia Environnement SA	5,869	124,763
Vinci SA	510	44,521
Vivendi SA	1,050	26,155
Wendel SA	74	8,990
Worldline SA, 144A*	582	31,064

		3,350,032

Germany - 4.8%
adidas AG	158	34,849
Allianz SE	49	10,347
Axel Springer SE	503	32,064
BASF SE	447	32,579
Bayer AG	60	4,387
Bayerische Motoren Werke AG	103	8,421
Beiersdorf AG	378	40,462
Brenntag AG	3,277	151,495
Carl Zeiss Meditec AG	231	15,955
CECONOMY AG	653	3,048
Continental AG	284	42,526
Covestro AG, 144A	3,067	176,617
Daimler AG	155	8,721
Deutsche Boerse AG	53	6,769
Deutsche Lufthansa AG	2,524	61,443
Deutsche Post AG	1,340	42,664
Deutsche Telekom AG	1,625	28,491
Deutsche Wohnen SE	6,002	287,733
E.ON SE	3,094	31,546
Evonik Industries AG	739	19,872
Fielmann AG	112	7,019
Fraport AG Frankfurt Airport Services Worldwide	192	14,117
Fresenius Medical Care AG & Co. KGaA	607	49,401
Fresenius SE & Co. KGaA	200	11,350
FUCHS PETROLUB SE	531	21,133
GEA Group AG	998	26,939
GRENKE AG	59	5,050
Hannover Rueck SE	205	28,480
HeidelbergCement AG	760	50,512
Hella GmbH & Co. KGaA	453	18,762
Henkel AG & Co. KGaA	79	8,158
HOCHTIEF AG	435	61,862
HUGO BOSS AG	807	55,737
Infineon Technologies AG	1,547	32,396
Innogy SE*	595	24,960
K+S AG	306	5,372
KION Group AG	105	5,923
LANXESS AG	1,363	74,725
LEG Immobilien AG	3,496	401,970
MAN SE	132	13,488

Merck KGaA	440	48,504
MTU Aero Engines AG	654	135,954
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	75	16,296
ProSiebenSat.1 Media SE	2,886	58,606
Puma SE	112	56,178
Rational AG	34	19,345
Rheinmetall AG	1,098	101,695
RWE AG	797	17,204
SAP SE	104	10,706
Scout24 AG, 144A	378	15,750
Siemens AG	51	5,913
Siemens Healthineers AG, 144A*	95	4,113
Symrise AG	737	59,498
Telefonica Deutschland Holding AG	1,109	4,492
TUI AG	15,155	215,986
Uniper SE	8,348	214,277
Vonovia SE	4,174	202,132
Wacker Chemie AG	340	32,722
Wirecard AG	134	20,247
Zalando SE, 144A*	139	4,312

		3,201,273

Hong Kong - 4.2%
AIA Group Ltd.	2,785	22,723
ASM Pacific Technology Ltd.	492	5,030
Cafe de Coral Holdings Ltd.	4,460	10,988
Cathay Pacific Airways Ltd.	4,144	5,973
Champion REIT	138,257	96,108
China Mengniu Dairy Co. Ltd.*	4,544	14,052
CK Asset Holdings Ltd.	7,262	52,291
CK Hutchison Holdings Ltd.	2,828	29,560
CK Infrastructure Holdings Ltd.	1,624	12,347
CLP Holdings Ltd.	12,640	139,309
Dairy Farm International Holdings Ltd.	3,565	31,372
Great Eagle Holdings Ltd.	2,971	12,111
Hang Lung Group Ltd.	5,670	15,722
Hang Lung Properties Ltd.	13,222	26,762
Hang Seng Bank Ltd.	189	4,362
Henderson Land Development Co. Ltd.	5,724	29,404
Hong Kong & China Gas Co. Ltd.	22,061	44,484
Hong Kong Exchanges & Clearing Ltd.	193	5,623
Hongkong Land Holdings Ltd.	25,300	164,703
Hopewell Holdings Ltd.	19,341	65,370
Hysan Development Co. Ltd.	13,644	65,206
Jardine Matheson Holdings Ltd.	300	19,809
Jardine Strategic Holdings Ltd.	100	3,850
Johnson Electric Holdings Ltd.	2,115	4,730
Kerry Logistics Network Ltd.	13,346	21,454
Kerry Properties Ltd.	41,464	142,262
Li & Fung Ltd.	15,471	3,163
Lifestyle International Holdings Ltd.	23,450	37,396
Link REIT	82,723	787,511
MTR Corp. Ltd.	1,467	7,611
New World Development Co. Ltd.	8,654	11,633

NWS Holdings Ltd.	58,272	122,564
PCCW Ltd.	110,082	64,566
Power Assets Holdings Ltd.	11,061	74,911
Sa Sa International Holdings Ltd.	17,110	6,931
Shun Tak Holdings Ltd.	14,948	4,909
Sino Land Co. Ltd.	51,601	88,752
Sun Art Retail Group Ltd.	10,856	12,124
Sun Hung Kai Properties Ltd.	3,080	43,883
Swire Pacific Ltd., Class A	12,722	140,619
Swire Pacific Ltd., Class B	17,600	29,507
Swire Properties Ltd.	28,666	99,818
Techtronic Industries Co. Ltd.	13,092	70,431
Television Broadcasts Ltd.	1,370	3,011
Towngas China Co. Ltd.*	21,549	16,797
VTech Holdings Ltd.	1,954	18,527
WH Group Ltd., 144A	6,103	4,453
Wharf Holdings Ltd.	12,825	34,333
Wharf Real Estate Investment Co. Ltd.	7,998	48,086
Wheelock & Co. Ltd.	5,321	30,529
Xinyi Glass Holdings Ltd.	16,478	17,708
Yue Yuen Industrial Holdings Ltd.	2,624	7,628

		2,833,006

Ireland - 0.8%
CRH PLC	2,014	55,171
DCC PLC	1,573	118,513
Glanbia PLC	465	8,345
James Hardie Industries PLC CDI	7,154	83,587
Kerry Group PLC, Class A	552	57,032
Kingspan Group PLC	1,314	56,565
Paddy Power Betfair PLC	487	43,340
Smurfit Kappa Group PLC	2,834	76,874

		499,427

Isle of Man - 0.0%
GVC Holdings PLC	2,835	26,731

Israel - 1.5%
Airport City Ltd.*	2,221	27,589
Alony Hetz Properties & Investments Ltd.	2,003	19,257
Amot Investments Ltd.	2,613	12,971
Azrieli Group Ltd.	358	17,924
Bank Hapoalim BM	7,943	54,317
Bank Leumi Le-Israel BM	16,612	108,788
Bezeq The Israeli Telecommunication Corp. Ltd.	34,714	39,844
Delek Group Ltd.	30	5,299
Elbit Systems Ltd.	188	22,939
First International Bank of Israel Ltd.	1,008	22,653
Gazit-Globe Ltd.	686	5,460
Harel Insurance Investments & Financial Services Ltd.	3,129	24,183
Israel Chemicals Ltd.	17,009	99,163
Israel Corp. Ltd.	138	39,968
Israel Discount Bank Ltd., Class A	28,937	99,717
Melisron Ltd.	328	13,986
Migdal Insurance & Financial Holding Ltd.	3,936	4,539

Mizrahi Tefahot Bank Ltd.	1,207	21,865
Nice Ltd.*	1,332	152,884
Oil Refineries Ltd.	124,547	62,458
Paz Oil Co. Ltd.	498	76,190
Phoenix Holdings Ltd.	3,245	19,536
Shufersal Ltd.	5,108	33,410
Strauss Group Ltd.	1,602	36,723
Teva Pharmaceutical Industries Ltd.*	279	6,031

		1,027,694

Italy - 0.9%
A2A SpA	62,930	105,881
Assicurazioni Generali SpA	646	10,891
Atlantia SpA	446	9,145
Buzzi Unicem SpA	353	6,665
Buzzi Unicem SpA-RSP	653	7,342
Davide Campari-Milano SpA	2,468	20,623
DiaSorin SpA	137	11,649
Enel SpA	9,498	51,512
Eni SpA	4,422	71,327
Ferrari NV	55	6,012
Italgas SpA	9,378	50,192
Mediobanca SpA	492	4,348
Moncler SpA	954	31,087
Parmalat SpA	1,917	6,088
Pirelli & C SpA, 144A*	785	5,518
Poste Italiane SpA, 144A	1,618	12,282
PRADA SpA	1,700	5,898
Prysmian SpA	483	8,843
Recordati SpA	199	6,401
Snam SpA	11,575	50,733
Telecom Italia SpA*	13,241	8,618
Telecom Italia SpA-RSP	19,477	10,962
Terna Rete Elettrica Nazionale SpA	16,648	93,080

		595,097

Japan - 26.1%
ABC-Mart, Inc.	300	16,856
Advantest Corp.	600	12,872
Aeon Co. Ltd.	9,600	230,045
Aeon Mall Co. Ltd.	600	10,785
AGC, Inc.	2,700	91,664
Aica Kogyo Co. Ltd.	1,200	40,423
Ain Holdings, Inc.	100	7,706
Air Water, Inc.	3,400	55,005
Aisin Seiki Co. Ltd.	1,000	39,542
Ajinomoto Co., Inc.	2,400	41,480
Alfresa Holdings Corp.	5,800	154,258
Alps Electric Co. Ltd.	400	9,268
Amada Holdings Co. Ltd.	3,900	42,314
ANA Holdings, Inc.	1,200	42,811
Aoyama Trading Co. Ltd.	500	12,541
Aozora Bank Ltd.	300	9,855
Ariake Japan Co. Ltd.	100	8,639
Asahi Group Holdings Ltd.	100	4,187

Asahi Intecc Co. Ltd.	300	14,055
Asahi Kasei Corp.	13,009	142,406
Asics Corp.	800	11,526
Astellas Pharma, Inc.	8,200	125,979
Autobacs Seven Co. Ltd.	3,000	45,865
Azbil Corp.	3,100	66,887
Bandai Namco Holdings, Inc.	2,500	105,020
Benesse Holdings, Inc.	600	17,807
Bic Camera, Inc.	1,200	16,867
Bridgestone Corp.	2,400	97,226
Brother Industries Ltd.	500	8,353
Calbee, Inc. (b)	200	6,623
Canon Marketing Japan, Inc.	500	9,590
Canon, Inc.	4,300	121,937
Capcom Co. Ltd.	1,354	26,496
Casio Computer Co. Ltd.	700	9,759
Central Japan Railway Co.	510	104,762
Chubu Electric Power Co., Inc.	24,000	359,736
Chugai Pharmaceutical Co. Ltd.	200	13,686
Chugoku Electric Power Co., Inc.	20,400	257,627
Ci:z Holdings Co. Ltd.	100	5,161
Citizen Watch Co. Ltd.	4,000	21,136
Coca-Cola Bottlers Japan Holdings, Inc.	175	5,009
COMSYS Holdings Corp.	5,200	134,179
Cosmo Energy Holdings Co. Ltd.	990	23,096
Cosmos Pharmaceutical Corp.	29	5,882
Dai Nippon Printing Co. Ltd.	2,800	64,754
Daicel Corp.	4,800	53,686
Daido Steel Co. Ltd.	100	4,047
Daifuku Co. Ltd.	39	1,995
Dai-ichi Life Holdings, Inc.	500	8,710
Daiichi Sankyo Co. Ltd.	429	15,743
Daiichikosho Co. Ltd.	455	20,756
Daikin Industries Ltd.	400	44,421
Daikyo, Inc.	900	23,532
Daito Trust Construction Co. Ltd.	643	83,978
Daiwa House Industry Co. Ltd.	2,400	75,561
Denka Co. Ltd.	2,600	83,804
Denso Corp.	788	36,412
Dentsu, Inc.	934	41,621
DIC Corp.	600	19,049
Disco Corp.	11	1,603
Don Quijote Holdings Co. Ltd.	400	24,271
East Japan Railway Co.	700	63,620
Ebara Corp.	600	15,556
Eisai Co. Ltd.	200	18,344
Electric Power Development Co. Ltd.	5,700	146,679
Exedy Corp.	700	17,964
Ezaki Glico Co. Ltd.	100	4,870
FamilyMart UNY Holdings Co. Ltd.	911	129,249
Fancl Corp.	400	10,434
FANUC Corp.	100	17,076

Fast Retailing Co. Ltd.	11	5,719
FP Corp.	100	6,103
Fuji Electric Co. Ltd.	1,354	42,510
Fuji Media Holdings, Inc.	800	12,463
Fuji Oil Holdings, Inc.	800	25,575
FUJIFILM Holdings Corp.	2,900	115,183
Fujitsu Ltd.	177	10,891
Fukuyama Transporting Co. Ltd.	1,000	43,857
Glory Ltd.	200	5,057
GS Yuasa Corp.	400	9,240
H2O Retailing Corp.	700	12,003
Hakuhodo DY Holdings, Inc.	7,500	114,795
Hamamatsu Photonics KK	1,100	38,265
Hankyu Hanshin Holdings, Inc.	2,400	81,374
Haseko Corp.	3,600	43,561
Heiwa Corp.	200	4,259
Hino Motors Ltd.	3,100	31,669
Hirose Electric Co. Ltd.	105	11,069
HIS Co. Ltd.	200	6,737
Hisamitsu Pharmaceutical Co., Inc.	700	44,694
Hitachi Construction Machinery Co. Ltd.	1,100	30,370
Hitachi High-Technologies Corp.	600	21,374
Hitachi Ltd.	3,100	89,765
Hitachi Metals Ltd.	500	5,627
Hitachi Transport System Ltd.	1,200	32,444
Hokkaido Electric Power Co., Inc.	2,700	18,499
Hokuriku Electric Power Co.*	10,600	94,378
Honda Motor Co. Ltd.	2,400	67,678
Horiba Ltd.	600	28,111
Hoshizaki Corp.	300	23,276
House Foods Group, Inc.	700	24,813
Hoya Corp.	700	42,536
Hulic Co. Ltd.	800	7,313
Ibiden Co. Ltd.	400	5,562
Idemitsu Kosan Co. Ltd.	2,900	105,478
IHI Corp.	400	12,171
Iida Group Holdings Co. Ltd.	400	7,056
Inpex Corp.	2,800	29,714
Isetan Mitsukoshi Holdings Ltd.	5,300	61,285
Isuzu Motors Ltd.	8,600	122,392
Ito En Ltd.	600	27,530
ITOCHU Corp.	7,700	136,708
Itochu Techno-Solutions Corp.	300	5,783
Izumi Co. Ltd.	680	38,506
J. Front Retailing Co. Ltd.	1,100	15,015
Japan Airlines Co. Ltd.	3,500	126,191
Japan Airport Terminal Co. Ltd.	100	3,884
Japan Petroleum Exploration Co. Ltd.	200	4,146
Japan Steel Works Ltd.	400	7,306
Japan Tobacco, Inc.	200	4,973
JFE Holdings, Inc.	3,600	63,456
JGC Corp.	900	13,141

JSR Corp.	3,200	51,206
JTEKT Corp.	500	6,358
JXTG Holdings, Inc.	66,550	402,230
Kagome Co. Ltd.	400	11,678
Kajima Corp.	3,100	42,889
Kakaku.com, Inc.	486	9,776
Kaken Pharmaceutical Co. Ltd.	200	10,233
Kamigumi Co. Ltd.	2,900	65,100
Kandenko Co. Ltd.	2,700	28,011
Kaneka Corp.	2,922	109,366
Kansai Electric Power Co., Inc.	7,600	114,050
Kansai Mirai Financial Group, Inc.*	4,200	33,844
Kansai Paint Co. Ltd.	288	5,395
Kao Corp.	700	51,524
Kawasaki Heavy Industries Ltd.	500	11,638
Kawasaki Kisen Kaisha Ltd.*	200	2,873
KDDI Corp.	2,900	68,037
Keihan Holdings Co. Ltd.	2,700	112,708
Keikyu Corp.	400	6,380
Keio Corp.	1,100	60,837
Keisei Electric Railway Co. Ltd.	1,200	38,890
Kewpie Corp.	400	9,708
Kikkoman Corp.	2,300	134,091
Kinden Corp.	5,200	90,033
Kintetsu Group Holdings Co. Ltd.	1,200	49,987
Kirin Holdings Co. Ltd.	3,100	72,756
Kissei Pharmaceutical Co. Ltd.	300	9,273
Kobayashi Pharmaceutical Co. Ltd.	300	20,872
Koei Tecmo Holdings Co. Ltd.	240	3,982
Koito Manufacturing Co. Ltd.	600	32,180
Kokuyo Co. Ltd.	2,400	36,967
Komatsu Ltd.	1,191	31,812
Komeri Co. Ltd.	300	7,178
Konami Holdings Corp.	300	13,421
Konica Minolta, Inc.	2,500	22,501
Kose Corp.	69	10,288
K’s Holdings Corp.	5,700	60,087
Kubota Corp.	1,000	17,059
Kuraray Co. Ltd.	3,000	46,605
Kurita Water Industries Ltd.	1,200	32,180
Kyocera Corp.	600	32,365
KYORIN Holdings, Inc.	400	9,610
Kyoritsu Maintenance Co. Ltd.	200	10,040
Kyowa Exeo Corp.	6,000	151,123
Kyowa Hakko Kirin Co. Ltd.	800	16,395
Kyudenko Corp.	100	3,888
Kyushu Electric Power Co., Inc.	10,100	118,567
Kyushu Railway Co.	8,226	271,664
Lawson, Inc.	500	32,717
Lintec Corp.	2,600	58,846
Lion Corp.	706	13,921
LIXIL Group Corp.	200	2,591

M3, Inc.	400	6,461
Mabuchi Motor Co. Ltd.	200	6,966
Maeda Corp.	4,400	46,189
Maeda Road Construction Co. Ltd.	1,200	23,567
Makita Corp.	1,000	39,234
Marubeni Corp.	35,500	264,960
Maruha Nichiro Corp.	700	25,306
Marui Group Co. Ltd.	200	4,310
Maruichi Steel Tube Ltd.	1,150	34,130
Matsumotokiyoshi Holdings Co. Ltd.	700	25,984
Mazda Motor Corp.	600	6,394
Medipal Holdings Corp.	4,400	100,749
Megmilk Snow Brand Co. Ltd.	200	5,566
MEIJI Holdings Co. Ltd.	500	39,322
MINEBEA MITSUMI, Inc.	651	10,560
MISUMI Group, Inc.	500	11,325
Mitsubishi Chemical Holdings Corp.	7,600	62,152
Mitsubishi Corp.	4,300	115,954
Mitsubishi Electric Corp.	3,800	50,131
Mitsubishi Estate Co. Ltd.	700	11,226
Mitsubishi Gas Chemical Co., Inc.	3,100	50,889
Mitsubishi Heavy Industries Ltd.	3,021	114,854
Mitsubishi Logistics Corp.	300	7,408
Mitsubishi Materials Corp.	200	5,610
Mitsubishi Motors Corp.	2,500	15,324
Mitsubishi Shokuhin Co. Ltd.	100	2,699
Mitsubishi Tanabe Pharma Corp.	300	4,605
Mitsubishi UFJ Lease & Finance Co. Ltd.	900	4,906
Mitsui & Co. Ltd.	9,900	154,712
Mitsui Chemicals, Inc.	500	12,686
Mitsui Fudosan Co. Ltd.	700	16,737
Mitsui OSK Lines Ltd.	400	9,402
Miura Co. Ltd.	953	25,388
Mizuho Financial Group, Inc.	3,800	6,302
Mochida Pharmaceutical Co. Ltd.	100	9,080
MS&AD Insurance Group Holdings, Inc.	400	12,136
Murata Manufacturing Co. Ltd.	139	21,196
Nabtesco Corp.	200	5,531
Nagase & Co. Ltd.	3,300	49,318
Nagoya Railroad Co. Ltd.	3,700	92,704
Nankai Electric Railway Co. Ltd.	1,200	32,074
NEC Corp.	800	24,800
NGK Insulators Ltd.	800	11,857
NGK Spark Plug Co. Ltd.	1,200	24,645
NH Foods Ltd.	200	7,415
NHK Spring Co. Ltd.	5,200	46,253
Nichirei Corp.	400	11,290
Nidec Corp.	136	18,109
Nifco, Inc.	300	7,649
Nihon Kohden Corp.	800	26,033
Nihon M&A Center, Inc.	206	4,802
Nihon Unisys Ltd.	1,400	35,694

Nikon Corp.	6,200	97,191
Nippo Corp.	2,500	42,602
Nippon Electric Glass Co. Ltd.	100	2,686
Nippon Express Co. Ltd.	700	42,166
Nippon Gas Co. Ltd.	200	7,116
Nippon Kayaku Co. Ltd.	600	7,900
Nippon Paper Industries Co. Ltd.	1,200	22,299
Nippon Shokubai Co. Ltd.	600	40,000
Nippon Steel & Sumitomo Metal Corp.	3,200	58,505
Nippon Telegraph & Telephone Corp.	400	16,486
Nippon Television Holdings, Inc.	700	10,955
Nippon Yusen KK	2,400	40,729
Nipro Corp.	400	5,435
Nishi-Nippon Railroad Co. Ltd.	1,100	28,655
Nissan Chemical Corp.	1,283	69,602
Nissan Motor Co. Ltd.	2,600	22,767
Nisshin Seifun Group, Inc.	4,500	94,518
Nisshin Steel Co. Ltd.	300	3,871
Nisshinbo Holdings, Inc.	500	4,549
Nissin Foods Holdings Co. Ltd.	484	31,244
Nitori Holdings Co. Ltd.	43	5,758
Nitto Denko Corp.	400	21,851
Noevir Holdings Co. Ltd.	100	4,659
NOF Corp.	2,700	89,168
NOK Corp.	200	3,012
Nomura Real Estate Holdings, Inc.	800	15,796
Nomura Research Institute Ltd.	710	31,170
NS Solutions Corp.	200	5,716
NSK Ltd.	500	4,698
NTT Data Corp.	3,700	43,012
NTT DOCOMO, Inc.	900	20,834
Obayashi Corp.	4,400	43,864
Obic Co. Ltd.	400	34,557
Odakyu Electric Railway Co. Ltd.	2,700	60,515
Oji Holdings Corp.	18,600	108,766
OKUMA Corp.	200	9,952
Olympus Corp.	489	13,759
Omron Corp.	300	13,184
Ono Pharmaceutical Co. Ltd.	200	4,836
Oracle Corp.	200	12,981
Oriental Land Co. Ltd.	300	29,841
ORIX Corp.	3,400	55,080
Osaka Gas Co. Ltd.	13,300	242,340
OSG Corp.	1,000	20,070
Otsuka Corp.	800	26,913
Otsuka Holdings Co. Ltd.	300	14,623
PALTAC CORPORATION	1,200	64,254
Panasonic Corp.	800	8,204
Park24 Co. Ltd.	500	13,496
Penta-Ocean Construction Co. Ltd.	1,200	7,567
Persol Holdings Co. Ltd.	143	2,677
Pigeon Corp.	300	12,351

Pilot Corp.	200	10,339
Pola Orbis Holdings, Inc.	235	6,633
Recruit Holdings Co. Ltd.	1,085	29,841
Relo Group, Inc.	400	10,991
Rengo Co. Ltd.	8,100	68,695
Resona Holdings, Inc.	1,100	5,831
Ricoh Co. Ltd.	600	5,823
Rinnai Corp.	300	21,506
Rohm Co. Ltd.	100	6,957
Rohto Pharmaceutical Co. Ltd.	700	22,100
Ryohin Keikaku Co. Ltd.	94	25,290
Sankyo Co. Ltd.	600	23,989
Sankyu, Inc.	1,100	51,537
Santen Pharmaceutical Co. Ltd.	900	15,400
Sanwa Holdings Corp.	4,100	49,756
SCREEN Holdings Co. Ltd.	100	5,002
SCSK Corp.	500	19,837
Secom Co. Ltd.	2,300	194,573
Sega Sammy Holdings, Inc.	1,000	14,108
Seibu Holdings, Inc.	2,500	46,191
Seino Holdings Co. Ltd.	6,200	92,004
Sekisui Chemical Co. Ltd.	3,100	50,288
Sekisui House Ltd.	5,000	75,341
Seven & i Holdings Co. Ltd.	3,300	143,654
SG Holdings Co. Ltd.	2,300	56,290
Shikoku Electric Power Co., Inc.	4,800	57,701
Shimachu Co. Ltd.	2,318	62,569
Shimadzu Corp.	3,500	81,805
Shimamura Co. Ltd.	100	8,490
Shimano, Inc.	266	38,840
Shimizu Corp.	3,300	28,190
Shin-Etsu Chemical Co. Ltd.	800	71,405
Shionogi & Co. Ltd.	600	39,672
Shiseido Co. Ltd.	300	19,086
Showa Denko KK	743	29,772
Showa Shell Sekiyu KK	4,900	75,906
SKY Perfect JSAT Holdings, Inc.	2,300	11,080
Skylark Holdings Co. Ltd.	3,000	49,141
SMC Corp.	84	28,466
Sohgo Security Services Co. Ltd.	200	9,406
Sojitz Corp.	39,000	138,071
Sompo Holdings, Inc.	500	19,313
Sony Corp.	800	41,828
Sony Financial Holdings, Inc.	400	8,384
Sotetsu Holdings, Inc.	2,800	85,073
Stanley Electric Co. Ltd.	1,400	40,749
Subaru Corp.	1,100	24,441
Sugi Holdings Co. Ltd.	700	32,919
Sumitomo Bakelite Co. Ltd.	1,000	36,284
Sumitomo Chemical Co. Ltd.	10,200	55,334
Sumitomo Corp.	14,600	224,175
Sumitomo Dainippon Pharma Co. Ltd.	3,500	114,047

Sumitomo Electric Industries Ltd.	7,800	109,392
Sumitomo Forestry Co. Ltd.	600	8,851
Sumitomo Heavy Industries Ltd.	609	20,193
Sumitomo Metal Mining Co. Ltd.	893	25,992
Sumitomo Mitsui Financial Group, Inc.	100	3,684
Sumitomo Mitsui Trust Holdings, Inc.	100	4,009
Sumitomo Osaka Cement Co. Ltd.	800	35,931
Sumitomo Realty & Development Co. Ltd.	571	21,160
Sumitomo Rubber Industries Ltd.	900	12,024
Sundrug Co. Ltd.	300	10,119
Suzuken Co. Ltd.	4,300	231,378
Suzuki Motor Corp.	2,600	129,485
Sysmex Corp.	300	15,981
T&D Holdings, Inc.	700	9,944
Taiheiyo Cement Corp.	500	16,909
Taisei Corp.	3,634	159,698
Taisho Pharmaceutical Holdings Co. Ltd.	300	34,663
Taiyo Nippon Sanso Corp.	800	13,471
Taiyo Yuden Co. Ltd.	200	3,792
Takara Holdings, Inc.	1,200	15,292
Takashimaya Co. Ltd.	2,500	36,328
Takeda Pharmaceutical Co. Ltd.	100	3,747
TDK Corp.	200	15,764
TechnoPro Holdings, Inc.	200	10,004
Teijin Ltd.	4,500	77,675
Terumo Corp.	658	38,738
THK Co. Ltd.	157	3,596
TIS, Inc.	900	41,532
Tobu Railway Co. Ltd.	2,900	83,003
Toda Corp.	1,000	6,728
Toho Co. Ltd.	500	17,393
Toho Gas Co. Ltd.	4,000	161,691
Tohoku Electric Power Co., Inc.	10,100	131,998
Tokai Carbon Co. Ltd.	200	2,776
Tokai Rika Co. Ltd.	1,200	22,034
Tokai Tokyo Financial Holdings, Inc.	1,100	5,376
Tokio Marine Holdings, Inc.	700	34,553
Tokyo Broadcasting System Holdings, Inc.	300	5,617
Tokyo Century Corp.	200	9,546
Tokyo Electric Power Co. Holdings, Inc.*	20,000	121,356
Tokyo Electron Ltd.	186	26,004
Tokyo Gas Co. Ltd.	9,200	236,948
Tokyo Tatemono Co. Ltd.	300	3,419
Tokyu Corp.	5,700	99,192
Tokyu Fudosan Holdings Corp.	3,400	19,074
Toppan Forms Co. Ltd.	900	8,251
Toppan Printing Co. Ltd.	1,000	16,099
Toray Industries, Inc.	3,700	29,010
Toshiba Plant Systems & Services Corp.	1,100	24,054
Tosoh Corp.	300	4,227
TOTO Ltd.	880	34,061

Toyo Seikan Group Holdings Ltd.	800	18,212
Toyo Suisan Kaisha Ltd.	1,100	37,684
Toyobo Co. Ltd.	500	7,235
Toyoda Gosei Co. Ltd.	1,000	19,243
Toyota Boshoku Corp.	300	4,621
Toyota Industries Corp.	200	10,251
Toyota Motor Corp.	100	5,991
Toyota Tsusho Corp.	3,300	113,923
Trend Micro, Inc.	400	22,933
TS Tech Co. Ltd.	2,900	84,025
Tsumura & Co.	100	3,096
Tsuruha Holdings, Inc.	200	19,727
TV Asahi Holdings Corp.	300	6,037
Ube Industries Ltd.	2,300	52,401
Unicharm Corp.	977	30,579
Ushio, Inc.	1,200	13,443
USS Co. Ltd.	900	15,963
Wacoal Holdings Corp.	1,200	32,708
Welcia Holdings Co. Ltd.	400	20,255
West Japan Railway Co.	2,300	160,200
Yakult Honsha Co. Ltd.	200	15,059
Yamada Denki Co. Ltd.	9,900	47,865
Yamaha Corp.	2,381	102,537
Yamaha Motor Co. Ltd.	400	8,225
Yamato Holdings Co. Ltd.	3,000	79,221
Yamato Kogyo Co. Ltd.	400	10,455
Yamazaki Baking Co. Ltd.	1,000	20,986
Yaoko Co. Ltd.	300	17,939
Yaskawa Electric Corp.	621	19,360
Yokogawa Electric Corp.	2,500	45,927
Yokohama Rubber Co. Ltd.	500	10,462
Zenkoku Hosho Co. Ltd.	400	13,668
Zensho Holdings Co. Ltd.	2,800	69,686
Zeon Corp.	900	9,147

		17,524,214

Luxembourg (c) - 0.6%
Aroundtown SA	39,494	337,838
RTL Group SA	581	34,767
SES SA	2,164	46,921
Tenaris SA	384	4,619

		424,145

Netherlands - 2.6%
Aalberts Industries NV	1,531	53,668
Aegon NV	2,244	12,493
Akzo Nobel NV	397	33,308
ASML Holding NV	102	17,220
ASR Nederland NV	1,326	57,202
EXOR NV	138	8,109
GrandVision NV, 144A	288	6,486
Heineken Holding NV	248	21,888
Heineken NV	104	9,517

Koninklijke Ahold Delhaize NV	26,813	689,302
Koninklijke DSM NV	4,109	364,005
Koninklijke KPN NV	13,298	39,343
Koninklijke Philips NV	1,724	64,894
Koninklijke Vopak NV	503	21,984
NN Group NV	618	26,289
QIAGEN NV*	600	21,094
Randstad NV	2,063	100,394
Royal Dutch Shell PLC, Class A	496	14,998
Royal Dutch Shell PLC, Class B	556	16,994
Signify NV, 144A	1,167	31,038
Wolters Kluwer NV	2,067	124,788

		1,735,014

New Zealand - 1.3%
Air New Zealand Ltd.	20,537	43,449
Auckland International Airport Ltd.	9,066	44,837
Contact Energy Ltd.	22,855	92,154
Fisher & Paykel Healthcare Corp. Ltd.	9,876	90,225
Fletcher Building Ltd.*	2,532	8,279
Kiwi Property Group Ltd.	38,677	36,796
Mercury NZ Ltd.	21,415	52,220
Meridian Energy Ltd.	21,915	49,752
Ryman Healthcare Ltd.	15,646	124,560
SKYCITY Entertainment Group Ltd.	24,823	61,383
Spark New Zealand Ltd.	83,143	241,579
Xero Ltd.*	692	20,153

		865,387

Norway - 0.8%
Aker ASA, Class A	127	7,233
DNB ASA	398	6,824
Equinor ASA	1,015	23,655
Gjensidige Forsikring ASA	938	14,621
Marine Harvest ASA	6,301	147,285
Norsk Hydro ASA	5,577	26,254
Orkla ASA	26,631	219,777
Telenor ASA	3,890	75,261
Yara International ASA	822	32,992

		553,902

Poland - 0.4%
Bank Polska Kasa Opieki SA	194	5,620
CD Projekt SA*	158	5,928
Dino Polska SA, 144A*	656	16,848
Grupa Lotos SA	4,934	106,766
LPP SA	3	6,189
PGE Polska Grupa Energetyczna SA*	2,189	6,740
Polski Koncern Naftowy ORLEN SA	2,296	66,692
Polskie Gornictwo Naftowe i Gazownictwo SA	9,171	15,606
Powszechna Kasa Oszczednosci Bank Polski SA	1,531	16,524
Powszechny Zaklad Ubezpieczen SA	986	11,152

		258,065

Portugal - 0.4%
EDP - Energias de Portugal SA	34,227	119,632
Galp Energia SGPS SA	6,240	102,552
Jeronimo Martins SGPS SA	958	11,433

		233,617

Singapore - 2.6%
Ascendas Real Estate Investment Trust REIT	39,700	74,365
BOC Aviation Ltd., 144A (b)	10,133	78,078
CapitaLand Commercial Trust REIT	99,395	126,055
CapitaLand Ltd.	16,100	36,612
CapitaLand Mall Trust REIT	91,900	150,711
City Developments Ltd.	2,600	15,975
ComfortDelGro Corp. Ltd.	130,100	199,133
DBS Group Holdings Ltd.	700	12,439
Frasers Property Ltd.	3,800	4,515
Genting Singapore Ltd.	33,800	23,896
Golden Agri-Resources Ltd.	34,100	6,089
Jardine Cycle & Carriage Ltd.	593	15,214
Keppel Corp. Ltd.	14,400	63,603
M1 Ltd.	17,300	26,480
Oversea-Chinese Banking Corp. Ltd.	3,045	24,990
SATS Ltd.	23,700	82,743
Sembcorp Industries Ltd.	12,800	24,350
SIA Engineering Co. Ltd.	5,300	9,619
Singapore Airlines Ltd.	14,800	102,586
Singapore Exchange Ltd.	20,500	109,373
Singapore Post Ltd.	27,600	19,915
Singapore Press Holdings Ltd.	38,400	73,889
Singapore Technologies Engineering Ltd.	29,300	75,813
Singapore Telecommunications Ltd.	19,100	42,878
StarHub Ltd.	4,200	5,816
Suntec Real Estate Investment Trust REIT	13,100	16,805
United Overseas Bank Ltd.	2,400	43,994
UOL Group Ltd.	14,116	62,864
Venture Corp. Ltd.	14,200	154,316
Wilmar International Ltd.	19,900	44,093
Wing Tai Holdings Ltd.	15,000	21,319

		1,748,528

South Africa (c) - 0.0%
Investec PLC	1,522	9,249

South Korea - 2.7%
Amorepacific Corp.	34	5,232
Cheil Worldwide, Inc.	1,172	24,518
CJ CheilJedang Corp.	140	41,964
CJ Corp.	42	4,890
CJ ENM Co. Ltd.	32	6,652
CJ Logistics Corp.*	40	5,674
Coway Co. Ltd.	444	31,054
Daelim Industrial Co. Ltd.	385	32,560
DB Insurance Co. Ltd.	292	17,635
DGB Financial Group, Inc.	605	4,750
Dongsuh Cos., Inc.	299	4,761
E-MART, Inc.	211	36,705
GS Holdings Corp.	499	22,926
GS Retail Co. Ltd.	160	5,424
Hana Financial Group, Inc.	252	8,453

Hankook Tire Co. Ltd.	366	13,975
Hanon Systems	407	3,812
HDC Hyundai Development Co-Engineering & Construction, Class E*	759	28,438
Hyosung Advanced Materials Corp.*	79	7,752
Hyosung Chemical Corp.*	52	6,193
Hyosung Heavy Industries Corp.*	227	9,194
Hyosung TNC Co. Ltd.*	77	12,811
Hyundai Department Store Co. Ltd.	484	40,544
Hyundai Engineering & Construction Co. Ltd.	334	16,388
Hyundai Glovis Co. Ltd.	256	28,205
Hyundai Marine & Fire Insurance Co. Ltd.	259	9,254
Hyundai Mobis Co. Ltd.	361	58,130
Hyundai Motor Co.	200	19,091
Hyundai Steel Co.	553	21,263
Industrial Bank of Korea	1,099	14,510
Kangwon Land, Inc.	498	14,328
KB Financial Group, Inc.	488	20,548
KCC Corp.	11	2,738
Kia Motors Corp.	3,609	98,198
Korea Electric Power Corp.	666	17,646
Korea Gas Corp.*	1,055	47,999
Korea Zinc Co. Ltd.	49	18,600
KT&G Corp.	1,544	143,250
Kumho Petrochemical Co. Ltd.	237	19,494
LG Chem Ltd.	43	13,254
LG Corp.	1,060	68,274
LG Display Co. Ltd.	287	4,493
LG Electronics, Inc.	387	25,030
LG Household & Health Care Ltd.	4	4,139
LG Uplus Corp.	10,316	162,891
Lotte Chemical Corp.	31	7,536
Lotte Chilsung Beverage Co. Ltd.	6	7,836
LOTTE Fine Chemical Co. Ltd.	177	6,671
Lotte Shopping Co. Ltd.	76	14,611
LS Corp.	84	3,972
NAVER Corp.	58	6,545
NongShim Co. Ltd.	20	4,478
Ottogi Corp.	9	5,949
POSCO	263	58,069
Posco Daewoo Corp.	253	4,356
S-1 Corp.	279	23,969
Samsung C&T Corp.	57	5,212
Samsung Electro-Mechanics Co. Ltd.	95	10,212
Samsung Electronics Co. Ltd.	177	6,608
Samsung Fire & Marine Insurance Co. Ltd.	184	44,730
Shinhan Financial Group Co. Ltd.	394	14,481
Shinsegae Inc.	31	8,048
SK Holdings Co. Ltd.	48	12,054
SK Hynix, Inc.	646	40,110
SK Innovation Co. Ltd.	791	138,661
SK Telecom Co. Ltd.	316	81,611
SKC Co. Ltd.	105	3,419
S-Oil Corp.	669	65,948
Yuhan Corp.	76	15,424

		1,794,150

Spain - 2.1%
Acciona SA	311	28,558
Acerinox SA	3,082	30,695
ACS Actividades de Construccion y Servicios SA	4,453	170,820
Aena SME SA, 144A	154	24,446
Amadeus IT Group SA	1,112	79,648
Bankinter SA	1,574	13,152
Cellnex Telecom SA, 144A	556	15,411
Corp. Financiera Alba SA	952	43,170
EDP Renovaveis SA	1,366	11,909
Enagas SA	5,768	158,503
Endesa SA	2,837	63,216
Ferrovial SA	2,307	47,462
Fomento de Construcciones y Contratas SA*	396	5,551
Grifols SA	559	15,671
Grupo Catalana Occidente SA	465	18,454
Iberdrola SA	8,474	63,229
Mapfre SA	1,406	4,020
Mediaset Espana Comunicacion SA	1,064	7,409
Merlin Properties Socimi SA REIT	20,005	252,668
Naturgy Energy Group SA (b)	2,617	64,744
Red Electrica Corp. SA	5,747	123,731
Repsol SA	6,998	120,833
Telefonica SA	5,575	50,044
Zardoya Otis SA	1,472	10,500

		1,423,844

Sweden - 4.8%
Alfa Laval AB	3,274	70,436
Assa Abloy AB, Class B	3,850	71,576
Atlas Copco AB, Class A	2,262	55,462
Atlas Copco AB, Class B	1,595	36,058
Boliden AB	4,907	109,936
Electrolux AB, Series B	1,113	25,290
Elekta AB, Class B	2,244	27,036
Epiroc AB, Class A*	3,980	32,593
Epiroc AB, Class B*	2,535	20,378
Essity AB, Class B	256	6,560
Fastighets AB Balder, Class B*	6,019	165,999
Hennes & Mauritz AB, Class B (b)	608	11,199
Hexagon AB, Class B	967	48,164
Husqvarna AB, Class B	4,422	34,828
ICA Gruppen AB (b)	910	33,016
Industrivarden AB, Class A	6,293	131,722
Industrivarden AB, Class C	5,583	114,499
Investment AB Latour, Class B	1,272	15,905
Investor AB, Class A	1,219	53,013
Investor AB, Class B	3,887	170,281
Kinnevik AB, Class B	13,751	348,871
L E Lundbergforetagen AB, Class B	1,269	37,926
Lundin Petroleum AB	1,951	51,342

Nibe Industrier AB, Class B	5,359	55,538
Saab AB, Class B (b)	1,113	44,527
Sandvik AB	10,970	162,722
Securitas AB, Class B	12,144	204,555
Skandinaviska Enskilda Banken AB, Class A	1,196	12,458
Skanska AB, Class B	7,320	115,055
SKF AB, Class B	7,430	117,314
Svenska Cellulosa AB SCA, Class B	27,427	220,655
Svenska Handelsbanken AB, Class A	767	8,449
Swedbank AB, Class A	733	17,034
Swedish Match AB	5,305	207,161
Swedish Orphan Biovitrum AB*	634	13,696
Tele2 AB, Class B	6,603	82,600
Telefonaktiebolaget LM Ericsson, Class B	790	6,590
Telia Co. AB	36,908	170,283
Trelleborg AB, Class B	2,790	47,608
Volvo AB, Class B	5,368	74,671

		3,233,006

Switzerland - 2.7%
ABB Ltd.	2,020	40,851
Adecco Group AG	1,252	61,889
Baloise Holding AG	159	23,356
Banque Cantonale Vaudoise	5	3,812
Barry Callebaut AG	31	52,455
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	54,596
Cie Financiere Richemont SA	251	16,306
Clariant AG*	1,146	22,677
Coca-Cola HBC AG*	1,524	45,384
DKSH Holding AG	402	27,193
Dufry AG*	41	4,353
EMS-Chemie Holding AG	34	18,253
Ferguson PLC	2,971	190,293
Flughafen Zurich AG	254	41,480
Geberit AG	178	69,323
Georg Fischer AG	86	66,865
Givaudan SA	49	120,618
Helvetia Holding AG	34	21,026
Kuehne + Nagel International AG	330	46,395
LafargeHolcim Ltd.*	83	3,720
Logitech International SA	1,401	47,076
Nestle SA	84	7,156
Novartis AG	101	9,193
OC Oerlikon Corp. AG*	3,126	36,629
Pargesa Holding SA	206	14,254
Partners Group Holding AG	127	83,176
PSP Swiss Property AG	453	43,924
Roche Holding AG	32	8,297
Schindler Holding AG	104	19,710
Schindler Holding AG Participation Certificates	209	41,827
SGS SA	44	104,172
Sika AG	614	76,001
Sonova Holding AG	403	65,066

STMicroelectronics NV	761	11,141
Straumann Holding AG	44	26,902
Sulzer AG	132	12,330
Swatch Group AG - Bearer	136	40,459
Swatch Group AG - Registered	206	12,049
Swiss Life Holding AG*	56	21,961
Swiss Prime Site AG*	389	32,074
Swiss Re AG	92	8,401
Swisscom AG	195	93,524
Temenos AG*	333	41,219
Zurich Insurance Group AG	86	26,979

		1,814,365

United Kingdom - 12.9%
3i Group PLC	29,199	310,558
Admiral Group PLC	7,119	189,293
Ashmore Group PLC	6,723	31,824
Ashtead Group PLC	2,511	56,355
Associated British Foods PLC	534	16,515
AstraZeneca PLC	188	14,673
Auto Trader Group PLC, 144A	7,982	44,648
Aviva PLC	3,141	16,311
B&M European Value Retail SA	9,226	41,118
Babcock International Group PLC	4,488	32,525
BAE Systems PLC	19,748	123,790
Barclays PLC	1,753	3,643
Barratt Developments PLC	12,114	71,439
Bellway PLC	1,910	61,948
Berkeley Group Holdings PLC	3,586	147,602
BP PLC	7,366	48,871
British Land Co. PLC REIT	9,677	69,711
BT Group PLC	15,690	52,449
Bunzl PLC	4,162	128,297
Burberry Group PLC	5,996	135,908
Centrica PLC	63,394	111,418
Cineworld Group PLC	4,292	15,103
CNH Industrial NV	3,253	31,676
Cobham PLC*	6,992	9,104
Compass Group PLC	6,998	149,869
Croda International PLC	2,204	137,117
Derwent London PLC REIT	2,791	101,846
Diageo PLC	706	25,434
Direct Line Insurance Group PLC	32,478	135,919
Dixons Carphone PLC	9,806	20,231
DS Smith PLC	3,530	15,048
easyJet PLC	2,797	39,702
Experian PLC	6,503	158,186
Fiat Chrysler Automobiles NV*	306	5,049
G4S PLC	24,382	60,336
GlaxoSmithKline PLC	1,504	31,118
Halma PLC	8,135	142,406
Hammerson PLC REIT	6,552	32,268

Hargreaves Lansdown PLC	1,657	40,201
Howden Joinery Group PLC	17,771	100,967
IMI PLC	5,898	73,258
Imperial Brands PLC	1,046	32,164
Inchcape PLC	10,101	74,943
Informa PLC	7,365	64,952
Inmarsat PLC	2,476	12,899
InterContinental Hotels Group PLC	3,127	167,569
International Consolidated Airlines Group SA	7,688	61,366
Intertek Group PLC	2,230	133,642
ITV PLC	40,764	75,520
J Sainsbury PLC	39,583	154,037
JD Sports Fashion PLC	5,103	25,718
Johnson Matthey PLC	8,582	320,172
Kingfisher PLC	46,792	149,255
Legal & General Group PLC	7,434	23,229
Lloyds Banking Group PLC	5,944	4,198
London Stock Exchange Group PLC	60	3,087
Marks & Spencer Group PLC	19,740	73,720
Meggitt PLC	13,490	89,192
Melrose Industries PLC	4,405	9,926
Merlin Entertainments PLC, 144A	2,571	11,025
Mondi PLC	6,270	136,758
National Grid PLC	11,212	119,150
Next PLC	2,003	125,251
Pearson PLC	12,755	156,785
Pennon Group PLC	8,360	76,799
Persimmon PLC	5,674	137,550
Phoenix Group Holdings	1,420	10,862
Prudential PLC	479	9,415
Quilter PLC, 144A	5,232	7,750
RELX PLC	1,797	37,430
Renishaw PLC	353	19,277
Rentokil Initial PLC	60,608	255,188
Rightmove PLC	11,307	63,131
Rio Tinto Ltd.	5,972	319,578
Rio Tinto PLC	2,103	95,496
Rolls-Royce Holdings PLC*	9,532	103,327
Rolls-Royce Holdings PLC - Entitlement*(d)	369,288	471
Royal Mail PLC	78,554	320,526
RPC Group PLC	5,463	49,963
RSA Insurance Group PLC	2,225	15,404
Sage Group PLC	4,802	35,622
Schroders PLC	366	11,801
Segro PLC REIT	65,913	507,282
Severn Trent PLC	2,155	50,317
Smith & Nephew PLC	8,820	160,362
Smiths Group PLC	8,356	148,140
Spirax-Sarco Engineering PLC	510	39,921
SSE PLC	14,056	196,468
St James’s Place PLC	395	5,067
Standard Life Aberdeen PLC	2,142	7,253

Subsea 7 SA	1,149	12,359
Tate & Lyle PLC	12,824	117,480
Taylor Wimpey PLC	41,708	71,308
TechnipFMC PLC	259	6,006
Tesco PLC	22,776	57,408
Travis Perkins PLC	2,576	36,285
Unilever NV	617	34,235
Unilever PLC	1,297	70,223
United Utilities Group PLC	8,098	78,566
Vodafone Group PLC	32,827	70,759
Weir Group PLC	585	11,002
Whitbread PLC	2,061	120,910
William Hill PLC	6,591	13,623
Wm Morrison Supermarkets PLC	56,036	169,875
WPP PLC	4,135	45,678

		8,658,409

United States (c) - 0.4%
Carnival PLC	1,710	99,337
Samsonite International SA, 144A*	9,445	28,483
Shire PLC	189	10,972
Sims Metal Management Ltd.	2,491	19,464
Waste Connections, Inc.	1,450	113,766

		272,022

TOTAL COMMON STOCKS (Cost $70,453,688)		66,827,321

PREFERRED STOCKS - 0.2%
Germany - 0.2%
FUCHS PETROLUB SE	740	30,632
Henkel AG & Co. KGaA	162	18,691
Porsche Automobil Holding SE	1,056	67,555
Sartorius AG	55	6,981

		123,859

South Korea - 0.0%
Hanwha Corp.	365	4,591
Hyundai Motor Co.	50	3,114

		7,705

Spain - 0.0%
Grifols SA, Class B	344	6,839

TOTAL PREFERRED STOCKS (Cost $153,756)		138,403

RIGHTS - 0.0%
Sweden - 0.0%
Saab AB, Class B, expires 12/19/18* (Cost $0)	937	3,684

SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (e)(f) (Cost $265,037)	265,037	265,037

CASH EQUIVALENTS - 1.1%
DWS Government Money Market Series Fund “Institutional Shares” 2.15% (e) (Cost $758,707)	758,707	758,707

TOTAL INVESTMENTS - 101.2% (Cost $71,631,188)		$67,993,152
Other assets and liabilities, net - (1.2%)		(820,573)

NET ASSETS - 100.0%		$67,172,579

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (e)(f)
227,652	37,385	(g)	—	—	—	1,192	—	265,037	265,037
CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series Fund “Institutional Shares” 2.15% (e)
—	851,591		(92,884)	—	—	119	—	758,707	758,707

227,652	888,976		(92,884)	—	—	1,311	—	1,023,744	1,023,744

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $320,657, which is 0.5% of net assets.

(c)	Securities are listed in country of domicile and trade on exchanges within the FTSE Developed ex US Comprehensive Factor Index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $73,539.

(g)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2018 the Xtrackers FTSE Developed ex US Comprehensive Factor ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Industrials	$15,097,172	22.5%
Real Estate	9,163,447	13.7
Consumer Discretionary	7,208,707	10.8
Materials	6,643,971	10.0
Consumer Staples	6,093,012	9.1
Utilities	5,323,635	7.9
Financials	5,239,080	7.8
Communication Services	3,468,562	5.2
Energy	3,078,058	4.6
Health Care	2,938,294	4.4
Information Technology	2,715,470	4.0

Total	$66,969,408	100.0%

At November 30, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation (h)
MSCI EAFE Futures	USD	2	$199,580	$181,630	12/21/2018	$(17,950)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2018.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$66,826,850	$—	$471	$66,827,321
Preferred Stocks (i)	138,403	—	—	138,403
Rights	3,684	—	—	3,684
Short-Term Investments (i)	1,023,744	—	—	1,023,744

TOTAL	$67,992,681	$—	$471	$67,993,152

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(17,950)	$—	$—	$(17,950)

TOTAL	$(17,950)	$—	$—	$(17,950)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2018, the amount of transfers between Level 3 and Level 1 was $40,835. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.2%
Brazil - 4.5%
Ambev SA	46	$201
Atacadao Distribuicao Comercio e Industria Ltda	154	672
B3 SA - Brasil Bolsa Balcao	1,636	11,906
Banco BTG Pactual SA	1,243	7,106
Banco Santander Brasil SA	64	706
BB Seguridade Participacoes SA	1,370	10,013
CCR SA	18	60
Cia de Saneamento Basico do Estado de Sao Paulo	668	4,867
Cielo SA	872	2,142
Cosan SA	817	7,266
EDP - Energias do Brasil SA	3,274	11,567
Embraer SA	2,238	12,591
Energisa SA	1,157	11,167
Engie Brasil Energia SA	559	6,205
Equatorial Energia SA	867	16,253
Estacio Participacoes SA	167	1,067
Fibria Celulose SA	281	5,310
Fleury SA	233	1,299
Grendene SA	2,170	4,346
Guararapes Confeccoes SA	28	1,199
Hypera SA	1,068	8,848
IRB Brasil Resseguros S/A	1,347	26,020
JBS SA	208	632
Klabin SA	729	3,151
Kroton Educacional SA	127	344
Localiza Rent a Car SA	384	2,667
Lojas Renner SA	1,298	13,098
M Dias Branco SA	273	2,847
Multiplan Empreendimentos Imobiliarios SA	167	1,000
Odontoprev SA	557	1,998
Petrobras Distribuidora SA	2,343	14,784
Porto Seguro SA	789	10,560
Qualicorp Consultoria e Corretora de Seguros SA	220	787
Raia Drogasil SA	579	9,284
Sao Martinho SA	2,264	10,546
Smiles Fidelidade SA	68	776
Sul America SA	2,738	19,008
Suzano Papel e Celulose SA	263	2,775
TIM Participacoes SA	3,578	10,952
Transmissora Alianca de Energia Eletrica SA	2,324	13,483
Ultrapar Participacoes SA	85	1,036
Vale SA	68	927
WEG SA	638	2,934

		274,400

Chile - 2.6%
AES Gener SA	19,001	5,160
Aguas Andinas SA, Class A	15,683	9,030
Banco de Chile	28,245	4,078
Banco de Credito e Inversiones SA, Class A	80	5,215
Banco Santander Chile	39,330	3,044

Cencosud SA	5,801	10,746
Cia Cervecerias Unidas SA	1,212	15,822
Colbun SA	45,736	9,542
Empresa Nacional de Telecomunicaciones SA	947	7,712
Empresas CMPC SA	3,921	13,533
Empresas COPEC SA	1,194	16,091
Enel Americas SA	93,684	16,228
Enel Chile SA	165,850	16,071
Engie Energia Chile SA	3,542	6,604
Latam Airlines Group SA	561	5,746
Parque Arauco SA	3,918	9,235
SACI Falabella	570	4,228

		158,085

China - 18.8%
3SBio, Inc., 144A (a)	1,643	2,419
51job, Inc., ADR*	45	3,064
Agile Group Holdings Ltd.	3,503	4,754
Agricultural Bank of China Ltd., Class H	43,838	19,830
Air China Ltd., Class H	4,646	4,494
Alibaba Group Holding Ltd., ADR*	6	965
Aluminum Corp. of China Ltd., Class H*	791	283
Angang Steel Co. Ltd., Class H (a)	10,698	8,735
Anhui Conch Cement Co. Ltd., Class H	7,362	38,429
Anhui Expressway Co. Ltd., Class H	2,861	1,744
Anhui Gujing Distillery Co. Ltd., Class B	1,916	10,197
ANTA Sports Products Ltd.	768	3,489
BAIC Motor Corp. Ltd., Class H, 144A	910	558
Bank of China Ltd., Class H	13,861	6,058
Bank of Communications Co. Ltd., Class H	2,315	1,760
Beijing Capital International Airport Co. Ltd., Class H	839	933
Beijing Jingneng Clean Energy Co. Ltd., Class H	2,715	513
Bengang Steel Plates Co. Ltd., Class B	9,700	2,714
BOE Technology Group Co. Ltd., Class B	10,969	3,406
CAR, Inc.*	635	558
China BlueChemical Ltd., Class H	8,642	2,761
China CITIC Bank Corp. Ltd., Class H	14,572	9,236
China Coal Energy Co. Ltd., Class H	12,114	4,845
China Communications Construction Co. Ltd., Class H	14,085	13,679
China Communications Services Corp. Ltd., Class H	23,296	19,439
China Conch Venture Holdings Ltd.	8,752	27,120
China Construction Bank Corp., Class H	2,101	1,791
China Dongxiang Group Co. Ltd.	23,300	3,722
China Eastern Airlines Corp. Ltd., Class H	3,738	2,321
China Everbright Bank Co. Ltd., Class H	4,079	1,809
China Huarong Asset Management Co. Ltd., Class H, 144A	2,106	433
China Life Insurance Co. Ltd., Class H	2,546	5,466
China Literature Ltd., 144A*	274	1,436
China Longyuan Power Group Corp. Ltd., Class H	4,993	3,924
China Machinery Engineering Corp., Class H	1,431	713
China Medical System Holdings Ltd.	4,725	5,150
China Merchants Bank Co. Ltd., Class H	1,398	5,779
China Minsheng Banking Corp. Ltd., Class H	13,103	9,678
China National Building Material Co. Ltd., Class H	5,490	4,272
China Oilfield Services Ltd., Class H	2,000	1,866
China Pacific Insurance Group Co. Ltd., Class H	2,877	10,183

China Petroleum & Chemical Corp., Class H	126,252	107,284
China Railway Construction Corp. Ltd., Class H	10,395	13,310
China Railway Group Ltd., Class H	28,426	26,117
China Railway Signal & Communication Corp. Ltd., Class H, 144A	2,608	1,843
China Reinsurance Group Corp., Class H	19,478	4,057
China Resources Pharmaceutical Group Ltd., 144A	5,189	7,625
China Shenhua Energy Co. Ltd., Class H	32,615	72,434
China Southern Airlines Co. Ltd., Class H	999	680
China Telecom Corp. Ltd., Class H	2,863	1,540
China Vanke Co. Ltd., Class H	3,058	10,511
China Zhongwang Holdings Ltd.	7,355	3,393
Chongqing Changan Automobile Co. Ltd., Class B	1,713	801
Chongqing Rural Commercial Bank Co. Ltd., Class H	109	64
CIFI Holdings Group Co. Ltd.	8,702	4,359
CNOOC Ltd.	1,823	3,098
COSCO SHIPPING Development Co. Ltd., Class H*	4,374	492
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	4,008	2,166
Country Garden Holdings Co. Ltd.	699	859
Country Garden Services Holdings Co. Ltd.*	3,486	5,773
CRRC Corp. Ltd., Class H	8,250	7,696
CSG Holding Co. Ltd., Class B	7,598	2,583
CSPC Pharmaceutical Group Ltd.	5,016	10,153
Dali Foods Group Co. Ltd., 144A	6,769	4,991
Datang International Power Generation Co. Ltd., Class H	14,450	3,545
Dazhong Transportation Group Co. Ltd., Class B	1,210	570
Dongfeng Motor Group Co. Ltd., Class H	3,580	3,454
ENN Energy Holdings Ltd.	3,515	31,553
Foshan Electrical and Lighting Co. Ltd., Class B	7,040	3,284
Fosun International Ltd.	2,313	3,677
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,344	7,234
Geely Automobile Holdings Ltd.	978	1,927
GF Securities Co. Ltd., Class H	579	858
GOME Retail Holdings Ltd.*(a)	8,820	789
Guangdong Electric Power Development Co. Ltd., Class B	13,100	4,436
Guangshen Railway Co. Ltd., Class H	9,809	3,835
Guangzhou Automobile Group Co. Ltd., Class H	5,217	5,426
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	2,007	8,104
Guangzhou R&F Properties Co. Ltd., Class H	1,563	2,421
Guotai Junan Securities Co. Ltd., Class H, 144A	5,053	10,499
Haitian International Holdings Ltd.	1,554	3,340
Hengan International Group Co. Ltd.	671	5,483
Huadian Fuxin Energy Corp. Ltd., Class H	4,580	913
Huadian Power International Corp. Ltd., Class H	22,759	9,743
Huaneng Power International, Inc., Class H	59,599	37,165
Huaneng Renewables Corp. Ltd., Class H	12,138	3,816
Huazhu Group Ltd., ADR (a)	48	1,514
Industrial & Commercial Bank of China Ltd., Class H	5,617	3,991
Inner Mongolia Yitai Coal Co. Ltd., Class B	4,800	5,851
iQIYI, Inc., ADR*(a)	250	5,077
JD.com, Inc., ADR*(a)	55	1,168

Jiangling Motors Corp. Ltd., Class B	842	745
Jiangsu Expressway Co. Ltd., Class H	8,304	11,163
Jiangxi Copper Co. Ltd., Class H	2,690	3,248
Jinzhou Port Co. Ltd., Class B	400	140
Lao Feng Xiang Co. Ltd., Class B	2,500	7,890
Lenovo Group Ltd.	5,151	3,719
Li Ning Co. Ltd.*	3,565	3,817
Livzon Pharmaceutical Group, Inc., Class H	2,172	7,896
Logan Property Holdings Co. Ltd.	6,656	7,782
Longfor Group Holdings Ltd.	3,165	8,898
Luye Pharma Group Ltd., 144A	7,485	5,968
Maanshan Iron & Steel Co. Ltd., Class H	9,244	4,252
Metallurgical Corp. of China Ltd., Class H	16,004	4,070
NetEase, Inc., ADR	10	2,271
New China Life Insurance Co. Ltd., Class H	319	1,396
New Oriental Education & Technology Group, Inc., ADR*	66	3,773
People’s Insurance Co. Group of China Ltd., Class H	7,012	3,020
PetroChina Co. Ltd., Class H	150,524	105,597
PICC Property & Casualty Co. Ltd., Class H	10,462	10,735
Pinduoduo, Inc., ADR*	100	2,296
Ping An Insurance Group Co. of China Ltd., Class H	193	1,867
Qingdao Port International Co. Ltd., Class H, 144A*	3,096	1,772
Red Star Macalline Group Corp. Ltd., Class H, 144A	5,351	4,964
Shandong Chenming Paper Holdings Ltd., Class B	7,870	4,415
Shandong Chenming Paper Holdings Ltd., Class H	1,185	692
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,942	1,824
Shanghai Bailian Group Co. Ltd., Class B	1,223	1,205
Shanghai Baosight Software Co. Ltd., Class B	3,000	5,241
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	6,800	4,338
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	564	1,946
Shanghai Huayi Group Corp. Ltd., Class B	2,000	1,848
Shanghai Jinjiang International Hotels Development Co. Ltd., Class B	1,700	3,533
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	400	466
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,021	1,377
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	3,562	6,237
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,674	11,527
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	1,200	1,507
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	8,520	2,939
Shenzhen Expressway Co. Ltd., Class H	5,389	5,316
Shenzhou International Group Holdings Ltd.	980	11,897
Sichuan Expressway Co. Ltd., Class H	4,375	1,358
Sihuan Pharmaceutical Holdings Group Ltd.	728	162
SINA Corp.*	13	842
Sino-Ocean Group Holding Ltd.	4,210	1,883
Sinopec Engineering Group Co. Ltd., Class H	10,622	9,841
Sinopec Shanghai Petrochemical Co. Ltd., Class H	22,541	10,225
Sinopharm Group Co. Ltd., Class H	916	4,512
Sinotrans Ltd., Class H	2,959	1,183
Sinotruk Hong Kong Ltd.	5,209	8,547
SOHO China Ltd.*	16,173	6,035

TAL Education Group, ADR*	107	3,003
Tencent Holdings Ltd.	65	2,591
TravelSky Technology Ltd., Class H	269	724
Tsingtao Brewery Co. Ltd., Class H	4,667	18,994
Weichai Power Co. Ltd., Class H	15,753	16,909
Weifu High-Technology Group Co. Ltd., Class B	3,616	6,099
Wuxi Little Swan Co. Ltd., Class B	1,047	5,451
Xinhua Winshare Publishing and Media Co. Ltd., Class H	4,740	3,174
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	701	693
Yangzijiang Shipbuilding Holdings Ltd.	10,374	9,376
Yantai Changyu Pioneer Wine Co. Ltd., Class B	3,057	6,160
Yanzhou Coal Mining Co. Ltd., Class H	4,796	4,302
YY, Inc., ADR*	22	1,498
Zhongsheng Group Holdings Ltd.	678	1,378
Zhuzhou CRRC Times Electric Co. Ltd., Class H	790	4,240
Zijin Mining Group Co. Ltd., Class H	38,366	14,462
ZTO Express Cayman, Inc., ADR (a)	589	10,107

		1,139,364

Colombia - 0.4%
Almacenes Exito SA, Class A	3,398	13,979
Bancolombia SA	330	3,280
CEMEX Latam Holdings SA*	454	579
Corp. Financiera Colombiana SA*	125	722
Ecopetrol SA	1,510	1,448
Grupo de Inversiones Suramericana SA	182	1,816
Interconexion Electrica SA ESP	1,348	5,387

		27,211

Czech Republic - 0.5%
CEZ AS	535	12,761
Komercni banka AS	39	1,534
Moneta Money Bank AS, 144A	1,590	5,478
O2 Czech Republic AS	55	591
Philip Morris CR AS	11	7,090

		27,454

Egypt - 1.0%
Abou Kir Fertilizers & Chemical Industries	2,500	3,767
Commercial International Bank Egypt SAE, GDR	2,121	8,982
Eastern Tobacco	10,750	11,086
Egypt Kuwait Holding Co. Sae	12,500	13,563
Egyptian Financial Group-Hermes Holding Co.*	4,000	3,216
ElSewedy Electric Co.	14,000	12,530
Global Telecom Holding SAE*	12,000	2,493
Talaat Moustafa Group	3,931	2,114
Telecom Egypt Co.	6,500	4,457

		62,208

Greece - 0.6%
FF Group*(b)	144	782
Hellenic Petroleum SA	162	1,354
Hellenic Telecommunications Organization SA	186	2,199
JUMBO SA	150	2,283
Motor Oil Hellas Corinth Refineries SA	725	16,623
Mytilineos Holdings SA	590	5,130
OPAP SA	441	4,144
Titan Cement Co. SA	89	1,995

		34,510

Hong Kong - 3.3%
Beijing Enterprises Holdings Ltd.	1,971	11,560
Bosideng International Holdings Ltd.	16,636	2,912
China Agri-Industries Holdings Ltd.	2,651	1,003
China Everbright International Ltd.	820	717
China Everbright Ltd.	1,664	3,100
China Gas Holdings Ltd.	1,121	3,846
China Merchants Port Holdings Co. Ltd.	259	471
China Mobile Ltd.	200	1,985
China Overseas Land & Investment Ltd.	902	3,147
China Power International Development Ltd.	14,639	3,423
China Resources Beer Holdings Co. Ltd.	1,209	4,094
China Resources Cement Holdings Ltd.	10,989	10,728
China Resources Gas Group Ltd.	3,266	13,167
China Resources Land Ltd.	1,865	6,911
China Resources Power Holdings Co. Ltd.	11,544	21,862
China State Construction International Holdings Ltd.	1,060	924
China Taiping Insurance Holdings Co. Ltd.	841	2,783
China Traditional Chinese Medicine Holdings Co. Ltd.	6,267	4,164
China Unicom Hong Kong Ltd.	2,604	3,018
CIMC Enric Holdings Ltd.	2,077	1,677
CITIC Ltd.	2,919	4,685
COSCO SHIPPING Ports Ltd.	8,884	9,014
Far East Horizon Ltd.	808	804
Guangdong Investment Ltd.	12,739	24,580
Haier Electronics Group Co. Ltd.*	4,137	9,632
Hopson Development Holdings Ltd.	1,336	1,065
Jiayuan International Group Ltd.	4,816	8,628
Kingboard Holdings Ltd.	922	2,633
Kingboard Laminates Holdings Ltd.	2,126	2,024
Kunlun Energy Co. Ltd.	7,040	8,519
Lee & Man Paper Manufacturing Ltd.	6,265	5,676
Poly Property Group Co. Ltd.	73	25
Shanghai Industrial Holdings Ltd.	2,045	4,458
Shenzhen International Holdings Ltd.	3,189	6,398
Shenzhen Investment Ltd.	4,733	1,542
Shimao Property Holdings Ltd.	1,806	4,463
Sino Biopharmaceutical Ltd.	5,050	4,608
Yuexiu Property Co. Ltd.	8,030	1,488

		201,734

Hungary - 0.9%
Magyar Telekom Telecommunications PLC	8,055	12,669
MOL Hungarian Oil & Gas PLC	3,183	35,200
OTP Bank Nyrt	66	2,639
Richter Gedeon Nyrt	276	5,427

		55,935

India - 7.4%
ABB India Ltd.	87	1,758
ACC Ltd.	187	3,986
Adani Ports & Special Economic Zone Ltd.	415	2,177
Ambuja Cements Ltd.	1,459	4,552
Ashok Leyland Ltd.	1,915	3,087

Asian Paints Ltd.	311	6,006
Aurobindo Pharma Ltd.	211	2,454
Axis Bank Ltd.*	120	1,077
Bajaj Auto Ltd.	144	5,673
Bajaj Finance Ltd.	33	1,202
Bajaj Holdings & Investment Ltd.	287	12,357
Berger Paints India Ltd.	1,009	4,630
Bharat Forge Ltd.	342	2,767
Bharat Heavy Electricals Ltd.	748	731
Bharat Petroleum Corp. Ltd.	1,632	7,596
Bharti Airtel Ltd.	372	1,673
Bharti Infratel Ltd.	757	2,789
Biocon Ltd.	225	2,016
Bosch Ltd.	5	1,361
Britannia Industries Ltd.	80	3,638
Cadila Healthcare Ltd.	38	199
Castrol India Ltd.	870	1,885
Cipla Ltd.	619	4,804
Coal India Ltd.	1,817	6,385
Colgate-Palmolive India Ltd.	213	3,727
Container Corp. Of India Ltd.	491	4,755
Cummins India Ltd.	81	938
Dabur India Ltd.	1,054	6,187
Divi’s Laboratories Ltd.	232	4,791
DLF Ltd.	474	1,211
Dr Reddy’s Laboratories Ltd.	162	6,328
Eicher Motors Ltd.	10	3,358
Emami Ltd.	126	791
Exide Industries Ltd.	1,705	6,429
GAIL India Ltd.	2,416	11,892
GlaxoSmithKline Consumer Healthcare Ltd.	60	6,257
Glenmark Pharmaceuticals Ltd.	487	4,564
Godrej Consumer Products Ltd.	237	2,552
Godrej Industries Ltd.	203	1,600
Havells India Ltd.	808	7,938
HCL Technologies Ltd.	1,176	17,127
Hero MotoCorp Ltd.	214	9,381
Hindalco Industries Ltd.	1,516	4,920
Hindustan Petroleum Corp. Ltd.	642	2,140
Hindustan Unilever Ltd.	141	3,549
Hindustan Zinc Ltd.	188	719
Housing Development Finance Corp. Ltd.	133	3,796
ICICI Lombard General Insurance Co. Ltd., 144A	80	957
ICICI Prudential Life Insurance Co. Ltd., 144A	249	1,162
Indiabulls Housing Finance Ltd.	47	483
Indian Oil Corp. Ltd.	2,214	4,276
Infosys Ltd.	3,288	31,488
InterGlobe Aviation Ltd., 144A	142	2,115
ITC Ltd.	297	1,218
JSW Energy Ltd.*	716	702
JSW Steel Ltd.	3,487	15,723
Kansai Nerolac Paints Ltd.	600	3,957

Larsen & Toubro Infotech Ltd., 144A	189	4,257
Larsen & Toubro Ltd.	50	1,028
Lupin Ltd.	93	1,183
Mahindra & Mahindra Ltd.	751	8,522
Marico Ltd.	1,395	7,141
Maruti Suzuki India Ltd.	41	4,507
Motherson Sumi Systems Ltd.	336	751
Mphasis Ltd.	1,166	16,783
MRF Ltd.	5	4,831
Nestle India Ltd.	37	5,715
NHPC Ltd.	10,842	4,037
NMDC Ltd.	2,623	3,607
NTPC Ltd.	1,594	3,209
Oil & Natural Gas Corp. Ltd.	2,649	5,333
Oil India Ltd.	2,981	7,966
Oracle Financial Services Software Ltd.	118	5,822
Page Industries Ltd.	15	5,836
Petronet LNG Ltd.	2,238	6,878
Pidilite Industries Ltd.	485	8,095
Power Grid Corp. of India Ltd.	654	1,691
Rajesh Exports Ltd.	202	1,655
Reliance Industries Ltd.	103	1,726
Reliance Infrastructure Ltd.	172	818
Shree Cement Ltd.	11	2,602
Shriram Transport Finance Co. Ltd.	43	713
Siemens Ltd.	55	750
Steel Authority of India Ltd.*	2,470	1,960
Sun Pharmaceutical Industries Ltd.	241	1,703
Sun TV Network Ltd.	111	942
Tata Communications Ltd.	105	811
Tata Consultancy Services Ltd.	86	2,429
Tata Power Co. Ltd.	3,264	3,564
Tata Steel Ltd.	342	2,598
Tech Mahindra Ltd.	2,186	22,142
Titan Co. Ltd.	309	4,110
Torrent Pharmaceuticals Ltd.	70	1,782
Torrent Power Ltd.	60	233
UltraTech Cement Ltd.	46	2,640
United Breweries Ltd.	262	4,661
UPL Ltd.	325	3,534
Vedanta Ltd.	699	1,964
Wipro Ltd.	1,758	8,189
Yes Bank Ltd.	475	1,157
Zee Entertainment Enterprises Ltd.	926	6,492

		448,201

Indonesia - 1.5%
PT Adaro Energy Tbk	33,848	3,041
PT Astra Agro Lestari Tbk	1,131	868
PT Astra International Tbk	10,741	6,421
PT Bank Central Asia Tbk	2,625	4,781
PT Bank Danamon Indonesia Tbk	5,190	2,694
PT Bank Mandiri Persero Tbk	5,643	2,920
PT Bank Negara Indonesia Persero Tbk	1,940	1,153

PT Bank Rakyat Indonesia Persero Tbk	19,593	4,959
PT Bukit Asam Tbk	19,095	5,367
PT Bumi Serpong Damai Tbk*	25,190	2,378
PT Charoen Pokphand Indonesia Tbk	10,830	4,505
PT Gudang Garam Tbk	832	4,770
PT Hanjaya Mandala Sampoerna Tbk	3,301	849
PT Indocement Tunggal Prakarsa Tbk	1,603	2,141
PT Indofood CBP Sukses Makmur Tbk	8,407	5,790
PT Indofood Sukses Makmur Tbk	7,439	3,433
PT Jasa Marga Persero Tbk	9,020	2,605
PT Kalbe Farma Tbk	32,888	3,507
PT Media Nusantara Citra Tbk	9,667	534
PT Perusahaan Gas Negara Persero Tbk	25,599	3,499
PT Semen Indonesia Persero Tbk	4,067	3,419
PT Surya Citra Media Tbk	13,648	1,827
PT Telekomunikasi Indonesia Persero Tbk	26,491	6,816
PT Tower Bersama Infrastructure Tbk	2,101	589
PT Unilever Indonesia Tbk	501	1,480
PT United Tractors Tbk	5,051	9,712

		90,058

Isle of Man - 0.0%
MAS Real Estate, Inc.	1,504	2,175

Malaysia - 5.8%
AirAsia Group Bhd	10,201	7,509
Alliance Bank Malaysia Bhd	4,048	3,966
AMMB Holdings Bhd	1,361	1,386
Astro Malaysia Holdings Bhd	5,457	1,565
Axiata Group Bhd	4,983	4,323
British American Tobacco Malaysia Bhd	634	5,712
Bumi Armada Bhd*	21,000	803
CIMB Group Holdings Bhd	3,004	4,135
Dialog Group Bhd	16,200	12,272
DiGi.Com Bhd	14,541	14,734
FGV Holdings Bhd	6,317	1,336
Gamuda Bhd	2,362	1,332
Genting Bhd	6,319	9,483
Genting Malaysia Bhd	6,436	4,399
HAP Seng Consolidated Bhd	1,732	4,077
Hartalega Holdings Bhd	7,000	10,706
Hong Leong Bank Bhd	583	2,839
Hong Leong Financial Group Bhd	618	2,847
IHH Healthcare Bhd	2,979	3,823
IJM Corp. Bhd	3,978	1,550
IOI Corp. Bhd	4,387	4,456
KLCCP Stapled Group (c)	3,200	5,873
Kuala Lumpur Kepong Bhd	2,625	15,369
Malayan Banking Bhd	1,045	2,345
Malaysia Airports Holdings Bhd	3,265	5,985
Maxis Bhd	6,216	8,066
MISC Bhd	6,389	9,390
MMC Corp. Bhd	2,174	507
Nestle Malaysia Bhd	369	13,175
Petronas Chemicals Group Bhd	9,529	20,950
Petronas Dagangan Bhd	3,719	22,930

Petronas Gas Bhd	3,177	14,380
PPB Group Bhd	2,660	11,188
Press Metal Aluminium Holdings Bhd	3,186	3,624
Public Bank Bhd	1,135	6,759
RHB Bank Bhd*(b)	400	0
RHB Bank Bhd	2,431	3,050
Sime Darby Bhd	99,647	54,533
Sime Darby Plantation Bhd	3,615	4,060
Sime Darby Property Bhd	12,143	2,887
Telekom Malaysia Bhd	1,515	844
Tenaga Nasional Bhd	5,501	18,720
Westports Holdings Bhd	8,196	7,384
YTL Corp. Bhd	30,828	8,251
YTL Power International Bhd	39,788	8,415

		351,938

Mexico - 4.6%
Aleatica SAB de CV	785	978
Alfa SAB de CV, Class A	15,573	15,660
Alpek SAB de CV*	3,356	4,084
Alsea SAB de CV	3,506	8,790
America Movil SAB de CV, Series L	10,987	7,387
Arca Continental SAB de CV	131	677
Banco del Bajio SA, 144A	3,132	5,859
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	492	604
Becle SAB de CV	619	779
Cemex SAB de CV, Series CPO*	14,914	7,675
Coca-Cola Femsa SAB de CV, Series L	902	5,434
Concentradora Fibra Danhos SA de CV REIT	4,237	5,002
El Puerto de Liverpool SAB de CV, Class C1	1,044	6,224
Fibra Uno Administracion SA de CV REIT	14,859	15,045
Fomento Economico Mexicano SAB de CV	3,431	29,759
Gruma SAB de CV, Class B	500	5,478
Grupo Aeroportuario del Centro Norte SAB de CV	2,860	12,752
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,140	7,907
Grupo Aeroportuario del Sureste SAB de CV, Class B	239	3,212
Grupo Bimbo SAB de CV, Series A	3,357	6,435
Grupo Carso SAB de CV, Series A1	1,500	4,816
Grupo Comercial Chedraui SA de CV	8,522	15,716
Grupo Elektra SAB DE CV	21	944
Grupo Financiero Banorte SAB de CV, Class O	1,105	5,059
Grupo Financiero Inbursa SAB de CV, Class O	4,446	5,992
Grupo Mexico SAB de CV, Series B	2,918	6,021
Grupo Televisa SAB, Series CPO	1,079	2,951
Industrias Bachoco SAB de CV, Series B	2,438	8,496
Industrias Penoles SAB de CV	55	627
Infraestructura Energetica Nova SAB de CV	1,014	3,860
Kimberly-Clark de Mexico SAB de CV, Class A	3,734	5,522
Megacable Holdings SAB de CV, Series CPO	3,566	16,330
Mexichem SAB de CV	7,834	18,313
Nemak SAB de CV, 144A	14,340	10,297
Organizacion Soriana SAB de CV, Class B*	1,114	1,476
Promotora y Operadora de Infraestructura SAB de CV	869	7,709

Regional SAB de CV	1,075	4,637
Telesites SAB de CV*	1,129	705
Wal-Mart de Mexico SAB de CV	2,780	6,878

		276,090

Peru - 0.2%
Cia de Minas Buenaventura SAA, ADR	148	2,093
Credicorp Ltd.	42	9,206

		11,299

Philippines - 1.8%
Aboitiz Power Corp.	9,180	5,552
Alliance Global Group, Inc.*	12,909	2,812
Ayala Corp.	352	6,386
Ayala Land, Inc.	7,562	6,008
Bank of the Philippine Islands	1,279	2,294
BDO Unibank, Inc.	1,151	2,859
Bloomberry Resorts Corp.	1,894	301
DMCI Holdings, Inc.	15,833	3,727
Energy Development Corp.*(b)	8,122	1,065
Globe Telecom, Inc.	85	3,194
GT Capital Holdings, Inc.	415	7,030
International Container Terminal Services, Inc.	2,099	3,744
Jollibee Foods Corp.	1,804	9,581
LT Group, Inc.	2,663	812
Manila Electric Co.	2,883	21,130
Megaworld Corp.	38,588	3,320
Metro Pacific Investments Corp.	32,500	2,914
Metropolitan Bank & Trust Co.	1,600	2,277
Petron Corp.	18,145	2,838
PLDT, Inc.	203	4,485
Semirara Mining & Power Corp.	3,874	1,936
SM Investments Corp.	273	4,731
SM Prime Holdings, Inc.	6,115	4,048
Universal Robina Corp.	1,330	3,248

		106,292

Qatar - 2.0%
Al Meera Consumer Goods Co. QSC	109	4,460
Barwa Real Estate Co.	2,243	23,543
Commercial Bank QSC	292	3,384
Doha Bank QPSC	423	2,487
Gulf International Services QSC*	500	2,521
Industries Qatar QSC	245	9,117
Masraf Al Rayan QSC	510	5,615
Ooredoo QPSC	353	7,658
Qatar Electricity & Water Co. QSC	423	20,910
Qatar Gas Transport Co. Ltd.	2,160	10,737
Qatar International Islamic Bank QSC	229	4,000
Qatar Islamic Bank SAQ	168	7,008
Qatar National Bank QPSC	92	5,041
Qatar Navigation QSC	526	9,968
United Development Co. QSC	1,630	6,312
Vodafone Qatar QSC*	500	1,137

		123,898

Russia - 3.3%
Aeroflot PJSC	2,136	3,650

Alrosa PJSC	6,588	9,803
Federal Grid Co Unified Energy System PJSC	313,925	728
Gazprom PJSC	3,334	8,032
Inter RAO UES PJSC	256,891	15,712
LUKOIL PJSC	517	37,806
Magnitogorsk Iron & Steel Works PJSC	9,871	6,901
MMC Norilsk Nickel PJSC	1	190
Mobile TeleSystems PJSC	6,056	22,391
Mosenergo PJSC	28,003	732
Novatek PJSC	259	4,360
Novolipetsk Steel PJSC	2,678	6,334
Phosagro PJSC	46	1,781
Polyus PJSC, GDR	13	462
Rostelecom PJSC	19,316	20,562
RusHydro PJSC	281,795	2,124
Russneft Pjsc*	200	1,650
Sberbank of Russia PJSC	463	1,342
Severstal PJSC	799	11,966
Surgutneftegas PJSC	23,668	9,668
Tatneft PJSC	1,712	18,224
TMK PJSC	908	747
Unipro PJSC	297,763	12,252

		197,417

Singapore - 0.1%
Yanlord Land Group Ltd.	4,598	4,323

South Africa - 12.0%
Absa Group Ltd.	920	10,218
AECI Ltd.	2,042	13,401
African Rainbow Minerals Ltd.	99	863
Anglo American Platinum Ltd.	40	1,284
Aspen Pharmacare Holdings Ltd.	313	3,320
Attacq Ltd.	1,055	1,122
AVI Ltd.	2,996	21,535
Barloworld Ltd.	1,366	11,330
Bid Corp. Ltd.	295	5,450
Bidvest Group Ltd.	2,095	31,018
Capitec Bank Holdings Ltd.	129	10,233
Clicks Group Ltd.	2,031	27,506
Coronation Fund Managers Ltd.	615	1,981
Dis-Chem Pharmacies Ltd., 144A (a)	637	1,483
Discovery Ltd.	931	10,333
Exxaro Resources Ltd.	325	3,028
Famous Brands Ltd.*	292	2,211
FirstRand Ltd.	1,187	5,718
Foschini Group Ltd.	989	12,467
Growthpoint Properties Ltd. REIT	20,019	34,101
Hyprop Investments Ltd. REIT	2,891	18,597
Imperial Holdings Ltd.	769	3,522
Investec Ltd. (a)	747	4,507
JSE Ltd.	420	5,016
KAP Industrial Holdings Ltd.	14,582	8,623
Liberty Holdings Ltd.	591	4,560
Massmart Holdings Ltd.	1,425	10,796
MMI Holdings Ltd.*	2,007	2,505

Motus Holdings Ltd.*	769	4,825
Mr Price Group Ltd.	1,454	25,272
MTN Group Ltd.	2,169	13,668
Nampak Ltd.*	888	915
Naspers Ltd., Class N	10	1,993
Nedbank Group Ltd.	489	9,374
Netcare Ltd.	9,024	16,660
Old Mutual Ltd.	5,903	9,847
Omnia Holdings Ltd.	196	1,156
Pepkor Holdings Ltd., 144A*	2,213	3,387
Pick n Pay Stores Ltd.	9,257	49,068
Pioneer Foods Group Ltd.	437	2,679
PSG Group Ltd.	203	3,440
Rand Merchant Investment Holdings Ltd.	4,358	11,299
Redefine Properties Ltd. REIT	21,164	14,637
Remgro Ltd.	721	10,485
Reunert Ltd.	4,090	21,638
RMB Holdings Ltd.	3,630	20,482
Sanlam Ltd.	1,555	8,616
Santam Ltd.	599	13,694
Sappi Ltd.	1,861	10,164
Sasol Ltd.	160	4,688
Shoprite Holdings Ltd.	2,000	28,437
SPAR Group Ltd. (a)	4,767	67,303
Standard Bank Group Ltd.	601	7,593
Super Group Ltd.*	4,244	11,465
Telkom SA SOC Ltd. (a)	2,595	10,613
Tiger Brands Ltd. (a)	414	8,002
Tongaat Hulett Ltd.	75	370
Truworths International Ltd.	2,811	17,791
Tsogo Sun Holdings Ltd.	5,368	8,195
Vodacom Group Ltd. (a)	172	1,557
Vukile Property Fund Ltd. REIT	21,651	33,258
Woolworths Holdings Ltd.	2,004	8,093

		727,392

Taiwan - 14.5%
Acer, Inc.*	5,759	3,721
Advantech Co. Ltd.	1,342	10,173
ASE Technology Holding Co. Ltd.*	11,583	23,466
Asia Cement Corp.	10,855	11,877
Asustek Computer, Inc.	1,849	13,086
AU Optronics Corp.	140,822	57,378
Capital Securities Corp.	3,500	1,067
Catcher Technology Co. Ltd.	1,697	14,573
Cathay Financial Holding Co. Ltd.	2,666	4,202
Chailease Holding Co. Ltd.	3,920	12,230
Chang Hwa Commercial Bank Ltd.	3,198	1,817
Cheng Shin Rubber Industry Co. Ltd.	1,399	1,930
Chicony Electronics Co. Ltd.	11,158	21,844
China Airlines Ltd.	10,563	3,772
China Development Financial Holding Corp.	37,196	12,076
China Life Insurance Co. Ltd.	7,515	7,136
China Motor Corp.	11,552	8,645
China Steel Corp.	28,058	21,862

Chunghwa Telecom Co. Ltd.	3,285	11,412
Compal Electronics, Inc.	22,542	12,881
CTBC Financial Holding Co. Ltd.	17,181	11,407
Delta Electronics, Inc.	1,586	6,694
E.Sun Financial Holding Co. Ltd.	5,225	3,528
Eclat Textile Co. Ltd.	268	3,367
Epistar Corp.	1,107	972
Eternal Materials Co. Ltd.	8,332	6,492
Eva Airways Corp.	18,294	9,562
Evergreen Marine Corp. Taiwan Ltd.	6,285	2,377
Far Eastern International Bank	3,399	1,131
Far Eastern New Century Corp.	14,210	13,125
Far EasTone Telecommunications Co. Ltd.	6,455	15,194
Feng Hsin Steel Co. Ltd.	12,111	23,159
Feng TAY Enterprise Co. Ltd.	1,640	10,436
First Financial Holding Co. Ltd.	5,454	3,533
Formosa Chemicals & Fibre Corp.	7,178	24,819
Formosa Petrochemical Corp.	840	3,041
Formosa Plastics Corp.	6,773	21,989
Formosa Taffeta Co. Ltd.	7,529	8,213
Foxconn Technology Co. Ltd.	5,325	10,753
Fubon Financial Holding Co. Ltd.	3,881	6,149
Giant Manufacturing Co. Ltd.	554	2,572
Globalwafers Co. Ltd.	200	2,377
Hon Hai Precision Industry Co. Ltd.	484	1,130
Hua Nan Financial Holdings Co. Ltd.	4,809	2,740
Innolux Corp.	52,959	17,623
Inventec Corp.	11,162	8,009
Largan Precision Co. Ltd.	11	1,204
Lite-On Technology Corp.	14,907	19,794
MediaTek, Inc.	290	2,236
Mega Financial Holding Co. Ltd.	6,305	5,240
Nan Ya Plastics Corp.	9,450	22,796
Nanya Technology Corp.	981	1,943
Novatek Microelectronics Corp.	8,706	36,744
Oriental Union Chemical Corp.	18,895	15,766
Pegatron Corp.	3,990	6,775
Pou Chen Corp.	12,152	13,217
President Chain Store Corp.	2,810	29,011
Quanta Computer, Inc.	4,455	7,225
Realtek Semiconductor Corp.	221	1,015
Shin Kong Financial Holding Co. Ltd.	23,933	8,120
SinoPac Financial Holdings Co. Ltd.	18,457	6,382
Synnex Technology International Corp.	7,096	8,351
Taishin Financial Holding Co. Ltd.	4,585	2,017
Taiwan Business Bank	6,065	2,077
Taiwan Cement Corp.	13,815	15,474
Taiwan Cooperative Financial Holding Co. Ltd.	6,440	3,743
Taiwan Fertilizer Co. Ltd.	8,162	11,712
Taiwan Glass Industry Corp.	8,551	3,845
Taiwan High Speed Rail Corp.	5,588	5,606
Taiwan Mobile Co. Ltd.	3,276	11,593
Taiwan Secom Co. Ltd.	2,984	8,554

Taiwan Semiconductor Manufacturing Co. Ltd.	484	3,543
Teco Electric and Machinery Co. Ltd.	8,343	4,645
Transcend Information, Inc.	4,329	9,585
U-Ming Marine Transport Corp.	805	836
Unimicron Technology Corp.	8,321	5,714
Uni-President Enterprises Corp.	9,793	22,955
United Microelectronics Corp.	103,673	38,876
Vanguard International Semiconductor Corp.	4,703	9,894
Walsin Lihwa Corp.	56,905	34,086
Wan Hai Lines Ltd.	6,636	3,426
Wistron Corp.	11,464	7,276
Yuanta Financial Holding Co. Ltd.	22,945	11,695
Yulon Nissan Motor Co. Ltd.	242	1,807

		880,318

Thailand - 6.0%
Advanced Info Service PCL, NVDR	1,546	8,391
Airports of Thailand PCL, NVDR	2,310	4,478
Bangkok Bank PCL	380	2,403
Bangkok Dusit Medical Services PCL, NVDR	11,166	9,082
Bangkok Life Assurance PCL, NVDR	503	474
Banpu PCL, NVDR	29,335	15,074
Berli Jucker PCL, NVDR	2,800	4,491
BTS Group Holdings PCL, NVDR	16,077	4,620
Bumrungrad Hospital PCL, NVDR	741	4,281
Central Pattana PCL, NVDR	7,816	18,003
Charoen Pokphand Foods PCL, NVDR	6,536	4,968
CP ALL PCL, NVDR	5,332	11,065
Delta Electronics Thailand PCL, NVDR	1,668	3,538
Electricity Generating PCL, NVDR	1,897	13,844
Energy Absolute PCL, NVDR	1,100	1,605
Glow Energy PCL, NVDR	4,813	12,732
Home Product Center PCL, NVDR	29,477	13,624
Indorama Ventures PCL, NVDR	5,428	8,913
Intouch Holdings PCL, NVDR	11,612	17,478
IRPC PCL, NVDR	107,617	19,961
Kasikornbank PCL	254	1,494
Kasikornbank PCL, NVDR	158	930
Krung Thai Bank PCL, NVDR	8,798	5,404
Land & Houses PCL, NVDR	89,121	27,370
Minor International PCL, NVDR	5,902	6,505
PTT Exploration & Production PCL, NVDR	2,179	8,746
PTT Global Chemical PCL, NVDR	15,402	36,763
PTT PCL, NVDR	9,840	14,736
Ratchaburi Electricity Generating Holding PCL, NVDR	9,446	14,289
Siam Cement PCL	1,196	16,074
Siam Cement PCL, NVDR	700	9,408
Siam City Cement PCL, NVDR	117	840
Siam Commercial Bank PCL, NVDR	1,340	5,664
Thai Oil PCL, NVDR	10,570	24,426
Thai Union Group PCL, NVDR	8,139	4,356
TMB Bank PCL, NVDR	64,677	4,562
Total Access Communication PCL, NVDR	1,646	2,402

		362,994

Turkey - 3.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,121	4,514
Arcelik AS	75	224
Aselsan Elektronik Sanayi Ve Ticaret AS	480	2,441
BIM Birlesik Magazalar AS	762	12,266
Coca-Cola Icecek AS	162	902
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,982	612
Enerjisa Enerji As, 144A	2,532	2,402
Enka Insaat ve Sanayi AS	4,460	3,985
Eregli Demir ve Celik Fabrikalari TAS	9,015	13,035
Ford Otomotiv Sanayi AS	847	8,721
Haci Omer Sabanci Holding AS	800	1,254
KOC Holding AS	2,434	7,131
Petkim Petrokimya Holding AS	10,785	10,889
Soda Sanayii AS	5,695	7,757
TAV Havalimanlari Holding AS	1,021	4,559
Tekfen Holding AS	4,887	18,657
Tofas Turk Otomobil Fabrikasi AS	532	1,966
Tupras Turkiye Petrol Rafinerileri AS	1,664	39,592
Turk Hava Yollari AO*	7,177	23,243
Turk Telekomunikasyon AS*	1,050	782
Turkcell Iletisim Hizmetleri AS	6,577	15,900
Turkiye Garanti Bankasi AS	263	414
Turkiye Sise ve Cam Fabrikalari AS	8,971	8,596
Ulker Biskuvi Sanayi AS*	182	541

		190,383

United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC	2,087	4,460
Abu Dhabi National Oil Co. for Distribution PJSC	5,769	3,644
Air Arabia PJSC	32,316	8,974
Al Waha Capital PJSC	8,000	3,659
Aldar Properties PJSC	14,773	6,435
Dana Gas PJSC	4,260	1,067
DP World Ltd.	141	2,307
Dubai Investments PJSC	4,249	1,562
Dubai Islamic Bank PJSC	1,944	2,773
Emaar Development PJSC	6,093	8,211
Emaar Malls PJSC	7,670	3,758
Emaar Properties PJSC	1,820	2,230
Emirates Telecommunications Group Co. PJSC	877	3,968
First Abu Dhabi Bank PJSC	506	1,873

		54,921

United Kingdom - 0.4%
Mondi Ltd.	971	21,358

TOTAL COMMON STOCKS (Cost $5,995,869)		5,829,958

PREFERRED STOCKS - 3.0%
Brazil - 1.8%
Alpargatas SA	401	1,687
Banco Bradesco SA	53	526
Banco do Estado do Rio Grande do Sul SA, Class B	374	2,107
Bradespar SA	523	4,289
Braskem SA, Class A	586	8,194
Cia Brasileira de Distribuicao	1,078	23,205

Cia de Gas de Sao Paulo - COMGAS, Class A	435	6,572
Cia de Transmissao de Energia Eletrica Paulista	97	1,806
Cia Energetica de Minas Gerais	1,644	5,393
Cia Paranaense de Energia, Class B	22	185
Gerdau SA	176	703
Itau Unibanco Holding SA	687	6,386
Itausa - Investimentos Itau SA	11,803	37,589
Telefonica Brasil SA	1,040	12,349

		110,991

Chile - 0.2%
Embotelladora Andina SA, Class B	1,382	4,873
Sociedad Quimica y Minera de Chile SA, Class B	143	6,327

		11,200

Colombia - 0.1%
Bancolombia SA	404	4,021
Grupo Aval Acciones y Valores SA	12,742	4,073

		8,094

Russia - 0.9%
Bashneft PJSC	417	11,482
Surgutneftegas PJSC	40,669	22,930
Tatneft PJSC	555	4,212
Transneft PJSC	5	13,099

		51,723

TOTAL PREFERRED STOCKS (Cost $159,011)		182,008

EXCHANGE-TRADED FUNDS - 0.6%
Global X MSCI Pakistan ETF	2,600	25,090
iShares Core MSCI Emerging Markets ETF	130	6,431
Vanguard FTSE Emerging Markets ETF	100	3,969

TOTAL EXCHANGE-TRADED FUNDS (Cost $39,832)		35,490

RIGHTS - 0.0%
Brazil - 0.0%
Energisa SA*, expires 12/18/18	57	48

China - 0.0%
Fosun International Ltd.*, expires 12/11/18	5	0

Taiwan - 0.0%
Taiwan Cement Corp.*, expires 12/08/18	432	0

TOTAL RIGHTS (Cost $0)		48

WARRANT - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL, NVDR*, expires 12/29/19 (b) (Cost $0)	1,786	7

SECURITIES LENDING COLLATERAL - 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (d)(e) (Cost $98,098)	98,098	98,098

TOTAL INVESTMENTS - 101.4% (Cost $6,292,810)		$6,145,609
Other assets and liabilities, net - (1.4%)		(87,756)

NET ASSETS - 100.0%		$6,057,853

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (d)(e)
90,527	7,571	(f)	—	—	—	114	—	98,098	98,098

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $110,967, which is 1.8% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $21,144.

(f)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2018 the Xtrackers FTSE Emerging Comprehensive Factor ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total investments excluding Exchange-Traded Funds and Securities Lending Collateral
Energy	$770,759	12.9%
Industrials	760,835	12.7
Financials	752,018	12.5
Consumer Staples	697,591	11.6
Materials	687,823	11.4
Utilities	539,119	8.9
Information Technology	498,360	8.3
Consumer Discretionary	437,863	7.3
Communication Services	347,646	5.8
Real Estate	344,388	5.7
Health Care	175,619	2.9

Total	$6,012,021	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$5,828,111	$—	$1,847	$5,829,958
Preferred Stocks (g)	182,008	—	—	182,008
Exchange-Traded Funds	35,490	—	—	35,490
Rights (g)	48	—	—	48
Warrant	—	—	7	7
Short-Term Investments	98,098	—	—	98,098

TOTAL	$6,143,755	$—	$1,854	$6,145,609

(g)	See Schedule of Investments for additional detailed categorizations.

During the period ended November 30, 2018, the amount of transfers between Level 1 and Level 3 was $1,069. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 2.4%
Activision Blizzard, Inc.	1,627	$81,155
Alphabet, Inc., Class A*	33	36,619
Alphabet, Inc., Class C*	24	26,266
AMC Networks, Inc., Class A*	1,569	93,920
AT&T, Inc.	643	20,087
Cable One, Inc.	65	58,454
CBS Corp., Class B	2,030	109,985
CenturyLink, Inc.	910	17,108
Charter Communications, Inc., Class A*	171	56,293
Cinemark Holdings, Inc. (a)	2,203	84,529
Comcast Corp., Class A	1,190	46,422
Discovery, Inc., Class A*(a)	604	18,555
Discovery, Inc., Class C*	1,870	52,229
Electronic Arts, Inc.*	1,315	110,552
Facebook, Inc., Class A*	89	12,514
IAC/InterActiveCorp*	278	49,473
Interpublic Group of Companies, Inc. (a)	18,109	425,562
John Wiley & Sons, Inc., Class A	5,615	310,453
Liberty Broadband Corp., Class A*	381	32,435
Liberty Broadband Corp., Class C*	997	84,595
Liberty Media Corp-Liberty SiriusXM, Class A*	1,735	69,036
Liberty Media Corp-Liberty SiriusXM, Class C*	3,585	143,830
Lions Gate Entertainment Corp., Class B	1,371	24,719
Live Nation Entertainment, Inc.*	5,513	306,964
Madison Square Garden Co., Class A*	638	172,273
News Corp., Class A	6,317	81,995
News Corp., Class B	1,326	17,768
Omnicom Group, Inc. (a)	5,350	411,790
Sirius XM Holdings, Inc. (a)	18,511	115,324
Take-Two Interactive Software, Inc.*	1,340	146,958
Telephone & Data Systems, Inc.	2,118	75,676
T-Mobile US, Inc.*	707	48,394
Tribune Media Co., Class A	300	12,078
Twenty-First Century Fox, Inc., Class A	3,824	189,173
Twenty-First Century Fox, Inc., Class B	1,729	84,773
Verizon Communications, Inc.	1,587	95,696
Viacom, Inc., Class B	1,167	36,014
Walt Disney Co.	1,017	117,453
Zayo Group Holdings, Inc.*	2,334	61,431

		3,938,551

Consumer Discretionary - 17.2%
Adient PLC	735	17,405
Advance Auto Parts, Inc.	747	132,749
Aptiv PLC	3,233	232,453
Aramark	5,686	216,409
AutoNation, Inc.*(a)	2,201	81,723
AutoZone, Inc.*	997	806,643
Best Buy Co., Inc.	6,679	431,397

Booking Holdings, Inc.*	33	62,432
BorgWarner, Inc.	10,878	430,551
Bright Horizons Family Solutions, Inc.*	2,163	263,194
Brunswick Corp.	3,355	177,949
Burlington Stores, Inc.*	2,054	340,471
CarMax, Inc.*(a)	1,794	118,530
Carnival Corp.	4,841	291,864
Carter’s, Inc.	4,759	440,208
Chipotle Mexican Grill, Inc.*	113	53,473
Choice Hotels International, Inc. (a)	1,820	141,723
Columbia Sportswear Co.	1,202	109,779
D.R. Horton, Inc.	9,157	340,824
Darden Restaurants, Inc.	4,254	470,237
Dick’s Sporting Goods, Inc. (a)	723	26,014
Dollar General Corp.	14,200	1,576,058
Dollar Tree, Inc.*	8,041	697,718
Domino’s Pizza, Inc.	1,114	308,935
Dunkin’ Brands Group, Inc. (a)	1,420	105,080
eBay, Inc.*	10,388	310,082
Expedia Group, Inc.	160	19,326
Extended Stay America, Inc.	3,206	58,349
Foot Locker, Inc.	1,413	79,693
Ford Motor Co.	23,190	218,218
frontdoor, Inc.*	1,688	39,314
Gap, Inc.	10,545	287,773
Garmin Ltd.	7,499	499,883
Garrett Motion, Inc.*	69	794
General Motors Co.	5,594	212,292
Gentex Corp.	30,662	690,508
Genuine Parts Co.	1,190	123,415
Goodyear Tire & Rubber Co.	1,718	39,789
Graham Holdings Co., Class B	217	142,994
Grand Canyon Education, Inc.*	2,865	350,561
H&R Block, Inc. (a)	4,540	122,625
Hanesbrands, Inc.	4,416	70,259
Harley-Davidson, Inc.	1,679	71,005
Hasbro, Inc. (a)	1,776	161,616
Hilton Grand Vacations, Inc.*	3,478	111,505
Hilton Worldwide Holdings, Inc.	2,552	192,778
Home Depot, Inc.	623	112,339
Hyatt Hotels Corp., Class A (a)	3,026	215,784
International Game Technology PLC	835	14,370
Kohl’s Corp.	7,653	514,052
L Brands, Inc.	705	23,343
Las Vegas Sands Corp.	854	46,919
Lear Corp.	8,238	1,122,428
Leggett & Platt, Inc. (a)	2,758	106,845
Lennar Corp., Class A	2,118	90,502
LKQ Corp.*	3,345	93,125
Lowe’s Cos., Inc.	3,394	320,292
Lululemon Athletica, Inc.*	850	112,668
Macy’s, Inc.	6,946	237,692

Marriott International, Inc., Class A	2,545	292,751
McDonald’s Corp.	612	115,368
MGM Resorts International (a)	1,449	39,065
Michael Kors Holdings Ltd.*	3,374	147,613
Michaels Cos., Inc.*	2,917	49,502
Mohawk Industries, Inc.*	711	91,051
NIKE, Inc., Class B	4,617	346,829
Nordstrom, Inc. (a)	3,728	197,099
Norwegian Cruise Line Holdings Ltd.*	2,242	115,059
NVR, Inc.*	242	592,900
O’Reilly Automotive, Inc.*	2,250	780,255
Penske Automotive Group, Inc.	428	18,661
Polaris Industries, Inc.	3,402	329,994
Pool Corp.	2,442	396,849
PulteGroup, Inc.	21,211	562,516
PVH Corp.	1,611	178,032
Qurate Retail, Inc.*	1,586	35,241
Ralph Lauren Corp.	3,255	362,607
Ross Stores, Inc.	14,057	1,231,393
Royal Caribbean Cruises Ltd.	1,421	160,672
Service Corp. International	9,552	441,302
ServiceMaster Global Holdings, Inc.*	3,363	148,880
Six Flags Entertainment Corp. (a)	3,408	209,115
Starbucks Corp.	3,003	200,360
Tapestry, Inc.	5,052	196,674
Target Corp.	20,466	1,452,267
Thor Industries, Inc.	3,184	215,907
Tiffany & Co.	2,541	231,231
TJX Cos., Inc.	15,214	743,204
Toll Brothers, Inc.	10,533	347,273
Tractor Supply Co.	11,117	1,057,560
Ulta Beauty, Inc.*	247	73,554
Urban Outfitters, Inc.*	2,226	84,788
Vail Resorts, Inc.	160	44,669
VF Corp.	6,735	547,488
Visteon Corp.*	3,882	286,569
Wendy’s Co. (a)	1,910	34,246
Whirlpool Corp.	907	114,400
Williams-Sonoma, Inc. (a)	5,691	322,281
Wyndham Destinations, Inc.	4,490	186,200
Wyndham Hotels & Resorts, Inc.	3,754	188,188
Wynn Resorts Ltd.	77	8,424
Yum China Holdings, Inc.	3,493	125,154
Yum! Brands, Inc.	6,642	612,525

		28,602,673

Consumer Staples - 5.8%
Altria Group, Inc.	511	28,018
Archer-Daniels-Midland Co.	10,754	494,899
Brown-Forman Corp., Class A	767	37,284
Brown-Forman Corp., Class B	4,025	192,073
Bunge Ltd.	3,792	216,409
Campbell Soup Co. (a)	1,315	51,548

Casey’s General Stores, Inc.	1,639	212,201
Church & Dwight Co., Inc.	1,964	129,997
Clorox Co.	1,688	279,567
Coca-Cola Co.	523	26,359
Colgate-Palmolive Co.	1,754	111,414
Conagra Brands, Inc.	7,669	248,016
Constellation Brands, Inc., Class A	1,249	244,504
Costco Wholesale Corp.	3,793	877,245
Energizer Holdings, Inc. (a)	1,853	83,070
Estee Lauder Cos., Inc., Class A	2,070	295,306
Flowers Foods, Inc. (a)	7,949	157,311
General Mills, Inc.	3,104	131,330
Hain Celestial Group, Inc.*(a)	1,054	21,818
Herbalife Nutrition Ltd.*	729	41,735
Hershey Co.	1,778	192,557
Hormel Foods Corp.	7,851	354,002
Ingredion, Inc.	3,074	321,110
JM Smucker Co.	2,246	234,730
Kellogg Co.	1,645	104,704
Kimberly-Clark Corp.	1,760	203,051
Kroger Co.	26,047	772,554
Lamb Weston Holdings, Inc.	12,710	974,857
McCormick & Co., Inc. (a)	330	49,500
Molson Coors Brewing Co., Class B	1,075	70,703
Mondelez International, Inc., Class A	1,735	78,040
Monster Beverage Corp.*	1,207	72,034
Nu Skin Enterprises, Inc., Class A	263	17,350
PepsiCo, Inc.	423	51,581
Philip Morris International, Inc.	284	24,575
Post Holdings, Inc.*	314	30,380
Procter & Gamble Co.	624	58,974
Seaboard Corp.	9	33,498
Sprouts Farmers Market, Inc.*	3,715	85,519
Sysco Corp.	11,382	767,147
Tyson Foods, Inc., Class A	2,877	169,599
US Foods Holding Corp.*	25,789	855,679
Walgreens Boots Alliance, Inc.	2,639	223,444
Walmart, Inc.	741	72,359

		9,698,051

Energy - 2.7%
Anadarko Petroleum Corp.	582	30,788
Antero Resources Corp.*(a)	1,008	13,235
Apache Corp.	1,569	55,119
Apergy Corp.*	2,046	70,137
Cabot Oil & Gas Corp. (a)	1,770	44,533
Centennial Resource Development, Inc., Class A*(a)	1,958	30,388
Cheniere Energy, Inc.*	609	37,222
Chevron Corp.	610	72,553
Cimarex Energy Co.	2,105	172,568
Concho Resources, Inc.*	950	123,823
ConocoPhillips	2,041	135,073
Devon Energy Corp.	1,624	43,897

Diamondback Energy, Inc.	976	107,766
EOG Resources, Inc.	1,397	144,324
Exxon Mobil Corp.	415	32,992
Halliburton Co.	3,167	99,539
Helmerich & Payne, Inc.	520	31,512
HollyFrontier Corp.	4,281	267,434
Kinder Morgan, Inc.	721	12,307
Marathon Petroleum Corp.	10,238	667,108
Murphy Oil Corp.	895	28,550
National Oilwell Varco, Inc.	1,462	46,945
Noble Energy, Inc.	489	11,609
Occidental Petroleum Corp.	4,370	307,080
ONEOK, Inc.	585	35,937
PBF Energy, Inc., Class A	2,289	88,539
Phillips 66	8,547	799,315
Pioneer Natural Resources Co.	551	81,410
Schlumberger Ltd.	695	31,345
Valero Energy Corp.	9,704	775,350

		4,398,398

Financials - 12.8%
Affiliated Managers Group, Inc.	1,646	182,904
Aflac, Inc.	8,254	377,538
AGNC Investment Corp. REIT	4,810	85,137
Alleghany Corp.	65	41,017
Allstate Corp.	3,536	315,376
Ally Financial, Inc.	8,167	217,896
American Express Co.	2,285	256,537
American Financial Group, Inc.	1,559	159,579
American National Insurance Co.	130	16,589
Ameriprise Financial, Inc.	972	126,117
Annaly Capital Management, Inc. REIT	14,078	141,343
Aon PLC	1,751	289,108
Arch Capital Group Ltd.*	2,630	75,271
Arthur J Gallagher & Co.	7,134	549,817
Associated Banc-Corp.	2,105	48,773
Assurant, Inc.	649	63,109
Assured Guaranty Ltd.	2,743	111,969
Athene Holding, Ltd., Class A*	1,814	78,891
AXA Equitable Holdings, Inc.	855	16,826
Bank of Hawaii Corp. (a)	382	30,465
Bank of New York Mellon Corp.	1,501	77,016
Bank OZK (a)	948	25,691
BankUnited, Inc.	4,436	153,219
BB&T Corp.	3,279	167,557
Berkshire Hathaway, Inc., Class B *	189	41,247
BGC Partners, Inc., Class A	14,142	149,057
BlackRock, Inc.	91	38,949
BOK Financial Corp.	230	19,389
Brighthouse Financial, Inc.*	697	28,061
Brown & Brown, Inc.	11,315	328,361
Capital One Financial Corp.	1,979	177,477
Cboe Global Markets, Inc.	2,759	296,924
Charles Schwab Corp.	335	15,008

Chimera Investment Corp. REIT	9,078	174,207
Chubb Ltd.	687	91,879
Cincinnati Financial Corp.	2,263	184,955
CIT Group, Inc.	1,190	55,252
Citigroup, Inc.	233	15,096
Citizens Financial Group, Inc.	2,362	85,882
CME Group, Inc.	416	79,073
CNA Financial Corp.	837	39,272
Comerica, Inc.	1,316	104,201
Commerce Bancshares, Inc. (a)	1,213	76,443
Credit Acceptance Corp.*	426	174,413
Cullen/Frost Bankers, Inc.	640	64,205
Discover Financial Services	7,047	502,451
E*TRADE Financial Corp.	1,572	82,200
East West Bancorp, Inc.	1,330	71,408
Eaton Vance Corp.	5,328	217,009
Erie Indemnity Co., Class A	857	117,280
Evercore, Inc., Class A	5,240	432,614
Everest Re Group Ltd.	476	105,710
FactSet Research Systems, Inc.	1,294	303,430
Fidelity National Financial, Inc.	22,543	757,445
Fifth Third Bancorp	7,876	219,977
First American Financial Corp.	7,829	378,376
First Citizens BancShares, Inc., Class A	100	42,947
First Hawaiian, Inc.	389	10,122
First Horizon National Corp. (a)	1,801	29,698
First Republic Bank	442	43,824
FNB Corp. (a)	3,135	38,435
Franklin Resources, Inc. (a)	4,713	159,724
Goldman Sachs Group, Inc.	76	14,492
Hanover Insurance Group, Inc.	2,109	241,923
Hartford Financial Services Group, Inc.	341	15,069
Huntington Bancshares, Inc. (a)	9,215	134,447
Interactive Brokers Group, Inc., Class A	768	44,429
Intercontinental Exchange, Inc.	1,239	101,251
Invesco Ltd.	3,662	74,522
Jefferies Financial Group, Inc.	8,136	177,772
KeyCorp	5,144	94,341
Lazard Ltd., Class A	14,999	601,760
Legg Mason, Inc.	2,063	59,765
Lincoln National Corp.	690	43,449
Loews Corp.	4,060	195,124
LPL Financial Holdings, Inc.	3,279	210,413
M&T Bank Corp.	886	149,743
Markel Corp.*	37	42,333
MarketAxess Holdings, Inc. (a)	338	73,593
Marsh & McLennan Cos., Inc.	5,545	491,842
Mercury General Corp.	614	34,783
MetLife, Inc.	1,365	60,920
MFA Financial, Inc. REIT	10,221	74,102
Moody’s Corp.	2,325	369,838
Morgan Stanley	616	27,344

Morningstar, Inc.	1,668	197,058
MSCI, Inc.	3,088	485,094
Nasdaq, Inc.	3,540	323,273
New Residential Investment Corp. REIT	13,434	231,065
New York Community Bancorp, Inc.	5,474	58,189
Northern Trust Corp.	847	84,048
Old Republic International Corp.	15,205	342,873
PacWest Bancorp	1,154	46,437
People’s United Financial, Inc.	3,639	61,354
Pinnacle Financial Partners, Inc. (a)	243	13,936
PNC Financial Services Group, Inc.	739	100,341
Popular, Inc.	1,293	72,925
Principal Financial Group, Inc.	1,417	69,886
Progressive Corp.	14,698	974,330
Prosperity Bancshares, Inc.	759	52,667
Prudential Financial, Inc.	810	75,946
Raymond James Financial, Inc.	2,060	164,244
Regions Financial Corp.	9,385	154,383
Reinsurance Group of America, Inc.	1,911	285,465
S&P Global, Inc.	2,434	445,081
Santander Consumer USA Holdings, Inc.	1,001	19,469
SEI Investments Co.	6,111	328,161
Signature Bank	193	23,803
SLM Corp.*(a)	1,213	12,458
Starwood Property Trust, Inc. REIT	1,053	23,556
State Street Corp.	1,523	111,209
Sterling Bancorp	614	11,850
SunTrust Banks, Inc.	2,861	179,356
SVB Financial Group*	105	26,755
Synchrony Financial	9,284	241,198
Synovus Financial Corp.	1,897	71,726
T. Rowe Price Group, Inc.	6,579	653,689
TCF Financial Corp.	1,820	40,932
TD Ameritrade Holding Corp.	740	39,819
Texas Capital Bancshares, Inc.*	182	10,858
Torchmark Corp.	13,612	1,176,213
Travelers Cos., Inc.	1,602	208,853
Two Harbors Investment Corp. REIT	5,388	77,479
Umpqua Holdings Corp.	3,356	64,569
Unum Group	1,340	48,119
US Bancorp	829	45,147
Voya Financial, Inc.	509	22,880
W.R. Berkley Corp.	2,551	200,968
Webster Financial Corp.	1,018	61,253
Western Alliance Bancorp*	1,075	50,385
White Mountains Insurance Group Ltd.	314	291,628
Willis Towers Watson PLC	648	103,324
Wintrust Financial Corp.	707	54,686
Zions Bancorp NA	2,184	106,273

		21,238,212

Health Care - 9.9%
Abbott Laboratories	313	23,178
AbbVie, Inc.	1,413	133,204
ABIOMED, Inc.*	92	30,607
Acadia Healthcare Co., Inc.*(a)	495	16,815
Agilent Technologies, Inc.	3,570	258,289
Alexion Pharmaceuticals, Inc.*	214	26,354
Align Technology, Inc.*	331	76,094
AmerisourceBergen Corp.	2,426	215,671
Amgen, Inc.	916	190,757
Anthem, Inc.	1,933	560,705
Baxter International, Inc.	6,000	411,300
Becton Dickinson and Co.	622	157,210
Biogen, Inc.*	427	142,498
Bio-Rad Laboratories, Inc., Class A*	189	51,873
Bio-Techne Corp.	911	147,054
Boston Scientific Corp.*	4,308	162,282
Bristol-Myers Squibb Co.	2,372	126,807
Bruker Corp.	2,131	70,621
Cantel Medical Corp.	1,570	134,832
Cardinal Health, Inc.	540	29,608
Catalent, Inc.*	801	31,760
Celgene Corp.*	227	16,394
Centene Corp.*	8,197	1,166,023
Cerner Corp.*	4,022	232,914
Charles River Laboratories International, Inc.*	1,544	208,208
Chemed Corp.	1,220	386,472
Cigna Corp.	3,305	738,271
Cooper Cos., Inc.	665	185,422
CVS Health Corp.	4,153	333,071
Danaher Corp.	1,546	169,349
DaVita, Inc.*	1,728	114,152
Edwards Lifesciences Corp.*	1,462	236,859
Eli Lilly & Co.	1,025	121,606
Encompass Health Corp.	5,678	427,042
Express Scripts Holding Co.*	9,979	1,012,569
Gilead Sciences, Inc.	2,820	202,871
HCA Healthcare, Inc.	4,977	716,638
Henry Schein, Inc.*	1,568	139,866
Hill-Rom Holdings, Inc.	1,269	123,042
Hologic, Inc.*	1,398	62,085
Humana, Inc.	2,944	969,960
ICU Medical, Inc.*	601	144,534
IDEXX Laboratories, Inc.*	785	159,952
Illumina, Inc.*	135	45,563
Integra LifeSciences Holdings Corp.*	469	25,152
Intuitive Surgical, Inc.*	346	183,681
IQVIA Holdings, Inc.*	1,910	238,884
Jazz Pharmaceuticals PLC*	503	76,054
Johnson & Johnson	184	27,030
Laboratory Corp. of America Holdings*	2,187	318,515
Masimo Corp.*	703	77,625

McKesson Corp.	2,670	332,415
MEDNAX, Inc.*	1,407	56,561
Medtronic PLC	720	70,222
Merck & Co., Inc.	563	44,668
Mettler-Toledo International, Inc.*	275	175,082
Molina Healthcare, Inc.*	612	85,503
Mylan N.V.*	1,677	56,783
PerkinElmer, Inc. (a)	1,396	121,536
Perrigo Co. PLC (a)	906	56,426
Pfizer, Inc.	1,640	75,817
PRA Health Sciences, Inc.*	153	17,861
QIAGEN NV*	1,350	47,844
Quest Diagnostics, Inc.	2,354	208,494
ResMed, Inc.	2,277	254,546
STERIS PLC	2,464	293,413
Stryker Corp.	755	132,472
Teleflex, Inc.	382	105,210
Thermo Fisher Scientific, Inc.	493	123,028
United Therapeutics Corp.*	343	40,508
UnitedHealth Group, Inc.	398	111,981
Universal Health Services, Inc., Class B	3,230	445,708
Varian Medical Systems, Inc.*	3,018	372,391
Veeva Systems, Inc., Class A*	281	27,021
Waters Corp.*	1,230	244,253
WellCare Health Plans, Inc.*	1,680	428,198
West Pharmaceutical Services, Inc.	1,452	159,081
Zimmer Biomet Holdings, Inc.	639	74,776
Zoetis, Inc.	3,977	373,321

		16,392,442

Industrials - 17.1%
3M Co.	336	69,861
Acuity Brands, Inc.	111	14,432
ADT, Inc. (a)	5,472	42,736
AECOM*(a)	2,436	78,342
AGCO Corp.	2,475	147,708
Air Lease Corp.	3,148	122,331
Alaska Air Group, Inc. (a)	696	50,989
Allegion PLC (a)	1,344	123,097
Allison Transmission Holdings, Inc.	9,977	470,016
AMERCO (a)	255	88,345
American Airlines Group, Inc.	1,104	44,337
AMETEK, Inc.	4,012	294,601
AO Smith Corp.	4,393	208,140
Arcosa, Inc.*	255	6,972
Armstrong World Industries, Inc.*	666	44,615
Boeing Co.	375	130,035
BWX Technologies, Inc.	4,355	196,933
C.H. Robinson Worldwide, Inc.	7,489	691,459
Carlisle Cos., Inc.	1,855	195,740
Caterpillar, Inc.	1,245	168,909
Cintas Corp.	530	99,311
Clean Harbors, Inc.*	528	34,072
Copa Holdings SA, Class A	372	31,631

Copart, Inc.*(a)	10,304	527,359
CoStar Group, Inc.*	335	123,746
Crane Co.	2,180	188,287
CSX Corp.	1,417	102,917
Cummins, Inc.	2,760	416,926
Curtiss-Wright Corp.	2,636	291,014
Deere & Co.	1,410	218,381
Delta Air Lines, Inc.	5,392	327,348
Donaldson Co., Inc.	3,871	216,931
Dover Corp.	6,381	541,683
Dun & Bradstreet Corp.	1,329	190,765
Eaton Corp. PLC	4,590	353,155
Emerson Electric Co.	4,419	298,371
Equifax, Inc.	850	87,269
Expeditors International of Washington, Inc.	9,199	699,952
Fastenal Co. (a)	7,379	437,280
FedEx Corp.	1,604	367,316
Flowserve Corp.	956	46,376
Fluor Corp.	5,495	224,910
Fortive Corp.	2,530	192,457
Fortune Brands Home & Security, Inc.	2,376	104,069
Gardner Denver Holdings, Inc.*	415	10,271
Gates Industrial Corp. PLC*	744	10,959
General Dynamics Corp.	1,384	255,888
Genesee & Wyoming, Inc., Class A*	971	80,865
Graco, Inc.	8,193	360,902
Harris Corp.	1,448	206,992
HD Supply Holdings, Inc.*	10,166	405,623
HEICO Corp.	727	61,446
HEICO Corp., Class A	1,459	98,512
Hexcel Corp.	4,945	304,958
Honeywell International, Inc.	683	100,230
Hubbell, Inc.	1,101	121,286
Huntington Ingalls Industries, Inc.	2,918	628,829
IDEX Corp.	2,378	326,737
IHS Markit Ltd.*	1,771	94,518
Illinois Tool Works, Inc.	1,322	183,824
Ingersoll-Rand PLC	4,097	424,121
ITT, Inc.	7,239	401,403
Jacobs Engineering Group, Inc.	6,819	447,804
JB Hunt Transport Services, Inc.	6,148	653,901
JetBlue Airways Corp.*	5,375	104,920
Johnson Controls International PLC	1,755	61,039
Kansas City Southern	2,133	219,806
KAR Auction Services, Inc.	8,372	478,376
Kirby Corp.*(a)	4,231	322,995
L3 Technologies, Inc.	1,417	259,722
Landstar System, Inc.	3,286	358,437
Lennox International, Inc.	1,087	245,564
Lincoln Electric Holdings, Inc.	1,034	88,872
Lockheed Martin Corp.	897	269,486
ManpowerGroup, Inc.	686	55,689

Masco Corp.	4,208	133,351
Middleby Corp.*(a)	364	43,968
MSC Industrial Direct Co., Inc., Class A	1,793	158,842
Nielsen Holdings PLC	3,074	83,521
Nordson Corp.	628	75,617
Norfolk Southern Corp.	1,824	311,430
Northrop Grumman Corp.	722	187,633
nVent Electric PLC	10,207	255,379
Old Dominion Freight Line, Inc.	2,472	337,997
Oshkosh Corp.	1,751	124,899
Owens Corning	3,844	200,465
PACCAR, Inc.	6,433	400,261
Parker-Hannifin Corp.	707	121,632
Pentair PLC	6,172	263,544
Quanta Services, Inc.*	6,282	220,498
Raytheon Co.	1,942	340,510
Regal Beloit Corp.	1,212	94,754
Republic Services, Inc.	2,998	231,865
Resideo Technologies, Inc.*	113	2,331
Robert Half International, Inc.	10,534	651,317
Rockwell Automation, Inc.	1,773	309,105
Rollins, Inc. (a)	2,290	145,552
Roper Technologies, Inc.	699	208,015
Ryder System, Inc.	1,677	94,868
Schneider National, Inc., Class B	5,850	130,630
Sensata Technologies Holding PLC*	5,374	248,601
Snap-on, Inc. (a)	2,352	390,996
Southwest Airlines Co.	3,881	211,941
Spirit AeroSystems Holdings, Inc., Class A	6,204	507,984
Stanley Black & Decker, Inc.	2,349	307,367
Stericycle, Inc.*(a)	296	14,229
Teledyne Technologies, Inc.*	1,046	234,911
Textron, Inc.	7,142	400,952
Timken Co.	1,979	79,457
Toro Co.	2,147	133,093
TransDigm Group, Inc.*	742	268,359
TransUnion	2,254	145,541
Trinity Industries, Inc. (a)	766	18,254
Union Pacific Corp.	1,100	169,158
United Continental Holdings, Inc.*	434	41,968
United Parcel Service, Inc., Class B	782	90,157
United Rentals, Inc.*	503	58,916
United Technologies Corp.	872	106,244
Univar, Inc.*	852	18,454
USG Corp.	1,869	80,442
Valmont Industries, Inc.	522	68,142
Verisk Analytics, Inc.*	1,483	182,884
W.W. Grainger, Inc. (a)	1,872	587,883
WABCO Holdings, Inc.*	2,185	265,368
Wabtec Corp. (a)	791	74,829

Waste Management, Inc.	7,212	676,125
Watsco, Inc.	2,149	330,301
Welbilt, Inc.*	1,763	24,365
WESCO International, Inc.*	932	49,778
Xylem, Inc.	5,503	401,609

		28,271,391

Information Technology - 15.3%
Accenture PLC, Class A	1,465	241,022
Adobe, Inc.*	538	134,979
Akamai Technologies, Inc.*	4,012	275,825
Alliance Data Systems Corp.	319	63,915
Amdocs Ltd.	8,856	574,843
Amphenol Corp., Class A	4,132	363,368
ANSYS, Inc.*	3,074	498,049
Apple, Inc.	862	153,936
Applied Materials, Inc.	6,523	243,177
Arista Networks, Inc.*	110	26,233
ARRIS International PLC*(a)	1,029	31,796
Arrow Electronics, Inc.*	1,369	105,372
Aspen Technology, Inc.*	4,562	393,701
Automatic Data Processing, Inc.	2,483	366,044
Black Knight, Inc.*	1,018	46,156
Booz Allen Hamilton Holding Corp.	8,186	420,024
Broadcom, Inc.	141	33,475
Broadridge Financial Solutions, Inc.	5,619	594,884
Cadence Design Systems, Inc.*	3,668	165,207
CDK Global, Inc.	2,734	137,794
CDW Corp.	11,659	1,080,556
Cisco Systems, Inc.	2,428	116,228
Citrix Systems, Inc.*	4,857	529,267
Cognex Corp.	1,204	53,000
Cognizant Technology Solutions Corp., Class A	7,495	533,869
Conduent, Inc.*	6,732	86,304
CoreLogic, Inc.*	2,274	92,006
Corning, Inc.	2,781	89,604
Cypress Semiconductor Corp.	2,878	40,004
Dell Technologies, Inc., Class V*	3,626	382,470
Dolby Laboratories, Inc., Class A	3,821	268,998
DXC Technology Co.	413	26,035
EchoStar Corp., Class A*	317	13,263
EPAM Systems, Inc.*	2,183	284,336
Euronet Worldwide, Inc.*(a)	706	83,033
F5 Networks, Inc.*	4,278	735,688
Fair Isaac Corp.*	1,193	236,966
Fidelity National Information Services, Inc.	1,587	171,317
First Data Corp., Class A*	532	10,151
First Solar, Inc.*	233	10,357
Fiserv, Inc.*	3,857	305,204
FleetCor Technologies, Inc.*	695	134,413
FLIR Systems, Inc.	7,259	332,898
Fortinet, Inc.*	4,713	348,008
Genpact Ltd.	5,583	169,612

Global Payments, Inc.	493	55,122
GoDaddy, Inc., Class A*	397	25,908
Guidewire Software, Inc.*	1,136	105,603
Hewlett Packard Enterprise Co.	22,472	337,080
HP, Inc.	31,995	735,885
Intel Corp.	2,583	127,368
International Business Machines Corp.	984	122,282
Intuit, Inc.	1,984	425,628
IPG Photonics Corp.*	624	88,702
Jabil, Inc.	5,483	136,910
Jack Henry & Associates, Inc.	2,559	357,492
Juniper Networks, Inc.	10,510	301,742
Keysight Technologies, Inc.*	186	11,499
KLA-Tencor Corp.	2,890	284,838
Lam Research Corp.	2,368	371,681
Leidos Holdings, Inc.	7,420	467,460
Littelfuse, Inc.	1,103	211,059
Manhattan Associates, Inc.*	903	44,726
Marvell Technology Group Ltd.	10,984	176,952
Mastercard, Inc., Class A	398	80,026
Maxim Integrated Products, Inc.	7,731	432,318
Microchip Technology, Inc. (a)	3,565	267,375
Micron Technology, Inc.*	732	28,226
Microsoft Corp.	684	75,849
MKS Instruments, Inc.	7,058	553,771
Monolithic Power Systems, Inc.	1,389	183,445
Motorola Solutions, Inc.	7,169	940,931
National Instruments Corp.	2,609	127,737
NCR Corp.*	578	16,016
NetApp, Inc.	10,114	676,323
NVIDIA Corp.	125	20,429
NXP Semiconductors NV	889	74,116
ON Semiconductor Corp.*	9,949	190,822
Oracle Corp.	411	20,040
Palo Alto Networks, Inc.*	193	33,379
Paychex, Inc.	4,395	310,990
PayPal Holdings, Inc.*	950	81,519
Pegasystems, Inc.	288	15,549
PTC, Inc.*	574	49,645
Qorvo, Inc.*	424	27,903
QUALCOMM, Inc.	1,340	78,068
Red Hat, Inc.*	2,691	480,505
RingCentral, Inc., Class A*	159	13,181
Sabre Corp.	6,435	164,543
salesforce.com, Inc.*	793	113,209
ServiceNow, Inc.*	267	49,467
Skyworks Solutions, Inc.	2,201	160,167
SS&C Technologies Holdings, Inc.	2,065	99,430
Symantec Corp.	603	13,332
Synopsys, Inc.*	5,316	488,753
Teradata Corp.*	3,157	118,798
Teradyne, Inc. (a)	13,980	498,946

Texas Instruments, Inc.	3,022	301,747
Total System Services, Inc.	5,734	500,980
Trimble, Inc.*	1,415	53,812
Tyler Technologies, Inc.*	1,013	195,266
Ultimate Software Group, Inc.*	432	114,013
VeriSign, Inc.*	3,270	510,316
Versum Materials, Inc.	6,199	214,733
Visa, Inc., Class A	606	85,876
VMware, Inc., Class A*	1,976	330,664
Western Digital Corp.	741	33,634
Western Union Co.	8,856	165,873
WEX, Inc.*	285	44,166
Worldpay, Inc., Class A*	1,564	134,207
Xerox Corp.	2,951	79,441
Xilinx, Inc.	6,514	602,415
Zebra Technologies Corp., Class A*	509	91,518

		25,334,793

Materials - 5.7%
Air Products & Chemicals, Inc.	1,558	250,635
Albemarle Corp.	622	59,911
Alcoa Corp.*	755	24,017
AptarGroup, Inc.	2,190	227,869
Ashland Global Holdings, Inc.	753	61,663
Avery Dennison Corp.	6,788	654,363
Axalta Coating Systems Ltd.*	1,537	38,471
Ball Corp.	5,745	282,137
Bemis Co., Inc.	2,646	129,019
Berry Global Group, Inc.*	1,144	57,566
Cabot Corp.	4,568	224,746
Celanese Corp.	4,839	488,400
CF Industries Holdings, Inc.	3,775	159,267
Crown Holdings, Inc.*(a)	1,213	62,203
Domtar Corp.	5,002	217,987
Eagle Materials, Inc.	1,113	81,249
Eastman Chemical Co.	8,591	677,143
Ecolab, Inc.	1,552	249,080
FMC Corp.	1,002	82,905
Graphic Packaging Holding Co. (a)	14,037	168,304
Huntsman Corp.	1,045	21,130
International Flavors & Fragrances, Inc.	1,337	189,359
International Paper Co.	4,063	187,670
Linde PLC	2,514	399,852
LyondellBasell Industries NV, Class A	10,217	953,348
Martin Marietta Materials, Inc. (a)	273	52,058
Mosaic Co.	6,466	232,776
NewMarket Corp. (a)	97	40,787
Newmont Mining Corp.	1,763	57,015
Nucor Corp.	8,800	531,608
Olin Corp.	3,941	84,850
Owens-Illinois, Inc.*	1,212	22,289
Packaging Corp. of America	2,843	278,102
PPG Industries, Inc.	3,137	342,968

Reliance Steel & Aluminum Co.	6,321	508,524
Royal Gold, Inc.	125	9,144
RPM International, Inc.	2,644	174,372
Scotts Miracle-Gro Co. (a)	1,776	134,940
Sealed Air Corp. (a)	2,349	85,809
Sherwin-Williams Co.	61	25,868
Silgan Holdings, Inc.	781	20,111
Sonoco Products Co.	2,225	128,027
Southern Copper Corp. (a)	758	25,378
Steel Dynamics, Inc.	8,249	290,365
Valvoline, Inc.	1,875	39,544
Vulcan Materials Co.	381	40,276
W.R. Grace & Co. (a)	2,323	148,300
Westlake Chemical Corp.	1,555	112,722
WestRock Co.	4,042	190,419

		9,524,546

Real Estate - 4.1%
Alexandria Real Estate Equities, Inc. REIT	208	25,896
American Homes 4 Rent, Class A REIT	473	9,853
American Tower Corp. REIT	499	82,080
Apple Hospitality REIT, Inc. REIT	5,738	91,062
AvalonBay Communities, Inc. REIT	447	85,185
Boston Properties, Inc. REIT	429	56,285
Brandywine Realty Trust REIT	1,509	21,533
Brixmor Property Group, Inc. REIT	3,402	56,133
Camden Property Trust REIT	720	68,515
CBRE Group, Inc., Class A*	17,717	773,879
Columbia Property Trust, Inc. REIT	1,727	37,079
CoreSite Realty Corp. REIT	384	37,425
Crown Castle International Corp. REIT	311	35,734
CubeSmart REIT	3,827	119,173
Digital Realty Trust, Inc. REIT	174	20,017
Douglas Emmett, Inc. REIT	572	21,118
Duke Realty Corp. REIT	3,176	90,389
EPR Properties REIT	1,059	75,009
Equinix, Inc. REIT	19	7,320
Equity LifeStyle Properties, Inc. REIT	1,527	151,982
Equity Residential REIT	891	63,484
Essex Property Trust, Inc. REIT	220	57,752
Extra Space Storage, Inc. REIT	3,468	332,859
Federal Realty Investment Trust REIT	533	70,404
Forest City Realty Trust, Inc., Class A REIT	643	16,268
Gaming and Leisure Properties, Inc. REIT	5,321	183,202
HCP, Inc. REIT	955	27,943
Highwoods Properties, Inc. REIT	1,423	61,716
Hospitality Properties Trust REIT	3,462	92,920
Host Hotels & Resorts, Inc. REIT	14,624	277,856
Howard Hughes Corp.*	158	17,500
Hudson Pacific Properties, Inc. REIT	799	24,657
Iron Mountain, Inc. REIT (a)	1,282	43,550
Jones Lang LaSalle, Inc.	4,065	582,108

Kilroy Realty Corp. REIT	475	33,293
Kimco Realty Corp. REIT	2,329	38,079
Lamar Advertising Co., Class A REIT	3,162	239,806
Liberty Property Trust REIT	2,782	125,997
Life Storage, Inc. REIT	713	69,617
Macerich Co. REIT	505	25,396
Medical Properties Trust, Inc. REIT	7,386	127,556
Mid-America Apartment Communities, Inc. REIT	378	39,146
National Retail Properties, Inc. REIT	2,129	106,578
Omega Healthcare Investors, Inc. REIT (a)	751	28,493
Outfront Media, Inc. REIT	2,530	52,573
Park Hotels & Resorts, Inc. REIT	6,906	212,843
Prologis, Inc. REIT	5,482	369,158
Public Storage REIT	891	190,015
Rayonier, Inc. REIT	5,198	164,413
Realogy Holdings Corp. (a)	1,819	35,034
Realty Income Corp. REIT	811	51,977
Regency Centers Corp. REIT	497	31,639
Retail Properties of America, Inc., Class A REIT	13,790	173,616
SBA Communications Corp. REIT*	324	55,342
Senior Housing Properties Trust REIT	1,269	17,461
Simon Property Group, Inc. REIT	1,307	242,697
SL Green Realty Corp. REIT	169	16,295
Spirit Realty Capital, Inc. REIT	2,712	20,123
STORE Capital Corp. REIT	2,347	70,316
Sun Communities, Inc. REIT	380	39,558
Taubman Centers, Inc. REIT	351	18,582
UDR, Inc. REIT	336	14,320
Ventas, Inc. REIT	477	30,285
VEREIT, Inc. REIT	1,765	13,502
VICI Properties, Inc. REIT	1,445	31,458
Vornado Realty Trust REIT	347	24,970
Weingarten Realty Investors REIT	5,705	164,646
Weyerhaeuser Co. REIT	3,454	91,220
WP Carey, Inc. REIT	1,626	110,161

		6,794,051

Utilities - 6.3%
AES Corp.	16,825	260,619
Alliant Energy Corp.	6,409	290,904
Ameren Corp.	7,713	529,266
American Electric Power Co., Inc.	3,923	304,974
American Water Works Co., Inc.	3,102	295,962
Aqua America, Inc.	3,744	128,382
Atmos Energy Corp.	2,309	220,902
Avangrid, Inc.	1,307	65,847
CenterPoint Energy, Inc.	11,461	321,023
CMS Energy Corp.	6,033	314,259
Consolidated Edison, Inc.	6,819	547,907
Dominion Energy, Inc.	1,315	97,967
DTE Energy Co.	3,480	416,695
Duke Energy Corp.	1,845	163,412
Edison International	2,539	140,457
Entergy Corp.	5,680	494,501

Evergy, Inc.	3,108	184,522
Eversource Energy	4,192	286,481
Exelon Corp.	15,056	698,448
FirstEnergy Corp.	12,668	479,230
Hawaiian Electric Industries, Inc. (a)	5,899	226,050
MDU Resources Group, Inc.	6,691	177,111
National Fuel Gas Co.	2,519	135,648
NextEra Energy, Inc.	1,211	220,051
NiSource, Inc.	4,937	130,435
NRG Energy, Inc.	2,183	83,893
OGE Energy Corp.	4,663	184,748
PG&E Corp.*	1,420	37,460
Pinnacle West Capital Corp.	2,577	230,281
PPL Corp.	2,612	79,901
Public Service Enterprise Group, Inc.	9,342	522,218
Sempra Energy	2,119	244,151
Southern Co.	3,273	154,911
UGI Corp.	6,176	354,811
Vectren Corp.	4,211	302,392
Vistra Energy Corp.*	20,348	477,771
WEC Energy Group, Inc.	4,888	354,282
Xcel Energy, Inc.	6,967	365,419

		10,523,291

TOTAL COMMON STOCKS (Cost $160,285,614)		164,716,399

SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c) (Cost $790,515)	790,515	790,515

CASH EQUIVALENTS - 0.5%
DWS Government Money Market Series “Institutional Shares”, 2.15% (b) (Cost $818,513)	818,513	818,513

TOTAL INVESTMENTS - 100.3% (Cost $161,894,642)		$166,325,427
Other assets and liabilities, net - (0.3%)		(498,338)

NET ASSETS - 100.0%		$165,827,089

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c)
64,770	725,745	(d)	—	—	—	2,282	—	790,515	790,515
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 2.15% (b)
—	2,422,993		(1,604,480)	—	—	4,847	—	818,513	818,513

64,770	3,148,738		(1,604,480)	—	—	7,129	—	1,609,028	1,609,028

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $7,277,365, which is 4.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $6,674,175.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended November 30, 2018.

REIT:	Real Estate Investment Trust

At November 30, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation) (e)
E-Mini S&P 500 Futures	USD	3	$408,038	$413,745	12/21/2018	$5,707
E-Mini S&P MidCap 400 Futures	USD	3	579,645	563,850	12/21/2018	(15,795)

Total net unrealized depreciation						$(10,088)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2018.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$164,716,399	$—	$—	$164,716,399
Short-Term Investments (f)	1,609,028	—	—	1,609,028
Derivatives (g)
Futures Contracts	5,707	—	—	5,707

TOTAL	$166,331,134	—	—	$166,331,134

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(15,795)	$—	$—	$(15,795)

TOTAL	$(15,795)	$—	$—	$(15,795)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US QARP ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 9.1%
Alphabet, Inc., Class A*	1,117	$1,239,479
Alphabet, Inc., Class C*	1,156	1,265,161
AT&T, Inc.	9,375	292,875
Charter Communications, Inc., Class A*	442	145,507
Comcast Corp., Class A	12,329	480,954
Electronic Arts, Inc.*	1,392	117,026
Facebook, Inc., Class A*	6,789	954,601
GCI Liberty, Inc., Class A*	350	16,755
Interpublic Group of Companies, Inc. (a)	2,432	57,152
John Wiley & Sons, Inc., Class A	197	10,892
Liberty Broadband Corp., Class A*	324	27,582
Liberty Broadband Corp., Class C*	1,512	128,293
Live Nation Entertainment, Inc.*	324	18,040
Omnicom Group, Inc. (a)	1,186	91,287
Verizon Communications, Inc.	4,810	290,043
Viacom, Inc., Class B	948	29,255
Walt Disney Co.	8,713	1,006,264

		6,171,166

Consumer Discretionary - 13.4%
Advance Auto Parts, Inc.	308	54,735
Aptiv PLC	586	42,133
AutoZone, Inc.*	142	114,888
Best Buy Co., Inc. (a)	4,220	272,570
Booking Holdings, Inc.*	114	215,674
BorgWarner, Inc.	1,465	57,985
Brunswick Corp.	827	43,864
Burlington Stores, Inc.*	353	58,513
Carnival Corp.	2,545	153,438
Carter’s, Inc.	358	33,115
Chipotle Mexican Grill, Inc.*	109	51,580
D.R. Horton, Inc.	885	32,940
Darden Restaurants, Inc.	880	97,275
Dick’s Sporting Goods, Inc. (a)	1,304	46,918
Dollar General Corp.	2,182	242,180
Dollar Tree, Inc.*	973	84,427
Domino’s Pizza, Inc.	148	41,043
eBay, Inc.*	6,175	184,324
Expedia Group, Inc.	386	46,625
Foot Locker, Inc.	1,670	94,188
Gap, Inc.	3,487	95,160
Garmin Ltd.	808	53,861
Garrett Motion, Inc.*	53	610
Gentex Corp.	2,889	65,060
Genuine Parts Co.	415	43,040
Grand Canyon Education, Inc.*	192	23,493
H&R Block, Inc.	1,191	32,169
Hanesbrands, Inc.	1,934	30,770
Hasbro, Inc.	787	71,617

Home Depot, Inc.	8,532	1,538,490
Kohl’s Corp.	1,360	91,351
L Brands, Inc.	1,465	48,506
Las Vegas Sands Corp.	1,572	86,366
Lear Corp.	835	113,769
Leggett & Platt, Inc. (a)	640	24,794
Lowe’s Cos., Inc.	4,945	466,660
Lululemon Athletica, Inc.*	460	60,973
Macy’s, Inc.	1,197	40,961
McDonald’s Corp.	827	155,898
Michael Kors Holdings Ltd.*	1,613	70,569
NIKE, Inc., Class B	7,417	557,165
Nordstrom, Inc. (a)	1,238	65,453
NVR, Inc.*	28	68,600
O’Reilly Automotive, Inc.*	589	204,253
Polaris Industries, Inc. (a)	513	49,761
Pool Corp.	137	22,264
PulteGroup, Inc.	1,518	40,257
Ralph Lauren Corp.	563	62,718
Ross Stores, Inc.	3,275	286,890
Royal Caribbean Cruises Ltd.	591	66,824
Skechers U.S.A., Inc., Class A*	1,421	38,367
Starbucks Corp.	8,207	547,571
Tapestry, Inc.	2,045	79,612
Target Corp.	5,144	365,018
Thor Industries, Inc.	766	51,942
Tiffany & Co.	589	53,599
TJX Cos., Inc.	11,525	562,996
Toll Brothers, Inc.	768	25,321
Tractor Supply Co.	1,420	135,085
Ulta Beauty, Inc.*	364	108,396
Urban Outfitters, Inc.*	864	32,910
VF Corp.	1,699	138,112
Visteon Corp.*(a)	311	22,958
Whirlpool Corp.	357	45,028
Williams-Sonoma, Inc. (a)	1,149	65,068
Wyndham Hotels & Resorts, Inc.	435	21,807
Yum China Holdings, Inc.	1,953	69,976
Yum! Brands, Inc.	1,852	170,791

		9,041,274

Consumer Staples - 12.3%
Altria Group, Inc.	5,383	295,150
Archer-Daniels-Midland Co.	1,489	68,524
Bunge Ltd.	781	44,572
Campbell Soup Co.	1,314	51,509
Clorox Co.	486	80,491
Colgate-Palmolive Co.	4,261	270,659
Costco Wholesale Corp.	5,383	1,244,980
Estee Lauder Cos., Inc., Class A	292	41,657
Flowers Foods, Inc. (a)	754	14,922
General Mills, Inc.	2,220	93,928
Herbalife Nutrition Ltd.*	528	30,228
Hershey Co.	683	73,969

Hormel Foods Corp. (a)	1,873	84,453
Ingredion, Inc.	319	33,323
JM Smucker Co. (a)	415	43,372
Kimberly-Clark Corp.	1,934	223,126
Kroger Co.	4,911	145,660
Lamb Weston Holdings, Inc.	732	56,144
Molson Coors Brewing Co., Class B	774	50,906
Monster Beverage Corp.*	1,501	89,580
Nu Skin Enterprises, Inc., Class A	460	30,346
PepsiCo, Inc.	3,888	474,103
Philip Morris International, Inc.	8,105	701,326
Procter & Gamble Co.	17,126	1,618,578
Sprouts Farmers Market, Inc.*	1,869	43,024
Sysco Corp.	2,493	168,028
Tyson Foods, Inc., Class A	361	21,281
US Foods Holding Corp.*	835	27,705
Walgreens Boots Alliance, Inc.	8,541	723,166
Walmart, Inc.	15,090	1,473,538

		8,318,248

Energy - 7.2%
Antero Resources Corp.*(a)	1,396	18,330
Apache Corp.	1,979	69,522
Baker Hughes a GE Co.	405	9,242
Chevron Corp.	8,896	1,058,090
Cimarex Energy Co.	632	51,811
Concho Resources, Inc.*	345	44,967
Exxon Mobil Corp.	28,926	2,299,617
HollyFrontier Corp.	926	57,847
Marathon Petroleum Corp.	4,497	293,025
Newfield Exploration Co.*	585	9,916
Occidental Petroleum Corp.	2,121	149,043
PBF Energy, Inc., Class A	1,123	43,438
Phillips 66	3,419	319,745
Valero Energy Corp.	5,489	438,571

		4,863,164

Financials - 4.2%
Affiliated Managers Group, Inc.	531	59,005
Aon PLC	258	42,598
Assured Guaranty Ltd.	1,517	61,924
Berkshire Hathaway, Inc., Class B*	320	69,837
BGC Partners, Inc., Class A	1,293	13,628
Cboe Global Markets, Inc.	146	15,713
Credit Acceptance Corp.*	241	98,670
Eaton Vance Corp.	1,108	45,129
Erie Indemnity Co., Class A	325	44,476
Evercore, Inc., Class A	815	67,286
Everest Re Group Ltd.	88	19,543
Fidelity National Financial, Inc.	2,445	82,152
Franklin Resources, Inc. (a)	6,758	229,029
Jefferies Financial Group, Inc.	1,023	22,353
Lazard Ltd., Class A	3,736	149,888
Marsh & McLennan Cos., Inc.	6,672	591,806
Moody’s Corp.	876	139,345

MSCI, Inc.	531	83,415
Progressive Corp.	251	16,639
S&P Global, Inc.	2,326	425,332
SEI Investments Co.	1,350	72,495
T. Rowe Price Group, Inc.	2,286	227,137
Torchmark Corp.	2,649	228,900
White Mountains Insurance Group Ltd.	50	46,438

		2,852,738

Health Care - 16.3%
Abbott Laboratories	225	16,661
AbbVie, Inc.	5,714	538,659
Agilent Technologies, Inc.	252	18,232
Align Technology, Inc.*	56	12,874
Allergan PLC	209	32,729
AmerisourceBergen Corp.	560	49,784
Amgen, Inc.	3,633	756,572
Anthem, Inc.	280	81,220
Baxter International, Inc.	2,909	199,412
Biogen, Inc.*	1,693	564,988
Bristol-Myers Squibb Co.	10,369	554,327
Cardinal Health, Inc.	623	34,159
Celgene Corp.*	4,148	299,569
Centene Corp.*	1,860	264,585
Cerner Corp.*	1,359	78,700
Chemed Corp.	45	14,255
Cigna Corp.	2,415	539,463
CVS Health Corp.	7,396	593,159
Edwards Lifesciences Corp.*	771	124,910
Eli Lilly & Co.	726	86,133
Exelixis, Inc.*	737	14,969
Express Scripts Holding Co.*	3,388	343,780
Gilead Sciences, Inc.	10,355	744,939
HCA Healthcare, Inc.	1,056	152,053
Henry Schein, Inc.*	250	22,300
Humana, Inc.	1,083	356,816
Johnson & Johnson	17,249	2,533,878
McKesson Corp.	2,066	257,217
Merck & Co., Inc.	321	25,468
Mettler-Toledo International, Inc.*	93	59,209
Pfizer, Inc.	4,566	211,086
Regeneron Pharmaceuticals, Inc.*	313	114,448
United Therapeutics Corp.*	561	66,254
UnitedHealth Group, Inc.	3,997	1,124,596
Universal Health Services, Inc., Class B	473	65,269
Varian Medical Systems, Inc.*	420	51,824
West Pharmaceutical Services, Inc.	310	33,964

		11,038,461

Industrials - 12.7%
3M Co.	2,687	558,681
Acuity Brands, Inc.	418	54,348
AGCO Corp.	219	13,070
Alaska Air Group, Inc. (a)	1,283	93,993
Allison Transmission Holdings, Inc.	785	36,981

American Airlines Group, Inc.	1,776	71,324
AO Smith Corp.	757	35,867
Boeing Co.	4,956	1,718,543
C.H. Robinson Worldwide, Inc.	472	43,580
Cintas Corp.	108	20,237
Copa Holdings SA, Class A	279	23,723
Copart, Inc.*(a)	709	36,287
Crane Co.	163	14,078
Cummins, Inc.	2,073	313,147
Curtiss-Wright Corp.	107	11,813
Delta Air Lines, Inc.	6,483	393,583
Donaldson Co., Inc.	589	33,008
Dover Corp.	527	44,737
Eaton Corp. PLC	1,777	136,722
Emerson Electric Co.	1,872	126,397
Equifax, Inc.	1,026	105,339
Expeditors International of Washington, Inc.	1,258	95,721
Fastenal Co.	1,677	99,379
FedEx Corp.	1,434	328,386
Fluor Corp.	506	20,711
Fortive Corp.	357	27,157
Fortune Brands Home & Security, Inc.	772	33,814
General Dynamics Corp.	2,023	374,033
Graco, Inc.	869	38,280
HD Supply Holdings, Inc.*	846	33,755
Honeywell International, Inc.	531	77,924
Hubbell, Inc.	229	25,227
Huntington Ingalls Industries, Inc.	395	85,123
Illinois Tool Works, Inc.	1,310	182,156
Ingersoll-Rand PLC	1,526	157,972
ITT, Inc.	839	46,523
Jacobs Engineering Group, Inc.	1,290	84,714
JB Hunt Transport Services, Inc.	678	72,112
JetBlue Airways Corp.*	4,705	91,842
Kansas City Southern	267	27,514
Kirby Corp.*(a)	286	21,833
L3 Technologies, Inc.	67	12,280
Landstar System, Inc.	242	26,397
Lennox International, Inc.	155	35,016
Lockheed Martin Corp.	1,842	553,392
ManpowerGroup, Inc.	213	17,291
MSC Industrial Direct Co., Inc., Class A	244	21,616
Northrop Grumman Corp.	211	54,835
nVent Electric PLC	1,102	27,572
Old Dominion Freight Line, Inc.	351	47,992
Oshkosh Corp.	204	14,551
Owens Corning	652	34,002
PACCAR, Inc.	1,396	86,859
Parker-Hannifin Corp.	146	25,118
Pentair PLC	870	37,149
Quanta Services, Inc.*	1,415	49,667
Raytheon Co.	1,298	227,591

Resideo Technologies, Inc.*	88	1,815
Robert Half International, Inc.	1,239	76,607
Rockwell Automation, Inc.	415	72,351
Snap-on, Inc.	356	59,181
Southwest Airlines Co.	6,595	360,153
Spirit AeroSystems Holdings, Inc., Class A	834	68,288
Stanley Black & Decker, Inc.	137	17,927
Terex Corp. (a)	569	18,811
Toro Co.	772	47,856
Union Pacific Corp.	941	144,707
United Continental Holdings, Inc.*	1,046	101,148
United Parcel Service, Inc., Class B	1,026	118,288
United Technologies Corp.	195	23,759
W.W. Grainger, Inc.	342	107,402
WABCO Holdings, Inc.*	214	25,990
Waste Management, Inc.	2,209	207,094
Watsco, Inc.	176	27,051
XPO Logistics, Inc.*	205	15,551

		8,574,941

Information Technology - 18.9%
Accenture PLC, Class A	4,158	684,074
Akamai Technologies, Inc.*	743	51,081
Alliance Data Systems Corp.	113	22,641
Amdocs Ltd.	944	61,275
Apple, Inc.	17,247	3,079,969
Applied Materials, Inc.	6,763	252,125
Arista Networks, Inc.*	142	33,864
Aspen Technology, Inc.*	176	15,189
Automatic Data Processing, Inc.	2,005	295,577
Booz Allen Hamilton Holding Corp.	414	21,242
Broadridge Financial Solutions, Inc.	496	52,512
CDW Corp.	552	51,159
Cisco Systems, Inc.	3,144	150,503
Citrix Systems, Inc.*	535	58,299
Cognex Corp.	535	23,551
Cognizant Technology Solutions Corp., Class A	3,791	270,033
Coherent, Inc.*(a)	124	17,132
Corning, Inc.	2,751	88,637
Dolby Laboratories, Inc., Class A	299	21,050
EPAM Systems, Inc.*	117	15,239
Euronet Worldwide, Inc.*(a)	200	23,522
F5 Networks, Inc.*	455	78,246
First Solar, Inc.*	882	39,205
FLIR Systems, Inc.	524	24,031
Fortinet, Inc.*	518	38,249
Hewlett Packard Enterprise Co.	1,239	18,585
HP, Inc.	10,827	249,021
Intel Corp.	31,483	1,552,427
International Business Machines Corp.	2,705	336,150
Intuit, Inc.	878	188,357
IPG Photonics Corp.*	142	20,185
Jabil, Inc.	1,350	33,710

Jack Henry & Associates, Inc.	332	46,380
Juniper Networks, Inc.	1,908	54,779
Lam Research Corp.	575	90,252
Leidos Holdings, Inc.	435	27,405
Littelfuse, Inc.	66	12,629
Manhattan Associates, Inc.*	386	19,119
Marvell Technology Group Ltd.	1,916	30,867
Mastercard, Inc., Class A	6,018	1,210,039
Micron Technology, Inc.*	8,510	328,146
Microsoft Corp.	1,981	219,673
MKS Instruments, Inc.	331	25,970
National Instruments Corp.	429	21,004
NetApp, Inc.	1,405	93,952
Paychex, Inc.	1,550	109,678
PayPal Holdings, Inc.*	951	81,605
Qorvo, Inc.*	404	26,587
QUALCOMM, Inc.	1,821	106,091
Red Hat, Inc.*	142	25,356
Skyworks Solutions, Inc.	1,522	110,756
Teradyne, Inc. (a)	1,607	57,354
Texas Instruments, Inc.	5,387	537,892
Versum Materials, Inc.	591	20,472
Visa, Inc., Class A	10,522	1,491,073
VMware, Inc., Class A*	276	46,186
Xilinx, Inc.	1,266	117,080

		12,777,185

Materials - 2.1%
Air Products & Chemicals, Inc.	192	30,887
Alcoa Corp.*	2,194	69,791
Avery Dennison Corp.	360	34,704
Ball Corp.	871	42,775
Cabot Corp.	295	14,514
Celanese Corp.	467	47,134
CF Industries Holdings, Inc.	692	29,196
Chemours Co.	567	16,148
DowDuPont, Inc.	423	24,471
Eagle Materials, Inc.	144	10,512
Eastman Chemical Co.	448	35,311
Freeport-McMoRan, Inc.	7,205	86,028
LyondellBasell Industries NV, Class A	5,016	468,043
Newmont Mining Corp.	2,854	92,298
Nucor Corp.	1,848	111,638
Packaging Corp. of America	319	31,205
PPG Industries, Inc.	1,003	109,658
Reliance Steel & Aluminum Co.	255	20,515
Sherwin-Williams Co.	90	38,166
Steel Dynamics, Inc.	1,729	60,861
United States Steel Corp.	789	18,194
Westlake Chemical Corp.	160	11,598
WestRock Co.	866	40,797

		1,444,444

Real Estate - 1.7%
CBRE Group, Inc., Class A*	4,201	183,500
Equity Residential REIT	1,775	126,469
Host Hotels & Resorts, Inc. REIT	1,686	32,034
Jones Lang LaSalle, Inc.	439	62,865
Lamar Advertising Co., Class A REIT	875	66,360
Public Storage REIT	1,359	289,820
Realogy Holdings Corp. (a)	562	10,824
Retail Properties of America, Inc., Class A REIT	1,906	23,996
Simon Property Group, Inc. REIT	1,720	319,387
Weingarten Realty Investors REIT	1,539	44,416

		1,159,671

Utilities - 1.9%
Ameren Corp.	947	64,983
American Electric Power Co., Inc.	1,258	97,797
CenterPoint Energy, Inc.	1,954	54,732
Consolidated Edison, Inc.	2,288	183,841
DTE Energy Co.	607	72,682
Edison International	1,645	91,001
Entergy Corp.	590	51,365
Exelon Corp.	4,418	204,951
MDU Resources Group, Inc.	530	14,029
National Fuel Gas Co.	317	17,070
NRG Energy, Inc.	1,398	53,725
PG&E Corp.*	2,288	60,357
Pinnacle West Capital Corp.	303	27,076
Public Service Enterprise Group, Inc.	498	27,838
SCANA Corp.	397	18,524
Sempra Energy	636	73,280
UGI Corp.	539	30,966
Vistra Energy Corp.*	1,291	30,313
Xcel Energy, Inc.	1,339	70,231

		1,244,761

TOTAL COMMON STOCKS (Cost $66,978,166)		67,486,053

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c) (Cost $155,119)	155,119	155,119

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.15% (b) (Cost $9,378)	9,378	9,378

TOTAL INVESTMENTS - 100.0% (Cost $67,142,663)		$67,650,550
Other assets and liabilities, net - 0.0%		(5,203)

NET ASSETS - 100.0%		$67,645,347

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c)
—	155,119	(d)	—	—	—	419	—	155,119	155,119
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.15% (b)
—	114,274		(104,896)	—	—	86	—	9,378	9,378

—	269,393		(104,896)	—	—	505	—	164,497	164,497

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $1,158,588, which is 1.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,024,781.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended November 30, 2018.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$67,486,053	$—	$—	$67,486,053
Short-Term Investments (e)	164,497	—	—	164,497

TOTAL	$67,650,550	$—	$—	$67,650,550

(e)	See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.2%
Communication Services - 3.1%
AMC Entertainment Holdings, Inc., Class A	196	$2,675
ATN International, Inc. (a)	93	7,864
Boingo Wireless, Inc.*	518	12,971
Care.com, Inc.*	189	3,387
Cars.com, Inc.*(a)	307	7,942
Cincinnati Bell, Inc.*	666	8,272
Clear Channel Outdoor Holdings, Inc., Class A	234	1,196
Cogent Communications Holdings, Inc.	145	7,031
Consolidated Communications Holdings, Inc. (a)	204	2,807
Daily Journal Corp.*(a)	6	1,416
Emerald Expositions Events, Inc.	96	1,123
Entravision Communications Corp., Class A	1,057	3,414
Eros International PLC*(a)	157	1,433
EW Scripps Co., Class A (a)	70	1,234
Gannett Co., Inc.	2,364	24,515
Glu Mobile, Inc.*	330	2,445
Gray Television, Inc.*(a)	254	4,696
Hemisphere Media Group, Inc.*	154	2,136
IMAX Corp.*	273	5,067
Intelsat SA*	63	1,567
Iridium Communications, Inc.*	326	7,785
Liberty Latin America Ltd., Class A*	112	2,044
Liberty Media Corp.-Liberty Braves, Class C*	68	1,700
Liberty TripAdvisor Holdings, Inc., Class A*	326	6,204
Loral Space & Communications, Inc.*	175	7,439
Marcus Corp.	301	12,780
Meredith Corp. (a)	113	6,470
MSG Networks, Inc., Class A*(a)	513	13,738
National CineMedia, Inc.	883	6,102
New Media Investment Group, Inc.	1,214	16,025
New York Times Co., Class A	210	5,634
Nexstar Media Group, Inc., Class A (a)	41	3,388
Ooma, Inc.*	267	3,989
ORBCOMM, Inc.*	222	2,105
QuinStreet, Inc.*	631	10,184
Reading International, Inc., Class A*	306	4,673
Rosetta Stone, Inc.*	471	7,870
Saga Communications, Inc., Class A	47	1,744
Scholastic Corp. (a)	255	11,784
Shenandoah Telecommunications Co.	209	10,442
Sinclair Broadcast Group, Inc., Class A	171	5,378
Spok Holdings, Inc.	264	3,846
TechTarget, Inc.*	414	5,957
TEGNA, Inc.	414	5,502
Travelzoo*	136	1,227
Tribune Publishing Co.*(a)	125	1,824
Vonage Holdings Corp.*	789	8,356
WideOpenWest, Inc.*	352	3,288

World Wrestling Entertainment, Inc., Class A (a)	98	7,248
XO Group, Inc.*	593	20,459
Yelp, Inc.*(a)	120	4,040

		312,416

Consumer Discretionary - 15.1%
1-800-Flowers.com, Inc., Class A*	717	8,970
Aaron’s, Inc.	136	6,365
Abercrombie & Fitch Co., Class A (a)	981	20,513
Acushnet Holdings Corp. (a)	119	2,719
Adtalem Global Education, Inc.*	187	10,797
American Axle & Manufacturing Holdings, Inc.*(a)	9	112
American Eagle Outfitters, Inc.	674	14,107
American Outdoor Brands Corp.*	101	1,230
American Public Education, Inc.*	339	10,726
America’s Car-Mart, Inc.*	155	11,503
Asbury Automotive Group, Inc.*	241	16,658
Ascena Retail Group, Inc.*	3,008	9,084
At Home Group, Inc.*	111	3,163
Barnes & Noble, Inc. (a)	778	5,889
Bassett Furniture Industries, Inc.	216	4,542
BBX Capital Corp.	1,271	8,541
Beazer Homes USA, Inc.*(a)	510	5,743
Bed Bath & Beyond, Inc. (a)	109	1,404
Belmond Ltd., Class A*	186	3,385
Big Lots, Inc. (a)	262	11,413
Biglari Holdings, Inc., Class B*	23	3,290
BJ’s Restaurants, Inc. (a)	400	21,728
Bloomin’ Brands, Inc.	593	11,593
Bluegreen Vacations Corp.	97	1,346
Bojangles’, Inc.*	176	2,832
Boot Barn Holdings, Inc.*	112	2,536
Boyd Gaming Corp.	119	2,954
Brinker International, Inc.	541	27,634
Buckle, Inc. (a)	831	15,872
Caleres, Inc.	831	25,121
Callaway Golf Co. (a)	856	14,663
Cambium Learning Group, Inc.*	745	10,788
Career Education Corp.*	324	4,371
Carriage Services, Inc.	203	3,459
Carrols Restaurant Group, Inc.*	504	5,554
Cato Corp., Class A	643	9,716
Cavco Industries, Inc.*	66	10,861
Century Casinos, Inc.*	199	1,485
Century Communities, Inc.*(a)	67	1,378
Cheesecake Factory, Inc. (a)	206	9,721
Chegg, Inc.*	10	279
Chico’s FAS, Inc. (a)	2,396	12,938
Children’s Place, Inc.	134	17,372
Churchill Downs, Inc.*	13	3,611
Chuy’s Holdings, Inc.*	304	6,506
Citi Trends, Inc.	793	16,257
Conn’s, Inc.*	48	1,340

Container Store Group, Inc.*	253	1,374
Cooper Tire & Rubber Co.	195	6,669
Cooper-Standard Holdings, Inc.*	115	8,409
Cracker Barrel Old Country Store, Inc.	35	6,328
Crocs, Inc.*	1,455	40,449
Culp, Inc.	103	2,110
Dana, Inc.	398	5,775
Dave & Buster’s Entertainment, Inc. (a)	80	4,549
Deckers Outdoor Corp.*	127	16,921
Del Frisco’s Restaurant Group, Inc.*	329	2,260
Del Taco Restaurants, Inc.*(a)	309	3,309
Denny’s Corp.*	1,179	19,501
Dillard’s, Inc., Class A (a)	125	8,674
Dine Brands Global, Inc. (a)	42	3,746
Dorman Products, Inc.*	60	5,272
Drive Shack, Inc.*(a)	1,016	4,745
DSW, Inc., Class A (a)	1,291	35,812
Duluth Holdings, Inc., Class B*(a)	70	2,197
El Pollo Loco Holdings, Inc.*(a)	203	3,100
Eldorado Resorts, Inc.*(a)	9	396
Escalade, Inc.	336	3,982
Ethan Allen Interiors, Inc.	376	7,813
Etsy, Inc.*	86	4,647
Express, Inc.*(a)	2,542	15,862
Fiesta Restaurant Group, Inc.*(a)	295	5,561
Five Below, Inc.*	77	8,069
Flexsteel Industries, Inc.	59	1,464
Fossil Group, Inc.*	197	3,808
Fox Factory Holding Corp.*(a)	157	10,002
Francesca’s Holdings Corp.*(a)	142	283
Funko, Inc., Class A*(a)	270	4,058
GameStop Corp., Class A (a)	400	5,464
Genesco, Inc.*(a)	713	29,775
Gentherm, Inc.*	105	4,875
G-III Apparel Group Ltd.*(a)	237	9,499
GNC Holdings, Inc., Class A*(a)	317	903
Group 1 Automotive, Inc. (a)	109	6,126
Groupon, Inc.*(a)	217	666
Guess?, Inc. (a)	1,101	26,204
Habit Restaurants, Inc., Class A*	298	3,725
Hamilton Beach Brands Holding Co., Class A (a)	177	4,009
Haverty Furniture Cos., Inc.	321	6,577
Helen of Troy Ltd.*	94	13,445
Hibbett Sports, Inc.*	832	12,888
Hooker Furniture Corp.	164	4,941
Houghton Mifflin Harcourt Co.*	155	1,542
Hovnanian Enterprises, Inc., Class A*	1,044	1,326
Hudson Ltd., Class A*	371	7,698
Installed Building Products, Inc.*(a)	28	1,084
International Speedway Corp., Class A	436	18,460
iRobot Corp.*	24	2,290
J Alexander’s Holdings, Inc.*	367	3,751

Jack in the Box, Inc. (a)	59	5,233
Johnson Outdoors, Inc., Class A	140	9,982
K12, Inc.*	300	7,158
KB Home (a)	576	12,159
Kirkland’s, Inc.*(a)	531	5,761
Lands’ End, Inc.*(a)	79	1,677
Laureate Education, Inc., Class A*	75	1,106
La-Z-Boy, Inc.	468	13,680
LCI Industries (a)	113	8,744
Leaf Group Ltd.*	453	3,692
LGI Homes, Inc.*(a)	138	6,370
Liberty Expedia Holdings, Inc., Class A*	174	7,292
Lifetime Brands, Inc.	238	2,842
Lindblad Expeditions Holdings, Inc.*	476	6,131
Lithia Motors, Inc., Class A	77	6,380
Lumber Liquidators Holdings, Inc.*(a)	109	1,377
M/I Homes, Inc.*	239	5,626
Malibu Boats, Inc., Class A*	403	19,513
Marine Products Corp.	185	4,022
MarineMax, Inc.*	188	3,991
Marriott Vacations Worldwide Corp.	37	3,004
MasterCraft Boat Holdings, Inc.*	508	13,162
MDC Holdings, Inc. (a)	179	5,272
Meritage Homes Corp.*	113	4,322
Modine Manufacturing Co.*	867	11,314
Monarch Casino & Resort, Inc.*	267	10,680
Monro, Inc. (a)	214	17,402
Motorcar Parts of America, Inc.*	130	2,334
Movado Group, Inc.	290	10,916
Murphy USA, Inc.*	155	12,558
Nathan’s Famous, Inc.	26	1,908
National Vision Holdings, Inc.*	45	1,655
Nautilus, Inc.*(a)	275	3,550
Noodles & Co.*(a)	186	1,471
Nutrisystem, Inc.	77	2,864
Ollie’s Bargain Outlet Holdings, Inc.*	88	7,806
Overstock.com, Inc.*(a)	15	293
Oxford Industries, Inc.	229	18,409
Papa John’s International, Inc.	74	3,551
Party City Holdco, Inc.*	202	2,414
Penn National Gaming, Inc.*(a)	730	16,140
PetMed Express, Inc.	213	5,131
Planet Fitness, Inc., Class A*	355	19,603
PlayAGS, Inc.*	89	1,998
Potbelly Corp.*	834	8,490
Quotient Technology, Inc.*(a)	164	2,016
RCI Hospitality Holdings, Inc.	245	6,130
Red Lion Hotels Corp.*	440	3,969
Red Robin Gourmet Burgers, Inc.*	189	6,556
Red Rock Resorts, Inc., Class A	346	9,051
Regis Corp.*	1,059	19,348
Rent-A-Center, Inc.*	326	4,786

RH*(a)	203	23,576
Rocky Brands, Inc.	386	9,994
RTW RetailWinds, Inc.*	1,177	3,943
Ruth’s Hospitality Group, Inc.	602	14,731
Sally Beauty Holdings, Inc.*(a)	452	9,542
SeaWorld Entertainment, Inc.*	174	4,956
Shake Shack, Inc., Class A*	137	7,610
Shoe Carnival, Inc. (a)	439	16,651
Shutterfly, Inc.*(a)	92	4,599
Shutterstock, Inc. (a)	27	1,032
Signet Jewelers Ltd. (a)	100	5,270
Skyline Champion Corp.	71	1,599
Sleep Number Corp.*(a)	445	17,061
Sonic Automotive, Inc., Class A (a)	481	7,595
Sonic Corp.	283	12,296
Sotheby’s*(a)	131	5,239
Speedway Motorsports, Inc.	96	1,668
Sportsman’s Warehouse Holdings, Inc.*	384	1,728
Stamps.com, Inc.*(a)	19	3,258
Standard Motor Products, Inc.	225	11,851
Steven Madden Ltd.	334	10,765
Stoneridge, Inc.*	377	10,085
Strategic Education, Inc.	148	20,201
Sturm Ruger & Co., Inc.	132	7,077
Superior Group of Cos., Inc.	156	2,867
Tailored Brands, Inc. (a)	340	7,786
Taylor Morrison Home Corp., Class A*	215	3,636
Tenneco, Inc., Class A	157	5,299
Texas Roadhouse, Inc.	98	6,471
Tilly’s, Inc., Class A	371	4,270
TopBuild Corp.*	124	6,318
Tower International, Inc.	461	12,963
Town Sports International Holdings, Inc.*	192	1,365
TRI Pointe Group, Inc.*(a)	597	7,451
Tupperware Brands Corp. (a)	101	3,834
Unifi, Inc.*(a)	225	6,248
Universal Electronics, Inc.*	22	759
Vera Bradley, Inc.*	533	5,874
Vista Outdoor, Inc.*	133	1,516
Weyco Group, Inc. (a)	295	9,770
William Lyon Homes, Class A*	443	5,506
Wingstop, Inc.	205	13,452
Winmark Corp. (a)	57	8,454
Wolverine World Wide, Inc.	149	5,155
ZAGG, Inc.*	1,108	11,135
Zumiez, Inc.*(a)	633	12,483

		1,540,240

Consumer Staples - 2.6%
Alico, Inc.	63	2,082
Andersons, Inc.	188	6,215
B&G Foods, Inc. (a)	64	1,941
Boston Beer Co, Inc., Class A*(a)	73	20,041

Calavo Growers, Inc.	170	16,708
Central Garden & Pet Co.*	49	1,659
Central Garden & Pet Co., Class A*	230	7,153
Chefs’ Warehouse, Inc.*	397	15,130
Coca-Cola Bottling Co. Consolidated (a)	18	3,825
Craft Brew Alliance, Inc.*	76	1,222
Darling Ingredients, Inc.*	333	7,286
Dean Foods Co. (a)	328	1,653
Edgewell Personal Care Co.*(a)	46	1,923
Farmer Brothers Co.*	88	2,143
Fresh Del Monte Produce, Inc.	138	4,644
Freshpet, Inc.*	155	5,115
Hostess Brands, Inc.*	130	1,514
Ingles Markets, Inc., Class A	227	6,603
Inter Parfums, Inc.	119	7,351
J&J Snack Foods Corp. (a)	39	6,118
John B Sanfilippo & Son, Inc.	143	8,897
Lancaster Colony Corp.	23	4,147
Landec Corp.*	430	6,626
Limoneira Co.	122	2,945
Medifast, Inc.	113	16,780
MGP Ingredients, Inc.	111	7,547
National Beverage Corp. (a)	2	174
Natural Grocers by Vitamin Cottage, Inc.*	230	4,354
Nature’s Sunshine Products, Inc.*	128	1,178
Oil-Dri Corp. of America	112	3,292
Performance Food Group Co.*	110	3,791
PriceSmart, Inc.	64	4,281
Primo Water Corp.*(a)	281	4,080
Pyxus International, Inc.*(a)	52	743
Sanderson Farms, Inc. (a)	92	10,411
Seneca Foods Corp., Class A*	74	2,477
SpartanNash Co.	125	2,344
Tootsie Roll Industries, Inc. (a)	116	4,061
Turning Point Brands, Inc.	121	3,606
United Natural Foods, Inc.*(a)	611	13,204
Universal Corp.	42	2,663
USANA Health Sciences, Inc.*	60	7,343
Vector Group Ltd.	187	2,356
Village Super Market, Inc., Class A	401	10,943
WD-40 Co.	63	11,005
Weis Markets, Inc.	169	7,740

		267,314

Energy - 2.8%
Abraxas Petroleum Corp.*	854	1,392
Adams Resources & Energy, Inc.	99	4,009
Archrock, Inc.	378	3,856
Ardmore Shipping Corp.*	308	1,814
Bristow Group, Inc.*(a)	165	647
C&J Energy Services, Inc.*	96	1,649
Cactus, Inc., Class A*	231	6,671

Callon Petroleum Co.*(a)	215	1,838
Carrizo Oil & Gas, Inc.*(a)	202	3,456
Cloud Peak Energy, Inc.*(a)	185	155
CONSOL Energy, Inc.*	442	15,187
CVR Energy, Inc.	83	3,132
Delek US Holdings, Inc. (a)	86	3,422
DHT Holdings, Inc. (a)	292	1,320
Diamond Offshore Drilling, Inc.*	327	4,120
Dorian LPG Ltd.*(a)	100	703
Dril-Quip, Inc.*(a)	110	4,319
Era Group, Inc.*(a)	78	785
Evolution Petroleum Corp.	517	4,503
Exterran Corp.*	273	6,142
FTS International, Inc.*	151	1,492
GasLog Ltd.	186	3,861
Green Plains, Inc. (a)	166	2,697
Gulfport Energy Corp.*(a)	239	2,036
Hallador Energy Co.	303	1,745
Helix Energy Solutions Group, Inc.*(a)	401	3,288
Isramco, Inc.*	16	1,937
Keane Group, Inc.*	184	2,046
KLX Energy Services Holdings, Inc.*	33	666
Laredo Petroleum, Inc.*(a)	252	1,101
Liberty Oilfield Services, Inc., Class A (a)	208	3,603
Mammoth Energy Services, Inc.	54	1,359
Matador Resources Co.*	152	3,466
Matrix Service Co.*	120	2,453
McDermott International, Inc.*(a)	139	1,211
Midstates Petroleum Co., Inc.*	217	1,803
NACCO Industries, Inc., Class A (a)	134	4,705
Natural Gas Services Group, Inc.*	146	2,881
Newpark Resources, Inc.*(a)	1,155	8,882
Nine Energy Service, Inc.*	69	1,944
Noble Corp. PLC*	933	3,891
Northern Oil and Gas, Inc.*	831	2,111
Oceaneering International, Inc.*(a)	126	2,116
Oil States International, Inc.*(a)	240	5,381
Overseas Shipholding Group, Inc., Class A*	547	1,171
Panhandle Oil and Gas, Inc., Class A	54	891
Par Pacific Holdings, Inc.*	630	10,660
PDC Energy, Inc.*	64	2,172
PHI, Inc.*(a)	208	734
Profire Energy, Inc.*	490	960
ProPetro Holding Corp.*(a)	764	12,392
Renewable Energy Group, Inc.*	1,426	38,431
REX American Resources Corp.*	55	3,827
Ring Energy, Inc.*(a)	312	2,181
Rowan Cos. PLC, Class A*	518	7,179
SEACOR Holdings, Inc.*	493	20,479
SemGroup Corp., Class A (a)	121	1,964
Ship Finance International Ltd. (a)	675	8,762
SilverBow Resources, Inc.*	165	4,038

Solaris Oilfield Infrastructure, Inc., Class A*	267	3,506
Southwestern Energy Co.*(a)	418	2,015
SRC Energy, Inc.*(a)	513	2,960
Superior Energy Services, Inc.*(a)	282	1,537
Teekay Corp. (a)	825	3,638
TETRA Technologies, Inc.*	2,024	4,696
Unit Corp.*(a)	101	2,101
US Silica Holdings, Inc. (a)	109	1,547
W&T Offshore, Inc.*(a)	614	3,567
WildHorse Resource Development Corp.*	92	1,700
World Fuel Services Corp.	279	7,195

		286,098

Financials - 28.6%
1st Constitution Bancorp	262	5,182
1st Source Corp.	153	7,399
Access National Corp.	214	5,658
ACNB Corp.	172	6,207
AG Mortgage Investment Trust, Inc. REIT	1,041	18,905
Allegiance Bancshares, Inc.*	155	5,879
American Equity Investment Life Holding Co.	280	9,556
American National Bankshares, Inc. (a)	166	5,981
Ameris Bancorp	96	4,112
AMERISAFE, Inc.	281	18,150
Ames National Corp.	182	4,998
Anworth Mortgage Asset Corp. REIT	1,657	7,440
Apollo Commercial Real Estate Finance, Inc. REIT (a)	613	11,610
Arbor Realty Trust, Inc. REIT (a)	2,423	28,713
Ares Commercial Real Estate Corp. REIT	812	11,595
Argo Group International Holdings Ltd.	194	13,448
Arlington Asset Investment Corp., Class A (a)	564	4,845
ARMOUR Residential REIT, Inc. REIT (a)	498	11,026
Arrow Financial Corp.	285	9,909
Artisan Partners Asset Management, Inc., Class A	422	11,491
Atlantic Capital Bancshares, Inc.*	512	9,426
Auburn National Bancorporation, Inc.	78	2,971
Axos Financial, Inc.*	255	7,956
Banc of California, Inc. (a)	419	7,207
BancFirst Corp.	100	5,582
Banco Latinoamericano de Comercio Exterior SA, Class E	548	9,590
Bancorp, Inc.*	600	5,970
BancorpSouth Bank (a)	159	4,896
Bank of Commerce Holdings	296	3,582
Bank of Marin Bancorp	280	11,953
Bank of NT Butterfield & Son Ltd.	107	4,246
Bank of Princeton	110	3,234
BankFinancial Corp.	363	5,420
Bankwell Financial Group, Inc.	131	3,887
Banner Corp.	195	11,700
Bar Harbor Bankshares	276	7,101
Baycom Corp.*	147	3,397
BCB Bancorp, Inc.	424	4,965
Beneficial Bancorp, Inc.	567	8,777

Berkshire Hills Bancorp, Inc. (a)	190	6,489
Blackstone Mortgage Trust, Inc., Class A REIT (a)	181	6,353
Blucora, Inc.*	151	4,675
Blue Hills Bancorp, Inc.	443	10,517
Boston Private Financial Holdings, Inc.	586	7,436
Bridge Bancorp, Inc.	248	7,321
BrightSphere Investment Group PLC	945	12,446
Brookline Bancorp, Inc.	641	9,923
Bryn Mawr Bank Corp.	242	9,515
BSB Bancorp, Inc.*(a)	303	9,948
Business First Bancshares, Inc.	109	2,757
Byline Bancorp, Inc.*	179	3,712
C&F Financial Corp.	141	7,414
Cadence BanCorp (a)	204	4,184
Cambridge Bancorp	61	5,334
Camden National Corp.	273	11,289
Cannae Holdings, Inc.*	812	14,153
Capital City Bank Group, Inc.	281	7,565
Capitol Federal Financial, Inc.	643	9,028
Capstar Financial Holdings, Inc.	146	2,391
Capstead Mortgage Corp. REIT (a)	1,227	9,485
Carolina Financial Corp. (a)	169	5,807
Cathay General Bancorp	123	4,867
CB Financial Services, Inc.	122	3,190
CBTX, Inc.	173	5,967
CenterState Banks Corp.	535	13,380
Central Pacific Financial Corp.	288	8,076
Central Valley Community Bancorp	214	4,355
Century Bancorp, Inc., Class A	93	7,603
Chemical Financial Corp.	89	4,201
Chemung Financial Corp.	121	5,227
Cherry Hill Mortgage Investment Corp. REIT	683	12,984
Citizens & Northern Corp.	293	7,797
Citizens, Inc.*(a)	859	6,786
City Holding Co. (a)	175	13,428
Civista Bancshares, Inc.	332	7,075
CNB Financial Corp.	424	11,304
CNO Financial Group, Inc.	417	7,631
Codorus Valley Bancorp, Inc.	277	6,651
Cohen & Steers, Inc.	133	4,969
Colony Credit Real Estate, Inc. REIT	600	10,182
Columbia Banking System, Inc.	121	4,922
Columbia Financial, Inc.*	138	2,175
Community Bank System, Inc. (a)	97	6,369
Community Bankers Trust Corp.*	619	5,119
Community Financial Corp.	65	1,958
Community Trust Bancorp, Inc.	225	10,397
ConnectOne Bancorp, Inc.	571	11,500
County Bancorp, Inc.	176	3,766
Cowen, Inc.*	126	2,005
Crawford & Co., Class B	175	1,589
Curo Group Holdings Corp.*	98	1,306

Customers Bancorp, Inc.*	491	9,579
CVB Financial Corp. (a)	301	6,995
Diamond Hill Investment Group, Inc.	77	12,959
Dime Community Bancshares, Inc.	431	7,866
Donegal Group, Inc., Class A	244	3,514
Donnelley Financial Solutions, Inc.*	302	5,031
Dynex Capital, Inc. REIT	1,848	11,143
Eagle Bancorp, Inc.*	107	6,167
Elevate Credit, Inc.*	399	1,931
EMC Insurance Group, Inc.	193	6,172
Employers Holdings, Inc.	294	13,215
Encore Capital Group, Inc.*(a)	375	10,493
Enova International, Inc.*	610	13,505
Enstar Group Ltd.*	13	2,290
Entegra Financial Corp.*	246	5,692
Enterprise Bancorp, Inc.	211	7,212
Enterprise Financial Services Corp.	267	11,932
Equity Bancshares, Inc., Class A*	253	9,556
Esquire Financial Holdings, Inc.*	84	2,107
ESSA Bancorp, Inc.	251	4,029
Essent Group Ltd.*	260	10,026
Evans Bancorp, Inc.	158	6,399
Exantas Capital Corp. REIT	828	9,249
EZCORP, Inc., Class A*(a)	1,217	11,586
Farmers & Merchants Bancorp, Inc.	251	10,309
Farmers National Banc Corp.	460	6,449
FB Financial Corp.	97	3,749
FBL Financial Group, Inc., Class A (a)	80	5,626
FCB Financial Holdings, Inc., Class A*	128	5,074
Federal Agricultural Mortgage Corp., Class C	218	14,401
Federated Investors, Inc., Class B (a)	481	12,737
FedNat Holding Co.	318	6,958
FGL Holdings*	703	5,631
Fidelity D&D Bancorp, Inc.	176	10,754
Fidelity Southern Corp.	445	10,560
Financial Institutions, Inc.	299	8,994
First BanCorp	1,409	12,751
First Bancorp, Inc.	213	6,056
First Bancorp/Southern Pines NC	294	11,766
First Bancshares, Inc.	241	8,488
First Bank	374	4,473
First Busey Corp.	350	10,042
First Business Financial Services, Inc.	265	5,684
First Choice Bancorp	82	1,836
First Commonwealth Financial Corp.	529	7,374
First Community Bancshares, Inc.	366	12,726
First Community Corp.	176	4,132
First Defiance Financial Corp.	360	10,145
First Financial Bancorp	187	5,221
First Financial Bankshares, Inc. (a)	130	8,518
First Financial Corp.	189	8,824

First Financial Northwest, Inc.	213	3,242
First Foundation, Inc.*	509	8,149
First Guaranty Bancshares, Inc. (a)	89	1,974
First Internet Bancorp	193	4,796
First Interstate BancSystem, Inc., Class A	218	9,468
First Merchants Corp.	178	7,483
First Mid-Illinois Bancshares, Inc.	53	1,963
First Midwest Bancorp, Inc.	290	6,841
First Northwest Bancorp	220	3,406
First of Long Island Corp.	268	5,794
First Savings Financial Group, Inc.	51	2,923
First United Corp.	265	4,778
FirstCash, Inc.	129	11,487
Flagstar Bancorp, Inc.*	23	746
Flushing Financial Corp.	326	7,619
Franklin Financial Network, Inc.*(a)	119	4,010
FS Bancorp, Inc.	123	5,887
Fulton Financial Corp. (a)	346	6,024
GAIN Capital Holdings, Inc. (a)	431	3,168
GAMCO Investors, Inc., Class A	177	3,816
Genworth Financial, Inc., Class A*	1,252	5,834
German American Bancorp, Inc. (a)	255	8,043
Glacier Bancorp, Inc. (a)	185	8,736
Global Indemnity Ltd.	95	3,255
Granite Point Mortgage Trust, Inc. REIT (a)	497	9,423
Great Ajax Corp. REIT	395	5,107
Great Southern Bancorp, Inc.	183	9,933
Great Western Bancorp, Inc.	185	6,904
Green Bancorp, Inc.	312	6,346
Green Dot Corp., Class A*	107	8,917
Greene County Bancorp, Inc.	112	3,806
Greenhill & Co., Inc.	176	4,141
Greenlight Capital Re Ltd., Class A*	176	1,864
Guaranty Bancorp	290	7,427
Guaranty Bancshares, Inc.	150	4,577
Hallmark Financial Services, Inc.*	265	3,021
Hamilton Lane, Inc., Class A (a)	248	9,379
Hancock Whitney Corp.	83	3,338
Hanmi Financial Corp.	338	7,585
HarborOne Bancorp, Inc.*(a)	134	2,376
HCI Group, Inc. (a)	74	4,022
Health Insurance Innovations, Inc., Class A*(a)	82	3,019
Heartland Financial USA, Inc.	246	13,456
Heritage Commerce Corp.	722	10,317
Heritage Financial Corp.	444	15,527
Heritage Insurance Holdings, Inc.	213	3,419
Hilltop Holdings, Inc.	111	2,169
Hingham Institution for Savings	29	6,444
Home Bancorp, Inc.	180	6,836
Home BancShares, Inc. (a)	107	2,098

HomeStreet, Inc.*(a)	478	12,724
HomeTrust Bancshares, Inc.	255	6,627
Hope Bancorp, Inc. (a)	373	5,670
Horace Mann Educators Corp.	355	14,299
Horizon Bancorp, Inc.	556	9,674
Houlihan Lokey, Inc.	528	22,334
Howard Bancorp, Inc.*	132	2,099
IBERIABANK Corp.	45	3,364
Independence Holding Co.	313	12,047
Independent Bank Corp.	378	8,686
Independent Bank Corp./Rockland MA (a)	118	9,484
Independent Bank Group, Inc. (a)	100	5,722
International Bancshares Corp.	148	5,682
INTL. FCStone, Inc.*	332	12,935
Invesco Mortgage Capital, Inc. REIT	1,016	15,870
Investar Holding Corp.	215	5,403
Investment Technology Group, Inc.	197	5,936
Investors Bancorp, Inc.	265	3,254
Investors Title Co.	35	6,513
James River Group Holdings Ltd.	281	10,695
Kearny Financial Corp. (a)	373	4,939
Kemper Corp.	373	28,385
Kingstone Cos., Inc.	362	5,712
Kinsale Capital Group, Inc.	343	21,338
KKR Real Estate Finance Trust, Inc. REIT	90	1,755
Ladder Capital Corp. REIT	647	11,420
Ladenburg Thalmann Financial Services, Inc.	2,753	7,874
Lakeland Bancorp, Inc.	441	7,290
Lakeland Financial Corp.	225	10,418
LCNB Corp.	176	2,823
LegacyTexas Financial Group, Inc.	239	9,276
LendingTree, Inc.*	7	1,822
Live Oak Bancshares, Inc.	49	878
Luther Burbank Corp.	232	2,413
Macatawa Bank Corp.	700	7,098
Maiden Holdings Ltd.	870	2,201
Malvern Bancorp, Inc.*(a)	160	3,344
Marlin Business Services Corp.	246	6,248
MB Financial, Inc.	77	3,533
MBT Financial Corp.	490	5,596
Mercantile Bank Corp.	323	10,317
Merchants Bancorp	74	1,768
Meridian Bancorp, Inc.	531	8,682
Meta Financial Group, Inc.	336	7,681
Metropolitan Bank Holding Corp.*	94	3,382
MGIC Investment Corp.*	601	7,038
Mid Penn Bancorp, Inc.	144	3,771
Middlefield Banc Corp.	55	2,504
Midland States Bancorp, Inc.	193	5,008
MidSouth Bancorp, Inc. (a)	295	3,900
MidWestOne Financial Group, Inc.	162	4,656
Moelis & Co., Class A	357	14,430

Mr Cooper Group, Inc.*	123	1,861
MutualFirst Financial, Inc.	142	5,025
MVB Financial Corp.	418	7,858
National Bank Holdings Corp., Class A (a)	234	8,712
National Bankshares, Inc.	167	7,229
National Commerce Corp.*	224	9,260
National General Holdings Corp.	312	8,284
National Western Life Group, Inc., Class A	30	9,216
Navigators Group, Inc.	189	13,130
NBT Bancorp, Inc. (a)	227	8,846
Nelnet, Inc., Class A	200	10,890
New York Mortgage Trust, Inc. REIT	2,034	12,611
NI Holdings, Inc.*	137	2,169
Nicolet Bankshares, Inc.*	137	7,117
NMI Holdings, Inc., Class A*	1,016	19,853
Northeast Bancorp	305	5,679
Northfield Bancorp, Inc. (a)	546	7,693
Northrim BanCorp, Inc.	237	8,643
Northwest Bancshares, Inc. (a)	639	11,457
Norwood Financial Corp.	175	6,214
Oak Valley Bancorp	287	5,376
OceanFirst Financial Corp.	278	7,164
Ocwen Financial Corp.*	486	1,025
OFG Bancorp	1,235	22,452
Ohio Valley Banc Corp.	193	7,170
Old Line Bancshares, Inc.	257	7,797
Old National Bancorp (a)	378	7,080
Old Second Bancorp, Inc.	724	10,621
On Deck Capital, Inc.*	641	5,025
OP Bancorp*	439	4,258
Oppenheimer Holdings, Inc., Class A	521	14,854
Opus Bank (a)	214	4,622
Orchid Island Capital, Inc. REIT (a)	590	3,994
Origin Bancorp, Inc.	132	4,934
Oritani Financial Corp. (a)	572	8,917
Orrstown Financial Services, Inc.	200	4,124
Pacific Mercantile Bancorp*	238	1,904
Pacific Premier Bancorp, Inc.*	218	6,730
Park National Corp. (a)	70	6,694
Parke Bancorp, Inc.	197	3,741
PCSB Financial Corp.	199	3,956
PDL Community Bancorp*	137	1,800
Peapack Gladstone Financial Corp.	298	8,526
Penns Woods Bancorp, Inc.	116	5,017
PennyMac Financial Services, Inc.	640	13,126
PennyMac Mortgage Investment Trust REIT	1,090	22,945
Peoples Bancorp of North Carolina, Inc.	133	3,787
Peoples Bancorp, Inc.	322	11,238
Peoples Financial Services Corp.	192	8,162
People’s Utah Bancorp	313	10,113
Piper Jaffray Cos. (a)	203	14,488
PJT Partners, Inc., Class A	209	9,871

PRA Group, Inc.*	193	5,890
Preferred Bank (a)	193	9,885
Premier Financial Bancorp, Inc.	281	5,229
Primerica, Inc. (a)	79	9,392
ProAssurance Corp.	107	4,679
Protective Insurance Corp., Class B	363	7,583
Provident Bancorp, Inc.*	85	2,310
Provident Financial Services, Inc.	353	9,065
Prudential Bancorp, Inc.	194	3,444
Pzena Investment Management, Inc., Class A	625	6,381
QCR Holdings, Inc.	169	6,228
Radian Group, Inc.	319	5,870
RBB Bancorp (a)	199	4,324
Ready Capital Corp. REIT (a)	650	9,685
Redwood Trust, Inc. REIT	117	1,953
Regional Management Corp.*	492	13,363
Reliant Bancorp, Inc.	107	2,517
Renasant Corp.	168	6,140
Republic Bancorp, Inc., Class A	198	8,567
Republic First Bancorp, Inc.*	235	1,774
Riverview Bancorp, Inc.	864	7,033
RLI Corp. (a)	116	8,795
S&T Bancorp, Inc. (a)	305	12,892
Safety Insurance Group, Inc.	229	20,111
Sandy Spring Bancorp, Inc.	204	7,348
SB One Bancorp	162	3,924
Seacoast Banking Corp. of Florida*(a)	357	10,353
Select Bancorp, Inc.*	169	2,136
Selective Insurance Group, Inc.	168	11,150
ServisFirst Bancshares, Inc. (a)	208	8,189
Shore Bancshares, Inc.	325	5,200
SI Financial Group, Inc.	329	4,478
Sierra Bancorp	321	9,116
Silvercrest Asset Management Group, Inc., Class A	317	4,429
Simmons First National Corp., Class A	169	4,969
SmartFinancial, Inc.*	167	3,449
South State Corp.	43	3,120
Southern First Bancshares, Inc.*	203	7,661
Southern Missouri Bancorp, Inc.	162	5,885
Southern National Bancorp of Virginia, Inc.	298	4,726
Southside Bancshares, Inc. (a)	207	7,065
State Auto Financial Corp. (a)	148	5,180
State Bank Financial Corp.	378	9,110
Sterling Bancorp, Inc.	188	1,585
Stewart Information Services Corp.	359	15,100
Stifel Financial Corp. (a)	147	7,096
Stock Yards Bancorp, Inc.	255	7,994
Summit Financial Group, Inc.	291	6,123
Territorial Bancorp, Inc.	185	5,152
Third Point Reinsurance Ltd.*	909	9,381

Timberland Bancorp, Inc.	274	7,754
Tiptree, Inc.	307	1,682
Tompkins Financial Corp. (a)	127	10,385
Towne Bank	199	5,693
TPG RE Finance Trust, Inc. REIT	295	5,814
TriCo Bancshares	472	18,148
TriState Capital Holdings, Inc.*	256	6,428
Triumph Bancorp, Inc.*	398	15,235
Trupanion, Inc.*(a)	208	6,225
TrustCo Bank Corp.	1,429	11,275
Trustmark Corp. (a)	241	7,794
UMB Financial Corp. (a)	69	4,669
Union Bankshares Corp.	166	5,876
Union Bankshares, Inc.	89	4,005
United Bankshares, Inc. (a)	68	2,460
United Community Banks, Inc.	269	6,954
United Community Financial Corp.	1,099	10,517
United Financial Bancorp, Inc.	540	8,845
United Fire Group, Inc.	251	13,521
United Insurance Holdings Corp. (a)	187	3,628
United Security Bancshares	457	4,607
Unity Bancorp, Inc.	294	6,533
Universal Insurance Holdings, Inc.	589	25,851
Univest Corp. of Pennsylvania	421	10,736
Valley National Bancorp (a)	413	4,469
Veritex Holdings, Inc.*	244	6,268
Virtus Investment Partners, Inc.	27	2,565
Waddell & Reed Financial, Inc., Class A (a)	763	15,535
Walker & Dunlop, Inc.	344	16,247
Washington Federal, Inc.	194	5,589
Washington Trust Bancorp, Inc.	167	8,784
Waterstone Financial, Inc.	529	8,866
WesBanco, Inc.	432	18,783
West Bancorporation, Inc.	305	6,253
Westamerica Bancorporation	121	7,647
Western Asset Mortgage Capital Corp. REIT	1,461	14,742
Western New England Bancorp, Inc.	565	5,610
Westwood Holdings Group, Inc.	232	9,099
WisdomTree Investments, Inc.	310	2,198
World Acceptance Corp.*(a)	107	11,657
WSFS Financial Corp.	243	10,223

		2,909,279

Health Care - 7.5%
Accuray, Inc.*	499	2,046
Acorda Therapeutics, Inc.*(a)	59	1,205
Addus HomeCare Corp.*	176	13,063
Allscripts Healthcare Solutions, Inc.*(a)	338	3,451
AMAG Pharmaceuticals, Inc.*	156	2,816
Amedisys, Inc.*	69	9,401
American Renal Associates Holdings, Inc.*	134	2,223
AMN Healthcare Services, Inc.*	177	11,275
Amphastar Pharmaceuticals, Inc.*	338	7,341

AngioDynamics, Inc.*	803	17,256
ANI Pharmaceuticals, Inc.*(a)	54	3,002
Anika Therapeutics, Inc.*	140	4,823
AtriCure, Inc.*	78	2,612
Atrion Corp.	16	12,372
Audentes Therapeutics, Inc.*	54	1,320
Avanos Medical, Inc.*(a)	45	2,147
AxoGen, Inc.*(a)	47	1,574
BioSpecifics Technologies Corp.*	60	3,682
Brookdale Senior Living, Inc.*	263	2,249
Cambrex Corp.*(a)	130	6,218
Capital Senior Living Corp.*(a)	59	531
Cardiovascular Systems, Inc.*	139	4,291
CareDx, Inc.*	151	4,420
Civitas Solutions, Inc.*	241	3,345
Computer Programs & Systems, Inc.	81	2,161
Concert Pharmaceuticals, Inc.*(a)	241	3,454
CONMED Corp.	145	9,854
Corcept Therapeutics, Inc.*(a)	216	3,009
CorVel Corp.*	200	13,940
Cross Country Healthcare, Inc.*	160	1,451
CryoLife, Inc.*	135	4,093
Cutera, Inc.*	599	12,280
CytomX Therapeutics, Inc.*	290	4,002
Diplomat Pharmacy, Inc.*	26	403
Emergent BioSolutions, Inc.*	170	12,383
Enanta Pharmaceuticals, Inc.*(a)	83	6,569
ENDO International PLC*	237	2,851
Ensign Group, Inc.	591	26,814
Evolus, Inc.*	69	1,032
FONAR Corp.*	71	1,564
Genomic Health, Inc.*	99	7,826
Glaukos Corp.*	61	4,019
Globus Medical, Inc., Class A*	152	7,340
Haemonetics Corp.*	118	12,659
Halozyme Therapeutics, Inc.*(a)	126	2,080
Harvard Bioscience, Inc.*	727	2,872
HealthEquity, Inc.*	62	5,499
HealthStream, Inc.	239	5,889
Heska Corp.*(a)	43	4,471
HMS Holdings Corp.*	247	8,828
Homology Medicines, Inc.*	111	2,441
Horizon Pharma PLC*	125	2,498
Innoviva, Inc.*	508	9,276
Inogen, Inc.*(a)	28	4,126
Inovalon Holdings, Inc., Class A*(a)	208	2,766
Integer Holdings Corp.*	116	10,275
Intersect ENT, Inc.*	74	2,221
IntriCon Corp.*	83	2,874
Invacare Corp.	98	539
iRadimed Corp.*(a)	74	2,130
iRhythm Technologies, Inc.*(a)	42	3,111

Ironwood Pharmaceuticals, Inc.*(a)	57	788
Lannett Co., Inc.*(a)	102	602
LeMaitre Vascular, Inc.	253	7,056
LHC Group, Inc.*	41	4,300
Ligand Pharmaceuticals, Inc.*	22	3,471
LivaNova PLC*	44	4,452
Luminex Corp.	677	19,884
MacroGenics, Inc.*	139	2,392
Magellan Health, Inc.*	206	11,231
Mallinckrodt PLC*	113	2,688
MediciNova, Inc.*	287	2,859
Medidata Solutions, Inc.*	26	2,007
Medpace Holdings, Inc.*	128	7,924
Meridian Bioscience, Inc.	777	14,716
Merit Medical Systems, Inc.*(a)	170	10,719
Momenta Pharmaceuticals, Inc.*	149	1,764
Myriad Genetics, Inc.*(a)	178	5,739
National HealthCare Corp.	201	16,773
National Research Corp.	230	9,170
Natus Medical, Inc.*(a)	111	3,927
Neogen Corp.*	90	5,837
NeoGenomics, Inc.*	232	3,805
Nevro Corp.*(a)	19	789
NextGen Healthcare, Inc.*	236	4,142
NuVasive, Inc.*	15	955
NxStage Medical, Inc.*	284	8,020
Omnicell, Inc.*(a)	96	7,414
OraSure Technologies, Inc.*	183	2,324
Orthofix Medical, Inc.*	320	19,280
Oxford Immunotec Global PLC*	156	2,349
Palatin Technologies, Inc.*	2,343	1,896
Patterson Cos., Inc.	127	3,222
PDL BioPharma, Inc.*	7,853	24,109
Phibro Animal Health Corp., Class A	209	7,085
Pieris Pharmaceuticals, Inc.*	423	1,434
Prestige Consumer Healthcare, Inc.*	67	2,601
Providence Service Corp.*	377	26,695
Quidel Corp.*	32	1,946
R1 RCM, Inc.*(a)	240	2,198
RadNet, Inc.*	1,256	16,190
Retrophin, Inc.*	80	1,963
RTI Surgical, Inc.*	352	1,468
Select Medical Holdings Corp.*	589	11,415
Simulations Plus, Inc.	324	6,422
Solid Biosciences, Inc.*	52	1,621
STAAR Surgical Co.*	322	12,239
Supernus Pharmaceuticals, Inc.*	100	4,742
Surmodics, Inc.*	359	21,752
Tactile Systems Technology, Inc.*(a)	212	11,923
Tenet Healthcare Corp.*(a)	275	7,169
Tivity Health, Inc.*(a)	180	7,373
Triple-S Management Corp., Class B*	375	7,155

Tyme Technologies, Inc.*	595	2,332
US Physical Therapy, Inc. (a)	235	27,963
Utah Medical Products, Inc. (a)	169	16,036
Vanda Pharmaceuticals, Inc.*	116	2,905
Varex Imaging Corp.*	204	5,375
Vocera Communications, Inc.*	131	5,206
Wright Medical Group NV*	1	28
Xencor, Inc.*(a)	60	2,521

		764,624

Industrials - 16.5%
AAON, Inc. (a)	118	4,478
AAR Corp.	272	11,884
Acacia Research Corp.*	531	1,689
ACCO Brands Corp.	845	6,861
Actuant Corp., Class A	167	4,275
Advanced Disposal Services, Inc.*	329	8,867
Advanced Drainage Systems, Inc.	393	10,717
Aegion Corp.*	524	10,008
Aerojet Rocketdyne Holdings, Inc.*(a)	458	16,126
Air Transport Services Group, Inc.*	349	6,467
Aircastle Ltd.	265	4,942
Alamo Group, Inc.	119	9,854
Albany International Corp., Class A	116	8,394
Allegiant Travel Co.	43	5,780
Allied Motion Technologies, Inc.	98	4,636
Altra Industrial Motion Corp., Class W	220	6,941
Ameresco, Inc., Class A*(a)	16	252
American Railcar Industries, Inc.	67	4,708
Apogee Enterprises, Inc. (a)	113	4,119
Applied Industrial Technologies, Inc.	174	11,350
ArcBest Corp. (a)	464	18,681
Argan, Inc.	96	4,173
Armstrong Flooring, Inc.*	230	3,597
ASGN, Inc.*	100	6,925
Astec Industries, Inc. (a)	163	5,814
Astronics Corp.*	83	2,694
Atkore International Group, Inc.*	210	4,288
Atlas Air Worldwide Holdings, Inc.*	172	9,159
Avis Budget Group, Inc.*	246	7,205
Axon Enterprise, Inc.*	65	2,826
AZZ, Inc.	95	4,535
Barnes Group, Inc.	99	5,945
Barrett Business Services, Inc.	162	11,397
Beacon Roofing Supply, Inc.*	95	3,312
Blue Bird Corp.*	345	6,600
BlueLinx Holdings, Inc.*(a)	65	1,761
BMC Stock Holdings, Inc.*	404	6,872
Brady Corp., Class A	315	13,721
Briggs & Stratton Corp.	331	4,939
Brink’s Co.	10	708
Builders FirstSource, Inc.*	225	3,044

Caesarstone Ltd. (a)	16	250
CAI International, Inc.*(a)	217	5,319
Casella Waste Systems, Inc., Class A*	637	20,798
CBIZ, Inc.*	839	17,695
Chart Industries, Inc.*	51	3,242
Cimpress NV*	22	2,655
Columbus McKinnon Corp.	393	13,676
Comfort Systems USA, Inc.	248	13,060
Commercial Vehicle Group, Inc.*	609	4,251
Continental Building Products, Inc.*	461	13,175
Costamare, Inc.	621	3,291
Covanta Holding Corp. (a)	354	5,862
Covenant Transportation Group, Inc., Class A*	281	6,401
CRA International, Inc.	459	22,376
CSW Industrials, Inc.*	412	21,824
Cubic Corp.	155	9,484
Daseke, Inc.*(a)	858	3,449
Deluxe Corp.	148	7,452
DMC Global, Inc.	139	5,060
Douglas Dynamics, Inc.	470	17,517
Ducommun, Inc.*	83	3,256
DXP Enterprises, Inc.*	58	2,101
Dycom Industries, Inc.*	50	3,313
Eastern Co.	147	4,013
Echo Global Logistics, Inc.*	519	13,167
EMCOR Group, Inc.	130	9,472
Encore Wire Corp.	354	17,686
EnerSys	76	6,640
Engility Holdings, Inc.*	74	2,314
Ennis, Inc.	1,119	21,854
EnPro Industries, Inc.	102	7,179
ESCO Technologies, Inc.	90	6,325
Essendant, Inc.	812	10,264
Esterline Technologies Corp.*	47	5,580
Evoqua Water Technologies Corp.*(a)	126	1,152
Exponent, Inc.	307	15,448
Federal Signal Corp.	301	7,061
Forrester Research, Inc.	169	7,899
Forward Air Corp.	259	16,908
Foundation Building Materials, Inc.*(a)	479	4,685
Franklin Covey Co.*	97	2,298
Franklin Electric Co., Inc. (a)	149	6,742
FreightCar America, Inc.*(a)	171	1,631
FTI Consulting, Inc.*(a)	254	17,843
GATX Corp.	107	8,936
Gencor Industries, Inc.*	197	2,232
Generac Holdings, Inc.*	169	9,619
General Finance Corp.*	293	3,999
Gibraltar Industries, Inc.*	190	6,870
Global Brass & Copper Holdings, Inc.	271	8,772
GMS, Inc.*	240	4,510
Gorman-Rupp Co.	302	10,111

GP Strategies Corp.*	58	768
Graham Corp.	204	5,084
Granite Construction, Inc. (a)	218	11,037
Great Lakes Dredge & Dock Corp.*	766	5,676
Greenbrier Cos., Inc. (a)	29	1,418
Griffon Corp.	81	985
H&E Equipment Services, Inc.	477	10,566
Harsco Corp.*	405	10,834
Hawaiian Holdings, Inc. (a)	148	5,941
HC2 Holdings, Inc.*(a)	158	499
Healthcare Services Group, Inc.	60	2,832
Heartland Express, Inc. (a)	173	3,590
Heidrick & Struggles International, Inc.	660	24,196
Herc Holdings, Inc.*	182	6,492
Heritage-Crystal Clean, Inc.*	472	13,221
Herman Miller, Inc.	429	14,526
Hertz Global Holdings, Inc.*	124	2,320
Hillenbrand, Inc.	269	11,919
HNI Corp.	156	6,014
Hub Group, Inc., Class A*	168	7,466
Hurco Cos., Inc.	322	12,304
Huron Consulting Group, Inc.*	97	5,400
Hyster-Yale Materials Handling, Inc.	96	6,285
ICF International, Inc.	327	22,900
IES Holdings, Inc.*	242	4,250
Infrastructure and Energy Alternatives, Inc.*	194	1,692
InnerWorkings, Inc.*(a)	342	1,443
Insperity, Inc.	136	13,605
Insteel Industries, Inc.	235	6,472
Interface, Inc.	638	10,336
JELD-WEN Holding, Inc.*	56	1,067
John Bean Technologies Corp. (a)	35	2,889
Kadant, Inc.	72	6,558
Kaman Corp.	181	10,275
KBR, Inc.	690	12,813
Kelly Services, Inc., Class A	349	7,999
Kennametal, Inc. (a)	106	4,433
Kforce, Inc.	474	15,021
Kimball International, Inc., Class B	605	9,232
Knoll, Inc.	469	9,085
Korn/Ferry International	279	13,663
Kratos Defense & Security Solutions, Inc.*	125	1,662
Lawson Products, Inc.*	42	1,294
LB Foster Co., Class A*	176	3,406
Lindsay Corp. (a)	100	10,116
LSC Communications, Inc.	68	681
Lydall, Inc.*	169	3,740
Manitex International, Inc.*	303	2,209
Manitowoc Co., Inc.*(a)	321	6,340
Marten Transport Ltd.	578	11,259
Masonite International Corp.*	91	4,884
MasTec, Inc.*	81	3,652

Matson, Inc.	292	11,490
Matthews International Corp., Class A (a)	81	3,413
McGrath RentCorp	373	19,929
Mercury Systems, Inc.*	110	5,699
Meritor, Inc.*	257	4,240
Milacron Holdings Corp.*	218	3,106
Miller Industries, Inc.	407	11,420
Mistras Group, Inc.*	128	2,200
Mobile Mini, Inc.	247	9,984
Moog, Inc., Class A	115	10,057
MRC Global, Inc.*(a)	373	5,867
MSA Safety, Inc.	23	2,507
Mueller Industries, Inc.	453	10,790
Mueller Water Products, Inc., Class A	203	2,138
MYR Group, Inc.*	411	12,864
National Presto Industries, Inc. (a)	73	9,379
Navigant Consulting, Inc.	850	21,777
Navistar International Corp.*	19	609
NCI Building Systems, Inc.*	382	4,336
Nexeo Solutions, Inc.*	731	7,113
NN, Inc. (a)	79	567
NOW, Inc.*	217	2,927
NV5 Global, Inc.*	87	6,385
Omega Flex, Inc.	29	1,607
Orion Group Holdings, Inc.*	570	2,485
PAM Transportation Services, Inc.*	89	4,598
Park-Ohio Holdings Corp.	118	4,255
Patrick Industries, Inc.*	48	1,907
PGT Innovations, Inc.*	632	12,179
Pitney Bowes, Inc. (a)	268	2,262
Powell Industries, Inc.	107	3,271
Preformed Line Products Co.	168	10,779
Primoris Services Corp.	524	12,655
Proto Labs, Inc.*	61	7,850
Quad/Graphics, Inc. (a)	290	4,750
Quanex Building Products Corp.	310	4,895
Radiant Logistics, Inc.*	6	33
Raven Industries, Inc.	272	10,975
RBC Bearings, Inc.*	50	7,651
Resources Connection, Inc.	1,095	18,440
Rexnord Corp.*	222	6,285
RR Donnelley & Sons Co.	449	2,842
Rush Enterprises, Inc., Class A	258	9,830
Rush Enterprises, Inc., Class B	76	2,940
Saia, Inc.*	158	9,529
Simpson Manufacturing Co., Inc. (a)	199	11,641
SiteOne Landscape Supply, Inc.*	41	2,527
SkyWest, Inc.	195	11,248
SP Plus Corp.*	412	12,488
Spartan Motors, Inc.	1,260	10,143

Sparton Corp.*	251	3,604
Spirit Airlines, Inc.*	57	3,655
SPX Corp.*	257	7,602
SPX FLOW, Inc.*	110	4,128
Standex International Corp.	50	3,985
Steelcase, Inc., Class A	639	10,352
Sterling Construction Co., Inc.*	288	3,707
Sun Hydraulics Corp.	181	7,544
Sunrun, Inc.*	227	3,326
Systemax, Inc.	91	2,538
Team, Inc.*(a)	104	1,738
Tennant Co. (a)	8	479
Tetra Tech, Inc.	139	8,473
Textainer Group Holdings Ltd.*	200	2,230
Thermon Group Holdings, Inc.*	264	5,964
Titan International, Inc.	56	365
Titan Machinery, Inc.*(a)	286	5,014
TPI Composites, Inc.*(a)	284	7,722
Trex Co., Inc.*	61	3,888
TriMas Corp.*	513	14,892
TriNet Group, Inc.*	73	3,351
Triton International Ltd/Bermuda (a)	114	3,885
TrueBlue, Inc.*	382	9,646
Tutor Perini Corp.*(a)	77	1,433
Twin Disc, Inc.*	127	2,216
UniFirst Corp.	64	9,882
Universal Forest Products, Inc.	497	13,747
Universal Logistics Holdings, Inc.	321	7,502
US Ecology, Inc.	148	10,311
USA Truck, Inc.*	336	6,891
Vectrus, Inc.*	54	1,308
Viad Corp.	332	16,716
VSE Corp.	206	6,001
Wabash National Corp.	132	2,051
WageWorks, Inc.*	32	1,067
Watts Water Technologies, Inc., Class A	145	10,695
Werner Enterprises, Inc. (a)	283	9,582
Willdan Group, Inc.*	43	1,621
Willis Lease Finance Corp.*	121	4,458
Woodward, Inc.	34	2,845

		1,674,886

Information Technology - 9.4%
8x8, Inc.*	226	4,454
ACI Worldwide, Inc.*	136	3,928
Advanced Energy Industries, Inc.*	95	4,469
Agilysys, Inc.*	312	5,145
Alarm.com Holdings, Inc.*(a)	70	3,560
Alpha & Omega Semiconductor Ltd.*	242	2,667
Ambarella, Inc*(a)	45	1,800
American Software, Inc., Class A	772	8,029
Amkor Technology, Inc.*	184	1,260
Anixter International, Inc.*	72	4,605

Appfolio, Inc., Class A*	235	14,403
Apptio, Inc., Class A*(a)	103	3,930
Avaya Holdings Corp.*	170	2,647
AVX Corp.	252	4,155
Axcelis Technologies, Inc.*	303	6,036
AXT, Inc.*(a)	313	1,725
Badger Meter, Inc. (a)	233	12,932
Bel Fuse, Inc., Class B	125	2,814
Belden, Inc. (a)	63	3,514
Benchmark Electronics, Inc.	406	9,679
Blackbaud, Inc.	33	2,417
Blackline, Inc.*	56	2,401
Bottomline Technologies DE, Inc.*	227	12,501
Box, Inc., Class A*	184	3,457
Brooks Automation, Inc.	264	8,015
Cabot Microelectronics Corp.	118	12,683
CACI International, Inc., Class A*	51	8,410
CalAmp Corp.*	227	4,018
Carbonite, Inc.*	34	963
Cardtronics PLC, Class A*	142	4,606
Cass Information Systems, Inc.	83	5,479
CEVA, Inc.*(a)	79	2,053
Ciena Corp.*	218	7,111
Cirrus Logic, Inc.*(a)	60	2,246
Cision Ltd.*	175	2,191
Cohu, Inc.	909	17,816
CommVault Systems, Inc.*	64	3,772
Comtech Telecommunications Corp.	551	14,073
Control4 Corp.*	137	2,982
Cornerstone OnDemand, Inc.*	56	3,059
Coupa Software, Inc.*	53	3,415
Cray, Inc.*(a)	55	1,442
Cree, Inc.*	107	4,723
CSG Systems International, Inc.	186	6,523
CTS Corp.	615	17,841
Daktronics, Inc.	1,114	9,970
Diebold Nixdorf, Inc.	168	549
Digi International, Inc.*	519	6,145
Diodes, Inc.*	380	13,235
Ebix, Inc.	33	1,558
eGain Corp.*	173	1,285
Electro Scientific Industries, Inc.*	1,446	42,512
Electronics For Imaging, Inc.*	81	2,242
Ellie Mae, Inc.*(a)	2	135
Endurance International Group Holdings, Inc.*	229	1,901
Entegris, Inc.	174	5,116
Envestnet, Inc.*	140	7,650
ePlus, Inc.*	206	16,841
Everbridge, Inc.*	59	3,231
Everi Holdings, Inc.*	423	2,843
EVERTEC, Inc.	493	13,474
ExlService Holdings, Inc.*	138	7,998

Extreme Networks, Inc.*	300	1,974
Fabrinet*	292	15,397
FARO Technologies, Inc.*	135	6,712
Fitbit, Inc., Class A*	171	942
Five9, Inc.*	88	3,773
FormFactor, Inc.*	494	8,146
GTT Communications, Inc.*(a)	73	2,457
Hackett Group, Inc.	241	4,254
II-VI, Inc.*(a)	113	4,228
Immersion Corp.*	137	1,300
Imperva, Inc.*	40	2,220
Information Services Group, Inc.*	724	3,005
Inphi Corp.*	64	2,553
Insight Enterprises, Inc.*	8	357
Instructure, Inc.*	123	4,646
Integrated Device Technology, Inc.*	138	6,616
InterDigital, Inc.	86	6,472
Iteris, Inc.*	408	1,865
Itron, Inc.*	26	1,408
j2 Global, Inc.	23	1,698
KEMET Corp.	359	7,352
Kimball Electronics, Inc.*	693	12,225
Knowles Corp.*	221	3,368
KVH Industries, Inc.*	170	1,916
Lattice Semiconductor Corp.*	333	1,951
Limelight Networks, Inc.*	1,468	4,830
LivePerson, Inc.*	286	5,397
LiveRamp Holdings, Inc.*(a)	179	8,467
Majesco*	221	1,580
ManTech International Corp., Class A	444	24,997
MAXIMUS, Inc.	92	6,543
Mesa Laboratories, Inc. (a)	30	6,640
Methode Electronics, Inc.	220	6,666
MicroStrategy, Inc., Class A*	23	2,982
MINDBODY, Inc., Class A*(a)	75	2,082
Mitek Systems, Inc.*	199	1,904
Monotype Imaging Holdings, Inc.	189	3,260
MTS Systems Corp. (a)	184	9,467
Nanometrics, Inc.*	300	9,636
Napco Security Technologies, Inc.*	328	5,425
NETGEAR, Inc.*(a)	297	16,454
NetScout Systems, Inc.*(a)	89	2,383
New Relic, Inc.*	31	2,703
NIC, Inc.	266	3,458
Novanta, Inc.*	111	7,207
NVE Corp.	123	11,751
Oclaro, Inc.*	237	1,913
OneSpan, Inc.*	326	5,532
OSI Systems, Inc.*(a)	49	3,548
PAR Technology Corp.*(a)	352	6,994
Park Electrochemical Corp.	427	7,605
Paylocity Holding Corp.*	50	3,354

PC Connection, Inc.	320	10,029
PDF Solutions, Inc.*(a)	43	398
Perficient, Inc.*	581	14,705
Perspecta, Inc.	138	2,913
PFSweb, Inc.*	657	4,041
Photronics, Inc.*	741	7,188
Plantronics, Inc. (a)	130	5,950
Plexus Corp.*	210	12,818
Power Integrations, Inc.	82	5,196
Presidio, Inc. (a)	61	859
PRGX Global, Inc.*	904	8,434
Progress Software Corp.	321	11,286
PROS Holdings, Inc.*	59	1,898
Q2 Holdings, Inc.*	87	4,723
QAD, Inc., Class A	156	6,619
Qualys, Inc.*(a)	82	6,458
Quantenna Communications, Inc.*	141	2,112
Rambus, Inc.*	564	4,918
Rapid7, Inc.*	142	4,516
Rogers Corp.*	81	10,421
Rudolph Technologies, Inc.*	416	8,828
Sanmina Corp.*	188	5,084
ScanSource, Inc.*	234	8,901
Science Applications International Corp.	54	3,754
SecureWorks Corp., Class A*(a)	182	3,278
Semtech Corp.*	84	4,481
ServiceSource International, Inc.*	547	722
Silicon Laboratories, Inc.*	26	2,298
SMART Global Holdings, Inc.*	55	1,886
SPS Commerce, Inc.*	91	7,756
Stratasys Ltd.*(a)	102	2,182
Sykes Enterprises, Inc.*	279	7,706
Synaptics, Inc.*	77	2,961
Tech Data Corp.*	14	1,259
TiVo Corp. (a)	155	1,535
Trade Desk, Inc., Class A*	23	3,276
Travelport Worldwide Ltd.	614	9,382
TTEC Holdings, Inc.	31	907
TTM Technologies, Inc.*(a)	355	4,221
Tucows, Inc., Class A*(a)	29	1,683
Ultra Clean Holdings, Inc.*(a)	225	2,115
Unisys Corp.*	149	2,014
Varonis Systems, Inc.*	61	3,533
Verint Systems, Inc.*	81	3,680
ViaSat, Inc.*(a)	15	1,037
Viavi Solutions, Inc.*	349	3,539
Virtusa Corp.*	297	13,166
Vishay Intertechnology, Inc. (a)	820	17,097
Vishay Precision Group, Inc.*	429	14,556
Workiva, Inc.*	165	6,173
Xperi Corp.	140	1,974
Zix Corp.*	353	2,351

		951,064

Materials - 4.1%
Advanced Emissions Solutions, Inc.	241	2,596
AdvanSix, Inc.*	489	14,039
Allegheny Technologies, Inc.*	98	2,574
American Vanguard Corp.	497	8,310
Balchem Corp.	60	5,202
Boise Cascade Co.	487	12,944
Carpenter Technology Corp.	115	4,954
Chase Corp.	69	7,774
Clearwater Paper Corp.*(a)	69	2,126
Coeur Mining, Inc.*(a)	284	1,122
Commercial Metals Co.	452	8,710
Compass Minerals International, Inc. (a)	148	7,415
Ferro Corp.*	347	6,697
FutureFuel Corp.	412	7,115
GCP Applied Technologies, Inc.*	139	3,795
Gold Resource Corp. (a)	868	3,316
Greif, Inc., Class A	89	4,563
Greif, Inc., Class B	16	845
Hawkins, Inc.	84	3,506
Haynes International, Inc. (a)	211	6,957
HB Fuller Co. (a)	25	1,206
Hecla Mining Co.	161	383
Ingevity Corp.*	98	9,605
Innophos Holdings, Inc.	154	4,272
Innospec, Inc.	174	12,831
Kaiser Aluminum Corp.	163	15,930
Koppers Holdings, Inc.*(a)	253	4,716
Kraton Corp.*	425	11,135
Kronos Worldwide, Inc. (a)	88	1,089
Louisiana-Pacific Corp.	298	6,812
Materion Corp.	527	27,868
Minerals Technologies, Inc.	83	4,671
Myers Industries, Inc.	343	5,660
Neenah, Inc.	108	7,439
Olympic Steel, Inc.	216	3,966
OMNOVA Solutions, Inc.*	414	3,374
PH Glatfelter Co.	325	4,144
PolyOne Corp.	129	4,337
Quaker Chemical Corp.	60	12,374
Rayonier Advanced Materials, Inc. (a)	195	2,876
Schnitzer Steel Industries, Inc., Class A	1,209	33,864
Schweitzer-Mauduit International, Inc.	236	6,728
Sensient Technologies Corp. (a)	57	3,663
Stepan Co.	101	8,163
Summit Materials, Inc., Class A*	92	1,334
SunCoke Energy, Inc.*	479	4,675
Synalloy Corp.	465	7,491
Tahoe Resources, Inc.*	686	2,408

TimkenSteel Corp.*(a)	128	1,413
Trecora Resources*(a)	386	3,590
Tredegar Corp.	735	12,245
Trinseo SA	116	5,861
Tronox Ltd., Class A	97	1,026
UFP Technologies, Inc.*	251	9,109
United States Lime & Minerals, Inc.	34	2,539
Universal Stainless & Alloy Products, Inc.*	113	2,211
US Concrete, Inc.*	28	1,101
Verso Corp., Class A*	429	10,819
Warrior Met Coal, Inc. (a)	1,393	33,014
Worthington Industries, Inc.	141	5,840

		416,342

Real Estate - 6.4%
Acadia Realty Trust REIT	183	5,247
Agree Realty Corp. REIT	191	11,378
Alexander & Baldwin, Inc. REIT*(a)	348	7,214
Alexander’s, Inc. REIT	6	1,863
Altisource Portfolio Solutions SA*(a)	68	1,614
American Assets Trust, Inc. REIT	131	5,452
Americold Realty Trust REIT (a)	99	2,653
Armada Hoffler Properties, Inc. REIT	758	11,529
Ashford Hospitality Trust, Inc. REIT	1,426	7,059
Bluerock Residential Growth REIT, Inc. REIT	85	773
Braemar Hotels & Resorts, Inc. REIT	1,392	13,224
BRT Apartments Corp. REIT	619	7,063
CareTrust REIT, Inc. REIT	261	5,225
CatchMark Timber Trust, Inc., Class A REIT (a)	441	3,656
CBL & Associates Properties, Inc. REIT (a)	861	2,247
Cedar Realty Trust, Inc. REIT	913	3,278
Chatham Lodging Trust REIT	552	11,034
Chesapeake Lodging Trust REIT	486	14,371
City Office REIT, Inc. REIT	428	4,682
Clipper Realty, Inc. REIT	201	2,593
Community Healthcare Trust, Inc. REIT (a)	211	6,655
Consolidated-Tomoka Land Co.	148	8,587
CoreCivic, Inc. REIT	224	4,917
CorEnergy Infrastructure Trust, Inc. REIT (a)	315	11,419
CorePoint Lodging, Inc. REIT	155	2,181
Cousins Properties, Inc. REIT	506	4,276
DiamondRock Hospitality Co. REIT	668	7,041
Easterly Government Properties, Inc. REIT	336	6,122
EastGroup Properties, Inc. REIT	60	6,001
Farmland Partners, Inc. REIT (a)	238	1,476
First Industrial Realty Trust, Inc. REIT	169	5,418
Forestar Group, Inc.*(a)	210	3,368
Four Corners Property Trust, Inc. REIT	367	10,181
Franklin Street Properties Corp. REIT	377	2,903
FRP Holdings, Inc.*	107	5,010
GEO Group, Inc. REIT	206	4,787
Getty Realty Corp. REIT	331	10,125
Gladstone Commercial Corp. REIT	271	5,187

Gladstone Land Corp. REIT (a)	202	2,670
Global Medical REIT, Inc. REIT	239	2,263
Global Net Lease, Inc. REIT (a)	311	6,279
Government Properties Income Trust REIT (a)	186	1,637
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	230	5,255
Healthcare Realty Trust, Inc. REIT	80	2,480
Hersha Hospitality Trust REIT	845	16,139
HFF, Inc., Class A	534	21,574
Independence Realty Trust, Inc. REIT	806	8,141
Industrial Logistics Properties Trust REIT	160	3,371
InfraREIT, Inc. REIT	466	10,671
Innovative Industrial Properties, Inc. REIT	131	6,465
Investors Real Estate Trust REIT	680	3,624
iStar, Inc. REIT (a)	621	6,632
Jernigan Capital, Inc. REIT	117	2,501
Kennedy-Wilson Holdings, Inc.	170	3,330
Kite Realty Group Trust REIT	327	5,399
LaSalle Hotel Properties REIT (a)	181	5,803
Lexington Realty Trust REIT	665	5,839
LTC Properties, Inc. REIT (a)	161	7,477
Mack-Cali Realty Corp. REIT	136	2,946
Marcus & Millichap, Inc.*	289	10,546
MedEquities Realty Trust, Inc. REIT	503	3,441
Monmouth Real Estate Investment Corp. REIT	597	8,316
National Health Investors, Inc. REIT	77	6,004
National Storage Affiliates Trust REIT	368	10,293
New Senior Investment Group, Inc. REIT	736	3,908
Newmark Group, Inc., Class A	253	2,125
NexPoint Residential Trust, Inc. REIT	373	13,611
NorthStar Realty Europe Corp. REIT	177	2,896
One Liberty Properties, Inc. REIT	355	9,379
Pebblebrook Hotel Trust REIT (a)	229	7,997
Pennsylvania Real Estate Investment Trust REIT (a)	472	3,866
Physicians Realty Trust REIT	159	2,832
Piedmont Office Realty Trust, Inc., Class A REIT	315	5,837
PotlatchDeltic Corp. REIT	150	5,565
Preferred Apartment Communities, Inc., Class A REIT (a)	453	6,777
PS Business Parks, Inc. REIT	29	4,090
QTS Realty Trust, Inc., Class A REIT	57	2,314
RE/MAX Holdings, Inc., Class A	270	8,902
Retail Opportunity Investments Corp. REIT	276	4,996
Rexford Industrial Realty, Inc. REIT	197	6,430
RLJ Lodging Trust REIT	227	4,617
RMR Group, Inc., Class A	152	9,825
RPT Realty REIT	1,009	14,419
Ryman Hospitality Properties, Inc. REIT	82	6,077
Sabra Health Care REIT, Inc. REIT	93	1,794
Safety Income & Growth, Inc. REIT	45	888
Saul Centers, Inc. REIT	81	4,265
Select Income REIT	233	4,497
Seritage Growth Properties, Class A REIT (a)	26	986

Spirit MTA REIT	507	4,933
St Joe Co.*(a)	356	5,340
STAG Industrial, Inc. REIT	178	4,769
Stratus Properties, Inc.*	71	1,928
Summit Hotel Properties, Inc. REIT	463	5,162
Sunstone Hotel Investors, Inc. REIT	314	4,792
Tanger Factory Outlet Centers, Inc. REIT (a)	270	6,386
Tejon Ranch Co.*	192	3,469
Terreno Realty Corp. REIT	237	9,245
Tier REIT, Inc. REIT	491	11,558
UMH Properties, Inc. REIT	270	3,518
Universal Health Realty Income Trust REIT	99	6,951
Urban Edge Properties REIT	144	2,871
Urstadt Biddle Properties, Inc., Class A REIT	599	12,327
Washington Prime Group, Inc. REIT (a)	1,963	12,269
Washington Real Estate Investment Trust REIT	155	4,179
Whitestone REIT (a)	545	7,674
Xenia Hotels & Resorts, Inc. REIT	462	9,388

		652,557

Utilities - 2.1%
ALLETE, Inc.	58	4,720
American States Water Co.	153	10,263
Artesian Resources Corp., Class A	147	5,345
Atlantic Power Corp.*	1,324	2,900
Avista Corp. (a)	141	7,335
Black Hills Corp.	68	4,502
California Water Service Group	244	11,156
Chesapeake Utilities Corp.	117	10,067
Clearway Energy, Inc., Class A	590	10,638
Clearway Energy, Inc., Class C	523	9,550
Connecticut Water Service, Inc. (a)	112	7,793
Consolidated Water Co. Ltd.	354	4,386
El Paso Electric Co.	204	11,291
Global Water Resources, Inc.	159	1,617
IDACORP, Inc.	34	3,340
MGE Energy, Inc.	76	5,023
Middlesex Water Co.	141	7,309
New Jersey Resources Corp.	92	4,465
Northwest Natural Holding Co.	121	8,026
NorthWestern Corp.	127	8,123
ONE Gas, Inc.	46	3,914
Ormat Technologies, Inc. (a)	56	3,141
Otter Tail Corp.	240	11,741
Pattern Energy Group, Inc., Class A	121	2,504
PNM Resources, Inc.	143	6,180
Portland General Electric Co.	84	4,045
Pure Cycle Corp.*	329	3,455
RGC Resources, Inc.	126	3,476
SJW Group	182	10,199
South Jersey Industries, Inc.	107	3,338
Southwest Gas Holdings, Inc.	52	4,096

Spire, Inc.	55	4,340
Unitil Corp.	213	10,799
York Water Co.	120	3,974

		213,051

TOTAL COMMON STOCKS (Cost $9,674,815)		9,987,871

RIGHTS - 0.0%
Financials - 0.0%
New Star Financial, Inc. CVR*(b)	509	275

Materials - 0.0%
A Schulman, Inc. CVR*(b)	392	749

TOTAL RIGHTS (Cost $1,150)		1,024

EXCHANGE - TRADED FUNDS - 0.9%
iShares Edge MSCI Multifactor USA Small-Cap ETF	550	22,198
iShares Russell 2000 ETF	120	18,314
iShares Russell 2000 Value ETF (a)	170	20,920
Vanguard Mid-Cap ETF	80	12,319
Vanguard Small-Cap ETF	150	22,400

TOTAL EXCHANGE - TRADED FUNDS (Cost $97,232)		96,151

SECURITIES LENDING COLLATERAL - 3.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (c)(d) (Cost $308,100)	308,100	308,100

CASH EQUIVALENTS - 0.8%
DWS Government Money Market Series (Institutional Shares) 2.15% (c) (Cost $77,444)	77,444	77,444

TOTAL INVESTMENTS - 102.9% (Cost $10,158,741)		$10,470,590
Other assets and liabilities, net - (2.9%)		(294,367)

NET ASSETS - 100.0%		$10,176,223

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 3.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (c)(d)
311,072	—	(2,972	) (e)	—	—	942	—	308,100	308,100
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series (Institutional Shares), 2.15% (c)
—	179,120	(101,676)		—	—	238	—	77,444	77,444

311,072	179,120	(104,648)		—	—	1,180	—	385,544	385,544

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $1,864,198, which is 18.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,601,335.

(e)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018.

CVR:	Contingent Value Rights
REIT:	Real Estate Investment Trust

At November 30, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation (f)
E-Mini Russell 2000	USD	1	$86,440	$76,730	12/21/2018	$(9,710)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2018.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$9,987,871	$—	$—	$9,987,871
Rights (g)	—	—	1,024	1,024
Exchange Traded Funds	96,151	—	—	96,151
Short-Term Investments (g)	385,544	—	—	385,544

TOTAL	$10,469,566	$—	$1,024	$10,470,590

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(9,710)	$—	$—	$(9,710)

TOTAL	$(9,710)	$—	$—	$(9,710)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF

November 30, 2018 (Unaudited)

	Principal Amount		Value
CORPORATE BONDS - 97.9%
Australia - 4.2%
BHP Billiton Finance Ltd., REGS
Series MTN, 3.00%, 3/30/20	AUD	50,000	$36,790
National Australia Bank Ltd., REGS
Series GMTN, 1.25%, 5/18/26	EUR	15,000	17,091
QPH Finance Co. Pty Ltd.
Series MTN, 5.75%, 7/29/20	AUD	50,000	38,251
Wesfarmers Ltd., REGS
Series EMTN, 1.25%, 10/07/21	EUR	100,000	116,735

			208,867

Austria - 1.0%
OMV AG, REGS
Series EMTN, 1.00%, 12/14/26	EUR	35,000	38,598
Vienna Insurance Group AG Wiener Versicherung Gruppe, REGS
3.75%, 3/02/46	EUR	10,000	11,617

			50,215

Belgium - 1.7%
Anheuser-Busch InBev SA/NV, REGS
Series EMTN, 0.625%, 3/17/20	EUR	35,000	39,948
Series EMTN, 1.75%, 3/07/25	GBP	25,000	30,406
Series EMTN, 2.75%, 3/17/36	EUR	10,000	11,206

			81,560

Canada - 8.9%
407 International, Inc.
Series MTN, 2.47%, 9/08/22	CAD	60,000	44,160
Bank of Montreal
Series DPNT, 3.19%, 3/01/28	CAD	50,000	37,328
Bank of Nova Scotia
Series DPNT, 3.10%, 2/02/28	CAD	50,000	36,892
Bell Canada, Inc., REGS
Series MTN, 4.35%, 12/18/45	CAD	15,000	10,552
Brookfield Asset Management, Inc.
Series MTN, 3.80%, 3/16/27	CAD	25,000	18,064
Canadian Natural Resources Ltd.
Series MTN, 3.42%, 12/01/26	CAD	10,000	7,161
CU, Inc.
4.543%, 10/24/41	CAD	20,000	16,430
Hydro One, Inc.
Series MTN, 3.72%, 11/18/47	CAD	20,000	14,277
Inter Pipeline Ltd.
Series MTN, 3.173%, 3/24/25	CAD	100,000	71,522
Loblaw Cos. Ltd.
Series MTN, 6.50%, 1/22/29	CAD	10,000	8,794
McGill University
Series B, 3.975%, 1/29/56	CAD	5,000	4,050
Metro, Inc.
Series MTN, 3.20%, 12/01/21	CAD	20,000	14,957
OMERS Realty Corp.
Series 9, 3.244%, 10/04/27	CAD	10,000	7,431
Royal Bank of Canada
Series DPNT, 2.36%, 12/05/22	CAD	35,000	25,670
Royal Office Finance LP
Series A, 5.209%, 11/12/32	CAD	35,999	31,648
Shaw Communications, Inc.
3.80%, 3/01/27	CAD	30,000	22,047
Suncor Energy, Inc.
Series MTN, 3.10%, 11/26/21	CAD	10,000	7,542
Toronto-Dominion Bank
Series DPNT, 3.226%, 7/24/24	CAD	85,000	64,167

			442,692

France - 12.9%
BNP Paribas SA
Series EMTN, 2.875%, 9/26/23	EUR	40,000	50,060
Bouygues SA, REGS
4.25%, 7/22/20	EUR	50,000	60,514
BPCE SA, REGS
Series EMTN, 0.75%, 1/22/20	EUR	100,000	114,336
Engie SA, REGS
Series EMTN, 5.95%, 3/16/11	EUR	5,000	9,550
Klepierre SA, REGS
Series EMTN, 4.625%, 4/14/20	EUR	50,000	60,251
LVMH Moet Hennessy Louis Vuitton SE, REGS
Series EMTN, 1.00%, 6/14/22	GBP	10,000	12,561
Series EMTN, 0.75%, 5/26/24	EUR	30,000	34,066
Orange SA, REGS
Series EMTN, 3.125%, 1/09/24	EUR	100,000	126,895
RCI Banque SA, REGS
Series EMTN, 1.625%, 5/26/26	EUR	15,000	16,265
Suez, REGS
Series EMTN, 5.50%, 7/22/24	EUR	50,000	71,483
Total Capital International SA, REGS
Series EMTN, 1.75%, 7/07/25	GBP	10,000	12,621
Total Capital SA, REGS
Series EMTN, 5.125%, 3/26/24	EUR	50,000	69,791

			638,393

Germany - 5.2%
BASF SE, REGS
Series EMTN, 1.875%, 2/04/21	EUR	50,000	59,025
Series DIP, 1.625%, 11/15/37	EUR	10,000	10,729
Bayer AG, REGS
3.75%, 7/01/74	EUR	35,000	38,653
Commerzbank AG, REGS
Series EMTN, 1.50%, 8/28/28	EUR	10,000	11,122
Daimler AG, REGS
Series EMTN, 1.375%, 5/11/28	EUR	30,000	32,279
Deutsche Boerse AG, REGS
1.125%, 3/26/28	EUR	10,000	11,425
Deutsche Post AG, REGS
Series EMTN, 2.875%, 12/11/24	EUR	15,000	18,998
Series EMTN, 1.00%, 12/13/27	EUR	15,000	16,304
E.ON SE, REGS
Series EMTN, 1.625%, 5/22/29	EUR	10,000	11,227
HOCHTIEF AG, REGS
Series EMTN, 1.75%, 7/03/25	EUR	15,000	17,302
Merck KGaA, REGS
Series ., 3.375%, 12/12/74	EUR	25,000	29,526

			256,590

Ireland - 1.1%
Fresenius Finance Ireland PLC, REGS
3.00%, 1/30/32	EUR	30,000	35,582
GE Capital European Funding Unlimited Co.
Series EMTN, 6.025%, 3/01/38	EUR	5,000	7,164
GE Capital UK Funding Unlimited Co.
Series EMTN, 6.25%, 5/05/38	GBP	10,000	13,884

			56,630

Italy - 3.7%
Assicurazioni Generali SpA, REGS
Series EMTN, 5.125%, 9/16/24	EUR	50,000	66,718
UniCredit SpA, REGS
Series EMTN, 3.25%, 1/14/21	EUR	100,000	117,254

			183,972

Japan - 3.6%
Aozora Bank Ltd.
Series 615, 0.24%, 1/27/21	JPY	10,000,000	88,336
Shinkin Central Bank
Series 323, 0.03%, 10/27/21	JPY	10,000,000	87,986

			176,322

Luxembourg - 1.6%
Hannover Finance Luxembourg SA
5.75%, 9/14/40	EUR	50,000	61,226
HeidelbergCement Finance Luxembourg SA, REGS
Series EMTN, 1.75%, 4/24/28	EUR	15,000	16,114

			77,340

Netherlands - 19.3%
ABN AMRO Bank NV, REGS
Series EMTN, 0.75%, 6/09/20	EUR	30,000	34,369
Allianz Finance II BV, REGS
Series 61, 3.00%, 3/13/28	EUR	100,000	132,314
BMW Finance NV, REGS
Series EMTN, 0.75%, 4/15/24	EUR	40,000	44,502
Cooperatieve Rabobank UA
Series GMTN, 5.25%, 5/23/41	GBP	10,000	17,155
Cooperatieve Rabobank UA, REGS
Series EMTN, 4.75%, 6/06/22	EUR	65,000	85,040
Series GMTN, 1.375%, 2/03/27	EUR	15,000	17,472
Deutsche Telekom International Finance BV, REGS
Series EMTN, 1.375%, 1/30/27	EUR	50,000	56,487
E.ON International Finance BV
Series EMTN, 6.375%, 6/07/32	GBP	15,000	25,117
Enel Finance International NV
Series EMTN, 5.25%, 9/29/23	EUR	30,000	40,453
Evonik Finance BV, REGS
Series EMTN, 0.75%, 9/07/28	EUR	20,000	20,691
innogy Finance BV, REGS
Series EMTN, 1.25%, 10/19/27	EUR	10,000	11,038
Series EMTN, 6.25%, 6/03/30	GBP	15,000	24,622
Series EMTN, 5.75%, 2/14/33	EUR	10,000	15,984
Linde Finance BV, REGS
Series EMTN, 1.00%, 4/20/28	EUR	15,000	16,618
Naturgy Finance BV, REGS
Series EMTN, 2.875%, 3/11/24	EUR	100,000	124,585
Roche Finance Europe BV, REGS
Series EMTN, 0.875%, 2/25/25	EUR	25,000	28,957
Shell International Finance BV, REGS
Series EMTN, 0.875%, 8/21/28	CHF	25,000	25,574
Siemens Financieringsmaatschappij NV, REGS
Series EMTN, 2.875%, 3/10/28	EUR	50,000	65,612
Telefonica Europe BV, REGS
Series EMTN, 5.875%, 2/14/33	EUR	10,000	15,663
Volkswagen Financial Services NV, REGS
Series EMTN, 1.75%, 9/12/22	GBP	40,000	49,544
Volkswagen International Finance NV, REGS
4.625% Perpetual (b)	EUR	50,000	55,762
Vonovia Finance BV, REGS
Series DIP, 1.50%, 3/31/25	EUR	45,000	50,296

			957,855

Spain - 3.5%
Banco Santander SA, REGS
Series EMTN, 2.50%, 3/18/25	EUR	100,000	112,199
Telefonica Emisiones SAU, REGS
Series EMTN, 4.693%, 11/11/19	EUR	50,000	59,120

			171,319

United Kingdom - 15.8%
Aviva PLC
6.875% Perpetual (b)	GBP	15,000	19,527
Barclays Bank PLC, REGS
Series EMTN, 6.625%, 3/30/22	EUR	50,000	63,574
BAT International Finance PLC, REGS
Series EMTN, 4.00%, 7/07/20	EUR	50,000	59,991
Credit Agricole SA, REGS
Series EMTN, 3.125%, 2/05/26	EUR	100,000	128,999
GlaxoSmithKline Capital PLC
Series EMTN, 4.00%, 6/16/25	EUR	25,000	33,769
Heathrow Funding Ltd., REGS
5.225%, 2/15/23	GBP	50,000	72,219
HSBC Bank PLC
Series EMTN, 4.75%, 3/24/46	GBP	50,000	66,289
HSBC Bank PLC, REGS
Series EMTN, 4.00%, 1/15/21	EUR	50,000	61,177
Lloyds Bank PLC, REGS
Series EMTN, 1.00%, 11/19/21	EUR	100,000	115,023
Series EMTN, 7.625%, 4/22/25	GBP	10,000	15,895
Segro PLC
5.75%, 6/20/35	GBP	15,000	24,786
Severn Trent Utilities Finance PLC, REGS
6.25%, 6/07/29	GBP	10,000	16,644
Southern Electric Power Distribution PLC, REGS
5.50%, 6/07/32	GBP	10,000	15,923
THFC Funding No 1 PLC
5.125%, 12/21/35	GBP	25,000	39,421
Vodafone Group PLC, REGS
Series EMTN, 5.90%, 11/26/32	GBP	30,000	49,490

			782,727

United States - 15.4%
Apple, Inc.
Series EMTN, 1.00%, 11/10/22	EUR	100,000	117,151
AT&T, Inc.
2.75%, 5/19/23	EUR	100,000	121,846
FedEx Corp.
1.625%, 1/11/27	EUR	50,000	55,775
General Electric Co.
Series EMTN, 5.25%, 12/07/28	GBP	15,000	19,844
Goldman Sachs Group, Inc., REGS
Series EMTN, 1.25%, 5/01/25	EUR	30,000	32,948
Series EMTN, 1.00%, 11/24/25	CHF	5,000	4,920
Johnson & Johnson
5.50%, 11/06/24	GBP	50,000	77,665
JPMorgan Chase & Co., REGS
Series EMTN, 0.50%, 12/04/23	CHF	5,000	5,029
Kraft Heinz Foods Co., REGS
2.25%, 5/25/28	EUR	100,000	109,619
Prologis LP
1.375%, 10/07/20	EUR	100,000	115,568
Verizon Communications, Inc., REGS
Series MTN, 3.50%, 2/17/23	AUD	20,000	14,699
Walmart, Inc.
5.75%, 12/19/30	GBP	50,000	86,869

			761,933

TOTAL CORPORATE BONDS (Cost $4,934,497)			4,846,415

SOVEREIGN BOND - 0.4%
Japan - 0.4%
Japan Government Ten Year Bond
Series 345, 0.10%, 12/20/26	JPY	2,000,000	17,783

TOTAL SOVEREIGN BOND (Cost $17,870)			17,783

	Number of Shares	Value
CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.15% (a) (Cost $7,159)	7,159	7,159

TOTAL INVESTMENTS - 98.4% (Cost $4,959,526)		$4,871,357
Other assets and liabilities, net - 1.6%		80,093

NET ASSETS - 100.0%		$4,951,450

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series ”Institutional Shares”, 2.15% (a)
—	54,003	(46,844)	—	—	25	—	7,159	7,159

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Perpetual, callable security with no stated maturity date.

DIP:	Debtor In Possession
DPNT:	Deposit Note
EMTN:	Euro Medium Term Note
GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At November 30, 2018, Xtrackers Barclays International Corporate Bond Hedged ETF had the following sector diversification

Sector Diversification	Market Value	As a % of Total Investments excluding Cash Equivalents
Financial	$2,081,671	42.9%
Consumer, Non-cyclical	684,018	14.0
Communications	476,799	9.8
Utilities	397,333	8.0
Industrial	380,933	7.9
Consumer, Cyclical	331,848	6.9
Energy	232,809	4.8
Basic Materials	143,853	2.9
Technology	117,151	2.4
Government	17,783	0.4

Total	4,864,198	100.0%

As of November 30, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(C)	Unrealized Depreciation(C)
The Bank of Nova Scotia	12/5/2018	AUD	124,689	USD	88,396	$—	$(2,747)
The Bank of Nova Scotia	12/5/2018	CAD	639,470	USD	487,174	5,807	—
The Bank of Nova Scotia	12/5/2018	CHF	11,000	USD	10,967	—	(50)
The Bank of Nova Scotia	12/5/2018	CHF	25,600	USD	25,516	—	(125)
The Bank of Nova Scotia	12/5/2018	EUR	18,600	USD	21,317	248	—
The Bank of Nova Scotia	12/5/2018	EUR	2,959,980	USD	3,361,472	8,642	—
The Bank of Nova Scotia	12/5/2018	EUR	97,600	USD	110,869	315	—
The Bank of Nova Scotia	12/5/2018	GBP	555,701	USD	710,942	2,606	—
The Bank of Nova Scotia	12/5/2018	GBP	50,050	USD	64,841	1,044	—
The Bank of Nova Scotia	12/5/2018	GBP	7,450	USD	9,784	288	—
The Bank of Nova Scotia	12/5/2018	JPY	22,020,000	USD	195,523	1,432	—
The Bank of Nova Scotia	12/5/2018	USD	91,054	AUD	124,689	89	—
The Bank of Nova Scotia	12/5/2018	USD	44,801	CAD	58,800	—	(538)
The Bank of Nova Scotia	12/5/2018	USD	436,890	CAD	580,670	216	—
The Bank of Nova Scotia	12/5/2018	USD	36,624	CHF	36,600	34	—
The Bank of Nova Scotia	12/5/2018	USD	3,472,815	EUR	3,067,180	1,443	—
The Bank of Nova Scotia	12/5/2018	USD	10,288	EUR	9,000	—	(94)
The Bank of Nova Scotia	12/5/2018	USD	716,483	GBP	561,551	—	(690)
The Bank of Nova Scotia	12/5/2018	USD	66,090	GBP	51,650	—	(253)

The Bank of Nova Scotia	12/5/2018	USD	193,923	JPY	22,020,000	167	—
The Bank of Nova Scotia	1/4/2019	AUD	124,689	USD	91,096	—	(96)
The Bank of Nova Scotia	1/4/2019	CAD	10,000	USD	7,531	—	(3)
The Bank of Nova Scotia	1/4/2019	CAD	580,670	USD	437,288	—	(203)
The Bank of Nova Scotia	1/4/2019	CHF	36,600	USD	36,753	—	(38)
The Bank of Nova Scotia	1/4/2019	EUR	3,067,180	USD	3,483,338	—	(1,840)
The Bank of Nova Scotia	1/4/2019	GBP	561,551	USD	717,836	665	—
The Bank of Nova Scotia	1/4/2019	USD	13,062	EUR	11,500	5	—
The Bank of Nova Scotia	1/4/2019	USD	9,588	GBP	7,500	—	(10)
The Bank of Nova Scotia	1/7/2019	JPY	22,020,000	USD	194,592	—	(164)

Total unrealized appreciation (depreciation)						$23,001	$(6,851)

(C)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of November 30, 2018.

Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
USD U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$4,846,415	$—	$4,846,415
Sovereign Bond	—	17,783	—	17,783
Short-Term Investments	7,159	—	—	7,159
Derivatives (e)
Forward Foreign Currency Contracts	—	23,001	—	23,001

TOTAL	$7,159	$4,887,199	$—	$4,894,358

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Contracts	$—	$(6,851)	$—	$(6,851)

TOTAL	$—	$(6,851)	$—	$(6,851)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF

November 30, 2018 (Unaudited)

	Principal Amount		Value
SOVEREIGN BONDS - 98.7%
Australia - 4.4%
Australia Government Bond
4.50%, 4/15/20, REGS	AUD	20,000	$15,110
5.75%, 7/15/22, REGS	AUD	10,000	8,234
5.50%, 4/21/23, REGS	AUD	50,000	41,570
3.25%, 4/21/25, REGS	AUD	50,000	38,402
4.25%, 4/21/26, REGS	AUD	20,000	16,376
4.75%, 4/21/27, REGS	AUD	25,000	21,341
2.75%, 11/21/27, REGS	AUD	25,000	18,549
2.25%, 5/21/28, REGS	AUD	20,000	14,205
2.75%, 11/21/28, REGS	AUD	15,000	11,115
4.50%, 4/21/33, REGS	AUD	25,000	22,053
3.25%, 6/21/39, REGS	AUD	10,000	7,590

			214,545

Austria - 2.9%
Republic of Austria Government Bond
3.90%, 7/15/20, 144A, REGS	EUR	25,000	30,371
1.65%, 10/21/24, 144A, REGS	EUR	5,000	6,198
0.75%, 10/20/26, 144A, REGS	EUR	10,000	11,656
0.50%, 4/20/27, 144A, REGS	EUR	5,000	5,684
6.25%, 7/15/27	EUR	5,000	8,449
0.75%, 2/20/28, 144A, REGS	EUR	5,000	5,763
2.40%, 5/23/34, 144A, REGS	EUR	50,000	67,878
3.15%, 6/20/44, 144A, REGS	EUR	5,000	7,950

			143,949

Belgium - 4.5%
Kingdom of Belgium Government Bond
3.75%, 9/28/20, 144A, REGS	EUR	10,000	12,216
4.25%, 9/28/21, 144A, REGS	EUR	20,000	25,655
4.00%, 3/28/22	EUR	5,000	6,486
0.80%, 6/22/25, 144A, REGS	EUR	25,000	29,263
1.00%, 6/22/26, 144A, REGS	EUR	25,000	29,440
5.50%, 3/28/28	EUR	10,000	16,261
0.80%, 6/22/28, 144A, REGS	EUR	15,000	17,058
1.00%, 6/22/31, 144A, REGS	EUR	25,000	28,164
5.00%, 3/28/35, 144A, REGS	EUR	5,000	8,745
4.25%, 3/28/41, 144A, REGS	EUR	23,000	39,197
2.15%, 6/22/66, 144A, REGS	EUR	5,000	5,793

			218,278

Canada - 4.2%
Canadian Government Bond
3.50%, 6/01/20	CAD	75,000	57,594
0.75%, 3/01/21	CAD	30,000	21,877
1.50%, 6/01/23	CAD	50,000	36,503
8.00%, 6/01/27	CAD	25,000	27,118
5.75%, 6/01/29	CAD	10,000	9,934
5.75%, 6/01/33	CAD	23,000	24,537
3.50%, 12/01/45	CAD	27,000	24,758
2.75%, 12/01/48	CAD	5,000	4,048

			206,369

Czech Republic - 0.5%
Czech Republic Government Bond
1.00%, 6/26/26, REGS	CZK	600,000	24,377

Denmark - 1.3%
Denmark Government Bond
1.75%, 11/15/25	DKK	200,000	33,986
0.50%, 11/15/27	DKK	200,000	30,975

			64,961

Finland - 1.2%
Finland Government Bond
1.625%, 9/15/22, 144A, REGS	EUR	25,000	30,346
4.00%, 7/04/25, 144A, REGS	EUR	5,000	7,091
0.75%, 4/15/31, 144A, REGS	EUR	20,000	22,524

			59,961

France - 6.9%
French Republic Government Bond OAT
3.75%, 4/25/21, REGS	EUR	50,000	62,359
4.25%, 10/25/23, REGS	EUR	10,000	13,749
2.25%, 5/25/24, REGS	EUR	100,000	127,179
3.50%, 4/25/26, REGS	EUR	6,000	8,408
1.00%, 5/25/27, REGS	EUR	10,000	11,811
2.75%, 10/25/27, REGS	EUR	10,000	13,541
2.50%, 5/25/30, REGS	EUR	25,000	33,547
4.75%, 4/25/35, REGS	EUR	8,000	14,029
4.50%, 4/25/41, REGS	EUR	2,000	3,628
3.25%, 5/25/45, REGS	EUR	30,000	46,701
1.75%, 5/25/66, 144A, REGS	EUR	5,000	5,516

			340,468

Germany - 4.8%
Bundesrepublik Deutschland Bundesanleihe
3.00%, 7/04/20, REGS	EUR	20,000	23,966
2.00%, 1/04/22, REGS	EUR	25,000	30,523
1.75%, 2/15/24, REGS	EUR	75,000	93,801
0.25%, 2/15/27, REGS	EUR	20,000	22,884
0.50%, 2/15/28, REGS	EUR	11,000	12,743
4.75%, 7/04/28, REGS	EUR	2,000	3,232
6.25%, 1/04/30, REGS	EUR	2,000	3,722
3.25%, 7/04/42, REGS	EUR	20,000	34,255
2.50%, 8/15/46, REGS	EUR	2,000	3,123
1.25%, 8/15/48, REGS	EUR	4,000	4,848

			233,097

Hungary - 0.4%
Hungary Government Bond
3.00%, 6/26/24	HUF	5,000,000	18,042

Indonesia - 1.8%
Indonesia Treasury Bond
8.375%, 3/15/24	IDR	400,000,000	28,582
8.375%, 9/15/26	IDR	500,000,000	36,090
6.375%, 4/15/42	IDR	400,000,000	21,954

			86,626

Ireland - 1.9%
Ireland Government Bond
5.40%, 3/13/25	EUR	50,000	74,120
1.00%, 5/15/26, REGS	EUR	10,000	11,655
2.40%, 5/15/30, REGS	EUR	5,000	6,439

			92,214

Israel - 0.8%
Israel Government Bond - Fixed
6.25%, 10/30/26	ILS	110,000	38,599

Italy - 6.1%
Italy Buoni Poliennali Del Tesoro
4.50%, 2/01/20, 144A, REGS	EUR	15,000	17,753
0.20%, 10/15/20	EUR	30,000	33,561
3.75%, 8/01/21, 144A, REGS	EUR	35,000	41,928
5.00%, 3/01/22	EUR	5,000	6,226
0.95%, 3/15/23	EUR	30,000	32,370
1.45%, 11/15/24, REGS	EUR	10,000	10,611
7.25%, 11/01/26	EUR	50,000	73,777
6.50%, 11/01/27	EUR	5,000	7,146
5.25%, 11/01/29	EUR	10,000	13,357
5.00%, 8/01/34, 144A, REGS	EUR	20,000	26,499
4.75%, 9/01/44, 144A, REGS	EUR	25,000	32,397
2.80%, 3/01/67, 144A, REGS	EUR	6,000	5,570

			301,195

Japan - 24.0%
Japan Government Five Year Bond
0.10%, 3/20/20	JPY	5,000,000	44,188
0.10%, 6/20/21	JPY	4,000,000	35,448
0.10%, 6/20/22	JPY	3,000,000	26,641
0.10%, 3/20/23	JPY	2,000,000	17,790
Japan Government Forty Year Bond
1.40%, 3/20/55	JPY	5,000,000	50,656
0.40%, 3/20/56	JPY	1,000,000	7,358
Japan Government Ten Year Bond
1.20%, 12/20/20	JPY	10,000,000	90,500
1.00%, 12/20/21	JPY	1,000,000	9,113
0.90%, 6/20/22	JPY	5,000,000	45,650
0.80%, 9/20/22	JPY	6,000,000	54,716
0.60%, 3/20/23	JPY	2,000,000	18,164
0.80%, 6/20/23	JPY	1,000,000	9,177
0.60%, 12/20/23	JPY	2,000,000	18,247

0.60%, 3/20/24	JPY	1,000,000	9,136
0.40%, 3/20/25	JPY	3,000,000	27,217
0.10%, 9/20/26	JPY	1,000,000	8,898
0.10%, 12/20/26	JPY	2,000,000	17,783
0.10%, 12/20/27	JPY	4,000,000	35,446
0.10%, 3/20/28	JPY	1,000,000	8,849
0.10%, 6/20/28	JPY	1,000,000	8,838
Japan Government Thirty Year Bond
2.80%, 9/20/29	JPY	1,000,000	11,298
1.40%, 12/20/32	JPY	1,000,000	10,138
2.50%, 3/20/38	JPY	9,000,000	107,210
2.00%, 9/20/41	JPY	4,000,000	45,081
1.90%, 9/20/42	JPY	1,000,000	11,124
1.80%, 3/20/43	JPY	1,000,000	10,939
1.60%, 6/20/45	JPY	1,000,000	10,588
1.40%, 9/20/45	JPY	1,200,000	12,197
Japan Government Twenty Year Bond
1.90%, 6/20/22	JPY	4,000,000	37,773
2.10%, 9/20/25	JPY	22,000,000	222,317
1.90%, 6/20/31	JPY	1,000,000	10,637
1.70%, 9/20/32	JPY	9,000,000	94,420
1.70%, 6/20/33	JPY	5,000,000	52,630

			1,180,167

Lithuania - 0.1%
Lithuania Government International Bond
0.95%, 5/26/27, REGS	EUR	5,000	5,684

Luxembourg - 0.1%
Luxembourg Government Bond
2.125%, 7/10/23, REGS	EUR	5,000	6,254

Malaysia - 1.7%
Malaysia Government Bond
5.248%, 9/15/28	MYR	250,000	64,369
Malaysia Government Investment Issue
4.444%, 5/22/24	MYR	75,000	18,276

			82,645

Mexico - 1.6%
Mexican Bonos
6.50%, 6/09/22	MXN	1,000,000	45,701
7.50%, 6/03/27	MXN	500,000	22,249
7.75%, 11/23/34	MXN	300,000	12,627

			80,577

Netherlands - 4.1%
Netherlands Government Bond
0.25%, 1/15/20, 144A, REGS	EUR	20,000	22,884
3.50%, 7/15/20, 144A, REGS	EUR	10,000	12,086
7.50%, 1/15/23, 144A, REGS	EUR	50,000	75,004
1.75%, 7/15/23, 144A, REGS	EUR	10,000	12,374
0.50%, 7/15/26, 144A, REGS	EUR	5,000	5,794
2.50%, 1/15/33, 144A, REGS	EUR	25,000	35,115
2.75%, 1/15/47, 144A, REGS	EUR	25,000	40,222

			203,479

New Zealand - 0.4%
New Zealand Government Bond
2.75%, 4/15/25, REGS	NZD	30,000	21,254

Norway - 0.8%
Norway Government Bond
3.75%, 5/25/21, 144A, REGS	NOK	300,000	37,114

Poland - 1.3%
Republic of Poland Government Bond
5.25%, 10/25/20	PLN	75,000	21,159
3.25%, 7/25/25	PLN	150,000	40,925

			62,084

Portugal - 1.8%
Portugal Obrigacoes do Tesouro OT
4.80%, 6/15/20, 144A, REGS	EUR	10,000	12,192
2.20%, 10/17/22, 144A, REGS	EUR	25,000	30,418
5.65%, 2/15/24, 144A, REGS	EUR	5,000	7,064

2.875%, 10/15/25, 144A, REGS	EUR	15,000	18,763
3.875%, 2/15/30, 144A, REGS	EUR	5,000	6,671
4.10%, 2/15/45, 144A, REGS	EUR	10,000	13,619

			88,727

Russia - 0.8%
Russian Federal Bond - OFZ
7.60%, 4/14/21	RUB	2,500,000	37,095

Singapore - 0.9%
Singapore Government Bond
2.75%, 7/01/23	SGD	9,000	6,750
2.875%, 7/01/29	SGD	50,000	37,958

			44,708

Slovak Republic - 0.6%
Slovakia Government Bond
3.00%, 2/28/23, REGS	EUR	20,000	25,572
1.875%, 3/09/37, REGS	EUR	5,000	6,014

			31,586

Slovenia - 0.4%
Slovenia Government Bond
1.25%, 3/22/27, REGS	EUR	15,000	17,382

South Korea - 3.8%
Korea International Bond
2.75%, 1/19/27	USD	200,000	188,123

Spain - 4.4%
Spain Government Bond
4.00%, 4/30/20, 144A, REGS	EUR	25,000	30,028
0.75%, 7/30/21	EUR	25,000	28,919
5.85%, 1/31/22, 144A, REGS	EUR	5,000	6,694
5.90%, 7/30/26, 144A, REGS	EUR	45,000	68,676
6.00%, 1/31/29	EUR	10,000	16,095
1.95%, 7/30/30, 144A, REGS	EUR	5,000	5,796
4.20%, 1/31/37, 144A, REGS	EUR	35,000	51,683
4.70%, 7/30/41, 144A, REGS	EUR	6,000	9,525

			217,416

Sweden - 0.9%
Sweden Government Bond
2.50%, 5/12/25	SEK	350,000	44,254

Switzerland - 0.9%
Swiss Confederation Government Bond
4.00%, 2/11/23, REGS	CHF	10,000	11,949
1.50%, 7/24/25, REGS	CHF	10,000	11,253
4.00%, 1/06/49, REGS	CHF	10,000	19,853

			43,055

Thailand - 1.8%
Thailand Government Bond
2.125%, 12/17/26	THB	3,000,000	88,195

United Kingdom - 6.6%
United Kingdom Gilt
3.75%, 9/07/20, REGS	GBP	20,000	26,815
8.00%, 6/07/21, REGS	GBP	5,000	7,522
1.75%, 9/07/22, REGS	GBP	25,000	32,913
2.25%, 9/07/23, REGS	GBP	10,000	13,531
5.00%, 3/07/25, REGS	GBP	10,000	15,806
1.50%, 7/22/26, REGS	GBP	20,000	26,155
4.25%, 12/07/27, REGS	GBP	5,000	8,021
4.75%, 12/07/30, REGS	GBP	5,000	8,660
4.25%, 6/07/32, REGS	GBP	13,000	21,827
4.25%, 6/07/32, REGS	GBP	5,000	8,395
4.75%, 12/07/38, REGS	GBP	10,000	18,719
4.50%, 12/07/42, REGS	GBP	5,000	9,370
4.25%, 12/07/46, REGS	GBP	57,000	106,200
4.25%, 12/07/49, REGS	GBP	3,000	5,746
3.50%, 7/22/68, REGS	GBP	4,000	7,544
1.625%, 10/22/71, REGS	GBP	4,000	4,536

			321,760

TOTAL SOVEREIGN BONDS (Cost $4,983,579)			4,844,240

CASH EQUIVALENTS - 0.3%
DWS Government Money Market Series “Institutional Shares”, 2.15% (a) (Cost $15,007)	15,007	15,007

TOTAL INVESTMENTS - 99.0% (Cost $4,998,586)		$4,859,247
Other assets and liabilities, net - 1.0%		48,720

NET ASSETS - 100.0%		$4,907,967

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 2.15% (a)
—	106,890	(91,883)	—	—	93	—	15,007	15,007

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

OFZ:	Obligatsyi Federal’novo Zaima “Federal Loan Obligation”
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (b)	Unrealized Depreciation (b)
The Bank of Nova Scotia	12/5/2018	AUD	288,335	USD	204,409	$—	$(6,353)
The Bank of Nova Scotia	12/5/2018	AUD	6,000	USD	4,254	—	(132)
The Bank of Nova Scotia	12/5/2018	CAD	273,667	USD	208,491	2,485	—
The Bank of Nova Scotia	12/5/2018	CHF	44,276	USD	44,130	—	(216)
The Bank of Nova Scotia	12/5/2018	CZK	574,000	USD	25,090	66	—
The Bank of Nova Scotia	12/5/2018	DKK	432,000	USD	65,756	190	—
The Bank of Nova Scotia	12/5/2018	EUR	1,690,621	USD	1,919,937	4,936	—
The Bank of Nova Scotia	12/5/2018	EUR	44,000	USD	49,982	142	—
The Bank of Nova Scotia	12/5/2018	EUR	6,150	USD	7,068	102	—
The Bank of Nova Scotia	12/5/2018	GBP	8,000	USD	10,237	39	—
The Bank of Nova Scotia	12/5/2018	GBP	251,565	USD	321,842	1,180	—
The Bank of Nova Scotia	12/5/2018	HUF	5,400,000	USD	18,859	—	(40)
The Bank of Nova Scotia	12/5/2018	IDR	425,000,000	USD	29,020	—	(673)
The Bank of Nova Scotia	12/5/2018	IDR	900,000,000	USD	58,958	—	(3,922)
The Bank of Nova Scotia	12/5/2018	ILS	157,500	USD	42,405	34	—
The Bank of Nova Scotia	12/5/2018	JPY	132,658,343	USD	1,177,918	8,629	—
The Bank of Nova Scotia	12/5/2018	JPY	900,000	USD	8,004	71	—
The Bank of Nova Scotia	12/5/2018	MXN	1,767,489	USD	86,852	81	—
The Bank of Nova Scotia	12/5/2018	MYR	80,000	USD	19,208	90	—
The Bank of Nova Scotia	12/5/2018	MYR	266,200	USD	63,608	—	(4)
The Bank of Nova Scotia	12/5/2018	NOK	342,000	USD	40,736	935	—
The Bank of Nova Scotia	12/5/2018	NZD	29,400	USD	19,203	—	(1,009)
The Bank of Nova Scotia	12/5/2018	PLN	258,800	USD	67,597	—	(679)
The Bank of Nova Scotia	12/5/2018	RUB	2,639,500	USD	40,007	639	—
The Bank of Nova Scotia	12/5/2018	SEK	417,550	USD	45,791	—	(102)
The Bank of Nova Scotia	12/5/2018	SGD	63,300	USD	45,735	—	(409)
The Bank of Nova Scotia	12/5/2018	SGD	8,000	USD	5,838	7	—
The Bank of Nova Scotia	12/5/2018	USD	214,938	AUD	294,335	210	—
The Bank of Nova Scotia	12/5/2018	USD	205,904	CAD	273,667	102	—
The Bank of Nova Scotia	12/5/2018	USD	44,305	CHF	44,276	41	—
The Bank of Nova Scotia	12/5/2018	USD	25,031	CZK	574,000	—	(7)
The Bank of Nova Scotia	12/5/2018	USD	65,540	DKK	432,000	27	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (b)	Unrealized Depreciation (b)
The Bank of Nova Scotia	12/5/2018	USD	1,970,988	EUR	1,740,771	$819	$—
The Bank of Nova Scotia	12/5/2018	USD	331,179	GBP	259,565	—	(319)
The Bank of Nova Scotia	12/5/2018	USD	18,874	HUF	5,400,000	25	—
The Bank of Nova Scotia	12/5/2018	USD	6,806	IDR	104,000,000	460	—
The Bank of Nova Scotia	12/5/2018	USD	85,370	IDR	1,221,000,000	—	(62)

The Bank of Nova Scotia	12/5/2018	USD	38,826	ILS	144,779	123	—
The Bank of Nova Scotia	12/5/2018	USD	3,427	ILS	12,721	—	(5)
The Bank of Nova Scotia	12/5/2018	USD	1,157,713	JPY	131,458,343	999	—
The Bank of Nova Scotia	12/5/2018	USD	18,652	JPY	2,100,000	—	(142)
The Bank of Nova Scotia	12/5/2018	USD	86,873	MXN	1,767,489	—	(101)
The Bank of Nova Scotia	12/5/2018	USD	82,665	MYR	346,200	65	—
The Bank of Nova Scotia	12/5/2018	USD	39,752	NOK	342,000	49	—
The Bank of Nova Scotia	12/5/2018	USD	20,195	NZD	29,400	16	—
The Bank of Nova Scotia	12/5/2018	USD	5,876	PLN	22,500	60	—
The Bank of Nova Scotia	12/5/2018	USD	62,342	PLN	236,300	—	(1)
The Bank of Nova Scotia	12/5/2018	USD	39,423	RUB	2,639,500	—	(55)
The Bank of Nova Scotia	12/5/2018	USD	45,879	SEK	417,550	14	—
The Bank of Nova Scotia	12/5/2018	USD	44,679	SGD	61,300	7	—
The Bank of Nova Scotia	12/5/2018	USD	7,231	SGD	10,000	59	—
The Bank of Nova Scotia	12/6/2018	THB	2,954,700	USD	89,180	—	(686)
The Bank of Nova Scotia	12/6/2018	USD	89,686	THB	2,954,700	179	—
The Bank of Nova Scotia	1/4/2019	AUD	294,335	USD	215,037	—	(226)
The Bank of Nova Scotia	1/4/2019	CAD	273,667	USD	206,092	—	(96)
The Bank of Nova Scotia	1/4/2019	CAD	4,500	USD	3,389	—	(2)
The Bank of Nova Scotia	1/4/2019	CHF	44,276	USD	44,461	—	(46)
The Bank of Nova Scotia	1/4/2019	CZK	574,000	USD	25,122	10	—
The Bank of Nova Scotia	1/4/2019	DKK	432,000	USD	65,742	—	(41)
The Bank of Nova Scotia	1/4/2019	EUR	1,740,771	USD	1,976,961	—	(1,044)
The Bank of Nova Scotia	1/4/2019	EUR	13,400	USD	15,220	—	(6)
The Bank of Nova Scotia	1/4/2019	GBP	259,565	USD	331,805	307	—
The Bank of Nova Scotia	1/4/2019	HUF	5,400,000	USD	18,932	—	(25)
The Bank of Nova Scotia	1/4/2019	IDR	1,221,000,000	USD	85,292	359	—
The Bank of Nova Scotia	1/4/2019	ILS	144,779	USD	38,900	—	(137)
The Bank of Nova Scotia	1/4/2019	MXN	1,767,489	USD	86,479	116	—
The Bank of Nova Scotia	1/4/2019	MYR	346,200	USD	82,560	—	(147)
The Bank of Nova Scotia	1/4/2019	NOK	342,000	USD	39,803	—	(60)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (b)	Unrealized Depreciation (b)
The Bank of Nova Scotia	1/4/2019	NZD	29,400	USD	20,203	$—	$(18)
The Bank of Nova Scotia	1/4/2019	PLN	236,300	USD	62,389	—	(2)
The Bank of Nova Scotia	1/4/2019	SEK	417,550	USD	46,021	—	(23)
The Bank of Nova Scotia	1/4/2019	SGD	61,300	USD	44,694	—	(19)
The Bank of Nova Scotia	1/4/2019	THB	2,954,700	USD	89,713	—	(260)

The Bank of Nova Scotia	1/4/2019	USD	3,835	GBP	3,000	—	(4)
The Bank of Nova Scotia	1/7/2019	JPY	131,458,343	USD	1,161,703	—	(979)
The Bank of Nova Scotia	1/7/2019	JPY	890,000	USD	7,864	—	(8)
The Bank of Nova Scotia	1/10/2019	RUB	2,639,500	USD	39,263	74	—

Total unrealized appreciation (depreciation)						$23,747	$(18,060)

(b)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of November 30, 2018.

Currency Abbreviations

AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
USD U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (c)	$—	$4,844,240	$—	$4,844,240
Short-Term Investments	15,007	—	—	15,007
Derivatives (d)
Forward Foreign Currency Contracts	—	23,747	—	23,747

TOTAL	$15,007	$4,867,987	$—	$4,882,994

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Forward Foreign Currency Contracts	$—	$(18,060)	$—	$(18,060)

TOTAL	$—	$(18,060)	$—	$(18,060)

(c)	See Schedule of Investments for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

November 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.6%
Basic Materials - 4.6%
Chemicals - 2.2%
Chemours Co.
7.00%, 5/15/25	$250,000	$254,375
5.375%, 5/15/27	150,000	136,125
Consolidated Energy Finance SA, 144A
6.875%, 6/15/25	200,000	198,700
Hexion, Inc.
6.625%, 4/15/20	350,000	290,500
10.375%, 2/01/22, 144A	200,000	167,500
INEOS Group Holdings SA, 144A
5.625%, 8/01/24	220,000	205,150
NOVA Chemicals Corp.
5.25%, 8/01/23, 144A	150,000	145,313
5.25%, 6/01/27, 144A	750,000	690,000
OCI NV, 144A
6.625%, 4/15/23	200,000	203,750
Olin Corp.
5.00%, 2/01/30	300,000	268,125
Platform Specialty Products Corp., 144A
5.875%, 12/01/25	250,000	245,000
SPCM SA, 144A
4.875%, 9/15/25	250,000	229,250
Starfruit Finco BV / Starfruit US Holdco LLC, 144A
8.00%, 10/01/26 (a)	150,000	144,375

		3,178,163

Iron/Steel - 0.9%
AK Steel Corp.
7.00%, 3/15/27 (a)	150,000	125,250
Allegheny Technologies, Inc.
5.95%, 1/15/21	200,000	199,500
7.875%, 8/15/23	155,000	162,169
Cleveland-Cliffs, Inc.
5.75%, 3/01/25 (a)	388,000	357,930
United States Steel Corp.
6.875%, 8/15/25	246,000	233,569
6.25%, 3/15/26	200,000	183,624

		1,262,042

Mining - 1.5%
Alcoa Nederland Holding BV
7.00%, 9/30/26, 144A	150,000	156,375
6.125%, 5/15/28, 144A	200,000	195,500
Aleris International, Inc., 144A
10.75%, 7/15/23	100,000	104,250
Constellium NV, 144A
5.75%, 5/15/24	500,000	470,000
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22, 144A	300,000	289,125
5.125%, 5/15/24, 144A (a)	150,000	140,250
Freeport-McMoRan, Inc.
4.55%, 11/14/24	270,000	251,775
Hudbay Minerals, Inc., 144A
7.625%, 1/15/25 (a)	310,000	309,225
Joseph T Ryerson & Son, Inc., 144A
11.00%, 5/15/22	247,000	263,673

		2,180,173

Communications - 24.2%
Advertising - 0.0%
Acosta, Inc., 144A
7.75%, 10/01/22	215,000	59,125

Internet - 1.2%
Netflix, Inc., 144A
5.875%, 11/15/28	517,000	512,295
Symantec Corp., 144A
5.00%, 4/15/25	400,000	388,094
Zayo Group LLC / Zayo Capital, Inc.
6.375%, 5/15/25	413,000	406,805
5.75%, 1/15/27, 144A	385,000	368,638

		1,675,832

Media - 12.1%
Altice Financing SA
6.625%, 2/15/23, 144A	600,000	594,000
7.50%, 5/15/26, 144A	900,000	848,250
Altice Finco SA, 144A
8.125%, 1/15/24	100,000	96,125
Altice France SA
6.25%, 5/15/24, 144A	250,000	242,813
7.375%, 5/01/26, 144A	1,750,000	1,686,563
8.125%, 2/01/27, 144A	450,000	442,125
Altice Luxembourg SA
7.75%, 5/15/22, 144A	620,000	592,875
7.625%, 2/15/25, 144A	520,000	423,150
Cablevision Systems Corp.
5.875%, 9/15/22	250,000	250,625
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 5/01/25, 144A	500,000	492,500
5.50%, 5/01/26, 144A	450,000	437,625
5.125%, 5/01/27, 144A	1,200,000	1,140,000
5.875%, 5/01/27, 144A	50,000	49,125
5.00%, 2/01/28, 144A	500,000	466,875
Cengage Learning, Inc., 144A
9.50%, 6/15/24	175,000	132,562
Clear Channel Worldwide Holdings, Inc.
Series B, 7.625%, 3/15/20	627,000	628,568
CSC Holdings LLC
5.25%, 6/01/24	250,000	238,125
7.75%, 7/15/25, 144A	175,000	183,746
5.50%, 4/15/27, 144A	550,000	528,852
5.375%, 2/01/28, 144A	200,000	188,500
7.50%, 4/01/28, 144A	250,000	258,745
DISH DBS Corp.
6.75%, 6/01/21	500,000	509,375
5.875%, 7/15/22	784,000	750,680
5.00%, 3/15/23	350,000	307,562
5.875%, 11/15/24	550,000	469,562
7.75%, 7/01/26	625,000	554,687
Gray Television, Inc.
5.125%, 10/15/24, 144A	30,000	28,800
5.875%, 7/15/26, 144A	300,000	292,500
Meredith Corp., 144A
6.875%, 2/01/26	400,000	410,000

Nexstar Broadcasting, Inc., 144A
5.625%, 8/01/24	400,000	387,000
Sinclair Television Group, Inc., 144A
5.125%, 2/15/27 (a)	300,000	268,500
Sirius XM Radio, Inc., 144A
5.00%, 8/01/27	450,000	425,250
Telenet Finance Luxembourg Notes Sarl, 144A
5.50%, 3/01/28	200,000	184,000
Univision Communications, Inc.
5.125%, 5/15/23, 144A	350,000	328,563
5.125%, 2/15/25, 144A	485,000	443,591
UPC Holding BV, 144A
5.50%, 1/15/28	650,000	593,125
UPCB Finance IV Ltd., 144A
5.375%, 1/15/25	400,000	384,752
Virgin Media Secured Finance PLC, 144A
5.25%, 1/15/26	400,000	376,000
Ziggo Bond Co. BV
5.875%, 1/15/25, 144A	200,000	183,376
6.00%, 1/15/27, 144A	100,000	90,000
Ziggo BV, 144A
5.50%, 1/15/27	550,000	513,563

		17,422,635

Telecommunications - 10.9%
C&W Senior Financing DAC, 144A
6.875%, 9/15/27	300,000	279,750
CenturyLink, Inc.
Series Y, 7.50%, 4/01/24 (a)	506,000	520,547
5.625%, 4/01/25 (a)	150,000	140,625
Cincinnati Bell, Inc., 144A
7.00%, 7/15/24	200,000	176,375
CommScope Technologies LLC, 144A
5.00%, 3/15/27	150,000	123,937
CommScope, Inc., 144A
5.50%, 6/15/24	850,000	787,227
Consolidated Communications, Inc.
6.50%, 10/01/22	160,000	150,000
DKT Finance ApS, 144A
9.375%, 6/17/23	200,000	209,000
Frontier Communications Corp.
8.75%, 4/15/22	226,000	166,675
10.50%, 9/15/22	550,000	442,750
7.125%, 1/15/23	200,000	130,000
7.625%, 4/15/24	250,000	145,000
6.875%, 1/15/25	259,000	141,803
11.00%, 9/15/25	1,070,000	759,700
8.50%, 4/01/26, 144A	500,000	455,660
GTH Finance BV, 144A
7.25%, 4/26/23	200,000	204,981
GTT Communications, Inc., 144A
7.875%, 12/31/24 (a)	150,000	138,375
HC2 Holdings, Inc., 144A
11.50%, 12/01/21	100,000	94,375
Hughes Satellite Systems Corp.
6.625%, 8/01/26	450,000	420,750
Inmarsat Finance PLC, 144A
6.50%, 10/01/24	100,000	97,750

Intelsat Connect Finance SA, 144A
9.50%, 2/15/23	350,000	327,688
Intelsat Jackson Holdings SA
5.50%, 8/01/23	250,000	221,250
8.50%, 10/15/24, 144A	900,000	892,215
9.75%, 7/15/25, 144A	750,000	776,250
Intelsat Luxembourg SA
7.75%, 6/01/21	100,000	94,000
8.125%, 6/01/23 (a)	300,000	249,000
Level 3 Financing, Inc.
5.375%, 1/15/24	330,000	324,717
5.25%, 3/15/26	447,000	432,696
Sprint Communications, Inc.
11.50%, 11/15/21	770,000	893,585
6.00%, 11/15/22	215,000	215,452
Sprint Corp.
7.875%, 9/15/23	1,200,000	1,265,640
7.125%, 6/15/24	1,350,000	1,373,625
7.625%, 2/15/25	100,000	103,125
7.625%, 3/01/26	400,000	411,000
Telecom Italia SpA, 144A
5.303%, 5/30/24	500,000	471,250
VEON Holdings BV
5.95%, 2/13/23, 144A	200,000	204,500
4.95%, 6/16/24, 144A	400,000	379,884
Wind Tre SpA, 144A
5.00%, 1/20/26	700,000	583,538
Windstream Services LLC / Windstream Finance Corp.
10.50%, 6/30/24, 144A	300,000	247,500
9.00%, 6/30/25, 144A	126,000	92,610
8.625%, 10/31/25, 144A	245,000	227,850
WTT Investment Ltd., 144A
5.50%, 11/21/22	200,000	196,782

		15,569,437

Consumer, Cyclical - 12.2%
Airlines - 0.1%
Virgin Australia Holdings Ltd., 144A
8.50%, 11/15/19	120,000	122,250

Apparel - 0.2%
Hanesbrands, Inc., 144A
4.875%, 5/15/26	350,000	330,750

Auto Manufacturers - 0.8%
Jaguar Land Rover Automotive PLC
5.625%, 2/01/23, 144A (a)	250,000	224,687
4.50%, 10/01/27, 144A (a)	125,000	92,813
Navistar International Corp., 144A
6.625%, 11/01/25	400,000	397,504
Tesla, Inc., 144A
5.30%, 8/15/25 (a)	500,000	433,750

		1,148,754

Auto Parts & Equipment - 0.9%
Adient Global Holdings Ltd., 144A
4.875%, 8/15/26 (a)	270,000	218,362

American Axle & Manufacturing, Inc.
6.25%, 4/01/25	150,000	140,062
6.25%, 3/15/26	198,000	180,675
6.50%, 4/01/27	170,000	154,913
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	50,000	45,688
4.875%, 3/15/27	450,000	406,125
Tenneco, Inc.
5.00%, 7/15/26	100,000	81,000

		1,226,825

Distribution/Wholesale - 0.4%
American Builders & Contractors Supply Co., Inc., 144A
5.875%, 5/15/26	200,000	194,500
Core & Main LP, 144A
6.125%, 8/15/25	150,000	137,625
KAR Auction Services, Inc., 144A
5.125%, 6/01/25	300,000	282,000

		614,125

Entertainment - 2.4%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25	200,000	181,750
5.875%, 11/15/26	230,000	205,275
6.125%, 5/15/27	137,000	121,930
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, 10/15/25	500,000	460,000
Eldorado Resorts, Inc.
6.00%, 4/01/25	324,000	317,520
6.00%, 9/15/26, 144A	100,000	97,000
International Game Technology PLC
6.50%, 2/15/25, 144A	450,000	461,385
6.25%, 1/15/27, 144A	200,000	200,500
LHMC Finco Sarl, 144A
7.875%, 12/20/23	200,000	200,175
Mohegan Gaming & Entertainment, 144A
7.875%, 10/15/24 (a)	100,000	96,125
Scientific Games International, Inc.
10.00%, 12/01/22	550,000	571,945
5.00%, 10/15/25, 144A	350,000	328,527
Six Flags Entertainment Corp., 144A
5.50%, 4/15/27	200,000	192,000

		3,434,132

Home Builders - 1.1%
Beazer Homes USA, Inc.
8.75%, 3/15/22	200,000	203,660
5.875%, 10/15/27	107,000	88,275
CalAtlantic Group, Inc.
5.25%, 6/01/26	75,000	72,094
K Hovnanian Enterprises, Inc., 144A
10.50%, 7/15/24	250,000	225,625
Mattamy Group Corp., 144A
6.50%, 10/01/25	150,000	141,562
PulteGroup, Inc.
5.50%, 3/01/26	353,000	349,576
5.00%, 1/15/27	70,000	65,275

Toll Brothers Finance Corp.
4.875%, 3/15/27	200,000	185,800
4.35%, 2/15/28	138,000	121,785
William Lyon Homes, Inc.
6.00%, 9/01/23	150,000	138,375

		1,592,027

Home Furnishings - 0.2%
Tempur Sealy International, Inc.
5.50%, 6/15/26	350,000	331,625

Leisure Time - 0.6%
24 Hour Fitness Worldwide, Inc., 144A
8.00%, 6/01/22 (a)	100,000	98,000
Sabre GLBL, Inc.
5.375%, 4/15/23, 144A	70,000	70,000
5.25%, 11/15/23, 144A	430,000	428,925
Viking Cruises Ltd., 144A
5.875%, 9/15/27	270,000	254,475

		851,400

Lodging - 1.9%
Boyd Gaming Corp.
6.375%, 4/01/26	225,000	224,437
6.00%, 8/15/26	200,000	194,250
Diamond Resorts International, Inc.
7.75%, 9/01/23, 144A	20,000	19,625
10.75%, 9/01/24, 144A (a)	300,000	275,250
Melco Resorts Finance Ltd., 144A
4.875%, 6/06/25	250,000	222,579
MGM Resorts International
4.625%, 9/01/26	350,000	319,812
Station Casinos LLC, 144A
5.00%, 10/01/25	50,000	45,813
Studio City Co. Ltd., 144A
7.25%, 11/30/21	400,000	408,400
Studio City Finance Ltd., 144A
8.50%, 12/01/20	250,000	250,650
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 3/01/25, 144A	300,000	286,500
5.25%, 5/15/27, 144A	450,000	411,615

		2,658,931

Retail - 3.2%
1011778 BC ULC / New Red Finance, Inc., 144A
5.00%, 10/15/25	850,000	801,295
Asbury Automotive Group, Inc.
6.00%, 12/15/24	200,000	195,750
Beacon Roofing Supply, Inc., 144A
4.875%, 11/01/25	430,000	391,837
Ferrellgas LP / Ferrellgas Finance Corp.
6.50%, 5/01/21 (a)	350,000	300,125
6.75%, 6/15/23 (a)	100,000	84,500
Golden Nugget, Inc.
6.75%, 10/15/24, 144A	320,000	315,200
8.75%, 10/01/25, 144A	280,000	280,700
IRB Holding Corp., 144A
6.75%, 2/15/26	150,000	138,750
JC Penney Corp., Inc.
5.875%, 7/01/23, 144A	150,000	124,875
8.625%, 3/15/25, 144A (a)	120,000	71,700
L Brands, Inc.

5.25%, 2/01/28	150,000	132,516
Neiman Marcus Group Ltd. LLC, 144A
8.00%, 10/15/21	330,000	163,350
PetSmart, Inc.
7.125%, 3/15/23, 144A	800,000	540,000
5.875%, 6/01/25, 144A	275,000	211,063
8.875%, 6/01/25, 144A (a)	75,000	51,188
Rite Aid Corp., 144A
6.125%, 4/01/23	518,000	448,070
Staples, Inc., 144A
8.50%, 9/15/25	300,000	267,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 6/01/24	150,000	142,875

		4,660,794

Storage / Warehousing - 0.1%
Algeco Global Finance PLC, 144A
8.00%, 2/15/23	150,000	147,750

Toys/Games/Hobbies - 0.3%
Mattel, Inc., 144A
6.75%, 12/31/25	400,000	378,000

Consumer, Non-cyclical - 20.1%
Agriculture - 0.2%
Vector Group Ltd., 144A
6.125%, 2/01/25	250,000	225,000

Commercial Services - 5.0%
Ahern Rentals, Inc., 144A
7.375%, 5/15/23	130,000	117,000
APX Group, Inc.
8.75%, 12/01/20	500,000	480,000
7.875%, 12/01/22	350,000	342,781
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 4/01/23 (a)	200,000	198,000
Brink’s Co., 144A
4.625%, 10/15/27	150,000	138,375
Hertz Corp.
5.875%, 10/15/20	425,000	420,325
7.375%, 1/15/21	233,000	231,311
7.625%, 6/01/22, 144A	350,000	344,750
6.25%, 10/15/22 (a)	80,000	70,600
5.50%, 10/15/24, 144A	225,000	178,875
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A
6.375%, 8/01/23	400,000	397,500
Laureate Education, Inc., 144A
8.25%, 5/01/25	50,000	53,625
Monitronics International, Inc.
9.125%, 4/01/20	160,000	101,600
Nielsen Co. Luxembourg SARL, 144A
5.00%, 2/01/25 (a)	200,000	196,000
Nielsen Finance LLC / Nielsen Finance Co., 144A
5.00%, 4/15/22	610,000	598,044
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A
9.25%, 5/15/23	730,000	775,625

Refinitiv US Holdings, Inc.
6.25%, 5/15/26, 144A	300,000	296,437
8.25%, 11/15/26, 144A	500,000	477,500
ServiceMaster Co. LLC, 144A
5.125%, 11/15/24	200,000	193,000
Team Health Holdings, Inc., 144A
6.375%, 2/01/25 (a)	233,000	193,390
United Rentals North America, Inc.
6.50%, 12/15/26	350,000	352,188
4.875%, 1/15/28	850,000	768,719
Verscend Escrow Corp., 144A
9.75%, 8/15/26	300,000	289,875

		7,215,520

Cosmetics/Personal Care - 0.8%
Avon Products, Inc.
6.60%, 3/15/20	400,000	405,000
7.00%, 3/15/23	178,000	161,980
Coty, Inc., 144A
6.50%, 4/15/26	200,000	176,500
First Quality Finance Co., Inc., 144A
5.00%, 7/01/25	300,000	275,250
Revlon Consumer Products Corp.
5.75%, 2/15/21 (a)	150,000	122,625
6.25%, 8/01/24	110,000	65,175

		1,206,530

Food - 2.8%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC
6.625%, 6/15/24	295,000	285,781
5.75%, 3/15/25	400,000	359,000
B&G Foods, Inc.
5.25%, 4/01/25	200,000	189,770
JBS Investments GmbH, 144A
7.25%, 4/03/24	300,000	302,205
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 6/15/25, 144A	400,000	388,500
6.75%, 2/15/28, 144A	300,000	292,125
Pilgrim’s Pride Corp.
5.75%, 3/15/25, 144A	250,000	244,375
5.875%, 9/30/27, 144A	230,000	219,075
Post Holdings, Inc.
5.50%, 3/01/25, 144A	650,000	622,375
5.00%, 8/15/26, 144A	700,000	645,750
5.75%, 3/01/27, 144A	250,000	235,625
5.625%, 1/15/28, 144A	80,000	74,600
Sigma Holdco BV, 144A
7.875%, 5/15/26	200,000	179,000

		4,038,181

Healthcare-Products - 2.0%
Avantor, Inc.
6.00%, 10/01/24, 144A	330,000	327,937
9.00%, 10/01/25, 144A	700,000	711,375
DJO Finance LLC / DJO Finance Corp., 144A
8.125%, 6/15/21	350,000	364,000
Kinetic Concepts, Inc. / KCI USA, Inc., 144A
12.50%, 11/01/21	54,000	58,050
Mallinckrodt International Finance SA
4.75%, 4/15/23	158,000	127,980

Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.75%, 8/01/22, 144A (a)	270,000	246,780
5.625%, 10/15/23, 144A (a)	250,000	215,000
5.50%, 4/15/25, 144A (a)	200,000	159,500
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A
6.625%, 5/15/22	450,000	435,375
Sotera Health Holdings LLC, 144A
6.50%, 5/15/23	150,000	148,125

		2,794,122

Healthcare-Services - 5.4%
AHP Health Partners, Inc., 144A
9.75%, 7/15/26	200,000	200,500
Catalent Pharma Solutions, Inc., 144A
4.875%, 1/15/26	150,000	142,875
CHS/Community Health Systems, Inc.
5.125%, 8/01/21	100,000	95,187
6.875%, 2/01/22	762,000	381,152
6.25%, 3/31/23	1,036,000	964,775
11.00%, 6/30/23, 144A (a)	900,000	733,500
8.625%, 1/15/24, 144A	200,000	203,750
8.125%, 6/30/24, 144A	96,000	74,400
DaVita, Inc.
5.125%, 7/15/24	550,000	530,063
5.00%, 5/01/25	475,000	447,094
Envision Healthcare Corp., 144A
8.75%, 10/15/26	300,000	281,970
HCA, Inc.
5.625%, 9/01/28	300,000	295,875
MPH Acquisition Holdings LLC, 144A
7.125%, 6/01/24	450,000	450,000
One Call Corp., 144A
10.00%, 10/01/24	150,000	116,250
Quorum Health Corp.
11.625%, 4/15/23	83,000	81,755
RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A
9.75%, 12/01/26	500,000	499,375
RegionalCare Hospital Partners Holdings, Inc., 144A
8.25%, 5/01/23	51,000	53,390
Surgery Center Holdings, Inc., 144A
8.875%, 4/15/21 (a)	250,000	255,000
Tenet Healthcare Corp.
8.125%, 4/01/22	850,000	887,188
6.75%, 6/15/23 (a)	400,000	396,500
5.125%, 5/01/25	150,000	142,594
7.00%, 8/01/25 (a)	575,000	562,781

		7,795,974

Pharmaceuticals - 3.9%
Bausch Health Cos., Inc.
5.625%, 12/01/21, 144A	300,000	300,750
5.50%, 3/01/23, 144A	300,000	291,000
5.875%, 5/15/23, 144A	900,000	879,750
6.125%, 4/15/25, 144A	915,000	861,198
5.50%, 11/01/25, 144A	400,000	394,500
9.00%, 12/15/25, 144A	1,005,000	1,064,044

Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 7/15/23, 144A	500,000	417,570
6.00%, 2/01/25, 144A	320,000	253,901
Endo Finance LLC, 144A
5.75%, 1/15/22	300,000	268,500
Endo Finance LLC / Endo Finco, Inc., 144A
5.375%, 1/15/23	150,000	124,125
Horizon Pharma USA, Inc.
6.625%, 5/01/23	200,000	199,500
Valeant Pharmaceuticals International, 144A
9.25%, 4/01/26	300,000	320,157
Vizient, Inc., 144A
10.375%, 3/01/24	150,000	163,500

		5,538,495

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Stena AB, 144A
7.00%, 2/01/24 (a)	150,000	138,750

Energy - 11.5%
Coal - 0.1%
Peabody Energy Corp., 144A
6.375%, 3/31/25	170,000	163,200

Energy-Alternate Sources - 0.1%
TerraForm Power Operating LLC, 144A
5.00%, 1/31/28	100,000	89,905

Oil & Gas - 9.7%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.00%, 4/01/22, 144A	226,000	240,125
7.00%, 11/01/26, 144A	200,000	188,000
Baytex Energy Corp., 144A
5.125%, 6/01/21	386,000	371,525
Bruin E&P Partners LLC, 144A
8.875%, 8/01/23	150,000	140,062
California Resources Corp., 144A
8.00%, 12/15/22 (a)	600,000	462,750
Callon Petroleum Co.
6.125%, 10/01/24	350,000	339,500
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.50%, 4/15/21	510,000	459,637
Chesapeake Energy Corp.
7.00%, 10/01/24	200,000	187,000
8.00%, 1/15/25	284,000	274,415
7.50%, 10/01/26	100,000	93,250
8.00%, 6/15/27	600,000	573,000
Citgo Holding, Inc., 144A
10.75%, 2/15/20	500,000	517,500
CITGO Petroleum Corp., 144A
6.25%, 8/15/22	108,000	107,595
CrownRock LP / CrownRock Finance, Inc., 144A
5.625%, 10/15/25	445,000	418,300
Denbury Resources, Inc.
9.00%, 5/15/21, 144A	155,000	156,163
9.25%, 3/31/22, 144A	100,000	100,250
7.50%, 2/15/24, 144A	200,000	177,750
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25	150,000	134,625

Ensco PLC
4.50%, 10/01/24	346,000	257,770
5.20%, 3/15/25 (a)	375,000	282,420
EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%, 5/01/24, 144A	550,000	308,000
8.00%, 11/29/24, 144A (a)	250,000	220,000
8.00%, 2/15/25, 144A	55,000	27,775
7.75%, 5/15/26, 144A	200,000	193,500
Extraction Oil & Gas, Inc., 144A
5.625%, 2/01/26	300,000	235,500
Gulfport Energy Corp.
6.00%, 10/15/24	625,000	575,000
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 10/01/25, 144A	200,000	186,000
6.25%, 11/01/28, 144A	100,000	94,500
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75%, 4/01/22	100,000	37,000
9.25%, 3/15/23, 144A	150,000	142,312
MEG Energy Corp.
6.375%, 1/30/23, 144A	250,000	234,062
7.00%, 3/31/24, 144A	290,000	272,963
Nabors Industries, Inc.
5.50%, 1/15/23	100,000	88,470
5.75%, 2/01/25	300,000	244,124
Noble Holding International Ltd.
7.75%, 1/15/24	347,000	304,926
7.95%, 4/01/25 (a)	50,000	43,000
7.875%, 2/01/26, 144A	175,000	163,844
Oasis Petroleum, Inc., 144A
6.25%, 5/01/26	150,000	138,938
Parkland Fuel Corp., 144A
6.00%, 4/01/26	100,000	97,250
PBF Holding Co LLC / PBF Finance Corp.
7.25%, 6/15/25	145,000	144,638
PDC Energy, Inc.
6.125%, 9/15/24	120,000	115,500
5.75%, 5/15/26	175,000	163,625
Precision Drilling Corp., 144A
7.125%, 1/15/26	200,000	188,500
Puma International Financing SA, 144A
5.00%, 1/24/26	325,000	260,147
QEP Resources, Inc.
5.625%, 3/01/26	225,000	207,000
Range Resources Corp.
4.875%, 5/15/25 (a)	200,000	181,500
Rowan Cos., Inc.
4.875%, 6/01/22	400,000	361,500
Sable Permian Resources Land LLC / AEPB Finance Corp.
7.125%, 11/01/20, 144A (a)	350,000	154,000
7.375%, 11/01/21, 144A (a)	50,000	22,000
Sanchez Energy Corp.
7.75%, 6/15/21 (a)	450,000	133,875
6.125%, 1/15/23	184,000	46,920
SM Energy Co.
5.00%, 1/15/24	100,000	93,375
5.625%, 6/01/25	275,000	253,688
6.75%, 9/15/26 (a)	100,000	96,500
6.625%, 1/15/27 (a)	100,000	96,000

Southwestern Energy Co.
6.20%, 1/23/25	460,000	442,175
7.75%, 10/01/27 (a)	150,000	152,430
Sunoco LP / Sunoco Finance Corp.
5.50%, 2/15/26	100,000	95,500
5.875%, 3/15/28	226,000	214,418
Transocean, Inc.
5.80%, 10/15/22 (a)	70,000	64,750
9.00%, 7/15/23, 144A	300,000	308,625
7.50%, 1/15/26, 144A	550,000	514,250
Ultra Resources, Inc.
6.875%, 4/15/22, 144A	139,000	70,890
7.125%, 4/15/25, 144A (a)	230,000	96,025
Whiting Petroleum Corp.
6.625%, 1/15/26	300,000	290,250
WildHorse Resource Development Corp.
6.875%, 2/01/25	150,000	147,000

		14,003,882

Oil & Gas Services - 1.2%
Bristow Group, Inc.
6.25%, 10/15/22	150,000	76,312
KCA Deutag UK Finance PLC, 144A
9.875%, 4/01/22	200,000	165,000
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 144A
10.625%, 5/01/24	400,000	344,500
SESI LLC
7.125%, 12/15/21	320,000	303,200
7.75%, 9/15/24	207,000	185,524
Weatherford International Ltd.
7.75%, 6/15/21 (a)	274,000	226,050
4.50%, 4/15/22 (a)	200,000	133,000
8.25%, 6/15/23 (a)	300,000	199,500
9.875%, 2/15/24 (a)	150,000	100,875

		1,733,961

Pipelines - 0.4%
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/01/25	250,000	227,500
6.25%, 5/15/26	170,000	150,025
NuStar Logistics LP
5.625%, 4/28/27	150,000	143,625

		521,150

Financial - 10.1%
Banks - 1.0%
CIT Group, Inc.
6.125%, 3/09/28	200,000	205,500
Freedom Mortgage Corp.
8.125%, 11/15/24, 144A	250,000	223,125
8.25%, 4/15/25, 144A	100,000	89,250
Intesa Sanpaolo SpA
5.017%, 6/26/24, 144A	450,000	395,079
5.71%, 1/15/26, 144A	570,000	501,409

		1,414,363

Diversified Financial Services - 4.2%
Blackstone CQP Holdco LP, 144A
6.50%, 3/20/21	500,000	487,547

Jefferies Finance LLC / JFIN Co-Issuer Corp., 144A
6.875%, 4/15/22	500,000	501,400
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A
5.25%, 10/01/25	150,000	136,875
LPL Holdings, Inc., 144A
5.75%, 9/15/25	400,000	380,000
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23, 144A	200,000	202,500
9.125%, 7/15/26, 144A	300,000	304,313
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50%, 7/01/21	150,000	150,187
Navient Corp.
Series MTN, 7.25%, 1/25/22	70,000	71,663
6.50%, 6/15/22	250,000	251,250
5.50%, 1/25/23	650,000	615,063
7.25%, 9/25/23	500,000	504,375
Series MTN, 6.125%, 3/25/24	100,000	94,000
5.875%, 10/25/24	100,000	90,250
6.75%, 6/15/26	200,000	181,500
NFP Corp., 144A
6.875%, 7/15/25	125,000	119,062
Quicken Loans, Inc.
5.75%, 5/01/25, 144A	445,000	423,862
5.25%, 1/15/28, 144A	230,000	205,563
Springleaf Finance Corp.
6.125%, 5/15/22	250,000	251,250
5.625%, 3/15/23	281,000	271,165
6.875%, 3/15/25	500,000	471,875
7.125%, 3/15/26	327,000	307,993

		6,021,693

Insurance - 0.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A
8.25%, 8/01/23	200,000	204,376
Ardonagh Midco 3 PLC, 144A
8.625%, 7/15/23	130,000	118,625
AssuredPartners, Inc., 144A
7.00%, 8/15/25	150,000	142,312
Genworth Holdings, Inc.
7.625%, 9/24/21	200,000	203,000
HUB International Ltd., 144A
7.00%, 5/01/26	400,000	382,000

		1,050,313

Real Estate - 0.7%
Howard Hughes Corp., 144A
5.375%, 3/15/25	315,000	300,037
Kennedy-Wilson, Inc.
5.875%, 4/01/24	309,000	294,675
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A
4.875%, 6/01/23 (a)	200,000	180,750
WeWork Cos., Inc., 144A
7.875%, 5/01/25 (a)	200,000	188,000

		963,462

Real Estate Investment Trusts - 2.7%
CBL & Associates LP
5.25%, 12/01/23 (a)	100,000	83,250
5.95%, 12/15/26 (a)	200,000	164,780
CyrusOne LP / CyrusOne Finance Corp.
5.375%, 3/15/27	170,000	167,025
Equinix, Inc.
5.375%, 5/15/27	400,000	393,000
ESH Hospitality, Inc., 144A
5.25%, 5/01/25	410,000	393,087
Iron Mountain, Inc.
5.75%, 8/15/24	230,000	219,650
4.875%, 9/15/27, 144A	420,000	373,275
5.25%, 3/15/28, 144A	200,000	182,008
iStar, Inc.
5.25%, 9/15/22	133,000	127,348
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.50%, 9/01/26	250,000	231,730
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/01/26	515,000	503,413
5.00%, 10/15/27	54,000	51,435
SBA Communications Corp.
4.875%, 9/01/24	350,000	340,865
Starwood Property Trust, Inc.
4.75%, 3/15/25	150,000	140,250
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A
7.125%, 12/15/24	30,000	26,700
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	100,000	95,500
8.25%, 10/15/23	494,000	460,037

		3,953,353

Venture Capital - 0.8%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 2/01/22 (a)	850,000	865,938
6.75%, 2/01/24	250,000	252,500

		1,118,438

Industrial - 7.3%
Aerospace/Defense - 1.7%
Bombardier, Inc.
6.00%, 10/15/22, 144A	150,000	142,890
6.125%, 1/15/23, 144A	800,000	762,000
7.50%, 12/01/24, 144A (a)	560,000	534,100
7.50%, 3/15/25, 144A	100,000	95,375
TransDigm, Inc.
6.50%, 7/15/24	100,000	100,500
6.50%, 5/15/25	250,000	249,687
6.375%, 6/15/26	431,000	421,794
Triumph Group, Inc.
7.75%, 8/15/25	150,000	138,375

		2,444,721

Building Materials - 1.4%
Builders FirstSource, Inc., 144A
5.625%, 9/01/24	200,000	185,000
Griffon Corp.
5.25%, 3/01/22	305,000	285,937

Jeld-Wen, Inc.
4.625%, 12/15/25, 144A	126,000	113,085
4.875%, 12/15/27, 144A	135,000	118,125
Standard Industries, Inc.
5.375%, 11/15/24, 144A	385,000	367,194
6.00%, 10/15/25, 144A	425,000	415,969
5.00%, 2/15/27, 144A	140,000	126,350
Standard Industries, Inc./NJ, 144A
4.75%, 1/15/28	210,000	184,537
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, 7/15/23	176,000	175,115

		1,971,312

Electronics - 0.2%
Itron, Inc., 144A
5.00%, 1/15/26	150,000	139,970
Sensata Technologies BV, 144A
5.00%, 10/01/25	220,000	212,850

		352,820

Engineering & Construction - 0.6%
AECOM
5.125%, 3/15/27	300,000	273,975
Brand Industrial Services, Inc., 144A
8.50%, 7/15/25	341,000	302,637
Pisces Midco, Inc., 144A
8.00%, 4/15/26	109,000	103,959
StandardAero Aviation Holdings, Inc., 144A
10.00%, 7/15/23	200,000	215,000

		895,571

Environmental Control - 0.3%
Covanta Holding Corp.
5.875%, 3/01/24	150,000	144,937
5.875%, 7/01/25	150,000	141,750
GFL Environmental, Inc., 144A
5.375%, 3/01/23	150,000	137,625

		424,312

Machinery-Construction & Mining - 0.2%
Vertiv Group Corp., 144A
9.25%, 10/15/24	250,000	243,750

Machinery-Diversified - 0.1%
Cloud Crane LLC, 144A
10.125%, 8/01/24	112,000	119,593

Metal Fabricate/Hardware - 0.5%
Novelis Corp.
6.25%, 8/15/24, 144A	200,000	198,500
5.875%, 9/30/26, 144A	570,000	532,950

		731,450

Packaging & Containers - 1.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
7.25%, 5/15/24, 144A	150,000	152,062
6.00%, 2/15/25, 144A	650,000	606,937
BWAY Holding Co.
5.50%, 4/15/24, 144A	530,000	509,462
7.25%, 4/15/25, 144A	350,000	318,938
Flex Acquisition Co., Inc.
6.875%, 1/15/25, 144A	190,000	176,463
7.875%, 7/15/26, 144A	150,000	141,375

Multi-Color Corp., 144A
4.875%, 11/01/25	200,000	180,000
Owens-Brockway Glass Container, Inc., 144A
5.875%, 8/15/23	350,000	351,313
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg, 144A
7.00%, 7/15/24	250,000	249,844

		2,686,394

Transportation - 0.1%
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21 (a)	100,000	60,000
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23	150,000	146,250

		206,250

Trucking & Leasing - 0.3%
Park Aerospace Holdings Ltd., 144A
5.50%, 2/15/24	400,000	403,452

Technology - 5.3%
Computers - 1.6%
Banff Merger Sub, Inc., 144A
9.75%, 9/01/26	450,000	424,687
Exela Intermediate LLC / Exela Finance, Inc., 144A
10.00%, 7/15/23	270,000	273,713
Harland Clarke Holdings Corp.
9.25%, 3/01/21, 144A (a)	250,000	231,875
8.375%, 8/15/22, 144A	200,000	186,000
NCR Corp.
5.00%, 7/15/22	300,000	286,500
6.375%, 12/15/23	75,000	74,250
Sungard Availability Services Capital, Inc., 144A
8.75%, 4/01/22	125,000	50,000
West Corp., 144A
8.50%, 10/15/25	350,000	290,500
Western Digital Corp.
4.75%, 2/15/26	550,000	504,625

		2,322,150

Office/Business Equipment - 0.6%
CDW LLC / CDW Finance Corp.
5.00%, 9/01/25	350,000	342,563
Pitney Bowes, Inc.
4.375%, 5/15/22	416,000	389,168
4.625%, 3/15/24 (a)	200,000	180,750

		912,481

Semiconductors - 0.1%
STATS ChipPAC Pte Ltd., 144A
8.50%, 11/24/20	100,000	100,900

Software - 3.0%
CDK Global, Inc.
4.875%, 6/01/27	200,000	187,500
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/01/25	370,000	358,900
Infor US, Inc.
6.50%, 5/15/22	706,000	705,117
Informatica LLC, 144A
7.125%, 7/15/23	150,000	151,125
IQVIA, Inc., 144A
5.00%, 10/15/26	400,000	388,500

MSCI, Inc., 144A
5.375%, 5/15/27	354,000	351,653
Nuance Communications, Inc.
5.625%, 12/15/26	200,000	192,560
Open Text Corp., 144A
5.875%, 6/01/26	230,000	232,300
Rackspace Hosting, Inc., 144A
8.625%, 11/15/24 (a)	390,000	330,525
Riverbed Technology, Inc., 144A
8.875%, 3/01/23 (a)	150,000	125,250
Solera LLC / Solera Finance, Inc., 144A
10.50%, 3/01/24	500,000	541,250
TIBCO Software, Inc., 144A
11.375%, 12/01/21	400,000	424,500
Veritas US, Inc. / Veritas Bermuda Ltd., 144A
10.50%, 2/01/24	400,000	292,000

		4,281,180

Utilities - 2.2%
Electric - 1.6%
Calpine Corp.
5.375%, 1/15/23	300,000	285,000
5.50%, 2/01/24	100,000	92,625
5.75%, 1/15/25	550,000	507,375
5.25%, 6/01/26, 144A	360,000	336,150
InterGen NV, 144A
7.00%, 6/30/23	200,000	182,500
NRG Energy, Inc.
6.625%, 1/15/27	321,000	328,197
Talen Energy Supply LLC
4.60%, 12/15/21	50,000	45,875
9.50%, 7/15/22, 144A	131,000	133,292
10.50%, 1/15/26, 144A	400,000	348,500

		2,259,514

Gas - 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	125,000	119,375
5.50%, 5/20/25	250,000	232,188
5.875%, 8/20/26	200,000	187,500
5.75%, 5/20/27	180,000	163,521
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/01/23	200,000	196,200

		898,784

TOTAL CORPORATE BONDS (Cost $148,594,513)		140,085,696

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 7.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c) (Cost $11,300,859)	11,300,859	$11,300,859

CASH EQUIVALENTS - 0.7%
DWS Government Money Market Series “Institutional Shares” , 2.15% (b) (Cost $1,070,991)	1,070,991	1,070,991

TOTAL INVESTMENTS - 106.2% (Cost $160,966,363)		$152,457,546
Other assets and liabilities, net - (6.2%)		(8,878,013)

NET ASSETS - 100.0%		$143,579,533

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 7.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c)
7,697,440	3,603,419	(d)	—	—	—	40,338	—	11,300,859	11,300,859
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares” , 2.15% (b)
—	3,323,461		(2,252,470)	—	—	2,237	—	1,070,991	1,070,991

7,697,440	6,926,880		(2,252,470)	—	—	42,575	—	12,371,850	12,371,850

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $11,005,806, which is 7.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $219,120.

(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$140,085,696	$—	$140,085,696
Short-Term Investments (e)	12,371,850	—	—	12,371,850

TOTAL	$12,371,850	$140,085,696	$—	$152,457,546

(e)	See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

November 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.2%
Basic Materials - 4.7%
Chemicals - 2.4%
Ashland LLC
4.75%, 8/15/22	$350,000	$348,687
Blue Cube Spinco LLC
9.75%, 10/15/23	225,000	252,324
10.00%, 10/15/25	175,000	200,812
CF Industries, Inc.
7.125%, 5/01/20	175,000	182,219
3.45%, 6/01/23	250,000	234,375
Chemours Co.
6.625%, 5/15/23	419,000	426,333
Huntsman International LLC
4.875%, 11/15/20	400,000	405,500
Momentive Performance Materials, Inc.
3.88%, 10/24/21	350,000	376,250
Platform Specialty Products Corp., 144A
6.50%, 2/01/22	300,000	306,750
PolyOne Corp.
5.25%, 3/15/23	225,000	225,563
PQ Corp., 144A
6.75%, 11/15/22	56,000	58,380
WR Grace & Co.-Conn, 144A
5.125%, 10/01/21	300,000	302,910

		3,320,103

Iron/Steel - 0.5%
Steel Dynamics, Inc.
5.125%, 10/01/21	300,000	301,125
5.25%, 4/15/23	410,000	411,025

		712,150

Mining - 1.8%
Alcoa Nederland Holding BV, 144A
6.75%, 9/30/24	240,000	249,000
Freeport-McMoRan, Inc.
3.10%, 3/15/20	300,000	296,250
4.00%, 11/14/21	250,000	244,375
3.55%, 3/01/22	650,000	619,938
6.875%, 2/15/23	250,000	261,250
3.875%, 3/15/23	655,000	611,606
Teck Resources Ltd., 144A
8.50%, 6/01/24	200,000	217,540

		2,499,959

Communications - 21.6%
Advertising - 0.9%
Lamar Media Corp.
5.00%, 5/01/23	450,000	451,125
5.375%, 1/15/24	100,000	101,250
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.25%, 2/15/22	481,000	482,552
5.625%, 2/15/24	150,000	150,563

		1,185,490

Internet - 2.5%
Match Group, Inc., 144A
5.00%, 12/15/27	131,000	122,157
Netflix, Inc.
5.375%, 2/01/21	190,000	194,750
5.50%, 2/15/22	250,000	256,250
5.75%, 3/01/24	125,000	127,812
5.875%, 2/15/25	250,000	255,625
4.375%, 11/15/26 (a)	350,000	323,792
4.875%, 4/15/28	562,000	519,850
6.375%, 5/15/29, 144A	300,000	304,500
Symantec Corp.
4.20%, 9/15/20	300,000	301,680
3.95%, 6/15/22	125,000	122,064
VeriSign, Inc.
4.625%, 5/01/23	20,000	20,050
5.25%, 4/01/25	150,000	151,313
4.75%, 7/15/27	325,000	311,188
Zayo Group LLC / Zayo Capital, Inc.
6.00%, 4/01/23	500,000	500,000

		3,511,031

Media - 10.1%
AMC Networks, Inc.
4.75%, 12/15/22	200,000	197,750
5.00%, 4/01/24	425,000	409,594
4.75%, 8/01/25	180,000	167,857
Cable One, Inc., 144A
5.75%, 6/15/22	132,000	133,815
Cablevision Systems Corp.
8.00%, 4/15/20	150,000	156,375
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 3/15/21	200,000	200,375
5.25%, 9/30/22	500,000	502,812
4.00%, 3/01/23, 144A	30,000	28,641
5.125%, 5/01/23, 144A	900,000	896,625
5.75%, 9/01/23	280,000	282,100
5.75%, 1/15/24	342,000	344,633
5.875%, 4/01/24, 144A	550,000	556,187
5.75%, 2/15/26, 144A	800,000	802,008

Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/22	700,000	714,210
CSC Holdings LLC
6.75%, 11/15/21	393,000	412,650
5.125%, 12/15/21, 144A	300,000	299,625
5.125%, 12/15/21, 144A	150,000	149,812
10.125%, 1/15/23, 144A	400,000	434,040
5.375%, 7/15/23, 144A	400,000	398,000
6.625%, 10/15/25, 144A	290,000	302,290
10.875%, 10/15/25, 144A	580,000	669,900
5.50%, 5/15/26, 144A	500,000	485,469
DISH DBS Corp.
5.125%, 5/01/20	350,000	350,438
Nexstar Broadcasting, Inc.
5.875%, 11/15/22	98,000	99,225
Quebecor Media, Inc.
5.75%, 1/15/23	400,000	410,400
Sinclair Television Group, Inc.
5.375%, 4/01/21	375,000	375,938
Sirius XM Radio, Inc.
3.875%, 8/01/22, 144A	525,000	508,982
4.625%, 5/15/23, 144A	150,000	146,100
6.00%, 7/15/24, 144A	450,000	461,813
5.375%, 4/15/25, 144A	234,000	231,075
5.375%, 7/15/26, 144A	400,000	389,920
TEGNA, Inc.
6.375%, 10/15/23	445,000	459,463
Tribune Media Co.
5.875%, 7/15/22	450,000	457,875
Unitymedia GmbH, 144A
6.125%, 1/15/25	400,000	409,876
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 144A
5.00%, 1/15/25	50,000	50,500
Videotron Ltd.
5.00%, 7/15/22	205,000	204,744
5.375%, 6/15/24, 144A	300,000	300,375
5.125%, 4/15/27, 144A	75,000	71,250
Virgin Media Secured Finance PLC
5.25%, 1/15/21	200,000	203,000
5.50%, 1/15/25, 144A	200,000	193,375

		13,869,117

Telecommunications - 8.1%
CenturyLink, Inc.
Series V, 5.625%, 4/01/20	50,000	50,563
Series S, 6.45%, 6/15/21	500,000	513,125
Series T, 5.80%, 3/15/22	500,000	499,375
CommScope, Inc., 144A
5.00%, 6/15/21	200,000	199,050
Hughes Satellite Systems Corp.
7.625%, 6/15/21	350,000	366,957
Inmarsat Finance PLC, 144A
4.875%, 5/15/22	350,000	338,625
Intelsat Jackson Holdings SA
9.50%, 9/30/22, 144A	250,000	289,375
8.00%, 2/15/24, 144A	350,000	367,080
Level 3 Financing, Inc.
6.125%, 1/15/21	216,000	217,277
5.375%, 8/15/22	600,000	600,000
5.625%, 2/01/23	100,000	100,200
5.125%, 5/01/23	280,000	277,900
Level 3 Parent LLC
5.75%, 12/01/22	200,000	200,500
Nokia OYJ
3.375%, 6/12/22	175,000	166,469
4.375%, 6/12/27	150,000	140,483
Qwest Corp.
6.75%, 12/01/21	225,000	235,023
Sable International Finance Ltd., 144A
6.875%, 8/01/22	200,000	206,100
Sprint Communications, Inc.
7.00%, 3/01/20, 144A	411,000	425,899
7.00%, 8/15/20	475,000	492,812
Sprint Corp.
7.25%, 9/15/21	800,000	836,000
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	325,000	318,820
T-Mobile USA, Inc.
6.00%, 3/01/23	400,000	409,804
6.50%, 1/15/24	350,000	361,375
6.00%, 4/15/24	350,000	358,312
6.375%, 3/01/25	660,000	680,625
5.125%, 4/15/25	500,000	497,500
6.50%, 1/15/26	575,000	598,000
4.50%, 2/01/26	200,000	187,940
5.375%, 4/15/27	325,000	316,875
4.75%, 2/01/28	450,000	417,285

VEON Holdings BV
3.95%, 6/16/21, 144A	300,000	291,450
7.504%, 3/01/22, 144A	200,000	216,898

		11,177,697

Consumer, Cyclical - 12.6%
Airlines - 0.3%
Air Canada, 144A
7.75%, 4/15/21	150,000	159,000
American Airlines Group, Inc., 144A
4.625%, 3/01/20	200,000	200,500
United Continental Holdings, Inc.
4.25%, 10/01/22 (a)	120,000	117,750

		477,250

Apparel - 0.3%
Hanesbrands, Inc., 144A
4.625%, 5/15/24	250,000	241,875
Levi Strauss & Co.
5.00%, 5/01/25	200,000	200,000

		441,875

Auto Manufacturers - 1.0%
Allison Transmission, Inc., 144A
5.00%, 10/01/24	350,000	338,187
Fiat Chrysler Automobiles NV
4.50%, 4/15/20	900,000	904,500
5.25%, 4/15/23 (a)	100,000	100,450

		1,343,137

Auto Parts & Equipment - 0.6%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	164,000	164,410
Dana, Inc.
5.50%, 12/15/24 (a)	225,000	215,437
Goodyear Tire & Rubber Co.
5.125%, 11/15/23 (a)	472,000	465,805

		845,652

Distribution/Wholesale - 0.4%
HD Supply, Inc., 144A
5.375%, 10/15/26	300,000	291,090
LKQ Corp.
4.75%, 5/15/23	227,000	217,353

		508,443

Entertainment - 1.0%
Cinemark USA, Inc.
5.125%, 12/15/22	247,000	246,383
4.875%, 6/01/23	200,000	195,500
International Game Technology PLC, 144A
6.25%, 2/15/22	450,000	465,750
Live Nation Entertainment, Inc., 144A
4.875%, 11/01/24	170,000	164,900
Six Flags Entertainment Corp., 144A
4.875%, 7/31/24	340,000	326,400

		1,398,933

Food Service - 0.8%
Aramark Services, Inc.
5.125%, 1/15/24	391,000	393,933
5.00%, 4/01/25, 144A	125,000	124,715
4.75%, 6/01/26	300,000	286,500
5.00%, 2/01/28, 144A	300,000	285,750

		1,090,898

Home Builders - 2.0%
Brookfield Residential Properties, Inc., 144A
6.50%, 12/15/20	249,000	249,000
KB Home
7.00%, 12/15/21	200,000	207,250
Lennar Corp.
4.75%, 4/01/21	105,000	105,787
4.125%, 1/15/22	100,000	97,750
4.875%, 12/15/23	600,000	588,750
4.50%, 4/30/24	100,000	96,000
5.875%, 11/15/24	183,000	184,144
4.75%, 5/30/25	70,000	66,675
4.75%, 11/29/27	250,000	230,938
PulteGroup, Inc.
4.25%, 3/01/21	270,000	271,012
Taylor Morrison Communities, Inc.
6.625%, 5/15/22	150,000	151,125
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A
5.25%, 4/15/21	217,000	216,794
Toll Brothers Finance Corp.
5.875%, 2/15/22	150,000	153,562
4.375%, 4/15/23	125,000	120,819

		2,739,606

Housewares - 0.1%
Scotts Miracle-Gro Co.
6.00%, 10/15/23	150,000	152,625

Leisure Time - 0.2%
NCL Corp. Ltd., 144A
4.75%, 12/15/21	204,000	205,020

Lodging - 3.1%
Boyd Gaming Corp.
6.875%, 5/15/23	250,000	260,000
Hilton Domestic Operating Co., Inc.
4.25%, 9/01/24	180,000	172,107
5.125%, 5/01/26, 144A	550,000	539,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/01/25	280,000	270,900
4.875%, 4/01/27	350,000	335,125
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A
6.75%, 11/15/21	250,000	256,875
MGM Resorts International
5.25%, 3/31/20	200,000	203,000
6.75%, 10/01/20	383,000	400,043
6.625%, 12/15/21	650,000	682,500
7.75%, 3/15/22	225,000	242,437
6.00%, 3/15/23	350,000	356,563
Wyndham Destinations, Inc.
4.25%, 3/01/22	300,000	290,250
5.75%, 4/01/27	150,000	138,953
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A
4.25%, 5/30/23	180,000	171,675

		4,319,428

Retail - 2.8%
1011778 BC ULC / New Red Finance, Inc.
4.625%, 1/15/22, 144A	480,000	478,800
4.25%, 5/15/24, 144A	500,000	473,750
Group 1 Automotive, Inc.
5.00%, 6/01/22	175,000	171,281
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/01/24, 144A	300,000	296,625
5.25%, 6/01/26, 144A	400,000	393,248
4.75%, 6/01/27, 144A	294,000	276,298
L Brands, Inc.
5.625%, 2/15/22	200,000	205,000
5.625%, 10/15/23	150,000	151,687
6.694%, 1/15/27	200,000	190,500
Michaels Stores, Inc., 144A
5.875%, 12/15/20	283,000	283,354
Penske Automotive Group, Inc.
5.75%, 10/01/22	150,000	151,500
QVC, Inc.
5.125%, 7/02/22	150,000	152,038
4.375%, 3/15/23	200,000	194,306
4.85%, 4/01/24	155,000	152,082
4.45%, 2/15/25	300,000	283,808

		3,854,277

Consumer, Non-cyclical - 17.9%
Commercial Services - 3.0%
ADT Security Corp.
6.25%, 10/15/21	45,000	46,744
3.50%, 7/15/22	485,000	455,900
4.125%, 6/15/23 (a)	300,000	280,500
Gartner, Inc., 144A
5.125%, 4/01/25	326,000	322,332
Herc Rentals, Inc.
7.50%, 6/01/22, 144A	197,000	207,342
7.75%, 6/01/24, 144A (a)	174,000	184,757
Nielsen Co. Luxembourg SARL, 144A
5.50%, 10/01/21	350,000	352,079
Service Corp. International
5.375%, 1/15/22	68,000	68,467
5.375%, 5/15/24	325,000	327,844
4.625%, 12/15/27	220,000	205,700
United Rentals North America, Inc.
4.625%, 7/15/23	450,000	448,875
5.75%, 11/15/24	100,000	99,750
5.50%, 7/15/25	268,000	261,468
4.625%, 10/15/25	500,000	464,225
5.875%, 9/15/26	200,000	195,000
WEX, Inc., 144A
4.75%, 2/01/23	150,000	148,530

		4,069,513

Cosmetics/Personal Care - 0.4%
Edgewell Personal Care Co.
4.70%, 5/24/22	310,000	303,413

First Quality Finance Co., Inc., 144A
4.625%, 5/15/21	216,000	212,490

		515,903

Food - 1.3%
B&G Foods, Inc.
4.625%, 6/01/21	200,000	197,250
Barry Callebaut Services NV, 144A
5.50%, 6/15/23	200,000	209,250
Darling Ingredients, Inc.
5.375%, 1/15/22	180,000	180,450
JBS USA LUX SA / JBS USA Finance, Inc., 144A
7.25%, 6/01/21	250,000	254,062
Lamb Weston Holdings, Inc.
4.625%, 11/01/24, 144A	325,000	314,844
4.875%, 11/01/26, 144A	285,000	278,659
TreeHouse Foods, Inc., 144A
6.00%, 2/15/24 (a)	225,000	223,313
US Foods, Inc., 144A
5.875%, 6/15/24	180,000	179,325

		1,837,153

Healthcare-Products - 0.9%
Hill-Rom Holdings, Inc., 144A
5.75%, 9/01/23	150,000	153,562
Hologic, Inc., 144A
4.375%, 10/15/25	500,000	477,500
Kinetic Concepts, Inc. / KCI USA, Inc., 144A
7.875%, 2/15/21	230,000	234,312
Teleflex, Inc.
4.875%, 6/01/26	334,000	325,136
4.625%, 11/15/27	50,000	47,188

		1,237,698

Healthcare-Services - 10.5%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	300,000	296,499
Centene Corp.
5.625%, 2/15/21	470,000	477,379
4.75%, 5/15/22	225,000	226,687
6.125%, 2/15/24	500,000	521,200
4.75%, 1/15/25	395,000	393,519
5.375%, 6/01/26, 144A	700,000	706,125
Charles River Laboratories International, Inc., 144A
5.50%, 4/01/26	150,000	150,375
DaVita, Inc.
5.75%, 8/15/22	400,000	406,500
Encompass Health Corp.
5.75%, 11/01/24	376,000	375,530
HCA Healthcare, Inc.
6.25%, 2/15/21	413,000	427,455
HCA, Inc.
6.50%, 2/15/20	950,000	978,500
7.50%, 2/15/22	755,000	817,287
5.875%, 3/15/22	600,000	625,050
4.75%, 5/01/23	525,000	526,313
5.875%, 5/01/23	350,000	363,125
5.00%, 3/15/24	500,000	502,500
5.375%, 2/01/25	875,000	882,656
5.25%, 4/15/25	500,000	506,250
5.875%, 2/15/26	525,000	542,062
5.25%, 6/15/26	550,000	555,500
5.375%, 9/01/26	350,000	347,375
4.50%, 2/15/27	400,000	385,000
MEDNAX, Inc., 144A
5.25%, 12/01/23	200,000	198,000
Molina Healthcare, Inc.
5.375%, 11/15/22	200,000	200,450
Select Medical Corp.
6.375%, 6/01/21	200,000	202,190
Tenet Healthcare Corp.
6.00%, 10/01/20	150,000	153,413
4.50%, 4/01/21	550,000	547,360
4.375%, 10/01/21	490,000	486,325
7.50%, 1/01/22, 144A	320,000	332,400
4.625%, 7/15/24	700,000	670,250
WellCare Health Plans, Inc.
5.25%, 4/01/25	400,000	398,000
5.375%, 8/15/26, 144A	250,000	248,795

		14,450,070

Household Products/Wares - 0.5%
Prestige Brands, Inc., 144A
5.375%, 12/15/21	125,000	124,219
Spectrum Brands, Inc.
6.625%, 11/15/22	200,000	204,600
5.75%, 7/15/25	329,000	312,961

		641,780

Pharmaceuticals - 1.3%
Bausch Health Cos., Inc.
6.50%, 3/15/22, 144A	460,000	475,428
7.00%, 3/15/24, 144A	750,000	786,563
Elanco Animal Health, Inc.
4.272%, 8/28/23, 144A	350,000	347,719
4.90%, 8/28/28, 144A	250,000	251,955

		1,861,665

Diversified - 0.2%
Holding Companies-Diversified - 0.2%
Spectrum Brands Holdings, Inc.
7.75%, 1/15/22	200,000	204,500

Energy - 15.7%
Coal - 0.1%
Peabody Energy Corp., 144A
6.00%, 3/31/22 (a)	175,000	173,578

Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC, 144A
4.25%, 1/31/23	200,000	190,750

Oil & Gas - 9.1%
Aker BP ASA
6.00%, 7/01/22, 144A	100,000	100,500
5.875%, 3/31/25, 144A	150,000	150,375
Antero Resources Corp.
5.375%, 11/01/21	725,000	724,094
5.625%, 6/01/23	40,000	39,800
5.00%, 3/01/25 (a)	425,000	405,344
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23 (a)	225,000	215,437
Chesapeake Energy Corp.
6.625%, 8/15/20	287,000	288,794
CNX Resources Corp.
5.875%, 4/15/22	400,000	392,500
Continental Resources, Inc.
5.00%, 9/15/22	460,000	460,376
4.50%, 4/15/23	600,000	587,153
3.80%, 6/01/24	250,000	236,249
4.375%, 1/15/28	410,000	386,291
Diamondback Energy, Inc.
4.75%, 11/01/24, 144A	350,000	340,812
4.75%, 11/01/24	86,000	83,742
5.375%, 5/31/25	300,000	297,375
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 1/30/26, 144A	150,000	154,875
5.75%, 1/30/28, 144A	205,000	211,662
Hilcorp Energy I LP / Hilcorp Finance Co., 144A
5.00%, 12/01/24	150,000	136,875
Matador Resources Co., 144A
5.875%, 9/15/26	350,000	333,375
MEG Energy Corp., 144A
6.50%, 1/15/25	230,000	235,462
Murphy Oil Corp.
4.00%, 6/01/22 (a)	200,000	190,963
4.45%, 12/01/22	250,000	240,646
6.875%, 8/15/24	150,000	153,154
5.75%, 8/15/25	190,000	183,711
Nabors Industries, Inc.
5.00%, 9/15/20	300,000	298,435
4.625%, 9/15/21	200,000	187,020
Newfield Exploration Co.
5.75%, 1/30/22	150,000	153,563
5.625%, 7/01/24	500,000	512,500
5.375%, 1/01/26	195,000	194,756
Oasis Petroleum, Inc.
6.875%, 3/15/22	337,000	334,051
Parsley Energy LLC / Parsley Finance Corp.
6.25%, 6/01/24, 144A	215,000	215,538
5.375%, 1/15/25, 144A	250,000	240,625
5.25%, 8/15/25, 144A	350,000	332,500
QEP Resources, Inc.
5.375%, 10/01/22	200,000	199,750
5.25%, 5/01/23	200,000	192,000
Range Resources Corp.
5.75%, 6/01/21	150,000	150,188
5.00%, 3/15/23	402,000	380,141
Seven Generations Energy Ltd.
6.75%, 5/01/23, 144A (a)	200,000	201,750
6.875%, 6/30/23, 144A	200,000	201,000
5.375%, 9/30/25, 144A	200,000	186,750
SM Energy Co.
6.125%, 11/15/22	150,000	148,125
Southwestern Energy Co.
4.10%, 3/15/22	250,000	241,875

Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	350,000	342,125
Whiting Petroleum Corp.
5.75%, 3/15/21	275,000	272,938
6.25%, 4/01/23	150,000	148,140
WPX Energy, Inc.
6.00%, 1/15/22	389,000	391,918
5.25%, 9/15/24	200,000	191,000
5.75%, 6/01/26 (a)	200,000	193,000

		12,459,253

Pipelines - 6.3%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A
6.125%, 11/15/22	250,000	248,750
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24	400,000	432,000
5.875%, 3/31/25	650,000	671,125
5.125%, 6/30/27	475,000	461,344
Cheniere Energy Partners LP
5.25%, 10/01/25	500,000	488,750
5.625%, 10/01/26, 144A	361,000	351,975
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/01/23	90,000	89,775
5.75%, 4/01/25	250,000	241,250
DCP Midstream Operating LP
4.75%, 9/30/21, 144A	300,000	300,000
3.875%, 3/15/23	150,000	144,375
5.375%, 7/15/25	176,000	176,660
Energy Transfer LP
7.50%, 10/15/20	325,000	343,687
4.25%, 3/15/23	325,000	318,094
5.875%, 1/15/24	375,000	387,154
5.50%, 6/01/27	400,000	400,000
EnLink Midstream Partners LP
4.40%, 4/01/24	250,000	238,780
4.85%, 7/15/26	306,000	279,753
Genesis Energy LP / Genesis Energy Finance Corp.
6.75%, 8/01/22	300,000	299,250
NGPL PipeCo LLC, 144A
4.875%, 8/15/27	350,000	335,562
NuStar Logistics LP
4.80%, 9/01/20	220,000	217,158
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.75%, 10/01/23, 144A	125,000	123,750
5.50%, 9/15/24, 144A	210,000	211,575
5.50%, 1/15/28, 144A	350,000	344,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.25%, 5/01/23	350,000	350,000
4.25%, 11/15/23	150,000	142,687
6.75%, 3/15/24	295,000	304,956
5.875%, 4/15/26, 144A	350,000	350,000
5.375%, 2/01/27	350,000	337,750
5.00%, 1/15/28	145,000	134,373

		8,725,283

Financial - 7.6%
Banks - 0.9%
CIT Group, Inc.
4.125%, 3/09/21	250,000	250,000
5.00%, 8/15/22	325,000	327,041
5.00%, 8/01/23	361,000	362,805
4.75%, 2/16/24	200,000	195,876
5.25%, 3/07/25	100,000	100,730

		1,236,452

Diversified Financial Services - 3.3%
Ally Financial, Inc.
8.00%, 3/15/20	400,000	420,836
7.50%, 9/15/20	500,000	527,970
5.125%, 9/30/24	350,000	355,355
4.625%, 3/30/25	350,000	344,312
5.75%, 11/20/25	350,000	359,188
Jefferies Finance LLC / JFIN Co-Issuer Corp., 144A
7.375%, 4/01/20	150,000	151,125
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A
5.25%, 3/15/22	253,000	251,102
Lincoln Finance Ltd., 144A
7.375%, 4/15/21	100,000	102,625
Lions Gate Capital Holdings LLC, 144A
5.875%, 11/01/24	200,000	202,500

Navient Corp.
Series MTN, 8.00%, 3/25/20	341,000	352,935
5.00%, 10/26/20	300,000	297,750
5.875%, 3/25/21	200,000	199,150
Springleaf Finance Corp.
5.25%, 12/15/19	300,000	301,875
8.25%, 12/15/20	275,000	291,033
7.75%, 10/01/21	200,000	210,000
Vantiv LLC / Vanitv Issuer Corp., 144A
4.375%, 11/15/25	120,000	112,200

		4,479,956

Insurance - 0.1%
Radian Group, Inc.
4.50%, 10/01/24	150,000	142,500

Real Estate - 0.1%
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A
5.25%, 12/01/21	150,000	146,250

Real Estate Investment Trusts - 2.5%
CyrusOne LP / CyrusOne Finance Corp.
5.00%, 3/15/24	200,000	199,000
Equinix, Inc.
5.375%, 1/01/22	620,000	629,883
5.75%, 1/01/25	325,000	332,247
5.875%, 1/15/26	250,000	254,375
Iron Mountain, Inc., 144A
4.375%, 6/01/21	550,000	545,875
iStar, Inc.
4.625%, 9/15/20	150,000	149,062
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24	335,000	339,556
MPT Operating Partnership LP / MPT Finance Corp.
6.375%, 3/01/24	150,000	156,000
SBA Communications Corp.
4.00%, 10/01/22	450,000	436,500
Starwood Property Trust, Inc.
3.625%, 2/01/21, 144A	150,000	145,875
5.00%, 12/15/21	300,000	300,338

		3,488,711

Venture Capital - 0.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.00%, 8/01/20	578,000	583,058
5.875%, 2/01/22	424,000	427,044

		1,010,102

Industrial - 9.0%
Aerospace/Defense - 2.3%
Arconic, Inc.
6.15%, 8/15/20	345,000	356,620
5.40%, 4/15/21	300,000	305,325
5.87%, 2/23/22 (a)	450,000	459,675
5.125%, 10/01/24	300,000	291,937
Bombardier, Inc.
7.75%, 3/15/20, 144A	400,000	409,000
8.75%, 12/01/21, 144A	400,000	414,000
KLX, Inc., 144A
5.875%, 12/01/22	200,000	205,925
TransDigm, Inc.
5.50%, 10/15/20	275,000	275,259
6.00%, 7/15/22	400,000	401,000

		3,118,741

Building Materials - 0.2%
Standard Industries, Inc., 144A
5.50%, 2/15/23	150,000	147,563
USG Corp., 144A
4.875%, 6/01/27	175,000	175,656

		323,219

Electrical Components & Equipment - 0.1%
Energizer Holdings, Inc., 144A
5.50%, 6/15/25	200,000	184,546

Electronics - 0.3%
Sensata Technologies BV
4.875%, 10/15/23, 144A	250,000	245,938
5.625%, 11/01/24, 144A	100,000	100,625

		346,563

Engineering & Construction - 0.3%
AECOM
5.875%, 10/15/24	335,000	337,512
MasTec, Inc.
4.875%, 3/15/23	125,000	121,719

		459,231

Environmental Control - 0.2%
Clean Harbors, Inc.
5.125%, 6/01/21	300,000	301,308

Machinery-Diversified - 0.1%
Welbilt, Inc.
9.50%, 2/15/24	150,000	161,437

Packaging & Containers - 4.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 9/15/22, 144A	250,000	242,200
4.625%, 5/15/23, 144A	300,000	292,500
Ball Corp.
4.375%, 12/15/20	514,000	518,626
5.00%, 3/15/22	200,000	205,000
4.00%, 11/15/23	100,000	97,750
5.25%, 7/01/25	550,000	559,625
4.875%, 3/15/26	200,000	197,500
Berry Global, Inc.
5.50%, 5/15/22	175,000	175,656
5.125%, 7/15/23	350,000	348,031
4.50%, 2/15/26, 144A	200,000	188,500
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	305,000	300,882
Graphic Packaging International LLC
4.75%, 4/15/21	227,000	227,284
Owens-Brockway Glass Container, Inc., 144A
5.00%, 1/15/22	170,000	169,788
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/20	920,652	920,652
5.125%, 7/15/23, 144A	575,000	562,063
Sealed Air Corp.
5.125%, 12/01/24, 144A	225,000	220,500
5.50%, 9/15/25, 144A	300,000	297,000

		5,523,557

Transportation - 0.5%
XPO Logistics, Inc.
6.50%, 6/15/22, 144A (a)	449,000	458,541
6.125%, 9/01/23, 144A	150,000	151,500

		610,041

Trucking & Leasing - 1.0%
Avolon Holdings Funding Ltd.
5.50%, 1/15/23, 144A	150,000	150,750
5.125%, 10/01/23, 144A	300,000	299,625
Park Aerospace Holdings Ltd.
5.25%, 8/15/22, 144A	600,000	602,250
4.50%, 3/15/23, 144A	320,000	312,000

		1,364,625

Technology - 5.5%
Computers - 1.8%
Dell International LLC / EMC Corp.
5.875%, 6/15/21, 144A	717,000	728,783
7.125%, 6/15/24, 144A	548,000	573,214
Dell, Inc.
4.625%, 4/01/21 (a)	100,000	99,552
EMC Corp.
2.65%, 6/01/20	435,000	423,703
3.375%, 6/01/23	350,000	316,690
Leidos Holdings, Inc.
4.45%, 12/01/20	200,000	201,500
NCR Corp.
4.625%, 2/15/21	200,000	197,500

		2,540,942

Office/Business Equipment - 0.4%
CDW LLC / CDW Finance Corp.
5.00%, 9/01/23	150,000	150,563
5.50%, 12/01/24	200,000	200,750
Pitney Bowes, Inc.
3.875%, 10/01/21	200,000	192,250

		543,563

Semiconductors - 0.1%
Amkor Technology, Inc.
6.375%, 10/01/22	161,000	162,204

Software - 3.2%
CDK Global, Inc.
5.00%, 10/15/24	180,000	179,100
First Data Corp.
5.375%, 8/15/23, 144A	565,000	569,944
7.00%, 12/01/23, 144A	975,000	1,009,125
5.00%, 1/15/24, 144A	646,000	639,508
5.75%, 1/15/24, 144A	700,000	705,250
Infor US, Inc., 144A
5.75%, 8/15/20	200,000	201,744

IQVIA, Inc., 144A
4.875%, 5/15/23	270,000	270,337
MSCI, Inc., 144A
5.25%, 11/15/24	500,000	503,750
Open Text Corp., 144A
5.625%, 1/15/23	270,000	275,400

		4,354,158

Utilities - 3.4%
Electric - 3.4%
AES Corp.
4.00%, 3/15/21	100,000	98,750
4.50%, 3/15/23	50,000	49,750
4.875%, 5/15/23	410,000	408,462
5.50%, 4/15/25	185,000	187,312
6.00%, 5/15/26	225,000	232,875
5.125%, 9/01/27	100,000	98,750
Calpine Corp.
6.00%, 1/15/22, 144A	250,000	251,250
5.875%, 1/15/24, 144A	200,000	200,500
Clearway Energy Operating LLC
5.375%, 8/15/24	170,000	161,925
5.75%, 10/15/25, 144A	225,000	217,125
NextEra Energy Operating Partners LP
4.25%, 9/15/24, 144A	300,000	283,875
4.50%, 9/15/27, 144A	105,000	96,731
NRG Energy, Inc.
6.25%, 5/01/24	350,000	359,188
7.25%, 5/15/26	300,000	318,375
5.75%, 1/15/28	256,000	250,560
Vistra Energy Corp.
7.375%, 11/01/22	505,000	525,200
5.875%, 6/01/23	200,000	203,250
7.625%, 11/01/24	342,000	364,230
Vistra Operations Co. LLC, 144A
5.50%, 9/01/26	375,000	370,313

		4,678,421

TOTAL CORPORATE BONDS (Cost $138,461,899)		135,196,364

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 1.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c) (Cost $2,431,836)	2,431,836	$2,431,836

CASH EQUIVALENTS - 2.2%
DWS Government Money Market Series “Institutional Shares” , 2.15% (b) (Cost $3,009,203)	3,009,203	3,009,203

TOTAL INVESTMENTS - 102.2% (Cost $143,902,938)		$140,637,403
Other assets and liabilities, net - (2.2%)		(2,914,022)

NET ASSETS - 100.0%		$137,723,381

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 1.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c)
2,990,054	—	(558,218	) (d)	—	—	3,716	—	2,431,836	2,431,836
CASH EQUIVALENTS — 2.2%
DWS Government Money Market Series “Institutional Shares” , 2.15% (b)
—	4,845,736	(1,836,533)		—	—	5,145	—	3,009,203	3,009,203

2,990,054	4,845,736	(2,394,751)		—	—	8,861	—	5,441,039	5,441,039

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $2,345,426, which is 1.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$135,196,364	$—	$135,196,364
Short-Term Investments (e)	5,441,039	—	—	5,441,039

TOTAL	$5,441,039	$135,196,364	$—	$140,637,403

(e)	See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

November 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.6%
Basic Materials - 6.3%
Chemicals - 3.3%
Ashland LLC
4.75%, 8/15/22	$130,000	$129,512
CF Industries, Inc.
7.125%, 5/01/20	317,000	330,076
Chemours Co.
6.625%, 5/15/23 (a)	125,000	127,187
Hexion, Inc.
6.625%, 4/15/20	225,000	186,750
10.375%, 2/01/22, 144A	25,000	20,938
Huntsman International LLC
4.875%, 11/15/20	135,000	136,856
Momentive Performance Materials, Inc.
3.88%, 10/24/21	50,000	53,750
NOVA Chemicals Corp., 144A
5.25%, 8/01/23	100,000	96,875
OCI NV, 144A
6.625%, 4/15/23	44,000	44,825
Perstorp Holding AB, 144A
11.00%, 9/30/21	75,000	80,063
Platform Specialty Products Corp., 144A
6.50%, 2/01/22	100,000	102,250
PolyOne Corp.
5.25%, 3/15/23	100,000	100,250
WR Grace & Co.-Conn, 144A
5.125%, 10/01/21	125,000	126,213

		1,535,545

Iron/Steel - 0.9%
AK Steel Corp.
7.625%, 10/01/21	150,000	144,000
Allegheny Technologies, Inc.
5.95%, 1/15/21	36,000	35,910
7.875%, 8/15/23	60,000	62,775
Steel Dynamics, Inc.
5.125%, 10/01/21	150,000	150,562

		393,247

Mining - 2.1%
Aleris International, Inc., 144A
10.75%, 7/15/23	50,000	52,125
FMG Resources August 2006 Pty Ltd., 144A
4.75%, 5/15/22	189,000	182,149
Freeport-McMoRan, Inc.
4.00%, 11/14/21	100,000	97,750
3.55%, 3/01/22	200,000	190,750
6.875%, 2/15/23	100,000	104,500
3.875%, 3/15/23	200,000	186,750
Joseph T Ryerson & Son, Inc., 144A
11.00%, 5/15/22	150,000	160,125

		974,149

Communications - 22.3%
Advertising - 0.3%
Acosta, Inc., 144A
7.75%, 10/01/22	68,000	18,700
Lamar Media Corp.
5.00%, 5/01/23	60,000	60,150
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.25%, 2/15/22	75,000	75,242

		154,092

Internet - 1.8%
Netflix, Inc.
5.375%, 2/01/21	225,000	230,625
5.50%, 2/15/22	25,000	25,625
Symantec Corp.
4.20%, 9/15/20	100,000	100,560
3.95%, 6/15/22	100,000	97,651
VeriSign, Inc.
4.625%, 5/01/23	100,000	100,250
Zayo Group LLC / Zayo Capital, Inc.
6.00%, 4/01/23	250,000	250,000

		804,711

Media - 8.8%
Altice Financing SA, 144A
6.625%, 2/15/23	200,000	198,000
Altice Luxembourg SA, 144A
7.75%, 5/15/22	325,000	310,781
AMC Networks, Inc.
4.75%, 12/15/22	75,000	74,156
Cablevision Systems Corp.
8.00%, 4/15/20	89,000	92,782
5.875%, 9/15/22	25,000	25,062
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 9/30/22	335,000	336,884
4.00%, 3/01/23, 144A	245,000	233,901
Clear Channel Worldwide Holdings, Inc.
Series B, 7.625%, 3/15/20	225,000	225,563
Series A, 6.50%, 11/15/22	75,000	76,079
Series B, 6.50%, 11/15/22	225,000	229,568
CSC Holdings LLC
6.75%, 11/15/21	100,000	105,000
5.125%, 12/15/21, 144A	294,000	293,632
5.375%, 7/15/23, 144A	200,000	199,000
DISH DBS Corp.
7.875%, 9/01/19	137,000	140,939
5.125%, 5/01/20	100,000	100,125
6.75%, 6/01/21	200,000	203,750
5.875%, 7/15/22	175,000	167,563
5.00%, 3/15/23	225,000	197,719
Quebecor Media, Inc.
5.75%, 1/15/23	177,000	181,602
Sinclair Television Group, Inc.
5.375%, 4/01/21	100,000	100,250
Sirius XM Radio, Inc., 144A
3.875%, 8/01/22	245,000	237,525
TEGNA, Inc.
6.375%, 10/15/23	100,000	103,250
Tribune Media Co.
5.875%, 7/15/22	116,000	118,030
Univision Communications, Inc., 144A
5.125%, 5/15/23	130,000	122,038

		4,073,199

Telecommunications - 11.4%
Anixter, Inc.
5.125%, 10/01/21	75,000	75,844
CenturyLink, Inc.
Series V, 5.625%, 4/01/20	100,000	101,125
Series S, 6.45%, 6/15/21	125,000	128,281
Series T, 5.80%, 3/15/22	225,000	224,719
CommScope, Inc., 144A
5.00%, 6/15/21	103,000	102,511

Consolidated Communications, Inc.
6.50%, 10/01/22 (a)	40,000	37,500
Frontier Communications Corp.
7.125%, 3/15/19	50,000	50,125
8.75%, 4/15/22	115,000	84,812
10.50%, 9/15/22	195,000	156,975
7.125%, 1/15/23	95,000	61,750
Hughes Satellite Systems Corp.
6.50%, 6/15/19	125,000	126,953
7.625%, 6/15/21	150,000	157,267
Inmarsat Finance PLC, 144A
4.875%, 5/15/22	50,000	48,375
Intelsat Connect Finance SA, 144A
9.50%, 2/15/23	125,000	117,031
Intelsat Jackson Holdings SA
9.50%, 9/30/22, 144A	60,000	69,450
5.50%, 8/01/23	260,000	230,100
Intelsat Luxembourg SA
7.75%, 6/01/21 (a)	215,000	202,100
8.125%, 6/01/23 (a)	85,000	70,550
Level 3 Financing, Inc.
5.375%, 8/15/22	100,000	100,000
5.125%, 5/01/23	50,000	49,625
Level 3 Parent LLC
5.75%, 12/01/22	73,000	73,182
Nokia OYJ
3.375%, 6/12/22	125,000	118,906
Qwest Corp.
6.75%, 12/01/21	125,000	130,569
Sprint Communications, Inc.
7.00%, 3/01/20, 144A	75,000	77,719
7.00%, 8/15/20	455,000	472,062
11.50%, 11/15/21	170,000	197,285
6.00%, 11/15/22	225,000	225,473
Sprint Corp.
7.25%, 9/15/21	200,000	209,000
7.875%, 9/15/23	435,000	458,795
Telecom Italia Capital SA
7.175%, 6/18/19	229,000	233,122
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	134,000	131,452
T-Mobile USA, Inc.
4.00%, 4/15/22	100,000	98,625
6.00%, 3/01/23	70,000	71,716
VEON Holdings BV
3.95%, 6/16/21, 144A	200,000	194,300
7.504%, 3/01/22, 144A	200,000	216,898
Windstream Services LLC / Windstream Finance Corp., 144A
10.50%, 6/30/24	50,000	41,250
WTT Investment Ltd., 144A
5.50%, 11/21/22	112,000	110,198

		5,255,645

Consumer, Cyclical - 11.2%
Airlines - 0.7%
American Airlines Group, Inc.
5.50%, 10/01/19, 144A	100,000	101,125
4.625%, 3/01/20, 144A	163,000	163,407
Virgin Australia Holdings Ltd., 144A
8.50%, 11/15/19	66,000	67,238

		331,770

Auto Manufacturers - 1.3%
Fiat Chrysler Automobiles NV
4.50%, 4/15/20	100,000	100,500
5.25%, 4/15/23	250,000	251,125
Jaguar Land Rover Automotive PLC
4.25%, 11/15/19, 144A	50,000	50,035
3.50%, 3/15/20, 144A (a)	200,000	196,250

		597,910

Auto Parts & Equipment - 0.3%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	50,000	50,125
Goodyear Tire & Rubber Co.
5.125%, 11/15/23	100,000	98,687

		148,812

Distribution/Wholesale - 0.2%
LKQ Corp.
4.75%, 5/15/23	77,000	73,728

Entertainment - 1.4%
Cinemark USA, Inc.
5.125%, 12/15/22	100,000	99,750
4.875%, 6/01/23	68,000	66,470
International Game Technology PLC, 144A
6.25%, 2/15/22	175,000	181,125
Scientific Games International, Inc.
10.00%, 12/01/22	275,000	285,973

		633,318

Home Builders - 1.7%
Beazer Homes USA, Inc.
8.75%, 3/15/22	150,000	152,745
K Hovnanian Enterprises, Inc., 144A
10.00%, 7/15/22	50,000	46,500
KB Home
4.75%, 5/15/19	100,000	100,250
Lennar Corp.
4.50%, 6/15/19	107,000	107,535
4.50%, 11/15/19	25,000	25,156
8.375%, 1/15/21	98,000	105,962
4.125%, 1/15/22	50,000	48,875
4.75%, 11/15/22	50,000	49,832
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A
5.25%, 4/15/21	90,000	89,915
Toll Brothers Finance Corp.
4.375%, 4/15/23	70,000	67,659

		794,429

Home Furnishings - 0.2%
Tempur Sealy International, Inc.
5.625%, 10/15/23	100,000	98,500

Leisure Time - 0.3%
24 Hour Fitness Worldwide, Inc., 144A
8.00%, 6/01/22 (a)	75,000	73,500
Sabre GLBL, Inc., 144A
5.375%, 4/15/23	75,000	75,000

		148,500

Lodging - 2.7%
Boyd Gaming Corp.
6.875%, 5/15/23	125,000	130,000
Diamond Resorts International, Inc., 144A
7.75%, 9/01/23	67,000	65,744
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A
6.75%, 11/15/21	100,000	102,750
MGM Resorts International
8.625%, 2/01/19	11,000	11,120
5.25%, 3/31/20	250,000	253,750
6.625%, 12/15/21	100,000	105,000
7.75%, 3/15/22	75,000	80,812
6.00%, 3/15/23	225,000	229,219
Studio City Co. Ltd., 144A
7.25%, 11/30/21	100,000	102,100
Wyndham Destinations, Inc.
4.25%, 3/01/22	101,000	97,718
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A
4.25%, 5/30/23	60,000	57,225

		1,235,438

Retail - 2.4%
1011778 BC ULC / New Red Finance, Inc., 144A
4.625%, 1/15/22	200,000	199,500
Ferrellgas LP / Ferrellgas Finance Corp.
6.50%, 5/01/21 (a)	60,000	51,450
6.75%, 1/15/22 (a)	60,000	51,150
6.75%, 6/15/23 (a)	50,000	42,250
Group 1 Automotive, Inc.
5.00%, 6/01/22	50,000	48,937
JC Penney Corp., Inc., 144A
5.875%, 7/01/23	66,000	54,945
L Brands, Inc.
6.625%, 4/01/21	50,000	52,500
6.694%, 1/15/27	70,000	66,675
Neiman Marcus Group Ltd. LLC, 144A
8.00%, 10/15/21 (a)	110,000	54,450
PetSmart, Inc., 144A
7.125%, 3/15/23	217,000	146,475
QVC, Inc.
5.125%, 7/02/22	150,000	152,038
Rite Aid Corp., 144A
6.125%, 4/01/23	198,000	171,270

		1,091,640

Storage / Warehousing - 0.0%
Algeco Global Finance PLC, 144A
8.00%, 2/15/23	25,000	24,625

Consumer, Non-cyclical - 19.5%
Commercial Services - 5.2%
ADT Security Corp.
6.25%, 10/15/21	200,000	207,750
4.125%, 6/15/23 (a)	125,000	116,875
Ahern Rentals, Inc., 144A
7.375%, 5/15/23	50,000	45,000
APX Group, Inc.
8.75%, 12/01/20	200,000	192,000
7.875%, 12/01/22	116,000	113,607

Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 4/01/23 (a)	80,000	79,200
Herc Rentals, Inc., 144A
7.50%, 6/01/22	94,000	98,935
Hertz Corp.
5.875%, 10/15/20	190,000	187,910
7.375%, 1/15/21 (a)	82,000	81,405
7.625%, 6/01/22, 144A	120,000	118,200
6.25%, 10/15/22 (a)	40,000	35,300
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A
6.375%, 8/01/23	150,000	149,062
Monitronics International, Inc.
9.125%, 4/01/20	80,000	50,800
Nielsen Co. Luxembourg SARL, 144A
5.50%, 10/01/21	125,000	125,743
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/01/20	50,000	49,860
5.00%, 4/15/22, 144A	251,000	246,080
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A
9.25%, 5/15/23	75,000	79,688
RR Donnelley & Sons Co.
7.875%, 3/15/21	5,000	5,175
Service Corp. International
5.375%, 1/15/22	220,000	221,513
United Rentals North America, Inc.
4.625%, 7/15/23	100,000	99,750
WEX, Inc., 144A
4.75%, 2/01/23	100,000	99,020

		2,402,873

Cosmetics/Personal Care - 0.6%
Avon Products, Inc.
6.60%, 3/15/20	50,000	50,625
7.00%, 3/15/23 (a)	75,000	68,250
Edgewell Personal Care Co.
4.70%, 5/24/22	100,000	97,875
Revlon Consumer Products Corp.
5.75%, 2/15/21 (a)	74,000	60,495

		277,245

Food - 0.6%
B&G Foods, Inc.
4.625%, 6/01/21	50,000	49,312
Darling Ingredients, Inc.
5.375%, 1/15/22	223,000	223,558

		272,870

Healthcare-Products - 1.7%
DJO Finance LLC / DJO Finance Corp., 144A
8.125%, 6/15/21	75,000	78,000
Hill-Rom Holdings, Inc., 144A
5.75%, 9/01/23	80,000	81,900
Kinetic Concepts, Inc. / KCI USA, Inc., 144A
12.50%, 11/01/21	113,000	121,475
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.875%, 4/15/20, 144A (a)	75,000	74,400
5.75%, 8/01/22, 144A (a)	100,000	91,400
5.625%, 10/15/23, 144A (a)	150,000	129,000
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A
6.625%, 5/15/22	160,000	154,800
Sotera Health Holdings LLC, 144A
6.50%, 5/15/23	25,000	24,688

		755,663

Healthcare-Services - 9.0%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	100,000	98,833
Centene Corp.
5.625%, 2/15/21	240,000	243,768
4.75%, 5/15/22 (a)	117,000	117,877
CHS/Community Health Systems, Inc.
5.125%, 8/01/21 (a)	50,000	47,594
6.875%, 2/01/22	267,000	133,553
6.25%, 3/31/23	300,000	279,375
11.00%, 6/30/23, 144A (a)	150,000	122,250
8.125%, 6/30/24, 144A	150,000	116,250
DaVita, Inc.
5.75%, 8/15/22	125,000	127,031
HCA Healthcare, Inc.
6.25%, 2/15/21	200,000	207,000
HCA, Inc.
4.25%, 10/15/19	210,000	210,919
6.50%, 2/15/20	350,000	360,500
5.875%, 3/15/22	300,000	312,525
4.75%, 5/01/23	250,000	250,625
Molina Healthcare, Inc.
5.375%, 11/15/22	50,000	50,112
Quorum Health Corp.
11.625%, 4/15/23 (a)	54,000	53,190
RegionalCare Hospital Partners Holdings, Inc., 144A
8.25%, 5/01/23	95,000	99,453
Surgery Center Holdings, Inc., 144A
8.875%, 4/15/21 (a)	25,000	25,500
Tenet Healthcare Corp.
4.75%, 6/01/20	209,000	209,261
6.00%, 10/01/20	150,000	153,413
4.50%, 4/01/21	100,000	99,520
4.375%, 10/01/21	150,000	148,875
7.50%, 1/01/22, 144A	100,000	103,875
8.125%, 4/01/22	400,000	417,500
6.75%, 6/15/23 (a)	150,000	148,688

		4,137,487

Household Products/Wares - 0.2%
Spectrum Brands, Inc.
6.625%, 11/15/22	100,000	102,300

Pharmaceuticals - 2.2%
Bausch Health Cos., Inc.
5.625%, 12/01/21, 144A	100,000	100,250
6.50%, 3/15/22, 144A	150,000	155,031
5.50%, 3/01/23, 144A	200,000	194,000
5.875%, 5/15/23, 144A	290,000	283,475
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A
6.00%, 7/15/23	200,000	167,028
Endo Finance LLC, 144A
5.75%, 1/15/22	76,000	68,020
Endo Finance LLC / Endo Finco, Inc., 144A
5.375%, 1/15/23	75,000	62,063

		1,029,867

Energy - 12.6%
Energy-Alternate Sources - 0.1%
TerraForm Power Operating LLC, 144A
4.25%, 1/31/23	50,000	47,688

Oil & Gas - 9.2%
Antero Resources Corp.
5.125%, 12/01/22	268,000	263,310
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A
10.00%, 4/01/22	66,000	70,125
Baytex Energy Corp., 144A
5.125%, 6/01/21	50,000	48,125
Bruin E&P Partners LLC, 144A
8.875%, 8/01/23	75,000	70,031
California Resources Corp., 144A
8.00%, 12/15/22 (a)	260,000	200,525
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.50%, 4/15/21 (a)	126,000	113,557
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23 (a)	125,000	119,687
Chesapeake Energy Corp.
6.625%, 8/15/20	78,000	78,487
6.125%, 2/15/21	50,000	49,375
4.875%, 4/15/22 (a)	100,000	93,500
Citgo Holding, Inc., 144A
10.75%, 2/15/20	175,000	181,125
CITGO Petroleum Corp., 144A
6.25%, 8/15/22	80,000	79,700
CNX Resources Corp.
5.875%, 4/15/22	200,000	196,250
Continental Resources, Inc.
4.50%, 4/15/23	245,000	239,754
Denbury Resources, Inc., 144A
9.25%, 3/31/22	125,000	125,312
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75%, 4/01/22	85,000	31,450
MEG Energy Corp., 144A
6.375%, 1/30/23	61,000	57,111
Murphy Oil Corp.
4.45%, 12/01/22	100,000	96,258
Nabors Industries, Inc.
5.00%, 9/15/20	200,000	198,957
4.625%, 9/15/21	50,000	46,755
5.50%, 1/15/23 (a)	50,000	44,235
Newfield Exploration Co.
5.75%, 1/30/22	125,000	127,969
Oasis Petroleum, Inc.
6.875%, 3/15/22	100,000	99,125
QEP Resources, Inc.
5.375%, 10/01/22	100,000	99,875
5.25%, 5/01/23	40,000	38,400
Range Resources Corp.
5.00%, 8/15/22	60,000	57,075
5.00%, 3/15/23	100,000	94,562
Rowan Cos., Inc.
4.875%, 6/01/22	79,000	71,396

Sable Permian Resources Land LLC / AEPB Finance Corp.
7.125%, 11/01/20, 144A (a)	60,000	26,400
13.00%, 11/30/20, 144A	200,000	209,000
7.375%, 11/01/21, 144A (a)	40,000	17,600
Sanchez Energy Corp.
7.75%, 6/15/21 (a)	75,000	22,313
6.125%, 1/15/23 (a)	125,000	31,875
7.25%, 2/15/23, 144A (a)	68,000	58,480
SM Energy Co.
6.125%, 11/15/22	83,000	81,963
Southwestern Energy Co.
4.10%, 3/15/22	97,000	93,848
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	175,000	171,063
Transocean, Inc.
5.80%, 10/15/22 (a)	75,000	69,375
9.00%, 7/15/23, 144A	125,000	128,594
Ultra Resources, Inc., 144A
6.875%, 4/15/22	79,000	40,290
Whiting Petroleum Corp.
5.75%, 3/15/21	60,000	59,550
6.25%, 4/01/23	50,000	49,380
WPX Energy, Inc.
6.00%, 1/15/22	167,000	168,253

		4,220,015

Oil & Gas Services - 0.8%
Bristow Group, Inc.
6.25%, 10/15/22	40,000	20,350
KCA Deutag UK Finance PLC
9.875%, 4/01/22, 144A	75,000	61,875
9.625%, 4/01/23, 144A	50,000	39,875
SESI LLC
7.125%, 12/15/21	85,000	80,538
Weatherford International Ltd.
7.75%, 6/15/21 (a)	100,000	82,500
4.50%, 4/15/22 (a)	100,000	66,500
8.25%, 6/15/23 (a)	50,000	33,250

		384,888

Pipelines - 2.5%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A
6.125%, 11/15/22	100,000	99,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/01/23	100,000	99,750
DCP Midstream Operating LP
3.875%, 3/15/23	100,000	96,250
Energy Transfer LP
7.50%, 10/15/20	118,000	124,785
4.25%, 3/15/23	100,000	97,875
Genesis Energy LP / Genesis Energy Finance Corp.
6.75%, 8/01/22	225,000	224,437
NGPL PipeCo LLC, 144A
4.375%, 8/15/22	100,000	98,875
NuStar Logistics LP
4.80%, 9/01/20	100,000	98,708
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.125%, 11/15/19	200,000	200,500

		1,140,680

Financial - 10.7%
Banks - 0.7%
CIT Group, Inc.
5.00%, 8/15/22	200,000	201,256
5.00%, 8/01/23	100,000	100,500

		301,756

Diversified Financial Services - 6.4%
Ally Financial, Inc.
3.75%, 11/18/19	165,000	165,247
8.00%, 3/15/20	166,000	174,647
4.125%, 3/30/20	99,000	99,000
7.50%, 9/15/20	89,000	93,979
4.125%, 2/13/22	100,000	98,875
4.625%, 5/19/22	25,000	25,062
Blackstone CQP Holdco LP, 144A
6.50%, 3/20/21	250,000	243,774
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A
7.50%, 4/15/21	25,000	25,187
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.375%, 4/01/20, 144A	50,000	50,375
6.875%, 4/15/22, 144A	75,000	75,210
Lincoln Finance Ltd., 144A
7.375%, 4/15/21	100,000	102,625
Nationstar Mortgage Holdings, Inc., 144A
8.125%, 7/15/23	100,000	101,250
Navient Corp.
Series MTN, 5.50%, 1/15/19	366,000	366,275
Series MTN, 4.875%, 6/17/19	100,000	100,313
Series MTN, 8.00%, 3/25/20	200,000	207,000
5.00%, 10/26/20	125,000	124,062
5.875%, 3/25/21	100,000	99,575
Series MTN, 7.25%, 1/25/22	50,000	51,188
6.50%, 6/15/22	250,000	251,250
5.50%, 1/25/23	50,000	47,313
7.25%, 9/25/23	50,000	50,437
Springleaf Finance Corp.
7.75%, 10/01/21	200,000	210,000
6.125%, 5/15/22	100,000	100,500
5.625%, 3/15/23	100,000	96,500

		2,959,644

Insurance - 0.3%
Ardonagh Midco 3 PLC, 144A
8.625%, 7/15/23	50,000	45,625
Genworth Holdings, Inc.
7.625%, 9/24/21	89,000	90,335

		135,960

Real Estate - 0.3%
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.25%, 12/01/21, 144A	100,000	97,500
4.875%, 6/01/23, 144A	55,000	49,706

		147,206

Real Estate Investment Trusts - 2.2%
Equinix, Inc.
5.375%, 1/01/22	113,000	114,801
5.375%, 4/01/23	134,000	135,675
Iron Mountain, Inc.
4.375%, 6/01/21, 144A	100,000	99,250
6.00%, 8/15/23	50,000	51,125
iStar, Inc.
4.625%, 9/15/20	75,000	74,531
5.25%, 9/15/22	40,000	38,300
SBA Communications Corp.
4.875%, 7/15/22	100,000	99,750
4.00%, 10/01/22	100,000	97,000
Starwood Property Trust, Inc.
5.00%, 12/15/21	125,000	125,141
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	75,000	71,625
8.25%, 10/15/23	125,000	116,406

		1,023,604

Venture Capital - 0.8%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.875%, 2/01/22	250,000	251,795
6.25%, 2/01/22	100,000	101,875

		353,670

Industrial - 9.2%
Aerospace/Defense - 2.7%
Arconic, Inc.
5.40%, 4/15/21	150,000	152,662
5.87%, 2/23/22	200,000	204,300
Bombardier, Inc.
7.75%, 3/15/20, 144A	150,000	153,375
8.75%, 12/01/21, 144A	125,000	129,375
5.75%, 3/15/22, 144A	102,000	97,410
6.00%, 10/15/22, 144A	130,000	123,838
6.125%, 1/15/23, 144A	140,000	133,350
KLX, Inc., 144A
5.875%, 12/01/22	100,000	102,963
TransDigm, Inc.
6.00%, 7/15/22	150,000	150,375

		1,247,648

Building Materials - 0.6%
Griffon Corp.
5.25%, 3/01/22	121,000	113,438
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, 7/15/23	185,000	184,069

		297,507

Electronics - 0.1%
Sensata Technologies BV, 144A
4.875%, 10/15/23	50,000	49,187

Engineering & Construction - 0.2%
MasTec, Inc.
4.875%, 3/15/23	75,000	73,031

Environmental Control - 0.1%
GFL Environmental, Inc., 144A
5.375%, 3/01/23	50,000	45,875

Packaging & Containers - 3.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A
4.625%, 5/15/23	200,000	195,000
Ball Corp.
5.00%, 3/15/22	156,000	159,900
4.00%, 11/15/23	100,000	97,750
Berry Global, Inc.
5.50%, 5/15/22	50,000	50,187
6.00%, 10/15/22	345,000	350,175
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	70,000	69,055
Graphic Packaging International LLC
4.75%, 4/15/21	50,000	50,062
Owens-Brockway Glass Container, Inc., 144A
5.00%, 1/15/22	196,000	195,755
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/20	193,822	193,822
5.125%, 7/15/23, 144A	175,000	171,063
Sealed Air Corp.
6.50%, 12/01/20, 144A	69,000	71,933
4.875%, 12/01/22, 144A	100,000	100,000

		1,704,702

Transportation - 0.7%
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21 (a)	50,000	30,000
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23	50,000	48,750
XPO Logistics, Inc.
6.50%, 6/15/22, 144A (a)	131,000	133,784
6.125%, 9/01/23, 144A	100,000	101,000

		313,534

Trucking & Leasing - 1.1%
Avolon Holdings Funding Ltd., 144A
5.125%, 10/01/23	100,000	99,875
Park Aerospace Holdings Ltd.
5.25%, 8/15/22, 144A	225,000	225,844
4.50%, 3/15/23, 144A	169,000	164,775

		490,494

Technology - 4.8%
Computers - 2.3%
Dell International LLC / EMC Corp., 144A
5.875%, 6/15/21	228,000	231,747
Dell, Inc.
5.875%, 6/15/19	223,000	225,509
EMC Corp.
2.65%, 6/01/20	100,000	97,403
3.375%, 6/01/23	140,000	126,676
Exela Intermediate LLC / Exela Finance, Inc., 144A
10.00%, 7/15/23	100,000	101,375
Harland Clarke Holdings Corp., 144A
9.25%, 3/01/21 (a)	175,000	162,312
NCR Corp.
5.00%, 7/15/22	100,000	95,500
Sungard Availability Services Capital, Inc., 144A
8.75%, 4/01/22	50,000	20,000

		1,060,522

Office/Business Equipment - 0.4%
CDW LLC / CDW Finance Corp.
5.00%, 9/01/23	75,000	75,281
Pitney Bowes, Inc.
4.95%, 4/01/23	100,000	92,750

		168,031

Semiconductors - 0.4%
Amkor Technology, Inc.
6.375%, 10/01/22	81,000	81,606
STATS ChipPAC Pte Ltd., 144A
8.50%, 11/24/20	107,000	107,963

		189,569

Software - 1.7%
First Data Corp., 144A
5.375%, 8/15/23	175,000	176,531
Infor US, Inc.
6.50%, 5/15/22	150,000	149,813
Informatica LLC, 144A
7.125%, 7/15/23	75,000	75,563
IQVIA, Inc., 144A
4.875%, 5/15/23	76,000	76,095
Open Text Corp., 144A
5.625%, 1/15/23	115,000	117,300
Riverbed Technology, Inc., 144A
8.875%, 3/01/23 (a)	60,000	50,100
TIBCO Software, Inc., 144A
11.375%, 12/01/21	150,000	159,187

		804,589

Utilities - 2.0%
Electric - 1.9%
AES Corp.
4.50%, 3/15/23	200,000	199,000
4.875%, 5/15/23	81,000	80,696
Calpine Corp.
6.00%, 1/15/22, 144A	100,000	100,500
5.375%, 1/15/23	125,000	118,750
Talen Energy Supply LLC
4.60%, 12/15/21	29,000	26,608
9.50%, 7/15/22, 144A	80,000	81,400
Vistra Energy Corp.
7.375%, 11/01/22	250,000	260,000

		866,954

Gas - 0.1%
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/01/23	75,000	73,575

TOTAL CORPORATE BONDS (Cost $46,706,249)		45,447,892

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 7.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12%(b)(c) (Cost $3,290,962)	3,290,962	$3,290,962

CASH EQUIVALENTS - 1.7%
DWS Government Money Market Series “Institutional Shares” , 2.15% (b) (Cost $806,430)	806,430	806,430

TOTAL INVESTMENTS - 107.4% (Cost $50,803,641)		$49,545,284
Other assets and liabilities, net - (7.4%)		(3,447,900)

NET ASSETS - 100.0%		$46,097,384

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended  November 30, 2018 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 7.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c)
2,437,670	853,292	(d)	—	—	—	9,058	—	3,290,962	3,290,962
CASH EQUIVALENTS — 1.7%
DWS Government Money Market Series “Institutional Shares”, 2.15% (b)
—	2,198,029		(1,391,599)	—	—	687	—	806,430	806,430

2,437,670	3,051,321		(1,391,599)	—	—	9,745	—	4,097,392	4,097,392

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $3,150,808, which is 6.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$45,447,892	$—	$45,447,892
Short-Term Investments (e)	4,097,392	—	—	4,097,392

TOTAL	$4,097,392	$45,447,892	$—	$49,545,284

(e)	See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

November 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.7%
Basic Materials - 4.7%
Chemicals - 2.4%
Ashland LLC
4.75%, 8/15/22	$2,432,000	$2,422,880
Blue Cube Spinco LLC
9.75%, 10/15/23	1,618,000	1,814,490
10.00%, 10/15/25	1,099,000	1,261,102
CF Industries, Inc.
7.125%, 5/01/20	1,485,000	1,546,256
3.45%, 6/01/23	1,548,000	1,451,250
Chemours Co.
6.625%, 5/15/23	653,000	664,427
7.00%, 5/15/25	2,911,000	2,961,942
5.375%, 5/15/27	911,000	826,732
Consolidated Energy Finance SA
6.875%, 6/15/25, 144A	1,465,000	1,455,478
6.50%, 5/15/26, 144A (a)	700,000	683,375
Hexion, Inc.
6.625%, 4/15/20	2,912,000	2,416,960
10.375%, 2/01/22, 144A (a)	1,712,000	1,433,800
Huntsman International LLC
4.875%, 11/15/20	1,500,000	1,520,625
5.125%, 11/15/22	1,007,000	1,028,912
INEOS Group Holdings SA, 144A
5.625%, 8/01/24 (a)	1,070,000	997,775
Momentive Performance Materials, Inc.
3.88%, 10/24/21	2,464,000	2,648,800
NOVA Chemicals Corp.
5.25%, 8/01/23, 144A	1,133,000	1,097,594
4.875%, 6/01/24, 144A	2,567,000	2,396,936
5.00%, 5/01/25, 144A	1,100,000	1,027,125
5.25%, 6/01/27, 144A	2,365,000	2,175,800
OCI NV, 144A
6.625%, 4/15/23	1,578,000	1,607,588
Olin Corp.
5.125%, 9/15/27 (a)	943,000	890,239
5.00%, 2/01/30	1,450,000	1,295,938
Perstorp Holding AB, 144A
11.00%, 9/30/21	649,000	692,808
Platform Specialty Products Corp.
6.50%, 2/01/22, 144A	2,878,000	2,942,755
5.875%, 12/01/25, 144A (a)	1,573,000	1,541,540
PolyOne Corp.
5.25%, 3/15/23	1,375,000	1,378,438
PQ Corp., 144A
6.75%, 11/15/22	1,324,000	1,380,270
SPCM SA, 144A
4.875%, 9/15/25	1,122,000	1,028,874
Starfruit Finco BV / Starfruit US Holdco LLC, 144A
8.00%, 10/01/26 (a)	1,400,000	1,347,500
WR Grace & Co.-Conn, 144A
5.125%, 10/01/21	1,700,000	1,716,490

		47,654,699

Iron/Steel - 0.7%
AK Steel Corp.
7.625%, 10/01/21 (a)	1,354,000	1,299,840
7.00%, 3/15/27 (a)	533,000	445,055

Allegheny Technologies, Inc.
5.95%, 1/15/21	847,000	844,882
7.875%, 8/15/23	1,300,000	1,360,125
Cleveland-Cliffs, Inc.
4.875%, 1/15/24, 144A	1,100,000	1,031,250
5.75%, 3/01/25 (a)	2,285,000	2,107,913
Steel Dynamics, Inc.
5.125%, 10/01/21	1,239,000	1,243,646
5.25%, 4/15/23	1,150,000	1,152,875
5.50%, 10/01/24	1,277,000	1,277,000
United States Steel Corp.
6.875%, 8/15/25	2,004,000	1,902,738
6.25%, 3/15/26	1,333,000	1,223,854

		13,889,178

Mining - 1.6%
Alcoa Nederland Holding BV
6.75%, 9/30/24, 144A	2,394,000	2,483,775
7.00%, 9/30/26, 144A	1,035,000	1,078,987
6.125%, 5/15/28, 144A	823,000	804,482
Aleris International, Inc., 144A
10.75%, 7/15/23	962,000	1,002,885
Constellium NV
5.75%, 5/15/24, 144A	736,000	691,840
6.625%, 3/01/25, 144A (a)	1,587,000	1,523,520
5.875%, 2/15/26, 144A	1,200,000	1,092,000
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22, 144A	1,586,000	1,528,507
5.125%, 3/15/23, 144A	1,137,000	1,080,150
5.125%, 5/15/24, 144A (a)	1,712,000	1,600,720
Freeport-McMoRan, Inc.
3.10%, 3/15/20	1,742,000	1,720,225
4.00%, 11/14/21	3,095,000	3,025,362
3.55%, 3/01/22	2,156,000	2,056,285
6.875%, 2/15/23	2,396,000	2,503,820
3.875%, 3/15/23	3,856,000	3,600,540
4.55%, 11/14/24 (a)	2,035,000	1,897,638
Hudbay Minerals, Inc.
7.25%, 1/15/23, 144A	654,000	658,088
7.625%, 1/15/25, 144A	1,616,000	1,611,960
Joseph T Ryerson & Son, Inc., 144A
11.00%, 5/15/22	1,471,000	1,570,293
Teck Resources Ltd., 144A
8.50%, 6/01/24	531,000	577,569

		32,108,646

Communications - 22.9%
Advertising - 0.4%
Acosta, Inc., 144A
7.75%, 10/01/22	1,542,000	424,050
Lamar Media Corp.
5.00%, 5/01/23	1,252,000	1,255,130
5.375%, 1/15/24	709,000	717,863
5.75%, 2/01/26	823,000	840,489
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.25%, 2/15/22	1,490,000	1,494,809
5.625%, 2/15/24	1,219,000	1,223,571
5.875%, 3/15/25	658,000	661,290

		6,617,202

Internet - 1.8%
Match Group, Inc., 144A
5.00%, 12/15/27	892,000	831,790
Netflix, Inc.
5.375%, 2/01/21	1,372,000	1,406,300
5.50%, 2/15/22	2,400,000	2,460,000
5.75%, 3/01/24	112,000	114,520
5.875%, 2/15/25	1,742,000	1,781,195
4.375%, 11/15/26 (a)	2,750,000	2,544,080
4.875%, 4/15/28	2,902,000	2,684,350
5.875%, 11/15/28, 144A	4,601,000	4,559,131
6.375%, 5/15/29, 144A	1,900,000	1,928,500
Symantec Corp.
4.20%, 9/15/20	1,500,000	1,508,401
3.95%, 6/15/22 (a)	1,100,000	1,074,161
5.00%, 4/15/25, 144A	2,391,000	2,319,834
VeriSign, Inc.
4.625%, 5/01/23	1,691,000	1,695,227
5.25%, 4/01/25	1,094,000	1,103,573
4.75%, 7/15/27	1,324,000	1,267,730
Zayo Group LLC / Zayo Capital, Inc.
6.00%, 4/01/23	3,550,000	3,550,000
6.375%, 5/15/25	1,917,000	1,888,245
5.75%, 1/15/27, 144A	3,570,000	3,418,275

		36,135,312

Media - 11.2%
Altice Financing SA
6.625%, 2/15/23, 144A	4,247,000	4,204,530
7.50%, 5/15/26, 144A	6,600,000	6,220,500
Altice Finco SA, 144A
8.125%, 1/15/24 (a)	789,000	758,426
Altice France SA
6.25%, 5/15/24, 144A	3,224,000	3,131,310
7.375%, 5/01/26, 144A	11,650,000	11,227,688
8.125%, 2/01/27, 144A	3,901,000	3,832,732
Altice Luxembourg SA
7.75%, 5/15/22, 144A	6,662,000	6,370,537
7.625%, 2/15/25, 144A (a)	3,247,000	2,642,246
AMC Networks, Inc.
4.75%, 12/15/22	1,160,000	1,146,950
5.00%, 4/01/24	2,250,000	2,168,437
4.75%, 8/01/25	1,991,000	1,856,687
Cable One, Inc., 144A
5.75%, 6/15/22	959,000	972,186
Cablevision Systems Corp.
8.00%, 4/15/20	1,364,000	1,421,970
5.875%, 9/15/22	1,146,000	1,148,865
CBS Radio, Inc., 144A
7.25%, 11/01/24 (a)	818,000	787,325

CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 3/15/21	792,000	793,485
5.25%, 9/30/22	2,151,000	2,163,099
5.125%, 2/15/23	2,707,000	2,693,465
4.00%, 3/01/23, 144A	1,303,000	1,243,974
5.125%, 5/01/23, 144A	2,800,000	2,789,500
5.75%, 9/01/23	1,715,000	1,727,862
5.75%, 1/15/24	1,925,000	1,939,822
5.875%, 4/01/24, 144A	3,625,000	3,665,781
5.375%, 5/01/25, 144A	1,831,000	1,803,535
5.75%, 2/15/26, 144A	5,620,000	5,634,106
5.50%, 5/01/26, 144A	3,452,000	3,357,070
5.125%, 5/01/27, 144A	7,350,000	6,982,500
5.875%, 5/01/27, 144A	1,812,000	1,780,290
5.00%, 2/01/28, 144A	5,350,000	4,995,562
Cengage Learning, Inc., 144A
9.50%, 6/15/24 (a)	1,361,000	1,030,958
Clear Channel Worldwide Holdings, Inc.
Series B, 7.625%, 3/15/20	5,079,000	5,091,698
Series A, 6.50%, 11/15/22	1,419,000	1,439,405
Series B, 6.50%, 11/15/22	4,176,000	4,260,773
CSC Holdings LLC
6.75%, 11/15/21	1,768,000	1,856,400
5.125%, 12/15/21, 144A	2,027,000	2,024,466
5.125%, 12/15/21, 144A	2,300,000	2,297,125
10.125%, 1/15/23, 144A	3,818,000	4,142,912
5.375%, 7/15/23, 144A	1,889,000	1,879,555
5.25%, 6/01/24	1,959,000	1,865,947
7.75%, 7/15/25, 144A	1,508,000	1,583,370
6.625%, 10/15/25, 144A	3,106,000	3,237,632
10.875%, 10/15/25, 144A	2,816,000	3,252,480
5.50%, 5/15/26, 144A	3,238,000	3,143,896
5.50%, 4/15/27, 144A	2,532,000	2,434,645
5.375%, 2/01/28, 144A	2,551,000	2,404,317
7.50%, 4/01/28, 144A	2,135,000	2,209,682
DISH DBS Corp.
5.125%, 5/01/20	2,362,000	2,364,953
6.75%, 6/01/21	4,310,000	4,390,813
5.875%, 7/15/22	4,461,000	4,271,408
5.00%, 3/15/23 (a)	3,285,000	2,886,694
5.875%, 11/15/24	4,900,000	4,183,375
7.75%, 7/01/26	4,311,000	3,826,013
Gray Television, Inc.
5.125%, 10/15/24, 144A	1,200,000	1,152,000
5.875%, 7/15/26, 144A	1,404,000	1,368,900
Meredith Corp., 144A
6.875%, 2/01/26	3,203,000	3,283,075

Nexstar Broadcasting, Inc.
5.875%, 11/15/22	891,000	902,138
5.625%, 8/01/24, 144A	2,190,000	2,118,825
Quebecor Media, Inc.
5.75%, 1/15/23	1,472,000	1,510,272
Sinclair Television Group, Inc.
5.375%, 4/01/21	286,000	286,715
6.125%, 10/01/22	277,000	281,501
5.625%, 8/01/24, 144A	1,764,000	1,684,620
5.125%, 2/15/27, 144A	950,000	850,250
Sirius XM Radio, Inc.
3.875%, 8/01/22, 144A (a)	2,852,000	2,764,985
4.625%, 5/15/23, 144A	1,711,000	1,666,514
6.00%, 7/15/24, 144A	2,412,000	2,475,315
5.375%, 4/15/25, 144A	1,941,000	1,916,738
5.375%, 7/15/26, 144A	2,007,000	1,956,424
5.00%, 8/01/27, 144A	3,599,000	3,401,055
TEGNA, Inc.
5.125%, 7/15/20	181,000	181,226
6.375%, 10/15/23	2,182,000	2,252,915
Telenet Finance Luxembourg Notes Sarl, 144A
5.50%, 3/01/28	2,200,000	2,024,000
Tribune Media Co.
5.875%, 7/15/22	2,900,000	2,950,750
Unitymedia GmbH, 144A
6.125%, 1/15/25	2,250,000	2,305,553
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 144A
5.00%, 1/15/25	1,313,000	1,326,130
Univision Communications, Inc.
5.125%, 5/15/23, 144A	2,550,000	2,393,813
5.125%, 2/15/25, 144A	3,428,000	3,135,317
UPC Holding BV, 144A
5.50%, 1/15/28	1,404,000	1,281,150
UPCB Finance IV Ltd., 144A
5.375%, 1/15/25	2,500,000	2,404,700
Videotron Ltd.
5.00%, 7/15/22	1,666,000	1,663,918
5.375%, 6/15/24, 144A	1,675,000	1,677,094
5.125%, 4/15/27, 144A	1,532,000	1,455,400
Virgin Media Finance PLC
6.00%, 10/15/24, 144A	1,234,000	1,203,150
5.75%, 1/15/25, 144A	787,000	750,601
Virgin Media Secured Finance PLC
5.25%, 1/15/21	517,000	524,755
5.50%, 1/15/25, 144A	984,000	951,405
5.25%, 1/15/26, 144A	2,283,000	2,146,020
5.50%, 8/15/26, 144A	1,462,000	1,380,201
Ziggo Bond Co. BV
5.875%, 1/15/25, 144A	966,000	885,706
6.00%, 1/15/27, 144A	1,277,000	1,149,300
Ziggo BV, 144A
5.50%, 1/15/27	4,546,000	4,244,828

		221,446,216

Telecommunications - 9.5%
Anixter, Inc.
5.125%, 10/01/21	606,000	612,817

C&W Senior Financing Dac, 144A
7.50%, 10/15/26	1,200,000	1,163,256
C&W Senior Financing DAC, 144A
6.875%, 9/15/27	1,600,000	1,492,000
CenturyLink, Inc.
Series V, 5.625%, 4/01/20	2,545,000	2,573,631
Series S, 6.45%, 6/15/21	3,082,000	3,162,902
Series T, 5.80%, 3/15/22	3,218,000	3,213,977
Series W, 6.75%, 12/01/23 (a)	1,911,000	1,920,555
Series Y, 7.50%, 4/01/24 (a)	2,129,000	2,190,209
5.625%, 4/01/25 (a)	905,000	848,437
Cincinnati Bell, Inc., 144A
7.00%, 7/15/24 (a)	1,417,000	1,249,617
CommScope Technologies LLC
6.00%, 6/15/25, 144A	3,427,000	3,191,565
5.00%, 3/15/27, 144A	1,501,000	1,240,201
CommScope, Inc.
5.00%, 6/15/21, 144A	1,579,000	1,571,500
5.50%, 6/15/24, 144A	1,643,000	1,521,664
Consolidated Communications, Inc.
6.50%, 10/01/22 (a)	1,200,000	1,125,000
DKT Finance ApS, 144A
9.375%, 6/17/23	765,000	799,425
Frontier Communications Corp.
8.75%, 4/15/22 (a)	2,100,000	1,548,750
10.50%, 9/15/22	4,620,000	3,719,100
7.125%, 1/15/23	1,959,000	1,273,350
7.625%, 4/15/24	1,595,000	925,100
6.875%, 1/15/25	2,741,000	1,500,697
11.00%, 9/15/25	6,862,000	4,872,020
8.50%, 4/01/26, 144A	3,646,000	3,322,673
GTH Finance BV
6.25%, 4/26/20, 144A	500,000	506,839
7.25%, 4/26/23, 144A	2,146,000	2,199,448
GTT Communications, Inc., 144A
7.875%, 12/31/24 (a)	1,250,000	1,153,125
HC2 Holdings, Inc., 144A
11.50%, 12/01/21	1,100,000	1,038,125
Hughes Satellite Systems Corp.
7.625%, 6/15/21	2,584,000	2,709,195
5.25%, 8/01/26	1,858,000	1,739,553
6.625%, 8/01/26	1,321,000	1,235,135
Inmarsat Finance PLC
4.875%, 5/15/22, 144A	2,400,000	2,322,000
6.50%, 10/01/24, 144A	789,000	771,248
Intelsat Connect Finance SA, 144A
9.50%, 2/15/23	2,234,000	2,091,583

Intelsat Jackson Holdings SA
9.50%, 9/30/22, 144A (a)	1,851,000	2,142,533
5.50%, 8/01/23	5,013,000	4,436,505
8.00%, 2/15/24, 144A	2,021,000	2,119,625
8.50%, 10/15/24, 144A	5,233,000	5,187,735
9.75%, 7/15/25, 144A	3,475,000	3,596,625
Intelsat Luxembourg SA
7.75%, 6/01/21 (a)	2,400,000	2,256,000
8.125%, 6/01/23 (a)	2,549,000	2,115,670
Level 3 Financing, Inc.
6.125%, 1/15/21	854,000	859,047
5.375%, 8/15/22	1,906,000	1,906,000
5.625%, 2/01/23	1,996,000	1,999,992
5.125%, 5/01/23	1,618,000	1,605,865
5.375%, 1/15/24	1,586,000	1,560,608
5.375%, 5/01/25	2,200,000	2,147,750
5.25%, 3/15/26	1,977,000	1,913,736
Level 3 Parent LLC
5.75%, 12/01/22	1,056,000	1,058,640
Nokia OYJ
3.375%, 6/12/22 (a)	2,000,000	1,902,500
4.375%, 6/12/27	537,000	502,927
Qwest Corp.
6.75%, 12/01/21	1,864,000	1,947,039
Sable International Finance Ltd., 144A
6.875%, 8/01/22	944,000	972,792
Sprint Communications, Inc.
7.00%, 3/01/20, 144A	2,009,000	2,081,826
7.00%, 8/15/20	3,059,000	3,173,713
11.50%, 11/15/21	2,220,000	2,576,310
6.00%, 11/15/22	5,150,000	5,160,815
Sprint Corp.
7.25%, 9/15/21	5,000,000	5,225,000
7.875%, 9/15/23	9,712,000	10,243,246
7.125%, 6/15/24	5,845,000	5,947,288
7.625%, 2/15/25	3,239,000	3,340,219
7.625%, 3/01/26	3,374,000	3,466,785
Telecom Italia SpA, 144A
5.303%, 5/30/24	3,394,000	3,198,845
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	2,359,000	2,314,147
T-Mobile USA, Inc.
4.00%, 4/15/22	1,393,000	1,373,846
6.00%, 3/01/23	2,619,000	2,683,192
6.50%, 1/15/24	1,342,000	1,385,615
6.00%, 4/15/24	2,652,000	2,714,985
6.375%, 3/01/25	4,099,000	4,227,094
5.125%, 4/15/25	1,100,000	1,094,500
6.50%, 1/15/26	5,054,000	5,256,160
4.50%, 2/01/26	2,307,000	2,167,888
5.375%, 4/15/27	801,000	780,975
4.75%, 2/01/28	3,200,000	2,967,360

VEON Holdings BV
3.95%, 6/16/21, 144A	1,555,000	1,510,683
7.504%, 3/01/22, 144A	1,223,000	1,326,331
5.95%, 2/13/23, 144A	1,962,000	2,006,145
4.95%, 6/16/24, 144A	1,676,000	1,591,714
Wind Tre SpA, 144A
5.00%, 1/20/26	4,484,000	3,737,975
Windstream Services LLC / Windstream Finance Corp.
6.375%, 8/01/23	162,000	72,900
10.50%, 6/30/24, 144A	1,190,000	981,750
9.00%, 6/30/25, 144A	2,205,000	1,620,675
8.625%, 10/31/25, 144A	1,263,000	1,174,590
WTT Investment Ltd., 144A
5.50%, 11/21/22	1,600,000	1,574,255

		188,013,113

Consumer, Cyclical - 12.5%
Airlines - 0.2%
Air Canada, 144A
7.75%, 4/15/21	1,396,000	1,479,760
American Airlines Group, Inc., 144A
4.625%, 3/01/20	1,400,000	1,403,500
United Continental Holdings, Inc.
4.25%, 10/01/22 (a)	495,000	485,719

		3,368,979

Apparel - 0.2%
Hanesbrands, Inc.
4.625%, 5/15/24, 144A	2,150,000	2,080,125
4.875%, 5/15/26, 144A	1,886,000	1,782,270
Levi Strauss & Co.
5.00%, 5/01/25	834,000	834,000

		4,696,395

Auto Manufacturers - 1.0%
Allison Transmission, Inc.
5.00%, 10/01/24, 144A	2,330,000	2,251,362
4.75%, 10/01/27, 144A	900,000	814,500
Fiat Chrysler Automobiles NV
4.50%, 4/15/20	3,500,000	3,517,500
5.25%, 4/15/23	3,160,000	3,174,220
Jaguar Land Rover Automotive PLC
3.50%, 3/15/20, 144A	1,269,000	1,245,206
5.625%, 2/01/23, 144A (a)	1,066,000	958,068
4.50%, 10/01/27, 144A (a)	1,272,000	944,460
Navistar International Corp., 144A
6.625%, 11/01/25	2,400,000	2,385,024
Tesla, Inc., 144A
5.30%, 8/15/25 (a)	4,054,000	3,516,845

		18,807,185

Auto Parts & Equipment - 0.7%
Adient Global Holdings Ltd., 144A
4.875%, 8/15/26	1,882,000	1,522,067
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	1,200,000	1,203,000
6.25%, 4/01/25	1,836,000	1,714,365
6.25%, 3/15/26	927,000	845,887
6.50%, 4/01/27 (a)	851,000	775,474
Dana, Inc.
5.50%, 12/15/24 (a)	883,000	845,473

Goodyear Tire & Rubber Co.
5.125%, 11/15/23 (a)	2,131,000	2,103,031
5.00%, 5/31/26 (a)	2,184,000	1,995,630
4.875%, 3/15/27	1,612,000	1,454,830
Tenneco, Inc.
5.00%, 7/15/26	1,237,000	1,001,970

		13,461,727

Distribution/Wholesale - 0.4%
American Builders & Contractors Supply Co., Inc., 144A
5.875%, 5/15/26	1,474,000	1,433,465
Core & Main LP, 144A
6.125%, 8/15/25	1,100,000	1,009,250
HD Supply, Inc., 144A
5.375%, 10/15/26	1,471,000	1,427,311
KAR Auction Services, Inc., 144A
5.125%, 6/01/25	2,195,000	2,063,300
LKQ Corp.
4.75%, 5/15/23	1,146,000	1,097,295

		7,030,621

Entertainment - 1.8%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25 (a)	1,872,000	1,701,180
5.875%, 11/15/26	624,000	556,920
6.125%, 5/15/27 (a)	1,350,000	1,201,500
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, 10/15/25	3,916,000	3,602,720
Cinemark USA, Inc.
5.125%, 12/15/22	900,000	897,750
4.875%, 6/01/23	1,842,000	1,800,555
Eldorado Resorts, Inc.
6.00%, 4/01/25	2,300,000	2,254,000
6.00%, 9/15/26, 144A	1,160,000	1,125,200
International Game Technology PLC
6.25%, 2/15/22, 144A	3,183,000	3,294,405
6.50%, 2/15/25, 144A	2,743,000	2,812,398
6.25%, 1/15/27, 144A	1,600,000	1,604,000
LHMC Finco Sarl, 144A
7.875%, 12/20/23	1,174,000	1,175,027
Live Nation Entertainment, Inc., 144A
4.875%, 11/01/24	1,166,000	1,131,020
Merlin Entertainments PLC, 144A
5.75%, 6/15/26	399,000	393,514
Mohegan Gaming & Entertainment, 144A
7.875%, 10/15/24 (a)	1,300,000	1,249,625
Scientific Games International, Inc.
10.00%, 12/01/22	5,553,000	5,774,565
5.00%, 10/15/25, 144A	2,343,000	2,199,257
Six Flags Entertainment Corp.
4.875%, 7/31/24, 144A	2,100,000	2,016,000
5.50%, 4/15/27, 144A	1,236,000	1,186,560

		35,976,196

Food Service - 0.3%
Aramark Services, Inc.
5.125%, 1/15/24	2,287,000	2,304,152
5.00%, 4/01/25, 144A	706,000	704,390
4.75%, 6/01/26	1,097,000	1,047,635
5.00%, 2/01/28, 144A	3,033,000	2,888,933

		6,945,110

Home Builders - 1.5%
Beazer Homes USA, Inc.
8.75%, 3/15/22	1,150,000	1,171,045
5.875%, 10/15/27	900,000	742,500
Brookfield Residential Properties, Inc., 144A
6.50%, 12/15/20	774,000	774,000
K Hovnanian Enterprises, Inc.
10.00%, 7/15/22, 144A	1,246,000	1,158,780
10.50%, 7/15/24, 144A	600,000	541,500
KB Home
7.00%, 12/15/21	933,000	966,821
Lennar Corp.
4.75%, 4/01/21	1,456,000	1,466,920
4.125%, 1/15/22	770,000	752,675
4.75%, 11/15/22	2,268,000	2,260,402
4.875%, 12/15/23	685,000	672,156
4.50%, 4/30/24	881,000	845,760
5.875%, 11/15/24	1,359,000	1,367,494
4.75%, 5/30/25	1,204,000	1,146,810
4.75%, 11/29/27	2,077,000	1,918,629
Mattamy Group Corp.
6.875%, 12/15/23, 144A	994,000	959,210
6.50%, 10/01/25, 144A	1,175,000	1,108,906
Meritage Homes Corp.
6.00%, 6/01/25	912,000	889,200
PulteGroup, Inc.
4.25%, 3/01/21	1,608,000	1,614,030
5.50%, 3/01/26	1,524,000	1,509,217
5.00%, 1/15/27	1,350,000	1,258,875
Taylor Morrison Communities, Inc.
6.625%, 5/15/22	50,000	50,375
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A
5.25%, 4/15/21	1,139,000	1,137,918
Toll Brothers Finance Corp.
5.875%, 2/15/22	972,000	995,085
4.375%, 4/15/23	794,000	767,441
4.875%, 3/15/27	1,133,000	1,052,557
4.35%, 2/15/28	941,000	830,433
William Lyon Homes, Inc.
5.875%, 1/31/25 (a)	1,080,000	926,100

		28,884,839

Home Furnishings - 0.1%
Tempur Sealy International, Inc.
5.625%, 10/15/23 (a)	1,168,000	1,150,480
5.50%, 6/15/26	1,127,000	1,067,832

		2,218,312

Housewares - 0.0%
Scotts Miracle-Gro Co.
6.00%, 10/15/23	804,000	818,070

Leisure Time - 0.3%
24 Hour Fitness Worldwide, Inc., 144A
8.00%, 6/01/22 (a)	1,150,000	1,127,000
Carlson Travel, Inc., 144A
6.75%, 12/15/23 (a)	887,000	880,347
NCL Corp. Ltd., 144A
4.75%, 12/15/21	560,000	562,800
Sabre GLBL, Inc.
5.375%, 4/15/23, 144A	511,000	511,000
5.25%, 11/15/23, 144A	1,760,000	1,755,600
Viking Cruises Ltd., 144A
5.875%, 9/15/27	2,021,000	1,904,793

		6,741,540

Lodging - 2.5%
Boyd Gaming Corp.
6.875%, 5/15/23	2,250,000	2,340,000
6.375%, 4/01/26	1,654,000	1,649,865
6.00%, 8/15/26	1,365,000	1,325,756
Diamond Resorts International, Inc.
7.75%, 9/01/23, 144A (a)	1,134,000	1,112,737
10.75%, 9/01/24, 144A (a)	1,329,000	1,219,357
Hilton Domestic Operating Co., Inc.
4.25%, 9/01/24	2,185,000	2,089,188
5.125%, 5/01/26, 144A	3,500,000	3,430,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/01/25	2,354,000	2,277,495
4.875%, 4/01/27	1,066,000	1,020,695
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A
6.75%, 11/15/21	1,900,000	1,952,250
Melco Resorts Finance Ltd., 144A
4.875%, 6/06/25	1,900,000	1,691,598
MGM Resorts International
5.25%, 3/31/20	1,426,000	1,447,390
6.75%, 10/01/20	1,325,000	1,383,963
6.625%, 12/15/21	3,421,000	3,592,050
7.75%, 3/15/22	1,256,000	1,353,340
6.00%, 3/15/23	2,637,000	2,686,444
5.75%, 6/15/25	2,576,000	2,547,020
4.625%, 9/01/26 (a)	1,433,000	1,309,404
Station Casinos LLC, 144A
5.00%, 10/01/25	1,184,000	1,084,840
Studio City Co. Ltd., 144A
7.25%, 11/30/21	2,350,000	2,399,350
Studio City Finance Ltd., 144A
8.50%, 12/01/20	2,000,000	2,005,200
Wyndham Destinations, Inc.
4.25%, 3/01/22 (a)	1,484,000	1,435,770
3.90%, 3/01/23 (a)	971,000	917,896
5.75%, 4/01/27	892,000	826,304
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 5/30/23, 144A	1,000,000	953,750
5.50%, 3/01/25, 144A	4,353,000	4,157,115
5.25%, 5/15/27, 144A	1,795,000	1,641,887

		49,850,664

Retail - 3.2%
1011778 BC ULC / New Red Finance, Inc.
4.625%, 1/15/22, 144A	3,355,000	3,346,613
4.25%, 5/15/24, 144A	3,087,000	2,924,933
5.00%, 10/15/25, 144A	6,421,000	6,053,077
Asbury Automotive Group, Inc.
6.00%, 12/15/24	1,350,000	1,321,312
Beacon Roofing Supply, Inc., 144A
4.875%, 11/01/25 (a)	2,919,000	2,659,939
Ferrellgas LP / Ferrellgas Finance Corp.
6.50%, 5/01/21 (a)	1,481,000	1,269,957
6.75%, 1/15/22 (a)	688,000	586,520
6.75%, 6/15/23 (a)	1,161,000	981,045
Golden Nugget, Inc.
6.75%, 10/15/24, 144A	2,605,000	2,565,925
8.75%, 10/01/25, 144A	1,950,000	1,954,875
Group 1 Automotive, Inc.
5.00%, 6/01/22	1,627,000	1,592,426
IRB Holding Corp., 144A
6.75%, 2/15/26	1,020,000	943,500
JC Penney Corp., Inc.
5.875%, 7/01/23, 144A (a)	1,250,000	1,040,625
8.625%, 3/15/25, 144A (a)	787,000	470,233
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/01/24, 144A	3,262,000	3,225,302
5.25%, 6/01/26, 144A	1,837,000	1,805,991
4.75%, 6/01/27, 144A	1,508,000	1,417,203
L Brands, Inc.
6.625%, 4/01/21	3,783,000	3,972,150
5.625%, 2/15/22	541,000	554,525
5.625%, 10/15/23 (a)	635,000	642,144
6.694%, 1/15/27	1,314,000	1,251,585
5.25%, 2/01/28	64,000	56,540
Michaels Stores, Inc., 144A
5.875%, 12/15/20 (a)	922,000	923,153
Neiman Marcus Group Ltd. LLC, 144A
8.00%, 10/15/21 (a)	2,150,000	1,064,250
Penske Automotive Group, Inc.
5.75%, 10/01/22	1,291,000	1,303,910
5.50%, 5/15/26	1,153,000	1,070,849
PetSmart, Inc.
7.125%, 3/15/23, 144A	4,500,000	3,037,500
5.875%, 6/01/25, 144A	2,779,000	2,132,883
8.875%, 6/01/25, 144A (a)	1,493,000	1,018,973
QVC, Inc.
5.125%, 7/02/22	122,000	123,657
4.375%, 3/15/23	2,079,000	2,019,808
4.85%, 4/01/24	1,800,000	1,766,109
4.45%, 2/15/25	1,414,000	1,337,680
Rite Aid Corp., 144A
6.125%, 4/01/23	4,011,000	3,469,515
Staples, Inc., 144A
8.50%, 9/15/25	2,100,000	1,869,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 6/01/24	1,318,000	1,255,395

		63,029,102

Storage / Warehousing - 0.1%
Algeco Global Finance PLC, 144A
8.00%, 2/15/23	1,327,000	1,307,095

Toys/Games/Hobbies - 0.2%
Mattel, Inc., 144A
6.75%, 12/31/25	3,451,000	3,261,195

Consumer, Non-cyclical - 19.1%
Agriculture - 0.1%
Vector Group Ltd., 144A
6.125%, 2/01/25	1,900,000	1,710,000

Commercial Services - 4.1%
ADT Security Corp.
6.25%, 10/15/21	2,822,000	2,931,352
3.50%, 7/15/22	2,235,000	2,100,900
4.125%, 6/15/23 (a)	1,170,000	1,093,950
Ahern Rentals, Inc., 144A
7.375%, 5/15/23	1,306,000	1,175,400
APX Group, Inc.
8.75%, 12/01/20 (a)	1,688,000	1,620,480
7.875%, 12/01/22	2,024,000	1,982,255
7.625%, 9/01/23 (a)	825,000	674,437
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 4/01/23 (a)	1,676,000	1,659,240
Brink’s Co., 144A
4.625%, 10/15/27	1,424,000	1,313,640
Gartner, Inc., 144A
5.125%, 4/01/25	1,643,000	1,624,516
Herc Rentals, Inc.
7.50%, 6/01/22, 144A (a)	1,156,000	1,216,690
7.75%, 6/01/24, 144A (a)	752,000	798,489
Hertz Corp.
5.875%, 10/15/20	1,438,000	1,422,182
7.375%, 1/15/21	529,000	525,165
7.625%, 6/01/22, 144A	3,329,000	3,279,065
6.25%, 10/15/22	1,163,000	1,026,347
5.50%, 10/15/24, 144A	1,742,000	1,384,890
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A
6.375%, 8/01/23	2,606,000	2,589,713
Laureate Education, Inc., 144A
8.25%, 5/01/25	1,594,000	1,709,565
Monitronics International, Inc.
9.125%, 4/01/20 (a)	982,000	623,570
Nielsen Co. Luxembourg SARL
5.50%, 10/01/21, 144A	1,082,000	1,088,427
5.00%, 2/01/25, 144A (a)	1,100,000	1,078,000
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/01/20	1,441,000	1,436,965
5.00%, 4/15/22, 144A	5,554,000	5,445,142
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A
9.25%, 5/15/23	5,914,000	6,283,625

Refinitiv US Holdings, Inc.
6.25%, 5/15/26, 144A (a)	2,695,000	2,662,997
8.25%, 11/15/26, 144A	3,600,000	3,438,000
Service Corp. International
5.375%, 1/15/22	727,000	731,998
5.375%, 5/15/24	2,267,000	2,286,836
4.625%, 12/15/27	1,161,000	1,085,535
ServiceMaster Co. LLC, 144A
5.125%, 11/15/24	1,800,000	1,737,000
Team Health Holdings, Inc., 144A
6.375%, 2/01/25 (a)	2,027,000	1,682,410
United Rentals North America, Inc.
4.625%, 7/15/23	2,104,000	2,098,740
5.75%, 11/15/24	1,451,000	1,447,373
5.50%, 7/15/25	3,333,000	3,251,758
4.625%, 10/15/25	1,296,000	1,203,271
5.875%, 9/15/26	4,550,000	4,436,250
6.50%, 12/15/26	2,100,000	2,113,125
5.50%, 5/15/27	1,970,000	1,864,113
4.875%, 1/15/28	1,579,000	1,428,008
Verscend Escrow Corp., 144A
9.75%, 8/15/26	2,450,000	2,367,313
WEX, Inc., 144A
4.75%, 2/01/23	971,000	961,484

		80,880,216

Cosmetics/Personal Care - 0.5%
Avon Products, Inc.
6.60%, 3/15/20 (a)	1,128,000	1,142,100
7.00%, 3/15/23 (a)	1,044,000	950,040
Coty, Inc., 144A
6.50%, 4/15/26 (a)	1,200,000	1,059,000
Edgewell Personal Care Co.
4.70%, 5/19/21	1,408,000	1,395,680
4.70%, 5/24/22	1,194,000	1,168,627
First Quality Finance Co., Inc.
4.625%, 5/15/21, 144A	1,314,000	1,292,647
5.00%, 7/01/25, 144A	948,000	869,790
Revlon Consumer Products Corp.
5.75%, 2/15/21 (a)	1,414,000	1,155,945
6.25%, 8/01/24	769,000	455,633

		9,489,462

Food - 2.0%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC
6.625%, 6/15/24	2,764,000	2,677,625
5.75%, 3/15/25	2,800,000	2,513,000
B&G Foods, Inc.
4.625%, 6/01/21	1,031,000	1,016,824
5.25%, 4/01/25 (a)	2,299,000	2,181,406
Darling Ingredients, Inc.
5.375%, 1/15/22	890,000	892,225
JBS Investments GmbH, 144A
7.25%, 4/03/24	2,300,000	2,316,905
JBS USA LUX SA / JBS USA Finance, Inc.
7.25%, 6/01/21, 144A	1,410,000	1,432,912
5.75%, 6/15/25, 144A	2,882,000	2,799,142
6.75%, 2/15/28, 144A	2,496,000	2,430,480
Lamb Weston Holdings, Inc.
4.625%, 11/01/24, 144A	2,503,000	2,424,781
4.875%, 11/01/26, 144A	1,463,000	1,430,448

Pilgrim’s Pride Corp.
5.75%, 3/15/25, 144A	1,936,000	1,892,440
5.875%, 9/30/27, 144A	1,801,000	1,715,453
Post Holdings, Inc.
5.50%, 3/01/25, 144A	2,378,000	2,276,935
5.00%, 8/15/26, 144A	3,688,000	3,402,180
5.75%, 3/01/27, 144A	3,000,000	2,827,500
5.625%, 1/15/28, 144A	2,155,000	2,009,538
Sigma Holdco BV, 144A
7.875%, 5/15/26	1,100,000	984,500
TreeHouse Foods, Inc., 144A
6.00%, 2/15/24 (a)	1,360,000	1,349,800
US Foods, Inc., 144A
5.875%, 6/15/24	1,432,000	1,426,630

		40,000,724

Healthcare-Products - 1.5%
Avantor, Inc.
6.00%, 10/01/24, 144A	3,618,000	3,595,387
9.00%, 10/01/25, 144A	4,229,000	4,297,721
DJO Finance LLC / DJO Finance Corp., 144A
8.125%, 6/15/21	2,531,000	2,632,240
Hill-Rom Holdings, Inc., 144A
5.75%, 9/01/23	1,089,000	1,114,864
Hologic, Inc.
4.375%, 10/15/25, 144A	2,132,000	2,036,060
4.625%, 2/01/28, 144A	931,000	875,717
Kinetic Concepts, Inc. / KCI USA, Inc.
7.875%, 2/15/21, 144A	786,000	800,738
12.50%, 11/01/21, 144A	1,383,000	1,486,725
Mallinckrodt International Finance SA
4.75%, 4/15/23 (a)	1,200,000	972,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.875%, 4/15/20, 144A	1,575,000	1,562,400
5.75%, 8/01/22, 144A (a)	1,897,000	1,733,858
5.625%, 10/15/23, 144A (a)	1,628,000	1,400,080
5.50%, 4/15/25, 144A (a)	1,598,000	1,274,405
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A
6.625%, 5/15/22	2,987,000	2,889,922
Sotera Health Holdings LLC, 144A
6.50%, 5/15/23	832,000	821,600
Teleflex, Inc.
4.875%, 6/01/26	1,050,000	1,022,133
4.625%, 11/15/27	1,014,000	956,963

		29,472,813

Healthcare-Services - 7.9%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	1,400,000	1,383,662
AHP Health Partners, Inc., 144A
9.75%, 7/15/26 (a)	985,000	987,462
Catalent Pharma Solutions, Inc., 144A
4.875%, 1/15/26	1,000,000	952,500

Centene Corp.
5.625%, 2/15/21	2,385,000	2,422,444
4.75%, 5/15/22	4,000,000	4,030,000
6.125%, 2/15/24	1,243,000	1,295,703
4.75%, 1/15/25	2,380,000	2,371,075
5.375%, 6/01/26, 144A	4,079,000	4,114,691
Charles River Laboratories International, Inc., 144A
5.50%, 4/01/26	1,002,000	1,004,505
CHS/Community Health Systems, Inc.
5.125%, 8/01/21 (a)	2,250,000	2,141,719
6.875%, 2/01/22	5,852,000	2,927,170
6.25%, 3/31/23	6,772,000	6,306,425
11.00%, 6/30/23, 144A (a)	3,900,000	3,178,500
8.625%, 1/15/24, 144A (a)	2,489,000	2,535,669
8.125%, 6/30/24, 144A (a)	3,121,000	2,418,775
DaVita, Inc.
5.75%, 8/15/22	2,709,000	2,753,021
5.125%, 7/15/24	3,604,000	3,473,355
5.00%, 5/01/25	3,747,000	3,526,864
Encompass Health Corp.
5.75%, 11/01/24	2,480,000	2,476,900
Envision Healthcare Corp., 144A
8.75%, 10/15/26 (a)	2,776,000	2,609,162
HCA Healthcare, Inc.
6.25%, 2/15/21	2,528,000	2,616,480
HCA, Inc.
6.50%, 2/15/20	7,122,000	7,335,660
7.50%, 2/15/22	3,658,000	3,959,785
5.875%, 3/15/22	3,080,000	3,208,590
4.75%, 5/01/23	3,200,000	3,208,000
5.875%, 5/01/23	3,120,000	3,237,000
5.00%, 3/15/24	4,722,000	4,745,610
5.375%, 2/01/25	6,171,000	6,224,996
5.25%, 4/15/25	2,611,000	2,643,637
5.875%, 2/15/26	3,114,000	3,215,205
5.25%, 6/15/26	3,664,000	3,700,640
5.375%, 9/01/26	2,500,000	2,481,250
4.50%, 2/15/27	2,153,000	2,072,263
5.625%, 9/01/28	2,300,000	2,268,375
MEDNAX, Inc., 144A
6.25%, 1/15/27	1,400,000	1,397,900
MEDNAX, Inc., 144A
5.25%, 12/01/23	1,390,000	1,376,100
Molina Healthcare, Inc.
5.375%, 11/15/22	1,699,000	1,702,823
MPH Acquisition Holdings LLC, 144A
7.125%, 6/01/24	3,728,000	3,728,000
One Call Corp., 144A
10.00%, 10/01/24	904,000	700,600
Quorum Health Corp.
11.625%, 4/15/23 (a)	947,000	932,795

RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A
9.75%, 12/01/26	3,200,000	3,196,000
RegionalCare Hospital Partners Holdings, Inc., 144A
8.25%, 5/01/23	2,021,000	2,115,724
Select Medical Corp.
6.375%, 6/01/21	1,602,000	1,619,542
Surgery Center Holdings, Inc., 144A
8.875%, 4/15/21 (a)	813,000	829,260
Tenet Healthcare Corp.
4.75%, 6/01/20	1,191,000	1,192,489
6.00%, 10/01/20	3,516,000	3,595,989
4.50%, 4/01/21	2,554,000	2,541,741
4.375%, 10/01/21	2,255,000	2,238,088
7.50%, 1/01/22, 144A	1,985,000	2,061,919
8.125%, 4/01/22	6,261,000	6,534,919
6.75%, 6/15/23 (a)	4,800,000	4,758,000
4.625%, 7/15/24	3,778,000	3,617,435
5.125%, 5/01/25	3,100,000	2,946,938
7.00%, 8/01/25 (a)	1,028,000	1,006,155
WellCare Health Plans, Inc.
5.25%, 4/01/25	2,845,000	2,830,775
5.375%, 8/15/26, 144A	1,653,000	1,645,033

		156,395,318

Household Products/Wares - 0.3%
Prestige Brands, Inc.
5.375%, 12/15/21, 144A	436,000	433,275
6.375%, 3/01/24, 144A (a)	1,635,000	1,628,869
Spectrum Brands, Inc.
6.625%, 11/15/22	959,000	981,057
5.75%, 7/15/25	2,440,000	2,321,050

		5,364,251

Pharmaceuticals - 2.7%
Bausch Health Cos., Inc.
5.625%, 12/01/21, 144A	2,450,000	2,456,125
6.50%, 3/15/22, 144A	2,318,000	2,395,746
5.50%, 3/01/23, 144A	2,542,000	2,465,740
5.875%, 5/15/23, 144A	7,108,000	6,948,070
7.00%, 3/15/24, 144A	5,365,000	5,626,544
6.125%, 4/15/25, 144A	7,419,000	6,982,763
5.50%, 11/01/25, 144A	3,751,000	3,699,424
9.00%, 12/15/25, 144A	3,418,000	3,618,807
Elanco Animal Health, Inc.
3.912%, 8/27/21, 144A	1,540,000	1,539,747
4.272%, 8/28/23, 144A	1,821,000	1,809,132
4.90%, 8/28/28, 144A	1,521,000	1,532,895
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 7/15/23, 144A	3,403,000	2,841,981
6.00%, 2/01/25, 144A	2,741,000	2,174,819
Endo Finance LLC, 144A
5.75%, 1/15/22	1,659,000	1,484,805
Endo Finance LLC / Endo Finco, Inc., 144A
5.375%, 1/15/23	1,779,000	1,472,122
Horizon Pharma USA, Inc.
6.625%, 5/01/23	868,000	865,830

Valeant Pharmaceuticals International
9.25%, 4/01/26, 144A	3,314,000	3,536,668
8.50%, 1/31/27, 144A	1,621,000	1,681,788
Vizient, Inc., 144A
10.375%, 3/01/24	1,228,000	1,338,520

		54,471,526

Diversified - 0.2%
Holding Companies-Diversified - 0.2%
Spectrum Brands Holdings, Inc.
7.75%, 1/15/22	1,859,000	1,900,828
Stena AB, 144A
7.00%, 2/01/24 (a)	1,167,000	1,079,475

		2,980,303

Energy - 13.8%
Coal - 0.1%
Peabody Energy Corp.
6.00%, 3/31/22, 144A	1,107,000	1,098,006
6.375%, 3/31/25, 144A (a)	1,200,000	1,152,000

		2,250,006

Energy-Alternate Sources - 0.1%
TerraForm Power Operating LLC
4.25%, 1/31/23, 144A	1,004,000	957,565
5.00%, 1/31/28, 144A	1,740,000	1,564,347

		2,521,912

Oil & Gas - 9.8%
Aker BP ASA
6.00%, 7/01/22, 144A	661,000	664,305
5.875%, 3/31/25, 144A	1,317,000	1,320,292
Antero Resources Corp.
5.375%, 11/01/21	2,431,000	2,427,961
5.125%, 12/01/22	2,351,000	2,309,857
5.625%, 6/01/23	1,766,000	1,757,170
5.00%, 3/01/25	1,363,000	1,299,961
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.00%, 4/01/22, 144A	2,727,000	2,897,437
7.00%, 11/01/26, 144A	1,036,000	973,840
Baytex Energy Corp.
5.125%, 6/01/21, 144A	549,000	528,412
5.625%, 6/01/24, 144A	1,053,000	918,742
Bruin E&P Partners LLC, 144A
8.875%, 8/01/23	1,294,000	1,208,272
California Resources Corp., 144A
8.00%, 12/15/22 (a)	4,906,000	3,783,752
Callon Petroleum Co.
6.125%, 10/01/24	2,421,000	2,348,370
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.50%, 4/15/21 (a)	1,956,000	1,762,845
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23 (a)	1,571,000	1,504,232
Chesapeake Energy Corp.
6.625%, 8/15/20	428,000	430,675
6.125%, 2/15/21	1,394,000	1,376,575
4.875%, 4/15/22 (a)	1,180,000	1,103,300
7.00%, 10/01/24	2,391,000	2,235,585
8.00%, 1/15/25	2,628,000	2,539,305
7.50%, 10/01/26	1,049,000	978,192
8.00%, 6/15/27 (a)	2,567,000	2,451,485

Citgo Holding, Inc., 144A
10.75%, 2/15/20	4,219,000	4,366,665
CITGO Petroleum Corp., 144A
6.25%, 8/15/22	1,540,000	1,534,225
CNX Resources Corp.
5.875%, 4/15/22	3,072,000	3,014,400
Continental Resources, Inc.
5.00%, 9/15/22	3,294,000	3,296,695
4.50%, 4/15/23	3,441,000	3,367,323
3.80%, 6/01/24	2,363,000	2,233,026
4.375%, 1/15/28	2,267,000	2,135,906
CrownRock LP / CrownRock Finance, Inc., 144A
5.625%, 10/15/25	2,597,000	2,441,180
Denbury Resources, Inc.
9.00%, 5/15/21, 144A	2,500,000	2,518,750
9.25%, 3/31/22, 144A	1,543,000	1,546,857
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25 (a)	1,199,000	1,076,102
Diamondback Energy, Inc.
4.75%, 11/01/24, 144A	687,000	668,966
4.75%, 11/01/24	1,218,000	1,186,028
5.375%, 5/31/25	2,221,000	2,201,566
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 1/30/26, 144A	1,204,000	1,243,130
5.75%, 1/30/28, 144A	1,248,000	1,288,560
Ensco PLC
4.50%, 10/01/24	1,965,000	1,463,925
5.20%, 3/15/25 (a)	1,056,000	795,295
7.75%, 2/01/26	2,172,000	1,800,045
EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%, 5/01/24, 144A	2,324,000	1,301,440
8.00%, 11/29/24, 144A (a)	1,133,000	997,040
8.00%, 2/15/25, 144A	2,173,000	1,097,365
7.75%, 5/15/26, 144A	2,533,000	2,450,678
Extraction Oil & Gas, Inc.
7.375%, 5/15/24, 144A	1,107,000	979,695
5.625%, 2/01/26, 144A	1,550,000	1,216,750
Gulfport Energy Corp.
6.00%, 10/15/24	2,015,000	1,853,800
6.375%, 5/15/25	1,760,000	1,603,800
6.375%, 1/15/26	173,000	154,835
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/01/24, 144A	1,330,000	1,213,625
5.75%, 10/01/25, 144A	1,239,000	1,152,270
6.25%, 11/01/28, 144A	1,125,000	1,063,125
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75%, 4/01/22	1,022,000	378,140
9.25%, 3/15/23, 144A	835,000	792,206
Matador Resources Co., 144A
5.875%, 9/15/26	2,314,000	2,204,085
MEG Energy Corp.
6.375%, 1/30/23, 144A	1,853,000	1,734,871
7.00%, 3/31/24, 144A	2,238,000	2,106,518
6.50%, 1/15/25, 144A	1,750,000	1,791,563

Murphy Oil Corp.
4.00%, 6/01/22 (a)	1,630,000	1,556,352
4.45%, 12/01/22	2,150,000	2,069,556
6.875%, 8/15/24	1,049,000	1,071,054
5.75%, 8/15/25	479,000	463,145
Nabors Industries, Inc.
5.00%, 9/15/20	1,694,000	1,685,163
4.625%, 9/15/21	1,348,000	1,260,514
5.50%, 1/15/23	1,656,000	1,465,063
5.75%, 2/01/25	1,680,000	1,367,096
Newfield Exploration Co.
5.75%, 1/30/22	1,537,000	1,573,504
5.625%, 7/01/24	2,491,000	2,553,275
5.375%, 1/01/26	1,567,000	1,565,041
Noble Holding International Ltd.
7.75%, 1/15/24 (a)	1,551,000	1,362,941
7.95%, 4/01/25 (a)	1,201,000	1,032,860
7.875%, 2/01/26, 144A (a)	1,789,000	1,674,951
Oasis Petroleum, Inc.
6.875%, 3/15/22	2,115,000	2,096,494
6.25%, 5/01/26, 144A	879,000	814,174
Parkland Fuel Corp., 144A
6.00%, 4/01/26	1,213,000	1,179,643
Parsley Energy LLC / Parsley Finance Corp.
6.25%, 6/01/24, 144A	513,000	514,283
5.375%, 1/15/25, 144A	2,300,000	2,213,750
5.25%, 8/15/25, 144A	1,563,000	1,484,850
5.625%, 10/15/27, 144A	670,000	639,850
PBF Holding Co LLC / PBF Finance Corp.
7.25%, 6/15/25	976,000	973,560
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/23	2,032,000	2,042,160
PDC Energy, Inc.
6.125%, 9/15/24	1,350,000	1,299,375
5.75%, 5/15/26	909,000	849,915
Precision Drilling Corp., 144A
7.125%, 1/15/26	933,000	879,353
Puma International Financing SA
5.125%, 10/06/24, 144A (a)	1,000,000	822,840
5.00%, 1/24/26, 144A	1,800,000	1,440,815
QEP Resources, Inc.
5.375%, 10/01/22	906,000	904,868
5.25%, 5/01/23	1,618,000	1,553,280
5.625%, 3/01/26 (a)	1,219,000	1,121,480
Range Resources Corp.
5.75%, 6/01/21	1,749,000	1,751,186
5.00%, 8/15/22	1,175,000	1,117,719
5.00%, 3/15/23	1,388,000	1,312,528
4.875%, 5/15/25 (a)	1,548,000	1,404,810
Rowan Cos., Inc.
4.875%, 6/01/22	1,416,000	1,279,710
7.375%, 6/15/25 (a)	1,081,000	962,090
Sable Permian Resources Land LLC / AEPB Finance Corp.
7.125%, 11/01/20, 144A (a)	1,339,000	589,160
13.00%, 11/30/20, 144A	790,000	825,550
7.375%, 11/01/21, 144A (a)	1,187,000	522,280

Sanchez Energy Corp.
7.75%, 6/15/21 (a)	1,389,000	413,228
6.125%, 1/15/23 (a)	2,510,000	640,050
7.25%, 2/15/23, 144A (a)	1,155,000	993,300
Seven Generations Energy Ltd.
6.75%, 5/01/23, 144A (a)	1,034,000	1,043,048
6.875%, 6/30/23, 144A	970,000	974,850
5.375%, 9/30/25, 144A	1,494,000	1,395,023
SM Energy Co.
6.125%, 11/15/22	1,273,000	1,257,088
5.00%, 1/15/24 (a)	1,096,000	1,023,390
5.625%, 6/01/25	1,062,000	979,695
6.75%, 9/15/26 (a)	1,509,000	1,456,185
6.625%, 1/15/27 (a)	861,000	826,560
Southwestern Energy Co.
4.10%, 3/15/22 (a)	2,238,000	2,165,265
6.20%, 1/23/25	2,390,000	2,297,388
7.50%, 4/01/26	1,767,000	1,789,088
7.75%, 10/01/27 (a)	1,097,000	1,114,771
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	2,150,000	2,101,625
5.50%, 2/15/26	898,000	857,590
5.875%, 3/15/28	1,039,000	985,751
Transocean, Inc.
5.80%, 10/15/22 (a)	1,176,000	1,087,800
9.00%, 7/15/23, 144A	2,540,000	2,613,025
7.25%, 11/01/25, 144A	1,650,000	1,534,500
7.50%, 1/15/26, 144A	1,712,000	1,600,720
Ultra Resources, Inc.
6.875%, 4/15/22, 144A	1,507,000	768,570
7.125%, 4/15/25, 144A (a)	1,255,000	523,963
Whiting Petroleum Corp.
5.75%, 3/15/21	2,150,000	2,133,875
6.25%, 4/01/23 (a)	972,000	959,947
6.625%, 1/15/26	2,212,000	2,140,110
WildHorse Resource Development Corp.
6.875%, 2/01/25	1,484,000	1,454,320
WPX Energy, Inc.
6.00%, 1/15/22	1,184,000	1,192,880
8.25%, 8/01/23	1,192,000	1,308,220
5.25%, 9/15/24	1,931,000	1,844,105
5.75%, 6/01/26 (a)	611,000	589,615

		192,452,798

Oil & Gas Services - 0.6%
Bristow Group, Inc.
6.25%, 10/15/22	898,000	456,857
KCA Deutag UK Finance PLC
9.875%, 4/01/22, 144A	1,191,000	982,575
9.625%, 4/01/23, 144A	872,000	695,420
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 144A
10.625%, 5/01/24	2,895,000	2,493,319

SESI LLC
7.125%, 12/15/21	1,778,000	1,684,655
7.75%, 9/15/24	1,193,000	1,069,226
Weatherford International Ltd.
7.75%, 6/15/21 (a)	2,103,000	1,734,975
4.50%, 4/15/22 (a)	1,313,000	873,145
8.25%, 6/15/23 (a)	1,213,000	806,645
9.875%, 2/15/24 (a)	2,038,000	1,370,555

		12,167,372

Pipelines - 3.2%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A
6.125%, 11/15/22	2,184,000	2,173,080
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24	3,719,000	4,016,520
5.875%, 3/31/25	2,663,000	2,749,547
5.125%, 6/30/27	3,277,000	3,182,786
Cheniere Energy Partners LP
5.25%, 10/01/25	3,232,000	3,159,280
5.625%, 10/01/26, 144A	2,591,000	2,526,225
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/01/23	2,157,000	2,151,607
5.75%, 4/01/25	859,000	828,935
DCP Midstream Operating LP
5.35%, 3/15/20, 144A	624,000	631,800
4.75%, 9/30/21, 144A	1,182,000	1,182,000
3.875%, 3/15/23	992,000	954,800
5.375%, 7/15/25	1,325,000	1,329,969
Energy Transfer LP
7.50%, 10/15/20	1,906,000	2,015,595
4.25%, 3/15/23	3,256,000	3,186,810
5.875%, 1/15/24	2,136,000	2,205,228
5.50%, 6/01/27	2,224,000	2,224,000
EnLink Midstream Partners LP
4.40%, 4/01/24	2,098,000	2,003,839
4.15%, 6/01/25	522,000	473,100
4.85%, 7/15/26	1,518,000	1,387,792
Genesis Energy LP / Genesis Energy Finance Corp.
6.75%, 8/01/22	1,796,000	1,791,510
6.00%, 5/15/23	504,000	476,910
6.50%, 10/01/25	1,426,000	1,297,660
6.25%, 5/15/26	1,101,000	971,633
NGPL PipeCo LLC
4.375%, 8/15/22, 144A	1,639,000	1,620,561
4.875%, 8/15/27, 144A	1,489,000	1,427,579
NuStar Logistics LP
4.80%, 9/01/20	918,000	906,139
5.625%, 4/28/27	1,243,000	1,190,173
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.75%, 10/01/23, 144A	142,000	140,580
5.50%, 9/15/24, 144A	2,436,000	2,454,270
5.50%, 1/15/28, 144A	1,453,000	1,431,205

Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.25%, 5/01/23	1,524,000	1,524,000
4.25%, 11/15/23	1,733,000	1,648,516
6.75%, 3/15/24	1,397,000	1,444,149
5.125%, 2/01/25	789,000	765,330
5.875%, 4/15/26, 144A	2,628,000	2,628,000
5.375%, 2/01/27	994,000	959,210
5.00%, 1/15/28	1,598,000	1,480,883

		62,541,221

Financial - 9.0%
Banks - 0.9%
CIT Group, Inc.
5.375%, 5/15/20	768,266	791,506
4.125%, 3/09/21	966,000	966,000
5.00%, 8/15/22	1,602,000	1,612,061
5.00%, 8/01/23	1,898,000	1,907,490
4.75%, 2/16/24	1,225,000	1,199,740
5.25%, 3/07/25	1,397,000	1,407,198
6.125%, 3/09/28	994,000	1,021,335
Freedom Mortgage Corp.
8.125%, 11/15/24, 144A	829,000	739,883
8.25%, 4/15/25, 144A	1,750,000	1,561,875
Intesa Sanpaolo SpA
5.017%, 6/26/24, 144A	4,095,000	3,595,222
5.71%, 1/15/26, 144A	3,736,000	3,286,426

		18,088,736

Diversified Financial Services - 3.9%
Ally Financial, Inc.
8.00%, 3/15/20	2,259,000	2,376,671
4.125%, 3/30/20	1,852,000	1,852,000
7.50%, 9/15/20	1,015,000	1,071,779
4.25%, 4/15/21	1,900,000	1,890,500
4.125%, 2/13/22	1,682,000	1,663,077
4.625%, 5/19/22	1,138,000	1,140,845
5.125%, 9/30/24	1,442,000	1,464,063
4.625%, 3/30/25	1,359,000	1,336,916
5.75%, 11/20/25	1,827,000	1,874,959
Blackstone CQP Holdco LP, 144A
6.50%, 3/20/21	4,088,000	3,986,188
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A
7.50%, 4/15/21	1,045,000	1,052,837
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.375%, 4/01/20, 144A	1,800,000	1,813,500
6.875%, 4/15/22, 144A	980,000	982,744
7.25%, 8/15/24, 144A	825,000	798,187
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 3/15/22, 144A	792,000	786,060
5.25%, 10/01/25, 144A	1,182,000	1,078,575
Lincoln Finance Ltd., 144A
7.375%, 4/15/21	960,000	985,200

Lions Gate Capital Holdings LLC, 144A
5.875%, 11/01/24	1,306,000	1,322,325
LPL Holdings, Inc., 144A
5.75%, 9/15/25	1,980,000	1,881,000
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23, 144A	1,975,000	1,999,688
9.125%, 7/15/26, 144A	1,500,000	1,521,563
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50%, 7/01/21	1,807,000	1,809,259
Navient Corp.
Series MTN, 8.00%, 3/25/20	3,067,000	3,174,345
5.00%, 10/26/20	798,000	792,015
5.875%, 3/25/21	1,937,000	1,928,768
6.625%, 7/26/21	1,694,000	1,715,175
Series MTN, 7.25%, 1/25/22	2,860,000	2,927,925
6.50%, 6/15/22	708,000	711,540
5.50%, 1/25/23	2,461,000	2,328,721
7.25%, 9/25/23	1,240,000	1,250,850
Series MTN, 6.125%, 3/25/24	1,938,000	1,821,720
5.875%, 10/25/24	1,400,000	1,263,500
6.75%, 6/25/25	612,000	569,160
6.75%, 6/15/26	1,317,000	1,195,177
NFP Corp., 144A
6.875%, 7/15/25	1,477,000	1,406,842
Quicken Loans, Inc.
5.75%, 5/01/25, 144A	3,335,000	3,176,588
5.25%, 1/15/28, 144A	1,893,000	1,691,869
Springleaf Finance Corp.
5.25%, 12/15/19	1,183,000	1,190,394
8.25%, 12/15/20	1,857,000	1,965,263
7.75%, 10/01/21	2,218,000	2,328,900
6.125%, 5/15/22	2,520,000	2,532,600
5.625%, 3/15/23	2,050,000	1,978,250
6.875%, 3/15/25	2,721,000	2,567,944
7.125%, 3/15/26	3,444,000	3,243,818
Vantiv LLC / Vanitv Issuer Corp., 144A
4.375%, 11/15/25	1,087,000	1,016,345

		77,465,645

Insurance - 0.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A
8.25%, 8/01/23	1,469,000	1,501,142
Ardonagh Midco 3 PLC, 144A
8.625%, 7/15/23	1,142,000	1,042,075
AssuredPartners, Inc., 144A
7.00%, 8/15/25	1,126,000	1,068,292
Genworth Holdings, Inc.
7.625%, 9/24/21	1,669,000	1,694,035
HUB International Ltd., 144A
7.00%, 5/01/26	3,000,000	2,865,000
Radian Group, Inc.
4.50%, 10/01/24	991,000	941,450

		9,111,994

Real Estate - 0.4%
Howard Hughes Corp., 144A
5.375%, 3/15/25	2,310,000	2,200,275

Kennedy-Wilson, Inc.
5.875%, 4/01/24	2,757,000	2,629,185
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.25%, 12/01/21, 144A (a)	486,000	473,850
4.875%, 6/01/23, 144A (a)	1,609,000	1,454,134
WeWork Cos., Inc., 144A
7.875%, 5/01/25 (a)	1,521,000	1,429,740

		8,187,184

Real Estate Investment Trusts - 2.6%
CBL & Associates LP
5.25%, 12/01/23 (a)	1,238,000	1,030,635
5.95%, 12/15/26 (a)	1,199,000	987,856
CyrusOne LP / CyrusOne Finance Corp.
5.00%, 3/15/24	1,826,000	1,816,870
5.375%, 3/15/27	1,209,000	1,187,842
Equinix, Inc.
5.375%, 1/01/22	1,773,000	1,801,262
5.375%, 4/01/23	2,594,000	2,626,425
5.75%, 1/01/25	1,047,000	1,070,348
5.875%, 1/15/26	2,644,000	2,690,270
5.375%, 5/15/27	2,525,000	2,480,812
ESH Hospitality, Inc., 144A
5.25%, 5/01/25	2,843,000	2,725,726
Iron Mountain, Inc.
4.375%, 6/01/21, 144A	228,000	226,290
6.00%, 8/15/23	1,492,000	1,525,570
5.75%, 8/15/24	2,661,000	2,541,255
4.875%, 9/15/27, 144A	1,972,000	1,752,615
5.25%, 3/15/28, 144A	2,215,000	2,015,739
iStar, Inc.
4.625%, 9/15/20	1,057,000	1,050,394
5.25%, 9/15/22	900,000	861,750
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24	3,050,000	3,091,480
4.50%, 9/01/26	560,000	519,075
MPT Operating Partnership LP / MPT Finance Corp.
6.375%, 3/01/24	1,382,000	1,437,280
5.25%, 8/01/26	1,600,000	1,564,000
5.00%, 10/15/27	2,573,000	2,450,783
SBA Communications Corp.
4.875%, 7/15/22	1,668,000	1,663,830
4.00%, 10/01/22	1,566,000	1,519,020
4.875%, 9/01/24	2,628,000	2,559,409
Starwood Property Trust, Inc.
3.625%, 2/01/21, 144A	1,934,000	1,880,815
5.00%, 12/15/21	1,300,000	1,301,463
4.75%, 3/15/25	880,000	822,800
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A
7.125%, 12/15/24 (a)	1,602,000	1,425,780

Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	825,000	787,875
8.25%, 10/15/23	2,563,000	2,386,794

		51,802,063

Venture Capital - 0.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.00%, 8/01/20	2,936,000	2,961,690
5.875%, 2/01/22	4,036,000	4,064,978
6.25%, 2/01/22	2,837,000	2,890,194
6.75%, 2/01/24	1,578,000	1,593,780
6.375%, 12/15/25	859,000	850,410

		12,361,052

Industrial - 8.3%
Aerospace/Defense - 2.1%
Arconic, Inc.
6.15%, 8/15/20	2,321,000	2,399,171
5.40%, 4/15/21	2,743,000	2,791,688
5.87%, 2/23/22	1,450,000	1,481,175
5.125%, 10/01/24	2,859,000	2,782,164
Bombardier, Inc.
7.75%, 3/15/20, 144A	1,822,000	1,862,995
8.75%, 12/01/21, 144A	3,799,000	3,931,965
5.75%, 3/15/22, 144A	903,000	862,365
6.00%, 10/15/22, 144A	3,202,000	3,050,225
6.125%, 1/15/23, 144A	2,674,000	2,546,985
7.50%, 12/01/24, 144A (a)	2,076,000	1,979,985
7.50%, 3/15/25, 144A	3,083,000	2,940,411
KLX, Inc., 144A
5.875%, 12/01/22	3,446,000	3,548,088
TransDigm, Inc.
5.50%, 10/15/20	960,000	960,903
6.00%, 7/15/22	3,050,000	3,057,625
6.50%, 7/15/24	2,609,000	2,622,045
6.50%, 5/15/25	1,632,000	1,629,960
6.375%, 6/15/26	2,165,000	2,118,756
Triumph Group, Inc.
7.75%, 8/15/25	1,167,000	1,076,558

		41,643,064

Building Materials - 0.9%
Builders FirstSource, Inc., 144A
5.625%, 9/01/24	1,523,000	1,408,775
Griffon Corp.
5.25%, 3/01/22	2,300,000	2,156,250
Jeld-Wen, Inc.
4.625%, 12/15/25, 144A	1,168,000	1,048,280
4.875%, 12/15/27, 144A	608,000	532,000
Standard Industries, Inc.
5.50%, 2/15/23, 144A	1,036,000	1,019,165
5.375%, 11/15/24, 144A	2,185,000	2,083,944
6.00%, 10/15/25, 144A	2,650,000	2,593,687
5.00%, 2/15/27, 144A	1,181,000	1,065,852
Standard Industries, Inc./NJ, 144A
4.75%, 1/15/28	2,506,000	2,202,148
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, 7/15/23	1,575,000	1,567,078
USG Corp., 144A
4.875%, 6/01/27	1,200,000	1,204,500

		16,881,679

Electrical Components & Equipment - 0.1%
Energizer Gamma Acquisition, Inc., 144A
6.375%, 7/15/26 (a)	1,200,000	1,131,000
Energizer Holdings, Inc., 144A
5.50%, 6/15/25	1,205,000	1,111,890

		2,242,890

Electronics - 0.2%
Itron, Inc., 144A
5.00%, 1/15/26	988,000	921,933
Sensata Technologies BV
4.875%, 10/15/23, 144A	1,136,000	1,117,540
5.625%, 11/01/24, 144A	977,000	983,106
5.00%, 10/01/25, 144A	1,500,000	1,451,250

		4,473,829

Engineering & Construction - 0.4%
AECOM
5.875%, 10/15/24	2,435,000	2,453,262
5.125%, 3/15/27	1,816,000	1,658,462
Brand Industrial Services, Inc., 144A
8.50%, 7/15/25	2,200,000	1,952,500
MasTec, Inc.
4.875%, 3/15/23	777,000	756,604
Pisces Midco, Inc., 144A
8.00%, 4/15/26	1,400,000	1,335,250
StandardAero Aviation Holdings, Inc., 144A
10.00%, 7/15/23	467,000	502,025

		8,658,103

Environmental Control - 0.3%
Advanced Disposal Services, Inc., 144A
5.625%, 11/15/24	611,000	600,307
Clean Harbors, Inc.
5.125%, 6/01/21	1,958,000	1,966,537
Covanta Holding Corp.
5.875%, 3/01/24	795,000	768,169
5.875%, 7/01/25	946,000	893,970
6.00%, 1/01/27	1,029,000	962,115
GFL Environmental, Inc., 144A
5.375%, 3/01/23	1,100,000	1,009,250

		6,200,348

Machinery-Construction & Mining - 0.1%
Vertiv Group Corp., 144A
9.25%, 10/15/24	1,800,000	1,755,000

Machinery-Diversified - 0.1%
Cloud Crane LLC, 144A
10.125%, 8/01/24	1,162,000	1,240,784
Welbilt, Inc.
9.50%, 2/15/24	445,000	478,931

		1,719,715

Metal Fabricate/Hardware - 0.3%
Novelis Corp.
6.25%, 8/15/24, 144A	2,386,000	2,368,105
5.875%, 9/30/26, 144A	3,500,000	3,272,500

		5,640,605

Packaging & Containers - 2.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 9/15/22, 144A	1,839,000	1,781,623
4.625%, 5/15/23, 144A	2,008,000	1,957,800
7.25%, 5/15/24, 144A	3,650,000	3,700,187
6.00%, 2/15/25, 144A	3,851,000	3,595,871
Ball Corp.
4.375%, 12/15/20	1,759,000	1,774,831
5.00%, 3/15/22	2,348,000	2,406,700
4.00%, 11/15/23	1,746,000	1,706,715
5.25%, 7/01/25	2,420,000	2,462,350
4.875%, 3/15/26	1,808,000	1,785,400
Berry Global, Inc.
5.50%, 5/15/22	485,000	486,819
6.00%, 10/15/22	933,000	946,995
5.125%, 7/15/23	2,000,000	1,988,750
4.50%, 2/15/26, 144A	1,282,000	1,208,285
BWAY Holding Co.
5.50%, 4/15/24, 144A	2,730,000	2,624,212
7.25%, 4/15/25, 144A	3,350,000	3,052,687
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	2,137,000	2,108,151
Flex Acquisition Co., Inc.
6.875%, 1/15/25, 144A	1,108,000	1,029,055
7.875%, 7/15/26, 144A	1,462,000	1,377,935
Graphic Packaging International LLC
4.75%, 4/15/21	755,000	755,944
Multi-Color Corp., 144A
4.875%, 11/01/25	1,250,000	1,125,000
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22, 144A (a)	1,188,000	1,186,515
5.875%, 8/15/23, 144A	1,615,000	1,621,056
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/20	6,128,637	6,128,637
5.125%, 7/15/23, 144A	3,965,000	3,875,788
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg, 144A
7.00%, 7/15/24	1,714,000	1,712,929
Sealed Air Corp.
6.50%, 12/01/20, 144A	993,000	1,035,203
4.875%, 12/01/22, 144A	1,176,000	1,176,000
5.25%, 4/01/23, 144A	1,000,000	1,010,000
5.125%, 12/01/24, 144A	1,349,000	1,322,020
5.50%, 9/15/25, 144A	506,000	500,940

		57,444,398

Transportation - 0.3%
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21 (a)	892,000	535,200
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23	813,000	792,675
XPO Logistics, Inc.
6.50%, 6/15/22, 144A	2,650,000	2,706,312
6.125%, 9/01/23, 144A	1,433,000	1,447,330

		5,481,517

Trucking & Leasing - 0.6%
Avolon Holdings Funding Ltd.
5.50%, 1/15/23, 144A	670,000	673,350
5.125%, 10/01/23, 144A	1,980,000	1,977,525
Park Aerospace Holdings Ltd.
5.25%, 8/15/22, 144A	4,100,000	4,115,375
4.50%, 3/15/23, 144A	2,492,500	2,430,187
5.50%, 2/15/24, 144A	2,946,000	2,971,424

		12,167,861

Technology - 5.3%
Computers - 1.8%
Banff Merger Sub, Inc., 144A
9.75%, 9/01/26	3,295,000	3,109,656
Dell International LLC / EMC Corp.
5.875%, 6/15/21, 144A	6,099,000	6,199,230
7.125%, 6/15/24, 144A	3,234,000	3,382,801
Dell, Inc.
4.625%, 4/01/21 (a)	2,463,000	2,451,978
Diebold Nixdorf, Inc.
8.50%, 4/15/24 (a)	820,000	514,550
EMC Corp.
2.65%, 6/01/20	794,000	773,380
3.375%, 6/01/23	2,100,000	1,900,138
Exela Intermediate LLC / Exela Finance, Inc., 144A
10.00%, 7/15/23	2,222,000	2,252,552
Harland Clarke Holdings Corp.
9.25%, 3/01/21, 144A (a)	1,591,000	1,475,653
8.375%, 8/15/22, 144A	1,919,000	1,784,670
Leidos Holdings, Inc.
4.45%, 12/01/20	950,000	957,125
NCR Corp.
4.625%, 2/15/21	706,000	697,175
5.00%, 7/15/22	1,212,000	1,157,460
6.375%, 12/15/23	1,989,000	1,969,110
Sungard Availability Services Capital, Inc., 144A
8.75%, 4/01/22 (a)	920,000	368,000
West Corp., 144A
8.50%, 10/15/25	2,584,000	2,144,720
Western Digital Corp.
4.75%, 2/15/26	5,184,000	4,756,320

		35,894,518

Office/Business Equipment - 0.4%
CDW LLC / CDW Finance Corp.
5.00%, 9/01/23	918,000	921,442
5.50%, 12/01/24	1,981,000	1,988,429
5.00%, 9/01/25	778,000	761,468
Pitney Bowes, Inc.
3.875%, 10/01/21	1,093,000	1,050,646
4.375%, 5/15/22	1,600,000	1,496,800
4.95%, 4/01/23 (a)	666,000	617,715
4.625%, 3/15/24 (a)	1,024,000	925,440

		7,761,940

Semiconductors - 0.1%
Amkor Technology, Inc.
6.375%, 10/01/22	609,000	613,555
Qorvo, Inc., 144A
5.50%, 7/15/26	1,479,000	1,438,328
STATS ChipPAC Pte Ltd., 144A
8.50%, 11/24/20	645,000	650,805

		2,702,688

Software - 3.0%
CDK Global, Inc.
5.00%, 10/15/24	704,000	700,480
5.875%, 6/15/26	1,191,000	1,186,534
4.875%, 6/01/27	1,637,000	1,534,687
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/01/25	2,200,000	2,134,000
First Data Corp.
5.375%, 8/15/23, 144A	1,997,000	2,014,474
7.00%, 12/01/23, 144A	7,361,000	7,618,635
5.00%, 1/15/24, 144A	4,827,000	4,778,489
5.75%, 1/15/24, 144A	5,250,000	5,289,375
Infor US, Inc.
5.75%, 8/15/20, 144A	478,000	482,168
6.50%, 5/15/22	4,126,000	4,120,842
Informatica LLC, 144A
7.125%, 7/15/23	1,500,000	1,511,250
IQVIA, Inc.
4.875%, 5/15/23, 144A	1,818,000	1,820,273
5.00%, 10/15/26, 144A	2,300,000	2,233,875
MSCI, Inc.
5.25%, 11/15/24, 144A	2,069,000	2,084,518
5.75%, 8/15/25, 144A	1,773,000	1,804,028
4.75%, 8/01/26, 144A	1,200,000	1,146,000
5.375%, 5/15/27, 144A	871,000	865,225
Nuance Communications, Inc.
5.625%, 12/15/26	1,199,000	1,154,397
Open Text Corp.
5.625%, 1/15/23, 144A	2,650,000	2,703,000
5.875%, 6/01/26, 144A	1,147,000	1,158,470
Rackspace Hosting, Inc., 144A
8.625%, 11/15/24 (a)	2,669,000	2,261,977
Riverbed Technology, Inc., 144A
8.875%, 3/01/23 (a)	900,000	751,500
Solera LLC / Solera Finance, Inc., 144A
10.50%, 3/01/24	4,670,000	5,055,275
TIBCO Software, Inc., 144A
11.375%, 12/01/21	2,389,000	2,535,326
Veritas US, Inc. / Veritas Bermuda Ltd.
7.50%, 2/01/23, 144A	1,067,000	962,490
10.50%, 2/01/24, 144A (a)	1,848,000	1,349,040

		59,256,328

Utilities - 2.9%
Electric - 2.5%
AES Corp.
4.00%, 3/15/21	1,064,000	1,050,700
4.50%, 3/15/23	1,177,000	1,171,115
4.875%, 5/15/23	1,674,000	1,667,722
5.50%, 4/15/25	787,000	796,837
6.00%, 5/15/26	1,850,000	1,914,750
5.125%, 9/01/27	894,000	882,825

Calpine Corp.
6.00%, 1/15/22, 144A	1,900,000	1,909,500
5.375%, 1/15/23	2,769,000	2,630,550
5.875%, 1/15/24, 144A (a)	1,268,000	1,271,170
5.50%, 2/01/24	1,686,000	1,561,657
5.75%, 1/15/25	3,344,000	3,084,840
5.25%, 6/01/26, 144A	2,638,000	2,463,232
Clearway Energy Operating LLC
5.375%, 8/15/24	1,150,000	1,095,375
5.75%, 10/15/25, 144A	1,323,000	1,276,695
InterGen NV, 144A
7.00%, 6/30/23	911,000	831,287
NextEra Energy Operating Partners LP
4.25%, 9/15/24, 144A	1,194,000	1,129,823
4.50%, 9/15/27, 144A	1,261,000	1,161,696
NRG Energy, Inc.
6.25%, 5/01/24	1,770,000	1,816,463
7.25%, 5/15/26	2,405,000	2,552,306
6.625%, 1/15/27	2,650,000	2,709,413
5.75%, 1/15/28	1,922,000	1,881,158
Talen Energy Supply LLC
4.60%, 12/15/21	1,235,000	1,133,113
9.50%, 7/15/22, 144A	1,092,000	1,111,110
6.50%, 6/01/25	1,348,000	980,670
10.50%, 1/15/26, 144A (a)	1,394,000	1,214,523
Vistra Energy Corp.
7.375%, 11/01/22	2,546,000	2,647,840
5.875%, 6/01/23	2,800,000	2,845,500
7.625%, 11/01/24	4,004,000	4,264,260
Vistra Operations Co. LLC, 144A
5.50%, 9/01/26	1,205,000	1,189,938

		50,246,068

Gas - 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	1,439,000	1,374,245
5.50%, 5/20/25	1,763,000	1,637,386
5.875%, 8/20/26	1,545,000	1,448,437
5.75%, 5/20/27	1,090,000	990,211
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/01/23	1,411,000	1,384,191

		6,834,470

TOTAL CORPORATE BONDS (Cost $2,021,794,497)		1,948,981,013

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 6.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c) (Cost $130,900,598)	130,900,598	$130,900,598

CASH EQUIVALENTS - 0.9%
DWS Government Money Market Series Fund “Institutional Shares” , 2.15% (b) (Cost $18,576,592)	18,576,592	18,576,592

TOTAL INVESTMENTS - 106.2% (Cost $2,171,271,687)		$2,098,458,203
Other assets and liabilities, net - (6.2%)		(123,202,520)

NET ASSETS - 100.0%		$1,975,255,683

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 6.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c)
111,668,629	19,231,969	(d)	—	—	—	413,129	—	130,900,598	130,900,598
CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series Fund “Institutional Shares”, 2.15% (b)
—	56,390,928		(37,814,336)	—	—	—	—	18,576,592	18,576,592

111,668,629	75,622,897		(37,814,336)	—	—	413,129	—	149,477,190	149,477,190

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $129,645,147, which is 6.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,465,632.

(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$1,948,981,013	$—	$1,948,981,013
Short-Term Investments (e)	149,477,190	—	—	149,477,190

TOTAL	$149,477,190	$1,948,981,013	$—	$2,098,458,203

(e)	See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1%
Australia - 9.6%
AGL Energy Ltd.	687	$9,437
Amcor Ltd.	1,240	12,161
AMP Ltd.	2,991	5,308
APA Group (a)	1,232	7,917
ASX Ltd.	200	8,805
Aurizon Holdings Ltd.	2,166	6,659
AusNet Services	2,040	2,302
Australia & New Zealand Banking Group Ltd.	3,059	59,867
Bendigo & Adelaide Bank Ltd.	504	3,931
BlueScope Steel Ltd.	570	4,674
Boral Ltd.	1,212	4,514
Brambles Ltd.	1,661	12,457
Caltex Australia Ltd.	271	5,448
Coca-Cola Amatil Ltd.	522	3,294
Cochlear Ltd.	59	7,293
Commonwealth Bank of Australia	1,872	97,373
Computershare Ltd.	508	6,733
CSL Ltd.	477	61,794
Dexus REIT	1,054	8,051
Flight Centre Travel Group Ltd.	57	2,033
Fortescue Metals Group Ltd.	1,870	5,462
Goodman Group REIT	1,659	12,418
GPT Group REIT	1,875	7,216
Harvey Norman Holdings Ltd.	560	1,292
Insurance Australia Group Ltd.	2,420	12,865
LendLease Group (a)	601	5,556
Macquarie Group Ltd.	349	29,161
Mirvac Group REIT	3,776	6,039
National Australia Bank Ltd.	2,877	51,767
Newcrest Mining Ltd.	824	12,486
Orica Ltd.	392	5,010
Origin Energy Ltd.*	1,832	8,669
Ramsay Health Care Ltd.	146	5,781
Scentre Group REIT	5,571	15,866
SEEK Ltd.	340	4,588
Stockland REIT	2,477	6,584
Sydney Airport (a)	1,240	6,157
Telstra Corp. Ltd.	4,329	9,262
Transurban Group (a)	2,788	23,189
Wesfarmers Ltd.	1,213	27,982
Westpac Banking Corp.	3,656	69,335
Woodside Petroleum Ltd.	1,035	23,475

		680,211

Austria - 0.2%
OMV AG	155	7,831
voestalpine AG	127	4,220

		12,051

Belgium - 0.7%
Colruyt SA	62	3,962
KBC Group NV	262	18,808
Solvay SA	78	8,436
UCB SA	130	10,927
Umicore SA	216	9,372

		51,505

Denmark - 2.5%
Chr Hansen Holding A/S	101	9,120
Coloplast A/S, Class B	123	11,730
Genmab A/S*	63	9,586
H Lundbeck A/S	72	2,957
ISS A/S	175	5,674
Novo Nordisk A/S, Class B	1,919	89,088
Novozymes A/S, Class B	227	10,576
Orsted A/S, 144A	197	12,819
Pandora A/S	113	6,105
Tryg A/S	136	3,384
Vestas Wind Systems A/S	211	15,750
William Demant Holding A/S*	104	3,037

		179,826

Finland - 1.6%
Metso OYJ	108	3,078
Neste OYJ	133	10,394
Nokia OYJ	5,868	32,263
Nokian Renkaat OYJ	117	3,745
Nordea Bank Abp	3,223	28,610
Orion OYJ, Class B	107	3,571
Stora Enso OYJ, Class R	571	7,277
UPM-Kymmene OYJ	556	14,813
Wartsila OYJ Abp	499	8,125

		111,876

France - 10.6%
Accor SA	191	8,477
Air Liquide SA	447	54,028
Atos SE	101	8,577
AXA SA	2,055	50,061
Bouygues SA	230	8,844
Capgemini SE	172	20,069
Carrefour SA	606	10,910
Casino Guichard Perrachon SA	57	2,576
Cie de Saint-Gobain	541	20,052
Cie Generale des Etablissements Michelin	184	19,254
CNP Assurances	187	4,281
Credit Agricole SA	1,188	14,753
Danone SA	643	48,094
Eiffage SA	87	8,276
EssilorLuxottica SA	304	38,602
Eurazeo SE	47	3,520
Gecina SA REIT	48	6,712
Getlink SE	504	6,548
Imerys SA	39	2,093
Ingenico Group SA	62	4,476
Ipsen SA	39	5,021
JCDecaux SA	81	2,751
Kering	78	33,913
L’Oreal SA	263	61,909
Natixis SA	1,131	6,249
Orange SA (b)	2,185	37,505
Renault SA	205	14,403
Rexel SA	322	3,863
Schneider Electric SE	600	43,669

Societe BIC SA	26	2,789
TOTAL SA	2,542	141,506
Unibail-Rodamco-Westfield REIT	150	25,788
Vivendi SA	1,108	27,600
Wendel SA	28	3,402

		750,571

Germany - 9.6%
adidas AG	198	43,671
Allianz SE	459	96,925
BASF SE	981	71,498
Bayerische Motoren Werke AG	367	30,006
Beiersdorf AG	102	10,918
Commerzbank AG*	1,033	8,896
Deutsche Boerse AG	201	25,671
Deutsche Post AG	1,057	33,654
Deutsche Wohnen SE	373	17,881
E.ON SE	2,286	23,308
Evonik Industries AG	167	4,491
Fraport AG Frankfurt Airport Services Worldwide	46	3,382
HeidelbergCement AG	154	10,235
Henkel AG & Co. KGaA	110	11,359
Merck KGaA	133	14,661
METRO AG	232	3,561
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	158	34,330
OSRAM Licht AG	103	4,720
ProSiebenSat.1 Media SE	246	4,996
RWE AG	538	11,614
SAP SE	1,049	107,988
Siemens AG	814	94,377
Symrise AG	127	10,253
Telefonica Deutschland Holding AG	747	3,025

		681,420

Hong Kong - 2.2%
ASM Pacific Technology Ltd.	285	2,913
BOC Hong Kong Holdings Ltd.	3,841	14,970
CLP Holdings Ltd.	1,722	18,979
Hang Lung Properties Ltd.	2,150	4,352
Hang Seng Bank Ltd.	793	18,301
Hong Kong & China Gas Co. Ltd.	9,625	19,408
Hong Kong Exchanges & Clearing Ltd.	1,277	37,205
Hysan Development Co. Ltd.	667	3,188
MTR Corp. Ltd.	1,860	9,650
Shangri-La Asia Ltd.	1,229	1,743
Swire Pacific Ltd., Class A	526	5,814
Swire Properties Ltd.	1,261	4,391
Techtronic Industries Co. Ltd.	1,428	7,682
Wharf Real Estate Investment Co. Ltd.	1,262	7,587
Yue Yuen Industrial Holdings Ltd.	726	2,110

		158,293

Ireland - 0.7%
CRH PLC	897	24,802
DCC PLC	107	8,061
Kerry Group PLC, Class A	176	18,184

		51,047

Israel - 0.3%
Bank Hapoalim BM	1,117	7,638
Bank Leumi Le-Israel BM	1,563	10,236
Mizrahi Tefahot Bank Ltd.	150	2,717

		20,591

Italy - 1.0%
Assicurazioni Generali SpA	1,236	20,838
Intesa Sanpaolo SpA	15,520	35,988
Recordati SpA	107	3,442
Snam SpA	2,342	10,265

		70,533

Japan - 24.1%
Aeon Co. Ltd.	600	14,378
AEON Financial Service Co. Ltd.	100	1,937
Aeon Mall Co. Ltd.	100	1,797
AGC, Inc.	200	6,790
Ajinomoto Co., Inc.	500	8,642
Amada Holdings Co. Ltd.	400	4,340
ANA Holdings, Inc.	100	3,568
Asahi Kasei Corp.	1,300	14,231
Asics Corp.	200	2,882
Astellas Pharma, Inc.	2,000	30,727
Benesse Holdings, Inc.	100	2,968
Bridgestone Corp.	600	24,306
Casio Computer Co. Ltd.	200	2,788
Central Japan Railway Co.	100	20,542
Chugai Pharmaceutical Co. Ltd.	200	13,686
CyberAgent, Inc.	100	4,527
Dai Nippon Printing Co. Ltd.	200	4,625
Daicel Corp.	300	3,355
Daifuku Co. Ltd.	100	5,117
Daikin Industries Ltd.	300	33,316
Daiwa House Industry Co. Ltd.	600	18,890
Denso Corp.	500	23,104
Dentsu, Inc.	200	8,912
East Japan Railway Co.	300	27,266
Eisai Co. Ltd.	300	27,517
Fast Retailing Co. Ltd.	100	51,995
Fujitsu Ltd.	200	12,306
Hino Motors Ltd.	300	3,065
Hitachi Chemical Co. Ltd.	100	1,582
Hitachi Construction Machinery Co. Ltd.	100	2,761
Hitachi High-Technologies Corp.	100	3,562
Hitachi Metals Ltd.	200	2,251
Honda Motor Co. Ltd.	1,700	47,938
Hulic Co. Ltd.	300	2,742
Inpex Corp.	1,100	11,673
J. Front Retailing Co. Ltd.	200	2,730
Japan Retail Fund Investment Corp. REIT	3	5,752
JFE Holdings, Inc.	500	8,813
Kajima Corp.	500	6,918
Kaneka Corp.	100	3,743
Kansai Paint Co. Ltd.	200	3,746
Kao Corp.	500	36,803
Kawasaki Heavy Industries Ltd.	200	4,655
KDDI Corp.	1,900	44,576
Keio Corp.	100	5,531
Keyence Corp.	100	54,249
Kikkoman Corp.	200	11,660

Kobayashi Pharmaceutical Co. Ltd.	100	6,957
Kobe Steel Ltd.	300	2,468
Komatsu Ltd.	1,000	26,711
Konica Minolta, Inc.	500	4,500
Kubota Corp.	1,000	17,059
Kuraray Co. Ltd.	300	4,660
Kurita Water Industries Ltd.	100	2,682
Kyocera Corp.	400	21,576
Kyushu Railway Co.	200	6,605
Lawson, Inc.	100	6,543
Marui Group Co. Ltd.	200	4,310
Mazda Motor Corp.	600	6,394
McDonald’s Holdings Co. Japan Ltd.	100	4,483
Mitsubishi Chemical Holdings Corp.	1,300	10,631
Mitsubishi Electric Corp.	1,900	25,066
Mitsubishi Estate Co. Ltd.	1,200	19,244
Mitsubishi Materials Corp.	100	2,805
Mitsubishi UFJ Lease & Finance Co. Ltd.	400	2,181
Mitsui Chemicals, Inc.	200	5,074
Mitsui Fudosan Co. Ltd.	900	21,519
Mitsui OSK Lines Ltd.	100	2,351
Mizuho Financial Group, Inc.	25,300	41,955
Murata Manufacturing Co. Ltd.	200	30,498
Nabtesco Corp.	100	2,765
Nagoya Railroad Co. Ltd.	200	5,011
NEC Corp.	300	9,300
NGK Insulators Ltd.	300	4,446
NGK Spark Plug Co. Ltd.	200	4,107
Nikon Corp.	300	4,703
Nintendo Co. Ltd.	100	30,480
Nippon Express Co. Ltd.	100	6,024
Nippon Prologis REIT, Inc. REIT	2	4,141
Nippon Yusen KK	200	3,394
Nitori Holdings Co. Ltd.	100	13,391
Nitto Denko Corp.	200	10,926
Nomura Real Estate Holdings, Inc.	100	1,974
Nomura Research Institute Ltd.	100	4,390
NSK Ltd.	400	3,759
NTT DOCOMO, Inc.	1,400	32,408
Obayashi Corp.	700	6,978
Odakyu Electric Railway Co. Ltd.	300	6,724
Omron Corp.	200	8,789
Oriental Land Co. Ltd.	200	19,894
Osaka Gas Co. Ltd.	400	7,288
Otsuka Corp.	100	3,364
Panasonic Corp.	2,300	23,587
Rakuten, Inc.	900	7,244
Recruit Holdings Co. Ltd.	1,200	33,004
Resona Holdings, Inc.	2,200	11,662
Secom Co. Ltd.	200	16,919
Sekisui Chemical Co. Ltd.	400	6,489
Sekisui House Ltd.	700	10,548
Seven & i Holdings Co. Ltd.	800	34,825
Sharp Corp.	200	2,966
Shimadzu Corp.	200	4,675

Shimizu Corp.	600	5,126
Shin-Etsu Chemical Co. Ltd.	400	35,702
Shiseido Co. Ltd.	400	25,448
Showa Denko KK	100	4,007
Showa Shell Sekiyu KK	200	3,098
Sohgo Security Services Co. Ltd.	100	4,703
Sompo Holdings, Inc.	400	15,450
Sony Corp.	1,300	67,971
Stanley Electric Co. Ltd.	100	2,911
Sumitomo Chemical Co. Ltd.	1,800	9,765
Sumitomo Electric Industries Ltd.	800	11,220
Sumitomo Heavy Industries Ltd.	100	3,316
Sumitomo Metal Mining Co. Ltd.	200	5,821
Sumitomo Mitsui Trust Holdings, Inc.	300	12,026
Sumitomo Rubber Industries Ltd.	200	2,672
Suntory Beverage & Food Ltd.	200	8,384
Sysmex Corp.	200	10,654
T&D Holdings, Inc.	600	8,523
Taisei Corp.	200	8,789
Takashimaya Co. Ltd.	100	1,453
Takeda Pharmaceutical Co. Ltd.	800	29,978
TDK Corp.	100	7,882
Teijin Ltd.	200	3,452
Tobu Railway Co. Ltd.	200	5,724
Toho Co. Ltd.	100	3,479
Toho Gas Co. Ltd.	100	4,042
Tokyo Electron Ltd.	200	27,961
Tokyo Gas Co. Ltd.	400	10,302
Tokyu Corp.	500	8,701
Tokyu Fudosan Holdings Corp.	500	2,805
Toppan Printing Co. Ltd.	300	4,830
Toray Industries, Inc.	1,500	11,761
TOTO Ltd.	100	3,871
Toyo Suisan Kaisha Ltd.	100	3,426
Toyoda Gosei Co. Ltd.	100	1,924
Toyota Tsusho Corp.	200	6,904
Unicharm Corp.	400	12,520
USS Co. Ltd.	100	1,774
West Japan Railway Co.	200	13,930
Yakult Honsha Co. Ltd.	100	7,530
Yamada Denki Co. Ltd.	500	2,417
Yamaha Corp.	100	4,306
Yamaha Motor Co. Ltd.	300	6,169
Yaskawa Electric Corp.	300	9,353
Yokogawa Electric Corp.	200	3,674

		1,707,463

Luxembourg - 0.2%
Millicom International Cellular SA SDR	70	4,123
SES SA	378	8,196
Tenaris SA	474	5,702

		18,021

Netherlands - 4.3%
Aegon NV	1,841	10,249
Akzo Nobel NV	262	21,982
ASML Holding NV	433	73,098

EXOR NV	113	6,640
ING Groep NV	4,172	50,468
Koninklijke Ahold Delhaize NV	1,298	33,369
Koninklijke DSM NV	202	17,895
Koninklijke KPN NV	3,551	10,506
Koninklijke Philips NV	985	37,077
Koninklijke Vopak NV	71	3,103
NN Group NV	313	13,315
QIAGEN NV*	234	8,227
Wolters Kluwer NV	303	18,292

		304,221

New Zealand - 0.2%
Auckland International Airport Ltd.	1,116	5,519
Fletcher Building Ltd.*	879	2,874
Meridian Energy Ltd.	1,311	2,976
Ryman Healthcare Ltd.	402	3,201

		14,570

Norway - 1.1%
Aker BP ASA	107	3,030
Equinor ASA	1,223	28,502
Marine Harvest ASA	433	10,121
Norsk Hydro ASA	1,587	7,471
Orkla ASA	857	7,073
Schibsted ASA, Class B	100	3,348
Telenor ASA	793	15,342

		74,887

Portugal - 0.3%
EDP - Energias de Portugal SA	2,674	9,347
Galp Energia SGPS SA	522	8,579
Jeronimo Martins SGPS SA	268	3,198

		21,124

Singapore - 1.3%
Ascendas Real Estate Investment Trust REIT	2,700	5,057
CapitaLand Commercial Trust REIT	2,700	3,424
CapitaLand Ltd.	2,700	6,140
CapitaLand Mall Trust REIT	2,700	4,428
City Developments Ltd.	400	2,458
DBS Group Holdings Ltd.	1,900	33,762
Jardine Cycle & Carriage Ltd.	100	2,566
Keppel Corp. Ltd.	1,500	6,625
Singapore Airlines Ltd.	600	4,159
Singapore Press Holdings Ltd.	1,700	3,271
Singapore Telecommunications Ltd.	8,500	19,082
UOL Group Ltd.	500	2,227

		93,199

South Africa - 0.1%
Investec PLC	705	4,284

Spain - 4.2%
Amadeus IT Group SA	471	33,736
Banco Bilbao Vizcaya Argentaria SA	7,137	40,550
Banco de Sabadell SA	5,886	7,511
Bankinter SA	710	5,933
CaixaBank SA	3,735	15,372
Enagas SA	234	6,430
Ferrovial SA	513	10,554
Grifols SA	310	8,691
Iberdrola SA	6,536	48,769

Industria de Diseno Textil SA	1,148	35,212
Naturgy Energy Group SA	367	9,079
Red Electrica Corp. SA	462	9,947
Repsol SA	1,420	24,519
Telefonica SA	4,955	44,478

		300,781

Sweden - 3.6%
Assa Abloy AB, Class B	1,037	19,279
Atlas Copco AB, Class A	703	17,237
Atlas Copco AB, Class B	404	9,133
Boliden AB	297	6,654
Essity AB, Class B	632	16,194
Hennes & Mauritz AB, Class B	917	16,891
Husqvarna AB, Class B	440	3,465
ICA Gruppen AB (b)	86	3,120
Investor AB, Class B	505	22,123
Kinnevik AB, Class B	246	6,241
L E Lundbergforetagen AB, Class B	82	2,451
Sandvik AB	1,184	17,563
Skandinaviska Enskilda Banken AB, Class A	1,772	18,458
Skanska AB, Class B	355	5,580
SKF AB, Class B	451	7,121
Svenska Handelsbanken AB, Class A	1,608	17,712
Swedbank AB, Class A	955	22,193
Tele2 AB, Class B	584	7,305
Telefonaktiebolaget LM Ericsson, Class B	3,197	26,669
Telia Co. AB	2,965	13,680

		259,069

Switzerland - 7.7%
ABB Ltd.	1,937	39,172
Adecco Group AG	171	8,453
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1	6,824
Cie Financiere Richemont SA	552	35,859
Clariant AG*	205	4,057
Coca-Cola HBC AG*	216	6,432
Ferguson PLC	241	15,436
Givaudan SA	10	24,616
Kuehne + Nagel International AG	60	8,436
LafargeHolcim Ltd.*	522	23,396
Lonza Group AG*	77	24,880
Roche Holding AG	741	192,118
SGS SA	6	14,205
Sika AG	134	16,587
Sonova Holding AG	58	9,364
STMicroelectronics NV	730	10,687
Straumann Holding AG	11	6,725
Swiss Re AG	334	30,501
Swisscom AG	28	13,429
Vifor Pharma AG	47	5,792
Zurich Insurance Group AG	159	49,879

		546,848

United Arab Emirates - 0.1%
NMC Health PLC	108	4,545

United Kingdom - 12.9%
3i Group PLC	1,021	10,859
Associated British Foods PLC	370	11,443
Aviva PLC	4,188	21,748
Barratt Developments PLC	1,066	6,286
Berkeley Group Holdings PLC	135	5,557
British Land Co. PLC REIT	971	6,995
BT Group PLC	8,795	29,400
Burberry Group PLC	425	9,633
CNH Industrial NV	1,061	10,331
Coca-Cola European Partners PLC	228	11,067
Compass Group PLC	1,709	36,600
ConvaTec Group PLC, 144A	1,435	2,782
Croda International PLC	136	8,461
easyJet PLC	165	2,342
GlaxoSmithKline PLC	5,311	109,885
InterContinental Hotels Group PLC	186	9,967
Intertek Group PLC	169	10,128
ITV PLC	3,817	7,071
J Sainsbury PLC	1,808	7,036
Johnson Matthey PLC	201	7,499
Kingfisher PLC	2,079	6,632
Legal & General Group PLC	6,237	19,489
London Stock Exchange Group PLC	328	16,878
Marks & Spencer Group PLC	1,589	5,934
Meggitt PLC	838	5,541
Merlin Entertainments PLC, 144A	733	3,143
Mondi PLC	385	8,397
National Grid PLC	3,526	37,471
Next PLC	140	8,754
Pearson PLC	807	9,920
Prudential PLC	2,793	54,897
Reckitt Benckiser Group PLC	706	58,659
RELX PLC	2,109	43,929
Royal Mail PLC	957	3,905
RSA Insurance Group PLC	1,116	7,726
Schroders PLC	188	6,062
Segro PLC REIT	1,065	8,196
Smith & Nephew PLC	920	16,727
SSE PLC	1,075	15,026
Standard Chartered PLC	3,083	23,971
Standard Life Aberdeen PLC	2,439	8,259
Taylor Wimpey PLC	3,532	6,039
Tesco PLC	10,375	26,151
Unilever NV	1,664	92,329
Unilever PLC	1,198	64,863
Whitbread PLC	189	11,088
Wm Morrison Supermarkets PLC	2,326	7,051
WPP PLC	1,321	14,593

		916,720

TOTAL COMMON STOCKS (Cost $7,485,219)		7,033,656

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG	78	5,661
Henkel AG & Co. KGaA	184	21,229

Sartorius AG	37	4,696

		31,586

TOTAL PREFERRED STOCKS (Cost $35,576)		31,586

EXCHANGE-TRADED FUND - 0.2%
iShares MSCI EAFE ETF (b) (Cost $13,332)	200	12,554

SECURITIES LENDING COLLATERAL - 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (c)(d) (Cost $40,995)	40,995	40,995

TOTAL INVESTMENTS - 100.3% (Cost $7,575,122)		$7,118,791
Other assets and liabilities, net - (0.3%)		(22,922)

NET ASSETS - 100.0%		$7,095,869

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 9/6/2018 Commencement of Operations	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (c)(d)
—	40,995	(e)	—	—	—	96	—	40,995	40,995

*	Non-income producing security.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $51,132, which is 0.7% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $12,287.

(e)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018

REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2018 the Xtrackers MSCI EAFE ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total investments excluding Exchange-Traded Fund and Securities Lending Collateral
Financials	$1,406,461	19.9%
Industrials	980,384	13.9
Health Care	814,761	11.5
Consumer Discretionary	781,351	11.1
Consumer Staples	738,041	10.4
Materials	580,201	8.2
Information Technology	533,290	7.5
Communication Services	413,266	5.9
Energy	302,224	4.3
Utilities	260,029	3.7
Real Estate	255,234	3.6

Total	$7,065,242	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$7,033,656	$—	$—	$7,033,656
Preferred Stocks	31,586	—	—	31,586
Exchange -Traded Fund	12,554	—	—	12,554
Short-Term Investments	40,995	—	—	40,995

TOTAL	$7,118,791	$—	$—	$7,118,791

(f)	See Schedule of Investments for additional detailed categorizations.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	1/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	1/25/2019

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	1/25/2019

*	Print the name and title of each signing officer under his or her signature.